UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

Fidelity®

Series Global ex U.S. Index

Fund

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Actual	.20%	$ 1,000.00	$ 1,035.90	$ 1.01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.87	$ 1.01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 14.4%
Japan 13.8%
Canada 8.3%
Australia 5.7%
France 5.5%
Switzerland 5.4%
Germany 5.4%
United States of America* 4.5%
Korea (South) 3.5%
Other 33.5%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2011
United Kingdom 14.6%
Japan 14.0%
Canada 8.2%
France 6.0%
Australia 6.0%
Switzerland 5.6%
Germany 5.4%
Brazil 3.5%
Korea (South) 3.4%
Other* 33.3%

* Includes short-term investments and net other assets (liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks, Investment Companies and Equity Futures	100.1	100.0
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)	0.0
Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.4
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.0	1.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.9	1.0
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.9
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.9	0.6
Novartis AG (Switzerland, Pharmaceuticals)	0.8	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8	0.8
BHP Billiton Ltd. (Australia, Metals & Mining)	0.8	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.7	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.7	0.6
	8.8
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.2	23.9
Materials	11.1	12.1
Energy	11.2	11.8
Industrials	9.2	9.9
Consumer Staples	9.9	9.6
Consumer Discretionary	8.3	8.4
Health Care	6.0	6.1
Information Technology	6.4	6.2
Telecommunication Services	5.9	6.4
Utilities	3.4	3.6

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Australia - 5.7%
AGL Energy Ltd.	22,421	$ 349,923
Alumina Ltd.	126,311	150,859
Amcor Ltd.	58,431	457,790
AMP Ltd.	136,312	606,411
APA Group unit	27,700	150,645
Asciano Ltd. unit	50,063	246,708
ASX Ltd.	8,012	267,114
Australia & New Zealand Banking Group Ltd.	129,574	3,227,770
Bendigo & Adelaide Bank Ltd.	19,881	155,969
BHP Billiton Ltd.	157,710	5,851,623
Boral Ltd.	40,282	158,638
Brambles Ltd.	72,973	549,675
Caltex Australia Ltd.	6,297	90,338
Campbell Brothers Ltd.	3,200	228,607
CFS Retail Property Trust	98,824	198,198
Coca-Cola Amatil Ltd.	26,635	345,483
Cochlear Ltd.	2,750	188,093
Commonwealth Bank of Australia	77,635	4,203,543
Computershare Ltd.	21,483	188,233
Crown Ltd.	17,841	169,148
CSL Ltd.	25,408	970,439
DEXUS Property Group unit	225,253	219,426
Echo Entertainment Group Ltd.	36,801	172,535
Fortescue Metals Group Ltd.	58,547	344,024
Goodman Group unit	73,928	277,279
Harvey Norman Holdings Ltd.	20,325	42,775
Iluka Resources Ltd.	21,067	373,127
Incitec Pivot Ltd.	79,244	269,972
Insurance Australia Group Ltd.	97,756	360,539
John Fairfax Holdings Ltd. (e)	127,019	91,311
Leighton Holdings Ltd.	6,602	141,624
Lend Lease Group unit	24,500	190,164
Lynas Corp. Ltd. (a)	73,548	86,204
Macquarie Group Ltd.	17,418	530,072
Metcash Ltd.	40,172	165,739
Mirvac Group unit	167,325	225,754
National Australia Bank Ltd.	108,182	2,843,659
Newcrest Mining Ltd.	37,616	1,030,703
Orica Ltd.	18,304	512,412
Origin Energy Ltd.	53,535	739,582
OZ Minerals Ltd.	16,734	162,662
Qantas Airways Ltd. (a)	59,873	101,989
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	54,546	$ 786,510
QR National Ltd.	85,086	322,675
Ramsay Health Care Ltd.	7,391	154,237
Rio Tinto Ltd.	21,455	1,483,114
Santos Ltd.	47,074	687,598
Sims Metal Management Ltd.	8,454	124,307
Sonic Healthcare Ltd.	17,543	230,475
SP AusNet unit	85,126	98,001
Stockland Corp. Ltd. unit	115,134	371,852
Suncorp-Metway Ltd.	63,787	540,956
Sydney Airport unit	13,641	41,357
Tabcorp Holdings Ltd.	30,825	92,170
Tattersall's Ltd.	68,137	183,150
Telstra Corp. Ltd.	215,646	795,335
The GPT Group unit	79,751	271,700
Toll Holdings Ltd.	34,493	210,588
Transurban Group unit	65,516	400,674
Wesfarmers Ltd.	49,603	1,564,837
Westfield Group unit	105,807	1,018,572
Westfield Retail Trust unit	139,587	395,566
Westpac Banking Corp.	148,972	3,527,843
Whitehaven Coal Ltd.	20,000	110,853
Woodside Petroleum Ltd.	32,049	1,165,988
Woolworths Ltd.	60,192	1,626,724
WorleyParsons Ltd.	9,921	291,997
TOTAL AUSTRALIA		44,133,838
Austria - 0.2%
Erste Bank AG	9,418	216,873
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	51,991	182,801
OMV AG (e)	8,266	279,855
Osterreichische Elektrizitatswirtschafts AG (e)	3,706	103,737
Raiffeisen International Bank-Holding AG	1,882	62,497
Telekom Austria AG	16,768	183,928
Vienna Insurance Group AG Wien	1,878	76,572
Voestalpine AG	5,563	180,094
TOTAL AUSTRIA		1,286,357
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	65,242	236,991
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.5%
Experian PLC	48,853	$ 771,127
Glencore International PLC (e)	67,845	468,667
Petrofac Ltd.	12,584	354,375
Randgold Resources Ltd.	4,293	381,099
Shire PLC	27,337	891,095
Wolseley PLC	14,508	551,728
WPP PLC	61,347	830,800
TOTAL BAILIWICK OF JERSEY		4,248,891
Belgium - 0.7%
Ageas (e)	108,850	198,131
Anheuser-Busch InBev SA NV (e)	39,395	2,839,627
Bekaert SA	1,286	38,100
Belgacom SA (e)	7,276	206,702
Colruyt NV	4,125	169,008
Delhaize Group SA	5,133	249,889
Groupe Bruxelles Lambert SA (e)	3,986	276,550
KBC Groupe SA	7,336	141,884
Mobistar SA	1,738	65,733
Solvay SA Class A	2,943	358,154
UCB SA (e)	4,828	225,517
Umicore SA	5,356	290,666
TOTAL BELGIUM		5,059,961
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	96,000	104,183
Cheung Kong Infrastructure Holdings Ltd.	21,000	124,642
China Gas Holdings Ltd.	186,000	92,537
China Resources Gas Group Ltd.	32,000	62,196
China Yurun Food Group Ltd.	61,000	78,072
Cosco Pacific Ltd.	72,000	104,864
Credicorp Ltd. (NY Shares)	3,370	441,167
First Pacific Co. Ltd.	114,000	123,864
GOME Electrical Appliances Holdings Ltd.	444,000	80,117
Haier Electronics Group Co. Ltd. (a)	54,000	56,515
Huabao International Holdings Ltd.	122,000	62,583
Kerry Properties Ltd.	31,000	141,642
Kunlun Energy Co. Ltd.	108,000	190,425
Li & Fung Ltd.	284,000	607,631
Nine Dragons Paper (Holdings) Ltd.	100,000	82,489
Noble Group Ltd.	186,363	177,682
NWS Holdings Ltd.	58,926	89,012
Common Stocks - continued
	Shares	Value
Bermuda - continued
Orient Overseas International Ltd.	13,500	$ 92,220
Seadrill Ltd.	16,121	624,015
Shangri-La Asia Ltd.	76,000	161,430
Sihuan Pharmaceutical Holdings Group Ltd.	83,000	31,558
Sinofert Holdings Ltd.	44,000	9,584
Skyworth Digital Holdings Ltd.	131,424	53,866
Yue Yuen Industrial (Holdings) Ltd.	42,000	140,746
TOTAL BERMUDA		3,733,040
Brazil - 3.2%
AES Tiete SA (PN) (non-vtg.)	5,200	72,838
All America Latina Logistica SA	20,300	92,440
Amil Participacoes SA	4,700	45,739
Anhanguera Educacional Participacoes SA	7,300	97,045
Banco Bradesco SA:
(PN)	55,436	890,803
(PN) sponsored ADR	38,170	611,865
Banco do Brasil SA	23,300	288,232
Banco do Brasil SA sponsored ADR (e)	5,600	70,784
Banco Do Est Rio Grande Sul SA	9,400	81,467
Banco Santander SA (Brasil):
ADR	13,800	111,366
unit	25,400	207,075
BM&F Bovespa SA	95,700	538,207
BR Malls Participacoes SA	20,100	249,701
Bradespar SA (PN)	10,700	195,908
Brasil Foods SA	22,400	409,538
Brasil Foods SA sponsored ADR (e)	9,700	178,771
Braskem SA:
(PN-A)	6,200	43,585
Class A sponsored ADR (e)	1,500	22,050
Brookfield Incorporacoes SA	13,580	35,764
Centrais Eletricas Brasileiras SA (Electrobras)	11,800	100,905
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B)	5,700	68,508
(PN-B) sponsored ADR	4,800	57,360
sponsored ADR	4,100	34,932
Cetip SA	10,232	157,655
Cia.Hering SA	6,000	148,886
Cielo SA	11,688	350,735
Cielo SA sponsored ADR	2,400	72,048
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
rights 5/31/12 (a)	19	$ 28
(PN)	2,701	125,404
sponsored ADR (e)	2,200	103,466
Companhia de Bebidas das Americas (AmBev):
rights 6/1/12 (a)	57	470
(PN)	23,506	990,109
(PN) sponsored ADR	13,300	558,334
Companhia de Concessoes Rodoviarias	43,200	335,420
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	2,700	106,008
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	1,400	110,824
Companhia de Transmissao de Energia Eletrica Paulista (PN)	1,200	38,736
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	14,975	296,805
(PN) sponsored ADR (non-vtg.)	7,000	172,690
Companhia Energetica de Sao Paulo Series A	8,400	159,966
Companhia Paranaense de Energia-Copel:
(PN-B)	3,500	88,668
(PN-B) sponsored ADR (e)	1,700	42,585
Companhia Siderurgica Nacional SA (CSN)	23,600	202,429
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	11,400	101,688
Cosan SA Industria e Comercio	6,400	111,135
CPFL Energia SA	6,000	83,886
CPFL Energia SA sponsored ADR	1,608	45,346
Cyrela Brazil Realty SA	12,900	104,221
Diagnosticos da America SA	11,300	81,512
Drogasil SA	9,500	102,369
Duratex SA	14,220	83,553
Ecorodovias Infraestrutura e Logistica SA	10,000	83,414
Eletropaulo Metropolitana SA (PN-B)	5,100	78,019
Embraer SA	15,700	135,408
Embraer SA sponsored ADR	2,625	90,930
Energias do Brasil SA	12,900	90,212
Fibria Celulose SA	1,695	13,641
Fibria Celulose SA sponsored ADR (e)	7,900	62,726
Gerdau SA:
(PN)	24,650	231,738
sponsored ADR	17,150	161,039
Gol Linhas Aereas Inteligentes SA:
(PN)	300	1,597
Common Stocks - continued
	Shares	Value
Brazil - continued
Gol Linhas Aereas Inteligentes SA: - continued
sponsored ADR	2,000	$ 10,600
HRT Participacoes em Petroleo SA (a)	200	57,498
HRT Participacoes em Petroleo SA GDR (a)	7,000	19,630
Hypermarcas SA	14,800	94,958
Itau Unibanco Banco Multiplo SA	64,700	1,018,283
Itau Unibanco Banco Multiplo SA sponsored ADR	46,550	730,370
Itausa-Investimentos Itau SA:
rights 5/31/12 (a)	1,498	440
(PN)	123,498	586,990
JBS SA (a)	36,500	143,614
Klabin SA (PN) (non-vtg.)	23,500	112,683
Light SA	3,500	45,537
Localiza Rent A Car SA	5,900	100,750
Lojas Americanas SA (PN)	17,307	162,706
Lojas Renner SA	6,000	192,860
Metalurgica Gerdau SA (PN)	14,200	173,203
MMX Mineracao e Metalicos SA (a)	9,000	41,833
MRV Engenharia e Participacoes SA	13,400	77,961
Multiplan Empreendimentos Imobiliarios SA	4,000	94,431
Natura Cosmeticos SA	8,800	201,978
Odontoprev SA	16,300	86,966
OGX Petroleo e Gas Participacoes SA (a)	50,000	347,035
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)(e)	13,800	97,980
Oi SA	10,918	73,831
Oi SA:
ADR	977	6,517
(PN)	30,603	184,471
sponsored ADR	4,338	77,780
PDG Realty SA Empreendimentos e Participacoes	56,300	132,912
Petroleo Brasileiro SA - Petrobras:
(ON)	85,211	1,000,905
(PN) (non-vtg.)	121,540	1,357,494
(PN) sponsored ADR	41,350	916,316
sponsored ADR	30,750	723,855
Porto Seguro SA	4,700	46,331
Redecard SA	17,200	289,652
Rossi Residencial SA	9,500	39,871
Souza Cruz Industria e Comercio	17,600	274,136
Sul America SA unit	4,679	38,293
Suzano Papel e Celulose SA	4,775	18,036
Common Stocks - continued
	Shares	Value
Brazil - continued
TAM SA:
(PN) (ltd. vtg.)	2,900	$ 70,151
(PN) sponsored ADR (ltd. vtg.)	900	22,005
Telefonica Brasil SA	8,140	232,309
Telefonica Brasil SA sponsored ADR	5,940	169,112
TIM Participacoes SA	30,103	179,088
TIM Participacoes SA sponsored ADR (e)	1,933	57,855
Totvs SA	5,900	114,988
Tractebel Energia SA	6,700	115,466
Ultrapar Participacoes SA	11,000	249,875
Ultrapar Participacoes SA sponsored ADR	5,800	131,312
Usinas Siderurgicas de Minas Gerais SA - Usiminas	9,400	89,752
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
ADR	7,100	41,322
(PN-A) (non-vtg.)	13,100	75,048
Vale SA	38,200	853,721
Vale SA:
(PN-A)	60,200	1,309,073
(PN-A) sponsored ADR (e)	37,200	804,636
sponsored ADR	26,400	586,080
TOTAL BRAZIL		24,909,082
Canada - 7.9%
Agnico-Eagle Mines Ltd. (Canada)	8,672	346,441
Agrium, Inc.	7,774	684,883
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,891	255,560
ARC Resources Ltd.	13,478	277,542
Athabasca Oil Sands Corp. (a)	15,235	178,918
Bank of Montreal (e)	31,395	1,864,788
Bank of Nova Scotia	53,604	2,973,930
Barrick Gold Corp.	49,178	1,989,525
Baytex Energy Corp.	5,562	293,993
BCE, Inc.	12,383	501,714
Bell Aliant, Inc.	3,891	103,051
Bombardier, Inc. Class B (sub. vtg.)	70,931	300,169
Bonavista Energy Corp.	7,472	134,802
Brookfield Asset Management, Inc. Class A (e)	27,976	923,328
Brookfield Properties Corp.	11,814	213,974
CAE, Inc.	14,489	158,422
Cameco Corp.	19,548	432,619
Canadian Imperial Bank of Commerce (e)	19,788	1,493,090
Canadian National Railway Co.	22,083	1,884,684
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Natural Resources Ltd.	53,349	$ 1,853,645
Canadian Oil Sands Ltd.	24,699	545,866
Canadian Pacific	8,327	644,494
Canadian Tire Ltd. Class A (non-vtg.)	3,688	257,964
Canadian Utilities Ltd. Class A (non-vtg.)	4,279	301,469
Cenovus Energy, Inc.	37,340	1,355,241
Centerra Gold, Inc.	7,935	102,747
CGI Group, Inc. Class A (sub. vtg.) (a)	10,817	242,787
CI Financial Corp.	8,109	194,156
Crescent Point Energy Corp. (e)	14,470	632,271
Eldorado Gold Corp.	32,783	464,654
Empire Co. Ltd. Class A (non-vtg.)	1,668	98,180
Enbridge, Inc. (e)	36,350	1,523,186
Encana Corp. (e)	35,858	751,103
Enerplus Corp. (e)	9,048	167,449
Fairfax Financial Holdings Ltd. (sub. vtg.)	967	396,482
Finning International, Inc.	8,457	236,308
First Quantum Minerals Ltd.	23,245	482,903
Fortis, Inc. (e)	8,503	294,926
Franco-Nevada Corp.	5,948	266,824
George Weston Ltd.	2,760	176,400
Gildan Activewear, Inc.	6,177	177,915
Goldcorp, Inc.	39,792	1,524,000
Great-West Lifeco, Inc.	13,554	343,052
H&R REIT/H&R Finance Trust	4,200	103,751
Husky Energy, Inc. (e)	16,165	421,738
IAMGOLD Corp.	19,487	241,676
IGM Financial, Inc.	5,362	251,611
Imperial Oil Ltd.	14,658	682,482
Industrial Alliance Life Insurance Co.	4,157	132,569
Inmet Mining Corp.	2,529	139,130
Intact Financial Corp.	6,258	404,085
Ivanhoe Mines Ltd. (a)	13,456	157,072
Kinross Gold Corp.	56,781	508,744
Loblaw Companies Ltd.	5,503	185,801
Magna International, Inc. Class A (sub. vtg.)	10,748	471,051
Manulife Financial Corp.	89,032	1,217,740
MEG Energy Corp. (a)	5,974	260,128
Metro, Inc. Class A (sub. vtg.)	4,671	257,727
National Bank of Canada	7,895	616,254
New Gold, Inc. (a)	20,232	184,346
Nexen, Inc.	25,428	491,441
Common Stocks - continued
	Shares	Value
Canada - continued
Niko Resources Ltd.	1,971	$ 83,050
Onex Corp. (sub. vtg.)	3,984	158,231
Open Text Corp. (a)	3,040	170,443
Osisko Mining Corp. (a)	16,801	172,985
Pacific Rubiales Energy Corp.	12,295	352,762
Pan American Silver Corp.	6,984	135,827
Pembina Pipeline Corp.	14,100	426,533
Pengrowth Energy Corp. (e)	20,025	180,027
Penn West Petroleum Ltd.	24,345	417,272
Potash Corp. of Saskatchewan, Inc.	41,800	1,777,373
Power Corp. of Canada (sub. vtg.)	16,976	470,052
Power Financial Corp.	11,452	343,183
Precision Drilling Corp. (a)	10,464	96,403
Progress Energy Resources Corp.	9,136	100,540
Research In Motion Ltd. (a)	22,020	314,886
RioCan (REIT)	6,632	182,225
Ritchie Brothers Auctioneers, Inc. (e)	5,269	111,488
Rogers Communications, Inc. Class B (non-vtg.)	19,481	727,172
Royal Bank of Canada	70,751	4,089,268
Saputo, Inc. (e)	6,831	319,299
Shaw Communications, Inc. Class B (e)	18,262	376,426
Shoppers Drug Mart Corp.	10,262	442,167
Silver Wheaton Corp.	17,806	543,689
Sino-Forest Corp. (a)	5,569	0
SNC-Lavalin Group, Inc.	7,630	286,893
Sun Life Financial, Inc. (e)	28,449	697,580
Suncor Energy, Inc.	77,695	2,566,629
Talisman Energy, Inc.	50,529	660,931
Teck Resources Ltd. Class B (sub. vtg.)	29,096	1,085,779
TELUS Corp.	3,132	188,063
TELUS Corp. (non-vtg.)	7,307	428,840
The Toronto-Dominion Bank	44,395	3,752,507
Thomson Reuters Corp. (e)	18,527	553,700
Tim Hortons, Inc.	4,141	238,894
Tim Hortons, Inc. (Canada)	3,568	205,971
TMX Group, Inc.	3,797	173,368
Tourmaline Oil Corp. (a)	6,488	156,395
TransAlta Corp.	10,081	167,175
TransCanada Corp.	34,455	1,515,985
Valeant Pharmaceuticals International, Inc. (Canada) (a)	13,927	774,780
Vermilion Energy, Inc.	4,248	206,003
Common Stocks - continued
	Shares	Value
Canada - continued
Viterra, Inc.	19,449	$ 313,271
Yamana Gold, Inc.	37,267	546,696
TOTAL CANADA		61,283,562
Cayman Islands - 0.9%
Agile Property Holdings Ltd.	78,000	101,940
Alibaba.com Ltd. (a)	62,500	107,300
Anta Sports Products Ltd.	56,000	55,360
ASM Pacific Technology Ltd.	10,000	135,462
Belle International Holdings Ltd.	225,000	441,378
Bosideng International Holdings Ltd.	98,000	28,294
Chaoda Modern Agriculture (Holdings) Ltd. (a)	58,000	3,738
China Dongxiang Group Co. Ltd.	96,000	12,992
China Mengniu Dairy Co. Ltd.	62,000	191,786
China Resources Cement Holdings Ltd.	114,000	90,511
China Resources Land Ltd.	100,000	192,559
China Rongsheng Heavy Industry Group Co. Ltd.	38,000	9,502
China Shanshui Cement Group Ltd.	64,000	51,885
China State Construction International Holdings Ltd.	74,000	68,386
China ZhengTong Auto Services Holdings Ltd. (a)	47,000	46,402
China Zhongwang Holdings Ltd.	68,000	28,046
Country Garden Holdings Co. Ltd.	240,000	104,245
Daphne International Holdings Ltd.	44,000	62,836
Dongyue Group Co. Ltd.	30,000	22,465
Enn Energy Holdings Ltd.	32,000	112,597
Evergrande Real Estate Group Ltd.	229,000	132,524
Foxconn International Holdings Ltd. (a)	82,000	38,893
GCL-Poly Energy Holdings Ltd.	304,000	78,756
Geely Automobile Holdings Ltd.	215,000	80,085
Golden Eagle Retail Group Ltd. (H Shares)	37,000	97,047
Hengan International Group Co. Ltd.	36,000	381,175
Hengdeli Holdings Ltd.	124,000	49,705
Intime Department Store Group Co. Ltd.	64,000	80,839
Kingboard Chemical Holdings Ltd.	32,000	89,706
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	150	0
Lee & Man Paper Manufacturing Ltd.	61,000	28,618
Lifestyle International Holdings Ltd.	22,500	52,780
Longfor Properties Co. Ltd.	67,500	107,358
Lonking Holdings Ltd.	50,000	18,173
MStar Semiconductor, Inc.	17,908	106,570
Parkson Retail Group Ltd.	85,500	95,653
Renhe Commercial Holdings Co. Ltd.	532,000	30,856
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Sands China Ltd.	116,800	$ 459,152
Sany Heavy Equipment International Holdings Co. Ltd.	42,000	32,426
Semiconductor Manufacturing International Corp. (a)	693,000	34,328
Shimao Property Holdings Ltd.	78,500	103,808
Shui On Land Ltd.	88,243	36,964
SOHO China Ltd.	124,500	96,761
Tencent Holdings Ltd.	49,600	1,558,580
Tingyi (Cayman Islands) Holding Corp.	102,000	272,135
TPK Holdings Co.	5,100	62,974
Want Want China Holdings Ltd.	279,000	342,338
Wynn Macau Ltd.	74,000	237,490
Yingde Gases Group Co. Ltd.	47,500	55,222
Zhongsheng Group Holdings Ltd. Class H	29,500	58,630
TOTAL CAYMAN ISLANDS		6,687,230
Chile - 0.4%
AES Gener SA	139,174	88,078
Banco de Chile	868,706	136,994
Banco de Credito e Inversiones	1,458	104,891
Banco Santander Chile	3,197,789	252,474
Banco Santander Chile sponsored ADR	41	3,354
CAP SA	3,996	167,633
Cencosud SA	44,775	285,209
Colbun SA	368,812	104,919
Compania Cervecerias Unidas SA	5,680	81,436
Compania Cervecerias Unidas SA sponsored ADR	63	4,512
Compania de Petroleos de Chile SA (COPEC)	22,099	358,067
CorpBanca SA	5,357,880	73,228
E-CL SA	29,227	78,180
Empresa Nacional de Electricidad SA	145,669	265,423
Empresa Nacional de Electricidad SA sponsored ADR	174	9,504
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,301	105,047
Empresas CMPC SA	52,144	214,338
Enersis SA	578,382	235,955
Enersis SA sponsored ADR	453	9,182
Lan Airlines SA	6,124	173,583
Lan Airlines SA sponsored ADR	303	8,542
SACI Falabella	19,472	191,067
Sociedad Quimica y Minera de Chile SA:
(PN-B)	4,367	255,664
Common Stocks - continued
	Shares	Value
Chile - continued
Sociedad Quimica y Minera de Chile SA: - continued
(PN-B) sponsored ADR	95	$ 5,538
Vina Concha y Toro SA	22,981	48,795
TOTAL CHILE		3,261,613
China - 2.3%
Agricultural Bank China Ltd. (H Shares)	912,000	433,746
Air China Ltd. (H Shares)	114,000	82,723
Aluminum Corp. of China Ltd. (H Shares)	204,000	98,190
Angang Steel Co. Ltd. (H Shares)	78,000	53,383
Anhui Conch Cement Co. Ltd. (H Shares)	60,000	201,066
AviChina Industry & Technology Co. Ltd.	100,000	46,142
Bank Communications Co. Ltd. (H Shares)	343,200	265,407
Bank of China Ltd. (H Shares)	3,288,024	1,377,312
BBMG Corp. (H Shares)	75,000	64,766
Beijing Capital International Airport Co. Ltd. (H Shares)	90,000	58,812
BYD Co. Ltd. (H Shares) (a)	20,500	54,033
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	63,240	94,387
China BlueChemical Ltd. (H Shares)	102,000	72,964
China CITIC Bank Corp. Ltd. (H Shares)	393,293	250,413
China Coal Energy Co. Ltd. (H Shares)	197,000	226,234
China Communications Construction Co. Ltd. (H Shares)	216,000	217,151
China Communications Services Corp. Ltd. (H Shares)	122,000	62,740
China Construction Bank Corp. (H Shares)	2,965,649	2,308,716
China Cosco Holdings Co. Ltd. (H Shares)	104,500	60,610
China International Marine Containers (Group) Ltd. (B Shares)	34,500	50,603
China Life Insurance Co. Ltd. (H Shares)	372,000	990,467
China Longyuan Power Grid Corp. Ltd. (H Shares)	112,000	88,490
China Merchants Bank Co. Ltd. (H Shares)	197,480	428,627
China Minsheng Banking Corp. Ltd. (H Shares)	273,800	284,082
China Molybdenum Co. Ltd. (H Shares)	26,000	10,120
China National Building Materials Co. Ltd. (H Shares)	140,000	189,105
China Oilfield Services Ltd. (H Shares)	82,000	132,956
China Pacific Insurance Group Co. Ltd. (H Shares)	86,000	280,990
China Petroleum & Chemical Corp. (H Shares)	812,000	862,434
China Railway Construction Corp. Ltd. (H Shares)	108,500	86,563
China Railway Group Ltd. (H Shares)	219,000	86,938
China Shenhua Energy Co. Ltd. (H Shares)	168,500	748,175
China Ship Container Lines Co. Ltd. (H Shares) (a)	179,000	58,370
China Shipping Development Co. Ltd. (H Shares)	86,000	55,976
China Southern Airlines Ltd. (H Shares) (a)	58,000	26,090
Common Stocks - continued
	Shares	Value
China - continued
China Telecom Corp. Ltd. (H Shares)	680,000	$ 364,447
China Vanke Co. Ltd. (B Shares)	61,400	81,986
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	119,000	55,062
CSG Holding Co. Ltd. (B Shares)	16,600	12,773
CSR Corp. Ltd. (H Shares)	112,000	90,366
Datang International Power Generation Co. Ltd. (H Shares)	152,000	54,071
Dongfang Electric Corp. Ltd. (H Shares)	14,400	39,254
Dongfeng Motor Group Co. Ltd. (H Shares)	130,000	256,359
Great Wall Motor Co. Ltd. (H Shares)	49,000	105,848
Guangzhou Automobile Group Co. Ltd. (H Shares)	99,376	110,280
Guangzhou R F Properties Co. Ltd. (H Shares)	59,200	79,049
Huaneng Power International, Inc. (H Shares)	176,000	104,177
Industrial & Commercial Bank of China Ltd. (H Shares)	2,966,008	1,980,231
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	32,200	183,733
Jiangsu Expressway Co. Ltd. (H Shares)	74,000	72,964
Jiangxi Copper Co. Ltd. (H Shares)	71,000	171,674
Metallurgical Corp. China Ltd. (H Shares)	157,000	35,007
PetroChina Co. Ltd. (H Shares)	1,036,000	1,545,398
PICC Property & Casualty Co. Ltd. (H Shares)	138,020	173,089
Ping An Insurance Group Co. China Ltd. (H Shares)	84,000	702,648
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	80,000	92,490
Shanghai Electric Group Co. Ltd. (H Shares)	110,000	55,435
Shanghai Pharma Holding Co. Ltd. (H Shares)	25,300	38,087
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	102,000	35,496
Sinopharm Group Co. Ltd. (H Shares)	34,400	90,227
Tsingtao Brewery Co. Ltd. (H Shares)	12,000	72,848
Weichai Power Co. Ltd. (H Shares)	19,000	89,507
Wumart Stores, Inc. (H Shares)	18,000	41,621
Yanzhou Coal Mining Co. Ltd. (H Shares)	94,000	196,878
Zhaojin Mining Industry Co. Ltd. (H Shares)	41,500	58,089
Zhejiang Expressway Co. Ltd. (H Shares)	46,000	33,083
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	24,000	68,053
Zijin Mining Group Co. Ltd. (H Shares)	263,000	85,761
ZTE Corp. (H Shares)	26,680	64,717
TOTAL CHINA		17,649,489
Colombia - 0.3%
Almacenes Exito SA	10,095	163,822
BanColombia SA	11,951	195,976
BanColombia SA:
sponsored ADR	40	2,713
(PN)	15,188	257,675
Common Stocks - continued
	Shares	Value
Colombia - continued
Cementos Argos SA	13,912	$ 96,305
Corp. Financiera Colombiana SA	3,282	63,875
Ecopetrol SA	249,574	807,189
Grupo de Inversiones Surameric	11,299	204,903
Interconexion Electrica SA ESP	17,092	110,560
Inversiones Argos SA	12,646	121,984
TOTAL COLOMBIA		2,025,002
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	7,929	319,744
Komercni Banka A/S	842	154,846
Telefonica Czech Rep A/S	5,700	114,959
TOTAL CZECH REPUBLIC		589,549
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A (e)	26	193,761
Series B	66	516,284
Carlsberg A/S Series B	5,171	445,723
Coloplast A/S Series B	1,152	213,193
Danske Bank A/S (a)	32,477	527,346
DSV de Sammensluttede Vognmaend A/S	10,093	229,888
Novo Nordisk A/S Series B (e)	20,831	3,071,242
Novozymes A/S Series B	11,838	310,501
TDC A/S	25,136	180,255
Tryg A/S	937	52,271
Vestas Wind Systems A/S (a)(e)	8,962	79,115
William Demant Holding A/S (a)	1,225	115,640
TOTAL DENMARK		5,935,219
Egypt - 0.1%
Commercial International Bank Ltd.	22,768	97,245
Commercial International Bank Ltd. sponsored GDR	2,426	9,874
EFG-Hermes Holding SAE	25,318	56,162
Egyptian Co. for Mobile Services (MobiNil)	1,097	35,458
Egyptian Kuwaiti Holding	20,435	22,683
National Societe Generale Bank	4,319	20,469
Orascom Construction Industries SAE	2,505	110,120
Orascom Construction Industries SAE GDR	2,427	107,031
Orascom Telecom Holding SAE (a)	123,060	67,584
Orascom Telecom Holding SAE unit (a)	4,891	13,695
Orascom Telecom Media & Technology Holding sponsored GDR (f)	4,891	5,527
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Telecom Media & Technology Holding SAE (a)	65,618	$ 15,305
Talaat Moustafa Group Holding	33,119	22,845
Telecom Egypt SAE	24,076	51,137
TOTAL EGYPT		635,135
Finland - 0.5%
Elisa Corp. (A Shares)	7,606	171,573
Fortum Corp. (e)	22,339	480,551
Kesko Oyj	3,410	91,096
Kone Oyj (B Shares)	7,597	470,160
Metso Corp.	6,517	279,521
Neste Oil Oyj	4,784	56,554
Nokia Corp.	184,428	667,994
Nokian Tyres PLC (e)	5,170	245,222
Orion Oyj (B Shares) (e)	4,450	90,779
Pohjola Bank PLC (A Shares)	7,752	83,431
Sampo OYJ (A Shares) (e)	21,104	561,543
Sanoma-WSOY Oyj	4,402	45,978
Stora Enso Oyj (R Shares) (e)	28,197	192,235
UPM-Kymmene Corp.	25,283	323,651
Wartsila Corp.	8,506	344,338
TOTAL FINLAND		4,104,626
France - 5.5%
Accor SA	6,946	239,947
Aeroports de Paris	1,624	136,645
Air Liquide SA	3,486	448,417
Air Liquide SA (a)	3,394	436,583
Air Liquide SA	6,998	900,178
Alcatel-Lucent SA (a)	107,765	165,736
Alstom SA	10,123	361,554
Arkema SA	2,588	229,233
Atos Origin SA	2,469	159,027
AXA SA (e)	86,661	1,227,524
BIC SA	1,265	139,344
BNP Paribas SA	47,245	1,898,178
Bouygues SA (e)	9,005	244,615
Bureau Veritas SA	2,598	231,495
Cap Gemini SA	7,626	297,710
Carrefour SA	28,618	574,897
Casino Guichard Perrachon SA	2,705	265,665
Christian Dior SA	2,798	421,700
Common Stocks - continued
	Shares	Value
France - continued
CNP Assurances	7,272	$ 102,043
Compagnie de St. Gobain	19,632	822,417
Compagnie Generale de Geophysique SA (a)	7,192	206,266
Credit Agricole SA	47,325	243,265
Danone SA	28,546	2,008,496
Dassault Systemes SA	2,780	269,830
Edenred SA	7,553	241,268
EDF SA	3,623	76,666
EDF SA	9,060	191,718
Eiffage SA (e)	2,291	77,883
Essilor International SA	9,831	865,970
Eurazeo SA	1,639	84,000
Eutelsat Communications	6,711	238,891
Fonciere Des Regions	1,436	111,302
France Telecom SA	91,840	1,259,044
GDF Suez (e)	60,796	1,399,578
Gecina SA (e)	1,116	103,460
Groupe Eurotunnel SA	26,258	220,972
ICADE	1,218	102,758
Iliad SA	843	108,527
Imerys	1,538	87,426
JC Decaux SA	3,533	100,251
Klepierre SA	4,371	138,409
L'Oreal SA (e)	2,953	355,305
L'Oreal SA (a)	2,895	348,327
L'Oreal SA	6,036	726,253
Lafarge SA (a)	2,505	97,676
Lafarge SA	4,998	194,885
Lafarge SA (Bearer)	2,509	97,832
Lagardere S.C.A. (Reg.)	6,233	188,954
Legrand SA	11,231	379,124
LVMH Moet Hennessy - Louis Vuitton SA	12,373	2,049,879
Michelin CGDE Series B	8,921	666,299
Natixis SA	46,960	143,105
Neopost SA	1,479	85,041
Pernod Ricard SA	9,630	999,586
Peugeot Citroen SA	9,902	118,892
PPR SA	3,791	634,091
Publicis Groupe SA	7,316	377,325
Renault SA	9,830	446,670
Safran SA	8,671	321,403
Sanofi SA	55,932	4,272,511
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	24,069	$ 1,478,741
SCOR SE	8,264	218,524
Societe Generale Series A	32,248	762,442
Sodexo SA	4,373	348,265
Suez Environnement SA	14,025	197,824
Technip SA	4,920	556,414
Television Francaise 1 SA	6,201	59,925
Thales SA	4,855	168,228
Total SA	104,066	4,995,923
Unibail-Rodamco	4,453	832,357
Vallourec SA	5,870	353,023
Veolia Environnement SA	18,570	271,917
VINCI SA	22,622	1,048,145
Vivendi	61,560	1,138,052
Wendel SA	1,612	120,612
TOTAL FRANCE		42,492,438
Germany - 5.0%
adidas AG	10,235	853,593
Allianz AG	22,195	2,473,355
Axel Springer Verlag	2,163	98,643
BASF AG (e)	44,975	3,702,662
Bayer AG (e)	40,543	2,855,825
Bayerische Motoren Werke AG (BMW)	16,460	1,564,722
Beiersdorf AG	4,750	333,267
Brenntag AG	2,194	273,306
Celesio AG	4,085	70,436
Commerzbank AG (a)	180,399	390,458
Continental AG	3,831	371,334
Daimler AG (Germany)	44,419	2,455,860
Deutsche Bank AG	45,284	1,966,067
Deutsche Boerse AG	9,714	609,921
Deutsche Lufthansa AG	9,892	128,737
Deutsche Post AG	41,672	777,832
Deutsche Telekom AG	137,934	1,555,179
E.ON AG	88,184	1,997,971
Fraport AG Frankfurt Airport Services Worldwide	1,851	120,288
Fresenius Medical Care AG & Co. KGaA	10,326	733,324
Fresenius SE	5,658	564,751
GEA Group AG	8,658	285,734
Hannover Rueckversicherungs AG	3,114	188,245
Henkel AG & Co. KGaA	6,505	398,187
Common Stocks - continued
	Shares	Value
Germany - continued
Hochtief AG	1,844	$ 108,116
Infineon Technologies AG	55,387	551,450
K&S AG	8,178	408,737
Kabel Deutschland Holding AG	4,160	262,134
Lanxess AG	4,193	333,874
Linde AG	8,448	1,446,022
MAN SE (e)	3,236	408,847
Merck KGaA	3,245	356,546
Metro AG	5,937	191,573
Munich Re Group (e)	8,893	1,290,860
RWE AG	24,368	1,047,590
Salzgitter AG	1,773	92,570
SAP AG	45,125	2,992,625
Siemens AG	40,553	3,764,430
Suedzucker AG (Bearer)	2,789	84,899
Thyssenkrupp AG	19,533	462,854
United Internet AG	5,560	109,963
Volkswagen AG	1,416	241,717
Wacker Chemie AG	988	79,639
TOTAL GERMANY		39,004,143
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	9,401	186,676
Greek Organization of Football Prognostics SA	9,633	86,077
Hellenic Telecommunications Organization SA	15,867	51,882
National Bank of Greece SA (a)	39,439	88,001
TOTAL GREECE		412,636
Hong Kong - 2.6%
AIA Group Ltd.	414,400	1,474,153
Bank of East Asia Ltd.	78,289	292,121
Beijing Enterprises Holdings Ltd.	26,500	148,235
BOC Hong Kong (Holdings) Ltd.	179,000	554,858
Cathay Pacific Airways Ltd.	62,000	105,163
Cheung Kong Holdings Ltd.	68,000	904,487
China Agri-Industries Holding Ltd.	60,000	44,234
China Everbright Ltd.	36,000	57,165
China Insurance International Holdings Co. Ltd. (a)	39,200	81,748
China Merchant Holdings International Co. Ltd.	54,872	177,516
China Mobile Ltd.	293,000	3,241,612
China Overseas Land & Investment Ltd.	204,000	442,252
China Resources Enterprise Ltd.	58,000	210,810
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Resources Power Holdings Co. Ltd.	88,000	$ 160,605
China Unicom Ltd.	294,000	514,199
Citic Pacific Ltd.	58,000	95,537
CLP Holdings Ltd.	94,500	809,358
CNOOC Ltd.	874,000	1,846,892
Dah Chong Hong Holdings Ltd.	38,000	40,455
Far East Horizon Ltd.	102,000	78,485
Fosun International Ltd.	60,500	36,182
Franshion Properties China Ltd.	148,000	40,822
Fushan International Energy Group Ltd.	108,000	37,862
Galaxy Entertainment Group Ltd. (a)	67,000	209,411
Guangdong Investment Ltd.	134,000	98,618
Hang Lung Group Ltd.	42,000	263,628
Hang Lung Properties Ltd.	121,000	447,591
Hang Seng Bank Ltd.	37,000	508,362
Henderson Land Development Co. Ltd.	48,036	273,655
HKT Trust / HKT Ltd. unit	6,717	5,220
Hong Kong & China Gas Co. Ltd.	231,750	592,619
Hong Kong Exchanges and Clearing Ltd.	49,900	798,153
Hopewell Holdings Ltd.	32,500	87,338
Hutchison Whampoa Ltd.	107,000	1,029,503
Hysan Development Co. Ltd.	28,246	127,966
Lenovo Group Ltd.	310,000	298,067
Link (REIT)	109,806	457,133
Minmetals Resources Ltd. (a)	92,000	46,957
MTR Corp. Ltd.	68,965	245,331
New World Development Co. Ltd.	178,345	222,280
PCCW Ltd.	194,000	72,263
Poly (Hong Kong) Investments Ltd.	121,000	63,318
Power Assets Holdings Ltd.	69,500	519,549
Shanghai Industrial Holdings Ltd.	30,000	100,340
Sino Land Ltd.	139,170	240,361
Sino-Ocean Land Holdings Ltd.	192,000	89,583
SJM Holdings Ltd.	74,000	162,523
Sun Art Retail Group Ltd.	98,000	130,100
Sun Hung Kai Properties Ltd.	68,313	824,125
Swire Pacific Ltd. (A Shares)	34,500	407,535
Wharf Holdings Ltd.	76,000	453,533
Wheelock and Co. Ltd.	42,000	141,829
Wing Hang Bank Ltd.	9,043	96,215
Yuexiu Property Co. Ltd.	308,000	69,074
TOTAL HONG KONG		20,476,931
Common Stocks - continued
	Shares	Value
Hungary - 0.1%
Magyar Telekom PLC	27,383	$ 69,025
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	1,959	161,890
OTP Bank PLC	12,512	220,081
Richter Gedeon PLC	691	119,582
TOTAL HUNGARY		570,578
India - 1.4%
ABB Ltd. India	4	62
ACC Ltd.	2,595	60,959
Adani Enterprises Ltd.	13,112	69,948
Aditya Birla Nuvo Ltd.	1,956	34,437
Ambuja Cements Ltd.	31,591	90,397
Asian Paints India Ltd.	1,558	104,334
Axis Bank Ltd.	10,667	224,207
Bajaj Auto Ltd.	3,817	117,735
Bank of India	7,137	47,905
Bharat Heavy Electricals Ltd.	27,670	118,083
Bharat Petroleum Corp. Ltd.	4,580	58,323
Bharti Airtel Ltd.	28,070	165,494
Canara Bank	5,810	48,166
Cipla Ltd.	15,419	91,346
Coal India Ltd.	26,185	175,188
Dabur India Ltd.	17,296	36,733
DLF Ltd.	19,313	68,576
Dr. Reddy's Laboratories Ltd.	4,919	164,780
GAIL India Ltd.	16,605	104,189
GMR Infrastructure Ltd. (a)	45,888	23,221
HCL Technologies Ltd.	5,685	55,274
HDFC Bank Ltd.	74,167	764,208
Hero Motocorp Ltd.	2,731	116,212
Hindalco Industries Ltd.	49,913	114,440
Hindustan Unilever Ltd.	41,031	325,350
Housing Development Finance Corp. Ltd.	52,169	667,256
ICICI Bank Ltd.	20,009	335,205
Idea Cellular Ltd. (a)	26,342	39,264
Indiabulls Wholesale Services Ltd.	510	92
Infosys Ltd.	21,512	999,467
Infrastructure Development Finance Co. Ltd.	47,669	109,476
ITC Ltd.	110,759	516,307
Jaiprakash Associates Ltd.	59,301	84,169
Jindal Steel & Power Ltd.	18,251	174,661
JSW Steel Ltd.	5,715	75,234
Common Stocks - continued
	Shares	Value
India - continued
Kotak Mahindra Bank Ltd.	13,021	$ 144,093
Larsen & Toubro Ltd.	10,932	254,665
LIC Housing Finance Ltd.	16,910	83,498
Lupin Ltd.	8,233	86,355
Mahindra & Mahindra Ltd.	14,530	195,899
Maruti Suzuki India Ltd.	3,669	95,572
Mundra Port and SEZ Ltd.	14,651	35,553
NTPC Ltd.	26,708	82,409
Oil & Natural Gas Corp. Ltd.	36,592	187,633
Piramal Healthcare Ltd.	3,964	32,964
Power Finance Corp. Ltd.	15,566	50,291
Power Grid Corp. of India Ltd.	48,293	102,015
Ranbaxy Laboratories Ltd.	8,041	76,784
Reliance Capital Ltd.	2,388	14,934
Reliance Communication Ltd.	16,737	23,851
Reliance Industries Ltd.	65,376	924,934
Reliance Infrastructure Ltd.	5,262	52,725
Reliance Power Ltd. (a)	30,444	61,882
Rural Electrification Corp. Ltd.	16,499	65,319
Satyam Computer Services Ltd. (a)	18,436	27,060
Sesa Goa Ltd.	19,920	71,260
Shriram Transport Finance Co. Ltd.	7,225	78,568
Siemens India Ltd.	2,535	37,287
State Bank of India	6,612	268,435
Sterlite Industries (India) Ltd.	59,371	119,734
Sun Pharmaceutical Industries Ltd.	16,199	185,505
Suzlon Energy Ltd. (a)	25,401	10,973
Tata Consultancy Services Ltd.	23,262	550,620
Tata Motors Ltd.	71,628	428,413
Tata Power Co. Ltd.	51,030	102,322
Tata Steel Ltd.	16,307	143,563
Titan Industries Ltd.	8,410	37,207
Ultratech Cemco Ltd.	3,357	90,827
Unitech Ltd.	37,874	19,022
United Phosphorous Ltd.	7,795	17,214
United Spirits Ltd.	5,202	77,188
Wipro Ltd.	22,696	174,222
Zee Entertainment Enterprises Ltd.	17,545	42,076
TOTAL INDIA		11,233,570
Indonesia - 0.6%
PT Adaro Energy Tbk	618,500	125,174
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Aneka Tambang Tbk	114,500	$ 21,429
PT Astra Agro Lestari Tbk	24,000	55,884
PT Astra International Tbk	98,500	760,949
PT Bank Central Asia Tbk	614,500	534,900
PT Bank Danamon Indonesia Tbk Series A	157,713	96,098
PT Bank Mandiri (Persero) Tbk	477,500	384,473
PT Bank Negara Indonesia (Persero) Tbk	373,489	163,570
PT Bank Rakyat Indonesia Tbk	549,500	397,603
PT Bumi Resources Tbk	751,000	165,472
PT Charoen Pokphand Indonesia Tbk	334,000	99,940
PT Gudang Garam Tbk	28,000	180,360
PT Indo Tambangraya Megah Tbk	16,000	69,202
PT Indocement Tunggal Prakarsa Tbk	79,000	155,155
PT Indofood Sukses Makmur Tbk	232,500	122,695
PT Indosat Tbk	54,500	28,761
PT International Nickel Indonesia Tbk	156,000	52,620
PT Kalbe Farma Tbk	247,000	108,174
PT Perusahaan Gas Negara Tbk Series B	504,500	183,894
PT Semen Gresik (Persero) Tbk	144,500	191,031
PT Tambang Batubbara Bukit Asam Tbk	45,000	90,338
PT Telkomunikasi Indonesia Tbk Series B	481,500	443,975
PT Unilever Indonesia Tbk	76,500	165,228
PT United Tractors Tbk	85,712	276,054
PT XL Axiata Tbk	70,000	41,129
TOTAL INDONESIA		4,914,108
Ireland - 0.2%
CRH PLC	35,290	716,095
Elan Corp. PLC (a)	23,771	327,736
James Hardie Industries NV CDI	23,052	179,885
Kerry Group PLC Class A	7,151	326,925
Ryanair Holdings PLC (a)	5,111	28,865
Ryanair Holdings PLC sponsored ADR (a)	1,650	55,556
TOTAL IRELAND		1,635,062
Isle of Man - 0.1%
Genting Singapore PLC	305,000	426,332
Israel - 0.4%
Bank Hapoalim BM (Reg.)	50,558	188,008
Bank Leumi le-Israel BM	52,788	165,453
Bezeq Israeli Telecommunication Corp. Ltd.	93,638	156,693
Cellcom Israel Ltd.	1,757	21,945
Common Stocks - continued
	Shares	Value
Israel - continued
Cellcom Israel Ltd. (Israel) (e)	1,181	$ 14,853
Delek Group Ltd.	295	57,593
Elbit Systems Ltd.	154	5,616
Elbit Systems Ltd. (Israel)	1,450	52,958
Israel Chemicals Ltd.	20,875	239,479
Israel Corp. Ltd. (Class A)	87	56,848
Israel Discount Bank Ltd. (Class A) (a)	31,143	40,451
Mizrahi Tefahot Bank Ltd.	5,106	46,112
NICE Systems Ltd. (a)	979	37,532
NICE Systems Ltd. sponsored ADR (a)	2,188	84,063
Partner Communications Co. Ltd.	3,790	28,327
Teva Pharmaceutical Industries Ltd.	30,826	1,409,566
Teva Pharmaceutical Industries Ltd. sponsored ADR	15,453	706,820
TOTAL ISRAEL		3,312,317
Italy - 1.3%
A2A SpA	56,188	35,673
Assicurazioni Generali SpA	57,404	781,952
Atlantia SpA	14,684	222,573
Autogrill SpA	3,836	38,187
Banca Carige SpA (e)	22,623	23,659
Banca Monte dei Paschi di Siena SpA (e)	222,944	79,184
Banco Popolare Societa Cooperativa (e)	79,322	117,817
Enel Green Power SpA	90,232	145,728
Enel SpA	318,786	1,046,582
ENI SpA	117,530	2,611,692
EXOR SpA	3,096	72,010
Fiat Industrial SpA (e)	37,535	425,833
Fiat SpA	36,556	176,537
Finmeccanica SpA	21,243	91,282
Intesa Sanpaolo SpA	496,733	751,608
Intesa Sanpaolo SpA (Risparmio Shares)	44,394	59,298
Luxottica Group SpA	5,689	203,439
Mediaset SpA	32,576	77,494
Mediobanca SpA	28,254	138,016
Pirelli & C SpA	11,411	138,974
Prysmian SpA	10,915	177,726
Saipem SpA	13,109	647,640
Snam Rete Gas SpA	76,581	364,352
Telecom Italia SpA	466,225	528,965
Terna SpA	64,948	241,599
Common Stocks - continued
	Shares	Value
Italy - continued
UniCredit SpA	198,323	$ 789,195
Unione di Banche Italiane SCPA (e)	45,464	168,880
TOTAL ITALY		10,155,895
Japan - 13.8%
ABC-Mart, Inc.	1,800	65,553
Advantest Corp.	7,300	121,317
Aeon Co. Ltd.	30,300	395,591
Aeon Credit Service Co. Ltd.	3,000	52,300
Aeon Mall Co. Ltd.	3,900	86,492
Air Water, Inc.	8,000	100,848
Aisin Seiki Co. Ltd.	9,700	341,584
Ajinomoto Co., Inc.	32,000	413,026
Alfresa Holdings Corp.	2,200	101,602
All Nippon Airways Ltd.	42,000	123,275
Amada Co. Ltd.	16,000	108,604
Aozora Bank Ltd.	27,000	69,253
Asahi Glass Co. Ltd.	48,000	377,427
Asahi Group Holdings	18,700	421,099
Asahi Kasei Corp.	64,000	395,592
Asics Corp.	9,000	96,900
Astellas Pharma, Inc.	22,300	904,446
Bank of Kyoto Ltd.	14,000	118,611
Bank of Yokohama Ltd.	60,000	290,601
Benesse Holdings, Inc.	3,500	173,791
Bridgestone Corp.	31,700	750,125
Brother Industries Ltd.	12,800	172,001
Canon, Inc.	55,400	2,511,320
Casio Computer Co. Ltd. (e)	14,000	93,012
Central Japan Railway Co.	72	597,791
Chiba Bank Ltd.	36,000	218,732
Chiyoda Corp.	9,000	108,384
Chubu Electric Power Co., Inc.	33,100	542,110
Chugai Pharmaceutical Co. Ltd.	10,900	196,192
Chugoku Electric Power Co., Inc.(THE)	13,700	235,080
Citizen Holdings Co. Ltd.	14,600	91,697
Coca-Cola West Co. Ltd.	3,800	68,595
Cosmo Oil Co. Ltd.	30,000	83,202
Credit Saison Co. Ltd.	8,100	173,845
Dai Nippon Printing Co. Ltd.	27,000	239,637
Dai-ichi Mutual Life Insurance Co.	455	569,794
Daicel Chemical Industries Ltd.	16,000	101,427
Common Stocks - continued
	Shares	Value
Japan - continued
Daido Steel Co. Ltd.	15,000	$ 93,055
Daihatsu Motor Co. Ltd.	10,000	188,781
Daiichi Sankyo Kabushiki Kaisha	32,500	558,169
Daikin Industries Ltd.	10,900	288,004
Dainippon Sumitomo Pharma Co. Ltd.	9,100	91,141
Daito Trust Construction Co. Ltd.	3,400	305,775
Daiwa House Industry Co. Ltd.	24,000	309,722
Daiwa Securities Group, Inc.	79,000	298,560
DeNA Co. Ltd.	5,200	163,180
Denki Kagaku Kogyo KK	27,000	104,509
Denso Corp.	23,700	766,394
Dentsu, Inc.	8,900	273,292
East Japan Railway Co.	16,900	1,051,536
Eisai Co. Ltd.	12,700	496,390
Electric Power Development Co. Ltd.	5,600	154,960
FamilyMart Co. Ltd.	3,300	146,900
Fanuc Corp.	9,300	1,568,548
Fast Retailing Co. Ltd.	2,700	603,401
Fuji Electric Co. Ltd.	21,000	56,249
Fuji Heavy Industries Ltd.	28,000	211,204
Fujifilm Holdings Corp.	23,200	492,112
Fujitsu Ltd.	94,000	456,900
Fukuoka Financial Group, Inc.	40,000	166,430
Furukawa Electric Co. Ltd.	36,000	97,700
Fyushu Electric Power Co., Inc.	20,700	274,595
GREE, Inc. (e)	4,200	113,603
GS Yuasa Corp.	19,000	97,796
Gunma Bank Ltd.	19,000	96,408
Hakuhodo DY Holdings, Inc.	850	53,082
Hamamatsu Photonics KK	3,100	123,197
Hino Motors Ltd.	14,000	99,016
Hirose Electric Co. Ltd.	1,800	188,493
Hiroshima Bank Ltd.	22,000	89,382
Hisamitsu Pharmaceutical Co., Inc.	2,700	120,149
Hitachi Chemical Co. Ltd.	4,800	88,986
Hitachi Construction Machinery Co. Ltd.	5,600	121,114
Hitachi High-Technologies Corp.	3,200	80,420
Hitachi Ltd.	223,000	1,420,430
Hitachi Metals Ltd.	8,000	99,648
Hokkaido Electric Power Co., Inc.	8,000	112,437
Hokuhoku Financial Group, Inc.	57,000	99,729
Hokuriku Electric Power Co., Inc.	8,700	148,908
Common Stocks - continued
	Shares	Value
Japan - continued
Honda Motor Co. Ltd.	79,800	$ 2,872,117
Hoya Corp.	20,700	474,828
Ibiden Co. Ltd.	6,700	136,795
Idemitsu Kosan Co. Ltd.	1,200	110,499
INPEX Corp.	107	706,513
Isetan Mitsukoshi Holdings Ltd.	17,900	194,984
Ishikawajima-Harima Heavy Industries Co. Ltd.	72,000	174,190
Isuzu Motors Ltd.	59,000	336,875
Itochu Corp.	72,500	820,332
ITOCHU Techno-Solutions Corp.	1,100	50,193
Iyo Bank Ltd.	11,000	91,290
J Front Retailing Co. Ltd.	22,000	113,047
Japan Petroleum Exploration Co. Ltd.	1,500	68,437
Japan Prime Realty Investment Corp.	37	106,264
Japan Real Estate Investment Corp.	24	212,626
Japan Retail Fund Investment Corp.	86	137,130
Japan Steel Works Ltd.	15,000	91,246
Japan Tobacco, Inc.	223	1,235,428
JFE Holdings, Inc.	23,100	432,032
JGC Corp.	10,000	287,969
Joyo Bank Ltd.	35,000	152,800
JS Group Corp.	12,200	239,579
JSR Corp.	9,300	183,559
JTEKT Corp.	9,500	104,126
Jupiter Telecommunications Co.	96	101,751
JX Holdings, Inc.	109,710	618,901
Kajima Corp.	38,000	108,315
Kamigumi Co. Ltd.	13,000	104,487
Kaneka Corp.	16,000	98,885
Kansai Electric Power Co., Inc.	37,200	539,455
Kansai Paint Co. Ltd.	10,000	107,638
Kao Corp.	25,300	677,965
Kawasaki Heavy Industries Ltd.	69,000	207,131
Kawasaki Kisen Kaisha Ltd. (e)	41,000	86,366
KDDI Corp.	146	955,819
Keihin Electric Express Railway Co. Ltd.	23,000	197,465
Keio Corp.	28,000	202,528
Keisei Electric Railway Co.	13,000	100,344
Keyence Corp.	2,270	535,810
Kikkoman Corp.	6,000	70,356
Kinden Corp.	4,000	27,781
Kintetsu Corp. (e)	77,000	271,655
Common Stocks - continued
	Shares	Value
Japan - continued
Kirin Holdings Co. Ltd.	40,000	$ 509,330
Kobe Steel Ltd.	115,000	164,023
Koito Manufacturing Co. Ltd.	4,000	61,900
Komatsu Ltd.	46,700	1,344,110
Konami Corp.	4,000	115,690
Konica Minolta Holdings, Inc.	23,000	186,614
Kubota Corp.	56,000	540,609
Kuraray Co. Ltd.	16,200	231,211
Kurita Water Industries Ltd.	4,800	117,627
Kyocera Corp.	7,600	740,971
Kyowa Hakko Kirin Co., Ltd.	12,000	126,145
Lawson, Inc.	2,900	192,009
Mabuchi Motor Co. Ltd.	800	33,470
Makita Corp.	5,400	206,718
Marubeni Corp.	80,000	555,531
Marui Group Co. Ltd.	12,200	96,843
Maruichi Steel Tube Ltd.	3,200	70,426
Mazda Motor Corp. (a)	125,000	203,142
McDonald's Holdings Co. (Japan) Ltd.	3,800	107,844
Medipal Holdings Corp.	6,900	87,288
Meiji Holdings Co. Ltd.	3,300	146,170
Miraca Holdings, Inc.	2,400	94,527
Mitsubishi Chemical Holdings Corp.	70,000	368,929
Mitsubishi Corp.	68,600	1,486,790
Mitsubishi Electric Corp.	97,000	852,159
Mitsubishi Estate Co. Ltd.	62,000	1,096,126
Mitsubishi Gas Chemical Co., Inc.	20,000	131,036
Mitsubishi Heavy Industries Ltd.	147,000	666,690
Mitsubishi Logistics Corp.	4,000	43,880
Mitsubishi Materials Corp.	49,000	146,153
Mitsubishi Motors Corp. of Japan (a)	186,000	208,696
Mitsubishi Tanabe Pharma Corp.	11,600	161,024
Mitsubishi UFJ Financial Group, Inc.	621,600	2,984,808
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,590	107,616
Mitsui & Co. Ltd.	85,200	1,330,533
Mitsui Chemicals, Inc.	46,000	132,907
Mitsui Fudosan Co. Ltd.	41,000	751,036
Mitsui OSK Lines Ltd.	54,000	209,312
Mizuho Financial Group, Inc.	1,112,260	1,753,596
MS&AD Insurance Group Holdings, Inc.	28,190	519,747
Murata Manufacturing Co. Ltd.	10,000	571,532
Nabtesco Corp.	5,200	111,015
Common Stocks - continued
	Shares	Value
Japan - continued
Namco Bandai Holdings, Inc.	9,400	$ 134,416
NEC Corp. (a)	122,000	220,267
NGK Insulators Ltd.	13,000	162,151
NGK Spark Plug Co. Ltd.	7,000	99,941
NHK Spring Co. Ltd.	9,000	93,946
Nidec Corp.	5,400	485,312
Nikon Corp.	16,400	486,099
Nintendo Co. Ltd.	4,900	661,463
Nippon Building Fund, Inc.	32	304,088
Nippon Electric Glass Co. Ltd.	21,000	169,686
Nippon Express Co. Ltd.	44,000	166,111
Nippon Meat Packers, Inc.	9,000	114,972
Nippon Paper Group, Inc.	4,800	96,102
Nippon Sheet Glass Co. Ltd. (e)	54,000	69,946
Nippon Steel Corp.	250,000	623,011
Nippon Telegraph & Telephone Corp.	21,200	959,268
Nippon Yusen KK	75,000	221,717
Nishi-Nippon City Bank Ltd.	30,000	79,352
Nissan Motor Co. Ltd.	123,200	1,280,995
Nisshin Seifun Group, Inc.	8,500	103,717
Nisshin Steel Co. Ltd.	24,000	33,687
Nissin Food Holdings Co. Ltd.	3,100	116,648
Nitori Holdings Co. Ltd.	2,000	184,053
Nitto Denko Corp.	7,800	320,132
NKSJ Holdings, Inc.	17,200	354,062
NOK Corp.	5,400	111,088
Nomura Holdings, Inc.	177,000	725,590
Nomura Real Estate Holdings, Inc.	4,800	83,915
Nomura Real Estate Office Fund, Inc.	16	92,903
Nomura Research Institute Ltd.	4,400	100,951
NSK Ltd.	23,000	157,820
NTN Corp.	26,000	98,361
NTT Data Corp.	63	218,058
NTT DoCoMo, Inc.	742	1,267,045
NTT Urban Development Co.	67	51,400
Obayashi Corp.	36,000	152,392
Odakyu Electric Railway Co. Ltd.	32,000	296,606
Oji Paper Co. Ltd.	42,000	192,860
Olympus Corp.	11,400	179,000
Omron Corp.	9,700	206,097
Ono Pharmaceutical Co. Ltd.	3,900	220,833
Oracle Corp. Japan	1,500	57,941
Common Stocks - continued
	Shares	Value
Japan - continued
Oriental Land Co. Ltd.	2,600	$ 288,284
ORIX Corp.	5,250	501,988
Osaka Gas Co. Ltd.	86,000	347,815
Otsuka Corp.	1,000	80,431
Otsuka Holdings Co. Ltd.	11,500	346,605
Panasonic Corp.	106,800	818,850
Rakuten, Inc.	359	400,435
Resona Holdings, Inc.	91,300	387,822
Ricoh Co. Ltd.	32,000	286,677
Rinnai Corp.	1,400	102,001
ROHM Co. Ltd.	4,500	202,957
Sankyo Co. Ltd. (Gunma)	2,300	110,902
Sanrio Co. Ltd.	2,000	87,915
Santen Pharmaceutical Co. Ltd.	4,000	167,406
SBI Holdings, Inc. Japan	1,178	94,803
Secom Co. Ltd.	10,500	496,858
Sega Sammy Holdings, Inc.	10,200	214,035
Seiko Epson Corp.	5,800	77,380
Sekisui Chemical Co. Ltd.	21,000	188,827
Sekisui House Ltd.	29,000	268,858
Seven & i Holdings Co., Ltd.	37,500	1,135,203
Seven Bank Ltd.	34,000	84,011
Sharp Corp.	49,000	313,482
Shikoku Electric Power Co., Inc.	8,500	219,567
Shimadzu Corp.	10,000	89,035
Shimamura Co. Ltd.	1,000	113,253
SHIMANO, Inc.	3,700	243,304
SHIMIZU Corp.	31,000	117,850
Shin-Etsu Chemical Co., Ltd.	20,600	1,189,101
Shinsei Bank Ltd.	65,000	83,884
Shionogi & Co. Ltd.	13,500	176,099
Shiseido Co. Ltd.	16,900	295,889
Shizuoka Bank Ltd.	31,000	324,426
Showa Denko KK	66,000	146,867
Showa Shell Sekiyu KK	11,500	72,375
SMC Corp.	2,700	450,937
SOFTBANK CORP.	43,900	1,310,342
Sojitz Corp.	65,200	109,812
Sony Corp.	48,600	786,096
Sony Financial Holdings, Inc.	7,700	125,851
Square Enix Holdings Co. Ltd.	3,700	72,424
Stanley Electric Co. Ltd.	7,400	113,372
Common Stocks - continued
	Shares	Value
Japan - continued
Sumco Corp. (a)	6,800	$ 72,191
Sumitomo Chemical Co. Ltd.	79,000	324,856
Sumitomo Corp.	54,600	775,980
Sumitomo Electric Industries Ltd.	37,300	503,181
Sumitomo Heavy Industries Ltd.	24,000	123,791
Sumitomo Metal Industries Ltd.	170,000	305,403
Sumitomo Metal Mining Co. Ltd.	26,000	341,072
Sumitomo Mitsui Financial Group, Inc.	65,400	2,092,851
Sumitomo Mitsui Trust Holdings, Inc.	146,250	428,472
Sumitomo Realty & Development Co. Ltd.	17,000	405,420
Sumitomo Rubber Industries Ltd.	8,900	122,480
Suzuken Co. Ltd.	3,800	114,946
Suzuki Motor Corp.	16,800	395,437
Sysmex Corp.	3,300	132,630
T&D Holdings, Inc.	28,500	307,238
Taisei Corp.	48,000	121,928
Taisho Pharmaceutical Holdings Co. Ltd. (a)	1,500	120,051
Taiyo Nippon Sanso Corp.	15,000	103,638
Takashimaya Co. Ltd.	14,000	106,127
Takeda Pharmaceutical Co. Ltd.	38,600	1,684,421
TDK Corp.	6,200	323,765
Teijin Ltd.	51,000	171,518
Terumo Corp.	8,400	384,912
The Chugoku Bank Ltd.	8,000	101,096
The Hachijuni Bank Ltd.	18,000	97,968
The Suruga Bank Ltd.	10,000	99,744
THK Co. Ltd.	5,400	107,995
Tobu Railway Co. Ltd.	54,000	274,877
Toho Co. Ltd.	5,900	105,758
Toho Gas Co. Ltd.	19,000	114,651
Tohoku Electric Power Co., Inc.	21,400	224,400
Tokio Marine Holdings, Inc.	36,400	931,302
Tokyo Electric Power Co. (a)	71,800	179,262
Tokyo Electron Ltd.	8,800	487,692
Tokyo Gas Co. Ltd.	120,000	579,109
Tokyu Corp.	60,000	280,987
Tokyu Land Corp.	22,000	106,037
TonenGeneral Sekiyu KK	15,000	140,310
Toppan Printing Co. Ltd.	28,000	189,657
Toray Industries, Inc.	72,000	553,594
Toshiba Corp.	197,000	805,347
Tosoh Corp.	29,000	80,179
Common Stocks - continued
	Shares	Value
Japan - continued
Toto Ltd.	15,000	$ 110,991
Toyo Seikan Kaisha Ltd.	8,100	107,793
Toyo Suisan Kaisha Ltd.	5,000	128,364
Toyoda Gosei Co. Ltd.	2,500	50,958
Toyota Boshoku Corp.	4,600	56,641
Toyota Industries Corp.	9,500	268,353
Toyota Motor Corp.	135,300	5,544,640
Toyota Tsusho Corp.	10,600	210,219
Trend Micro, Inc.	5,400	163,824
Tsumura & Co.	3,400	90,852
Ube Industries Ltd.	43,000	109,973
Unicharm Corp.	5,400	302,103
Ushio, Inc.	6,300	82,191
USS Co. Ltd.	1,130	114,631
West Japan Railway Co.	8,000	328,680
Yahoo! Japan Corp.	740	222,092
Yakult Honsha Co. Ltd.	5,000	184,196
Yamada Denki Co. Ltd.	4,230	274,510
Yamaguchi Financial Group, Inc.	8,000	68,720
Yamaha Corp.	9,100	88,229
Yamaha Motor Co. Ltd.	14,000	187,004
Yamato Holdings Co. Ltd.	18,600	286,802
Yamato Kogyo Co. Ltd.	1,600	45,531
Yamazaki Baking Co. Ltd.	7,000	103,523
Yaskawa Electric Corp.	10,000	87,094
Yokogawa Electric Corp. (a)	10,200	97,913
TOTAL JAPAN		106,828,586
Korea (South) - 3.4%
Amorepacific Corp.	145	139,210
BS Financial Group, Inc.	9,730	100,303
Celltrion, Inc.	3,743	105,488
Cheil Industries, Inc.	2,379	204,193
CJ CheilJedang Corp.	353	116,821
CJ Corp.	700	48,375
Daelim Industrial Co.	1,274	118,367
Daewoo Engineering & Construction Co. Ltd. (a)	5,670	47,412
Daewoo International Corp.	2,162	62,748
Daewoo Securities Co. Ltd.	7,033	71,567
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,320	121,176
DGB Financial Group Co. Ltd.	7,280	85,353
Dongbu Insurance Co. Ltd.	1,887	75,472
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Dongkuk Steel Mill Co. Ltd.	1,070	$ 16,711
Doosan Co. Ltd.	382	46,646
Doosan Heavy Industries & Construction Co. Ltd.	2,104	99,231
Doosan Infracore Co. Ltd. (a)	4,820	90,205
E-Mart Co. Ltd.	1,075	255,403
GS Engineering & Construction Corp.	1,885	140,609
GS Holdings Corp.	2,221	117,130
Hana Financial Group, Inc.	10,870	373,675
Hanjin Shipping Holdings Co. Ltd.	12	77
Hankook Tire Co. Ltd.	4,600	194,970
Hanwha Chemical Corp.	3,910	77,153
Hanwha Corp.	1,560	40,031
Honam Petrochemical Corp.	691	166,311
Hyosung Corp.	816	41,806
Hyundai Department Store Co. Ltd.	697	98,371
Hyundai Engineering & Construction Co. Ltd.	3,191	201,604
Hyundai Fire & Marine Insurance Co. Ltd.	3,100	79,549
Hyundai Glovis Co. Ltd.	743	145,625
Hyundai Heavy Industries Co. Ltd.	2,034	509,344
Hyundai Hysco Co. Ltd.	1,140	40,299
Hyundai Industrial Development & Construction Co.	2,200	46,429
Hyundai Merchant Marine Co. Ltd.	1,800	45,791
Hyundai Mipo Dockyard Co. Ltd.	571	62,146
Hyundai Mobis	3,257	886,210
Hyundai Motor Co.	7,546	1,792,812
Hyundai Securities Co. Ltd.	6,550	54,133
Hyundai Steel Co.	2,613	227,976
Hyundai Wia Corp.	706	105,576
Industrial Bank of Korea	8,640	95,565
Kangwon Land, Inc.	5,150	110,508
KB Financial Group, Inc.	18,133	613,495
KB Financial Group, Inc. ADR	362	12,283
KCC Corp.	252	64,888
Kia Motors Corp.	11,618	857,375
Korea Aerospace Industries Ltd.	1,500	37,230
Korea Electric Power Corp. (a)	12,290	235,771
Korea Electric Power Corp. sponsored ADR (a)	520	4,940
Korea Exchange Bank	14,160	107,629
Korea Gas Corp.	823	32,152
Korea Investment Holdings Co. Ltd.	1,480	51,074
Korea Life Insurance Co. Ltd.	9,780	59,106
Korea Zinc Co. Ltd.	381	123,390
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korean Air Lines Co. Ltd.	2,227	$ 87,691
KP Chemical Corp.	3,130	39,882
KT Corp.	900	23,339
KT Corp. sponsored ADR	3,220	41,377
KT&G Corp.	5,566	382,189
Kumho Petro Chemical Co. Ltd.	585	55,129
LG Chemical Ltd.	2,266	570,448
LG Corp.	4,330	220,691
LG Display Co. Ltd.	10,430	230,246
LG Display Co. Ltd. sponsored ADR	460	5,138
LG Electronics, Inc.	4,893	303,939
LG Household & Health Care Ltd.	447	234,550
LG Innotek Co. Ltd.	648	46,674
LG Telecom Ltd.	10,648	52,857
Lotte Confectionery Co. Ltd.	41	62,110
Lotte Shopping Co. Ltd.	482	149,702
LS Cable Ltd.	1,062	71,137
LS Industrial Systems Ltd.	999	51,094
Mando Corp.	544	87,127
Mirae Asset Securities Co. Ltd.	1,596	48,863
NCsoft Corp.	741	192,114
NHN Corp.	1,987	450,102
OCI Co. Ltd.	862	163,228
Orion Corp.	200	158,920
POSCO	3,139	1,039,883
POSCO sponsored ADR	336	27,972
S-Oil Corp.	2,352	203,748
S1 Corp.	624	31,197
Samsung C&T Corp.	6,165	418,955
Samsung Card Co. Ltd.	2,431	74,643
Samsung Electro-Mechanics Co. Ltd.	2,758	267,228
Samsung Electronics Co. Ltd.	5,179	6,369,925
Samsung Electronics Co. Ltd.:
GDR	474	289,614
GDR (f)	148	53,576
Samsung Engineering Co. Ltd.	1,434	272,811
Samsung Fire & Marine Insurance Co. Ltd.	1,817	347,282
Samsung Heavy Industries Ltd.	7,760	286,333
Samsung Life Insurance Co. Ltd.	2,530	223,869
Samsung SDI Co. Ltd.	1,659	239,281
Samsung Securities Co. Ltd.	3,148	139,834
Samsung Techwin Co. Ltd.	1,989	121,791
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Shinhan Financial Group Co. Ltd.	20,356	$ 711,481
Shinhan Financial Group Co. Ltd. sponsored ADR	225	15,647
Shinsegae Co. Ltd.	418	91,728
SK C&C Co. Ltd.	887	73,385
SK Energy Co. Ltd.	2,966	414,669
SK Holdings Co. Ltd.	1,346	144,709
SK Hynix, Inc.	26,060	646,816
SK Networks Co. Ltd.	7,240	59,836
SK Telecom Co. Ltd.	620	74,243
SK Telecom Co. Ltd. sponsored ADR	3,790	51,241
STX Pan Ocean Co. Ltd. (Korea)	2,670	13,939
Woongjin Coway Co. Ltd.	2,490	79,759
Woori Finance Holdings Co. Ltd.	17,940	189,699
Woori Investment & Securities Co. Ltd.	5,967	59,135
Yuhan Corp.	472	44,271
TOTAL KOREA (SOUTH)		26,464,761
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	42,363	735,983
Kernel Holding SA (a)	3,000	66,129
Millicom International Cellular SA (depository receipt)	3,787	402,324
SES SA FDR (France) unit	15,151	362,829
Subsea 7 SA (a)	13,375	346,629
Tenaris SA	23,429	453,754
TOTAL LUXEMBOURG		2,367,648
Malaysia - 0.8%
AirAsia Bhd	71,000	78,146
AMMB Holdings Bhd	82,600	170,906
Axiata Group Bhd	119,900	210,434
Berjaya Group Bhd	109,600	28,980
Berjaya Sports Toto Bhd	38,900	55,544
British American Tobacco (Malaysia) Bhd	6,000	110,144
Bumi Armada Bhd	39,000	51,433
Bumiputra-Commerce Holdings Bhd	240,700	589,518
Bursa Malaysia Bhd	14,700	32,796
DiGi.com Bhd	151,800	202,701
Gamuda Bhd	74,975	88,220
Genting Bhd	103,100	352,356
Genting Malaysia Bhd	132,300	167,917
Genting Plantations Bhd	10,900	33,865
Hong Leong Bank Bhd	27,400	110,669
Common Stocks - continued
	Shares	Value
Malaysia - continued
Hong Leong Credit Bhd	7,600	$ 29,993
IJM Corp. Bhd	42,600	77,160
IOI Corp. Bhd	164,500	283,818
Kuala Lumpur Kepong Bhd	24,900	194,558
Lafarge Malayan Cement Bhd	12,700	30,181
Malayan Banking Bhd	161,548	460,803
Malaysia Airports Holdings Bhd	27,000	51,671
Malaysia Marine and Heavy Engineering Sdn Bhd	18,900	31,484
Malaysian Plantations Bhd	46,800	61,101
Maxis Bhd	109,900	222,306
MISC Bhd	55,500	88,052
MMC Corp. Bhd	24,800	21,640
Parkson Holdings Bhd	16,371	28,191
Petronas Chemicals Group Bhd	113,200	244,322
Petronas Dagangan Bhd	12,300	78,707
Petronas Gas Bhd	35,500	196,890
PPB Group Bhd	20,500	113,290
Public Bank Bhd (For. Reg.)	56,600	255,921
RHB Capital Bhd	31,969	77,875
Sime Darby Bhd	132,500	426,558
SP Setia Bhd	57,150	68,380
Telekom Malaysia Bhd	57,000	101,547
Tenaga Nasional Bhd	142,325	302,479
UEM Land Holdings Bhd (a)	94,800	62,981
UMW Holdings Bhd	20,600	53,585
YTL Corp. Bhd	240,000	128,508
YTL Power International Bhd	81,800	46,503
TOTAL MALAYSIA		6,022,133
Mauritius - 0.0%
Golden Agri-Resources Ltd.	330,000	195,976
Mexico - 1.1%
Alfa SA de CV Series A	13,400	191,257
America Movil SAB de CV Series L	1,960,346	2,613,654
CEMEX SA de CV unit	510,054	368,010
Coca-Cola FEMSA SAB de CV Series L	12,200	129,611
Compartamos SAB de CV	35,800	43,636
El Puerto de Liverpool SA Class C	11,700	92,715
Embotelladoras Arca SAB de CC	18,362	93,500
Fomento Economico Mexicano SAB de CV unit	94,000	763,937
Grupo Aeroportuario del Pacifico SA de CV Series B	26,400	102,433
Grupo Bimbo SAB de CV Series A	83,300	198,464
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Carso SA de CV Series A1	27,600	$ 92,154
Grupo Elektra SA de CV	3,335	206,297
Grupo Financiero Banorte SAB de CV Series O	80,000	387,529
Grupo Financiero Inbursa SAB de CV Series O	95,700	210,011
Grupo Mexico SA de CV Series B	187,423	578,171
Grupo Modelo SAB de CV Series C	30,000	211,825
Grupo Televisa SA de CV	128,800	564,208
Industrias Penoles SA de CV	6,565	306,884
Kimberly-Clark de Mexico SA de CV Series A	82,700	168,597
Mexichem SAB de CV	36,400	135,338
Minera Frisco SAB de CV (a)	33,300	144,005
Urbi, Desarrollos Urbanos, SA de CV (a)	31,700	33,383
Wal-Mart de Mexico SA de CV Series V	300,600	859,470
TOTAL MEXICO		8,495,089
Morocco - 0.0%
Attijariwafa Bank	1,117	44,047
Douja Promotion Groupe Addoha SA	6,306	46,737
Maroc Telecom SA	9,013	137,989
TOTAL MOROCCO		228,773
Netherlands - 1.8%
AEGON NV	88,346	410,980
Akzo Nobel NV	11,738	629,087
ASML Holding NV (Netherlands)	21,208	1,079,209
Corio NV	3,050	136,511
Delta Lloyd NV	5,645	95,167
European Aeronautic Defence and Space Co. EADS NV	20,139	795,135
Fugro NV (Certificaten Van Aandelen) unit	3,334	243,010
HeidelbergCement Finance AG	7,197	395,720
Heineken Holding NV (A Shares)	6,033	279,367
Heineken NV (Bearer) (e)	12,749	697,278
ING Groep NV (Certificaten Van Aandelen) (a)	189,549	1,337,346
Koninklijke Ahold NV	57,057	723,748
Koninklijke Boskalis Westminster NV	3,223	117,588
Koninklijke KPN NV	72,511	650,909
Koninklijke Philips Electronics NV	48,844	972,091
QIAGEN NV (a)	12,393	204,909
Randstad Holding NV	5,747	199,022
Reed Elsevier NV	34,691	409,136
Royal DSM NV	7,466	428,103
SBM Offshore NV	8,481	154,093
Common Stocks - continued
	Shares	Value
Netherlands - continued
STMicroelectronics NV	30,301	$ 174,482
TNT Express NV	18,369	222,743
Unilever NV (Certificaten Van Aandelen) (Bearer)	80,136	2,745,210
Vopak NV	3,385	218,205
Wolters Kluwer NV (Certificaten Van Aandelen)	15,165	261,784
TOTAL NETHERLANDS		13,580,833
New Zealand - 0.1%
Auckland International Airport Ltd.	50,919	105,360
Contact Energy Ltd.	14,424	57,214
Fletcher Building Ltd.	35,092	179,662
Sky City Entertainment Group Ltd.	31,819	99,929
Telecom Corp. of New Zealand Ltd.	101,184	217,567
TOTAL NEW ZEALAND		659,732
Norway - 0.5%
Aker Solutions ASA	7,555	128,397
DnB NOR ASA (e)	48,483	522,762
Gjensidige Forsikring ASA	9,277	104,567
Norsk Hydro ASA	49,972	243,123
Orkla ASA (A Shares)	39,184	287,873
StatoilHydro ASA	55,263	1,483,007
Telenor ASA	35,390	650,617
Yara International ASA	8,988	440,895
TOTAL NORWAY		3,861,241
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	8,977	370,481
Volcan Compania Minera Saa Class B	73,824	88,908
TOTAL PERU		459,389
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	100,500	121,558
Aboitiz Power Corp.	97,600	78,700
Alliance Global Group, Inc.	234,300	68,681
Ayala Land, Inc.	257,600	131,045
Bank of the Philippine Islands (BPI)	60,616	105,950
BDO Unibank, Inc.	44,240	69,458
Globe Telecom, Inc.	1,250	33,262
International Container Terminal Services, Inc.	37,300	60,154
Jollibee Food Corp.	13,280	35,306
Manila Electric Co.	12,630	79,018
Metropolitan Bank & Trust Co.	31,637	68,579
Common Stocks - continued
	Shares	Value
Philippines - continued
Philippine Long Distance Telephone Co.	2,300	$ 140,910
PNOC Energy Development Corp.	236,700	33,121
San Miguel Corp.	16,600	44,251
SM Investments Corp.	7,830	129,804
SM Prime Holdings, Inc.	284,300	112,601
Universal Robina Corp.	41,200	63,512
Yala Corp.	8,920	90,966
TOTAL PHILIPPINES		1,466,876
Poland - 0.3%
Asseco Poland SA	3,610	53,618
Bank Handlowy w Warszawie SA	1,955	47,000
Bank Millennium SA	19,139	25,191
Bank Polska Kasa Opieki SA	5,967	281,417
BRE Bank SA (a)	753	68,996
Cyfrowy Polsat SA (a)	11,835	52,213
ENEA SA	3,100	16,370
Globe Trade Centre SA (a)	3,353	7,667
Grupa Lotos SA (a)	3,064	27,550
Jastrzebska Spolka Weglowa SA	1,600	46,966
KGHM Polska Miedz SA (Bearer)	6,824	300,408
Polish Oil & Gas Co.	91,632	118,574
Polska Grupa Energetyczna SA	37,954	227,270
Polski Koncern Naftowy Orlen SA (a)	15,097	176,158
Powszechna Kasa Oszczednosci Bank SA	31,897	341,940
Powszechny Zaklad Ubezpieczen SA	2,679	270,878
Synthos SA	26,871	51,987
Tauron Polska Energia SA	63,249	93,681
Telekomunikacja Polska SA	34,247	179,221
TVN SA	4,824	14,657
TOTAL POLAND		2,401,762
Portugal - 0.1%
Banco Espirito Santo SA:
(Reg.) (e)	40,779	34,549
rights (a)(e)	40,779	23,145
Cimpor-Cimentos de Portugal SGPS SA	12,381	90,473
Energias de Portugal SA	95,985	274,460
Galp Energia SGPS SA Class B	11,210	176,445
Jeronimo Martins SGPS SA	11,409	213,711
Portugal Telecom SGPS SA (Reg.)	30,232	162,694
TOTAL PORTUGAL		975,477
Common Stocks - continued
	Shares	Value
Russia - 1.4%
Federal Grid Co. Unified Energy System JSC (a)	15,832,410	$ 144,574
Gazprom OAO	40,634	234,042
Gazprom OAO sponsored ADR (Reg. S)	239,444	2,763,184
Inter Rao Ues JSC (a)	46,847,000	43,432
Interregional Distribution Grid Companies Holding JSC (a)	800,000	73,242
LSR Group OJSC GDR (Reg. S)	9,995	53,473
Lukoil Oil Co. (a)	665	40,696
Lukoil Oil Co. sponsored ADR (United Kingdom)	24,373	1,495,284
Magnit OJSC GDR (Reg. S)	13,532	396,217
Mechel Steel Group OAO sponsored ADR	7,594	65,992
Mobile TeleSystems OJSC sponsored ADR	24,409	477,440
Norilsk Nickel OJSC (a)	279	49,405
Norilsk Nickel OJSC ADR	21,568	382,616
NOVATEK OAO GDR (Reg. S)	4,517	574,111
Novolipetsk Steel OJSC GDR (Reg. S)	4,046	87,394
Rosneft Oil Co. OJSC	1,806	12,924
Rosneft Oil Co. OJSC GDR (Reg. S)	78,659	561,232
Rostelecom sponsored ADR (a)	11,042	312,268
RusHydro JSC	144,700	5,122
RusHydro JSC sponsored ADR	55,496	193,126
Sberbank (Savings Bank of the Russian Federation)	280,115	896,776
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	34,823	450,958
Severstal JSC (a)	285	3,888
Severstal JSC GDR (Reg. S)	8,471	114,613
Sistema JSFC sponsored GDR	6,542	124,298
Surgutneftegaz JSC:
(Reg.) (a)	10,100	9,940
sponsored ADR	34,850	347,803
Tatneft OAO sponsored ADR	11,832	437,784
TMK OAO GDR (Reg. S)	3,722	49,912
Uralkali OJSC	1,055	7,965
Uralkali OJSC GDR (Reg. S)	13,074	494,851
VTB Bank JSC (a)	2,224,000	4,787
VTB Bank JSC unit	62,400	261,518
TOTAL RUSSIA		11,170,867
Singapore - 1.1%
Ascendas Real Estate Investment Trust	76,000	127,726
CapitaLand Ltd.	133,000	315,937
CapitaMall Trust	89,000	129,439
CapitaMalls Asia Ltd.	77,000	95,811
Common Stocks - continued
	Shares	Value
Singapore - continued
City Developments Ltd.	24,000	$ 196,631
ComfortDelgro Corp. Ltd.	81,000	100,133
Cosco Corp. Singapore Ltd.	66,000	55,193
DBS Group Holdings Ltd.	87,841	990,797
Fraser & Neave Ltd.	45,000	255,969
Global Logistic Properties Ltd. (a)	91,000	151,464
Hutchison Port Holdings Trust	257,000	194,035
Jardine Cycle & Carriage Ltd.	5,000	190,563
Keppel Corp. Ltd.	70,400	628,546
Keppel Land Ltd.	34,000	87,084
Neptune Orient Lines Ltd.	50,000	49,893
Olam International Ltd.	69,363	127,220
Oversea-Chinese Banking Corp. Ltd.	128,404	929,584
SembCorp Industries Ltd.	51,000	208,096
SembCorp Marine Ltd.	43,000	176,496
Singapore Airlines Ltd.	25,000	216,135
Singapore Exchange Ltd.	41,000	221,953
Singapore Press Holdings Ltd.	75,000	240,577
Singapore Technologies Engineering Ltd.	75,000	182,402
Singapore Telecommunications Ltd.	398,000	1,003,321
StarHub Ltd.	31,000	79,901
United Overseas Bank Ltd.	61,856	962,088
UOL Group Ltd.	27,000	98,606
Wilmar International Ltd.	97,000	381,683
Yangzijiang Shipbuilding Holdings Ltd.	104,000	99,156
TOTAL SINGAPORE		8,496,439
South Africa - 1.8%
Absa Group Ltd.	14,203	292,168
African Bank Investments Ltd.	35,524	177,437
African Rainbow Minerals Ltd.	5,075	118,099
Anglo Platinum Ltd.	3,087	200,032
AngloGold Ashanti Ltd.	18,803	644,348
ArcelorMittal South Africa Ltd.	10,621	80,566
Aspen Pharmacare Holdings Ltd.	13,888	224,443
Aveng Ltd.	20,526	104,926
Barloworld Ltd.	9,372	118,084
Bidvest Group Ltd.	15,202	359,332
Discovery Holdings Ltd.	14,429	95,538
Exxaro Resources Ltd.	6,661	177,273
FirstRand Ltd.	138,951	451,439
Foschini Ltd.	9,373	155,188
Common Stocks - continued
	Shares	Value
South Africa - continued
Gold Fields Ltd.	34,046	$ 435,864
Growthpoint Properties Ltd.	79,649	215,046
Harmony Gold Mining Co. Ltd.	18,326	178,099
Impala Platinum Holdings Ltd.	25,193	490,062
Imperial Holdings Ltd.	9,099	197,492
Investec Ltd.	14,024	80,469
Kumba Iron Ore Ltd.	4,264	301,243
Liberty Holdings Ltd.	7,302	82,793
Life Healthcare Group Holdings Ltd.	33,716	116,519
Massmart Holdings Ltd.	5,986	128,601
Mmi Holdings Ltd.	47,243	106,354
MTN Group Ltd.	82,601	1,443,128
Naspers Ltd. Class N	18,583	1,119,209
Nedbank Group Ltd.	9,703	211,425
Netcare Ltd.	32,557	58,810
Northam Platinum Ltd.	18,023	77,301
Pick 'n Pay Stores Ltd.	8,638	50,009
Pretoria Portland Cement Co. Ltd.	24,475	97,485
Rand Merchant Insurance Holdings Ltd.	39,975	89,427
Redefine Properties Ltd. unit	144,235	152,988
Remgro Ltd.	22,155	375,023
Reunert Ltd.	8,087	74,860
RMB Holdings Ltd.	31,320	135,299
Sanlam Ltd.	91,594	393,791
Sappi Ltd. (a)	29,669	107,454
Sasol Ltd.	26,236	1,246,633
Shoprite Holdings Ltd.	21,400	369,781
Spar Group Ltd.	7,591	118,628
Standard Bank Group Ltd.	57,738	851,817
Steinhoff International Holdings Ltd.	53,717	195,862
Telkom SA Ltd.	13,536	41,384
Tiger Brands Ltd.	8,389	307,388
Transportation Hex Group Ltd. (a)	136	52
Truworths International Ltd.	20,865	222,653
Vodacom Group (Pty) Ltd.	18,810	261,425
Woolworths Holdings Ltd.	35,570	222,301
TOTAL SOUTH AFRICA		13,755,548
Spain - 1.7%
Abertis Infraestructuras SA	18,360	284,125
Acerinox SA	5,683	69,085
Actividades de Construccion y Servicios SA (ACS)	7,068	129,589
Common Stocks - continued
	Shares	Value
Spain - continued
Amadeus IT Holding SA Class A	14,668	$ 299,806
Banco Bilbao Vizcaya Argentaria SA	222,799	1,507,805
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	217,242	31,059
Banco de Sabadell SA (e)	96,704	228,382
Banco Popular Espanol SA (e)	47,164	150,782
Banco Santander SA	16,718	104,460
Banco Santander SA (Spain)	407,115	2,556,316
Bankia SA (e)	45,000	154,468
Bankinter SA (e)	9,929	44,177
Cintra Concesiones de Infrastructuras de Transporte SA	17,862	198,908
Criteria CaixaCorp SA	39,095	134,767
Distribuidora Internacional de Alimentacion SA (a)	26,400	126,513
EDP Renovaveis SA (a)	8,323	35,456
Enagas SA	9,363	164,540
Fomento Construcciones y Contratas SA (FOCSA)	2,394	40,898
Gas Natural SDG SA	16,302	227,028
Grifols SA (a)	7,697	193,851
Grupo Acciona SA	1,455	89,372
Iberdrola SA	190,888	888,737
Inditex SA	10,605	953,943
Indra Sistemas	6,145	63,760
International Consolidated Airlines Group SA (a)	28,308	81,319
International Consolidated Airlines Group SA CDI (a)	12,980	37,164
MAPFRE SA (Reg.)	35,656	103,041
Red Electrica Corporacion SA	5,679	247,262
Repsol YPF SA	38,443	735,373
Telefonica SA	201,271	2,939,334
Zardoya Otis SA	6,347	77,720
TOTAL SPAIN		12,899,040
Sweden - 2.0%
Alfa Laval AB	16,767	334,305
ASSA ABLOY AB (B Shares)	15,311	446,293
Atlas Copco AB:
(A Shares)	32,884	782,865
(B Shares)	19,806	415,821
Boliden AB	13,698	219,307
Electrolux AB (B Shares)	11,374	254,025
Getinge AB (B Shares)	10,534	282,756
H&M Hennes & Mauritz AB (B Shares)	50,355	1,730,011
Hexagon AB (B Shares)	12,206	247,907
Holmen AB (B Shares)	3,038	80,688
Common Stocks - continued
	Shares	Value
Sweden - continued
Husqvarna AB (B Shares)	22,683	$ 130,548
Industrivarden AB Series C	6,973	106,555
Investment AB Kinnevik	9,595	195,162
Investor AB (B Shares)	21,412	426,918
Lundin Petroleum AB (a)	11,200	222,808
Modern Times Group MTG AB (B Shares)	2,370	115,242
Nordea Bank AB	127,528	1,130,926
Ratos AB (B Shares)	8,317	97,392
Sandvik AB	49,269	780,739
Scania AB (B Shares)	16,259	332,401
Securitas AB (B Shares)	17,055	156,320
Skandinaviska Enskilda Banken AB (A Shares)	70,255	474,168
Skanska AB (B Shares)	19,376	315,401
SKF AB (B Shares)	18,540	440,000
SSAB Svenskt Stal AB (A Shares)	8,605	87,833
Svenska Cellulosa AB (SCA) (B Shares)	28,947	458,707
Svenska Handelsbanken AB (A Shares)	23,910	774,854
Swedbank AB (A Shares)	40,698	673,985
Swedish Match Co. AB	10,487	426,299
Tele2 AB (B Shares)	14,663	279,482
Telefonaktiebolaget LM Ericsson (B Shares)	148,603	1,473,291
TeliaSonera AB	106,293	710,597
Volvo AB (B Shares)	67,713	939,010
TOTAL SWEDEN		15,542,616
Switzerland - 5.4%
ABB Ltd. (Reg.)	106,366	1,938,509
Actelion Ltd.	5,451	230,641
Adecco SA (Reg.)	6,383	310,868
Aryzta AG	4,604	231,836
Baloise Holdings AG	2,354	182,214
Barry Callebaut AG	100	96,248
Compagnie Financiere Richemont SA Series A	25,614	1,583,324
Credit Suisse Group	56,095	1,341,879
GAM Holding Ltd.	8,801	112,976
Geberit AG (Reg.)	1,971	416,765
Givaudan SA	419	406,742
Holcim Ltd. (Reg.)	11,960	744,576
Julius Baer Group Ltd.	10,226	391,553
Kuehne & Nagel International AG	2,705	328,755
Lindt & Spruengli AG	6	235,094
Lindt & Spruengli AG (participation certificate)	40	130,461
Common Stocks - continued
	Shares	Value
Switzerland - continued
Lonza Group AG	2,634	$ 118,792
Nestle SA	162,458	9,952,794
Novartis AG	114,815	6,340,353
Pargesa Holding SA	1,457	97,529
Partners Group Holding AG	700	133,205
Roche Holding AG (participation certificate)	34,537	6,309,553
Schindler Holding AG:
(participation certificate)	2,533	327,667
(Reg.)	983	125,644
SGS SA (Reg.)	270	521,525
Sika AG (Bearer)	100	211,889
Sonova Holding AG Class B	2,297	253,605
Straumann Holding AG	293	48,621
Sulzer AG (Reg.)	1,301	187,076
Swatch Group AG:
(Bearer)	1,494	689,095
(Reg.)	2,178	173,750
Swiss Life Holding AG	1,619	165,637
Swiss Re Ltd.	16,721	1,048,344
Swisscom AG	1,165	434,011
Syngenta AG (Switzerland)	4,643	1,628,371
Transocean Ltd. (Switzerland)	16,841	840,612
UBS AG	176,694	2,206,832
Zurich Financial Services AG	7,204	1,762,204
TOTAL SWITZERLAND		42,259,550
Taiwan - 2.4%
Acer, Inc.	135,013	155,134
Advanced Semiconductor Engineering, Inc.	221,947	223,598
Advantech Co. Ltd.	10,400	35,386
Asia Cement Corp.	86,475	104,256
ASUSTeK Computer, Inc.	34,422	348,293
AU Optronics Corp.	388,000	174,910
Capital Securities Corp.	59,040	21,162
Catcher Technology Co. Ltd.	28,000	179,592
Cathay Financial Holding Co. Ltd.	334,919	354,965
Chang Hwa Commercial Bank	179,190	99,567
Cheng Shin Rubber Industry Co. Ltd.	80,400	200,483
Cheng Uei Precision Industries Co. Ltd.	13,139	27,040
Chicony Electronics Co. Ltd.	22,313	43,623
Chimei Innolux Corp. (a)	230,341	95,597
China Airlines Ltd.	98,835	38,476
Common Stocks - continued
	Shares	Value
Taiwan - continued
China Development Finance Holding Corp.	462,543	$ 117,401
China Life Insurance Co. Ltd.	76,639	68,608
China Motor Co. Ltd.	39,000	32,305
China Petrochemical Development Corp.	86,000	87,018
China Steel Corp.	552,340	550,351
Chinatrust Financial Holding Co. Ltd.	484,103	309,673
Chunghwa Picture Tubes, Ltd. (a)	551	30
Chunghwa Telecom Co. Ltd.	184,400	577,643
Clevo Co. Ltd.	15,000	23,461
Compal Electronics, Inc.	200,394	230,946
Delta Electronics, Inc.	93,000	276,879
E Ink Holdings, Inc.	27,000	29,635
E.Sun Financial Holdings Co. Ltd.	210,324	111,817
Epistar Corp.	42,000	102,281
Eternal Chemical Co. Ltd.	22,260	17,408
EVA Airways Corp.	92,100	55,440
Evergreen Marine Corp. (Taiwan)	82,199	48,493
Everlight Electronics Co. Ltd.	10,000	20,580
Far Eastern Department Stores Co. Ltd.	33,246	35,920
Far Eastern Textile Ltd.	139,487	157,644
Far EasTone Telecommunications Co. Ltd.	82,000	178,597
Farglory Land Development Co. Ltd.	26,000	48,156
Feng Hsin Iron & Steel Co.	12,000	20,250
First Financial Holding Co. Ltd.	269,268	161,625
Formosa Chemicals & Fibre Corp.	142,000	412,533
Formosa International Hotel Corp.	1,100	14,979
Formosa Petrochemical Corp.	56,000	174,598
Formosa Plastics Corp.	200,000	569,371
Formosa Taffeta Co. Ltd.	24,000	22,720
Foxconn Technology Co. Ltd.	31,191	110,193
Fubon Financial Holding Co. Ltd.	250,198	261,311
Giant Manufacturing Co. Ltd.	18,042	90,968
Highwealth Construction Corp.	11,000	18,487
HIWIN Technologies Corp.	8,150	77,433
Hon Hai Precision Industry Co. Ltd. (Foxconn)	449,252	1,423,800
Hotai Motor Co. Ltd.	10,000	63,797
HTC Corp.	36,057	547,873
Hua Nan Financial Holdings Co. Ltd.	288,684	160,407
Inotera Memories, Inc. (a)	154,257	40,634
Inventec Corp.	137,400	53,018
KGI Securities Co. Ltd.	158,564	73,422
Kinsus Interconnect Technology Corp.	9,000	28,338
Common Stocks - continued
	Shares	Value
Taiwan - continued
Largan Precision Co. Ltd.	6,000	$ 95,490
Lee Chang Yung Chemical Industry Corp.	12,969	20,062
Lite-On Technology Corp.	96,309	117,764
Macronix International Co. Ltd.	122,000	40,339
MediaTek, Inc.	52,007	451,304
Mega Financial Holding Co. Ltd.	394,420	312,506
Motech Industries, Inc.	8,060	11,846
Nan Ya Plastics Corp.	224,000	462,521
Nan Ya Printed Circuit Board Corp.	10,090	18,931
Nankang Rubber Tire Co. Ltd.	20,376	29,982
Novatek Microelectronics Corp.	27,000	81,959
Pegatron Corp.	78,652	114,114
Phison Electronics Corp.	4,199	29,957
Pou Chen Corp.	118,240	101,592
Powerchip Technology Corp. (a)	840	27
Powertech Technology, Inc.	26,700	45,469
President Chain Store Corp.	29,000	156,165
Quanta Computer, Inc.	128,000	337,177
Radiant Opto-Electronics Corp.	17,000	71,720
Realtek Semiconductor Corp.	16,080	34,967
Richtek Technology Corp.	5,050	30,832
Ruentex Development Co. Ltd.	37,622	54,262
Ruentex Industries Ltd.	13,754	24,012
Shin Kong Financial Holding Co. Ltd. (a)	326,995	97,128
Siliconware Precision Industries Co. Ltd.	151,000	178,306
SIMPLO Technology Co. Ltd.	13,610	105,033
Sino-American Silicon Products, Inc.	28,400	49,484
Sinopac Holdings Co.	311,493	106,306
Standard Foods Corp.	14,000	43,697
Synnex Technology International Corp.	72,496	170,330
Taishin Financial Holdings Co. Ltd.	249,365	96,650
Taiwan Business Bank	106,298	32,376
Taiwan Cement Corp.	165,110	197,362
Taiwan Cooperative Financial Holding Co. Ltd. (a)	220,022	135,462
Taiwan Fertilizer Co. Ltd.	41,000	98,439
Taiwan Glass Industry Corp.	59,532	59,420
Taiwan Mobile Co. Ltd.	82,400	266,235
Taiwan Semiconductor Manufacturing Co. Ltd.	1,218,000	3,606,571
Tatung Co. Ltd. (a)	49,714	13,641
TECO Electric & Machinery Co. Ltd.	99,000	72,667
Transcend Information, Inc.	8,000	21,485
Tripod Technology Corp.	15,880	46,842
Common Stocks - continued
	Shares	Value
Taiwan - continued
TSRC Corp.	20,100	$ 48,742
Tung Ho Steel Enterprise Corp.	32,000	30,513
U-Ming Marine Transport Corp.	14,000	23,818
Unified-President Enterprises Corp.	185,170	288,663
Unimicron Technology Corp.	78,000	88,956
United Microelectronics Corp.	607,000	318,088
Walsin Lihwa Corp.	131,000	38,237
Wan Hai Lines Ltd.	47,850	24,290
Wintek Corp.	77,597	50,702
Wistron Corp.	86,719	130,428
WPG Holding Co. Ltd.	73,107	100,050
Yang Ming Marine Transport Corp.	45,100	19,182
Yuanta Financial Holding Co. Ltd.	388,157	186,390
Yulon Motor Co. Ltd.	45,000	72,235
TOTAL TAIWAN		18,968,851
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	42,200	251,101
Bangkok Bank Public Co. Ltd.	23,100	145,713
Bangkok Bank Public Co. Ltd. (For. Reg.)	43,200	272,502
Bank of Ayudhya PCL	37,300	33,656
Bank of Ayudhya PCL (For. Reg.)	47,700	43,039
Banpu PCL (For. Reg.)	7,000	126,549
BEC World PCL (For. Reg.)	51,900	86,908
C.P. ALL PCL (For. Reg.)	105,700	262,918
Charoen Pokphand Foods PCL (For. Reg.)	156,300	207,096
Glow Energy PCL (For. Reg.)	33,300	72,815
Indorama Ventures PCL (For. Reg.)	57,200	64,165
IRPC Public Co. Ltd. (For. Reg.)	565,500	80,168
Kasikornbank PCL	29,400	155,819
Kasikornbank PCL (For. Reg.)	58,000	307,397
Krung Thai Bank PCL (For. Reg.)	151,100	88,434
PTT Exploration and Production PCL (For. Reg.)	54,800	316,274
PTT Global Chemical PCL	16,400	36,661
PTT Global Chemical PCL (For. Reg.)	71,786	160,471
PTT PCL (For. Reg.)	43,300	494,173
Ratchaburi Electric Generating Holding PCL	700	950
Siam Cement PCL (For. Reg.)	13,800	187,560
Siam Commercial Bank PCL (For. Reg.)	73,900	372,444
Common Stocks - continued
	Shares	Value
Thailand - continued
Thai Oil PCL (For. Reg.)	43,400	$ 95,253
TMB PCL (For. Reg.)	88,300	4,881
TOTAL THAILAND		3,866,947
Turkey - 0.3%
Akbank T.A.S.	56,135	208,310
Anadolu Efes Biracilik ve Malt Sanayii A/S	10,086	142,077
Arcelik A/S	12,812	56,148
Asya Katilim Bankasi A/S (a)	12,846	13,087
Bim Birlesik Magazalar A/S JSC	4,241	176,809
Coca-Cola Icecek A/S	2,062	28,988
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	25,694	33,781
Enka Insaat ve Sanayi A/S	19,271	60,325
Eregli Demir ve Celik Fabrikalari T.A.S.	61,784	85,450
Ford Otomotiv Sanayi A/S	3,364	30,921
Haci Omer Sabanci Holding A/S	24,359	101,207
Koc Holding A/S	30,736	114,057
Koza Altin Isletmeleri A/S	3,700	80,023
TAV Havalimanlari Holding A/S (a)	4,000	21,036
Tupras-Turkiye Petrol Rafinerileri A/S	5,886	122,946
Turk Hava Yollari AO	14,880	22,782
Turk Sise ve Cam Fabrikalari A/S	18,447	31,497
Turk Telekomunikasyon A/S	27,303	119,655
Turkcell Iletisim Hizmet A/S (a)	38,644	192,191
Turkiye Garanti Bankasi A/S	101,116	371,775
Turkiye Halk Bankasi A/S	15,151	106,066
Turkiye Is Bankasi A/S Series C	79,350	181,552
Turkiye Vakiflar Bankasi TAO	27,678	49,622
Yapi ve Kredi Bankasi A/S (a)	42,552	78,710
TOTAL TURKEY		2,429,015
United Kingdom - 14.4%
3I Group PLC	48,239	149,625
Admiral Group PLC	10,195	200,390
Aggreko PLC	12,976	474,091
AMEC PLC	17,096	314,946
Anglo American PLC (United Kingdom)	65,077	2,501,235
Antofagasta PLC	19,008	364,361
ARM Holdings PLC	67,749	573,310
Associated British Foods PLC	16,629	329,015
AstraZeneca PLC (United Kingdom)	64,033	2,806,362
Aviva PLC	142,166	711,627
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Babcock International Group PLC	18,820	$ 253,843
BAE Systems PLC	157,044	752,459
Balfour Beatty PLC	36,953	156,544
Barclays PLC	573,899	2,032,053
BG Group PLC	166,453	3,918,814
BHP Billiton PLC	103,154	3,321,130
BP PLC	931,815	6,732,356
British American Tobacco PLC (United Kingdom)	96,814	4,966,157
British Land Co. PLC	42,475	337,398
British Sky Broadcasting Group PLC	57,450	632,215
BT Group PLC	384,439	1,315,116
Bunzl PLC	16,767	278,405
Burberry Group PLC	22,168	534,316
Capita Group PLC	31,648	340,569
Capital Shopping Centres Group PLC	30,793	162,435
Carnival PLC	8,714	283,081
Centrica PLC	255,029	1,270,374
Cobham PLC	57,202	210,293
Compass Group PLC	91,581	957,275
Diageo PLC	122,524	3,090,838
Essar Energy PLC (a)	16,560	39,377
Eurasian Natural Resources Corp. PLC	12,989	117,956
Fresnillo PLC	8,195	207,500
G4S PLC (United Kingdom)	67,141	304,698
GKN PLC	70,854	234,261
GlaxoSmithKline PLC	248,193	5,734,337
Hammerson PLC	33,328	225,899
HSBC Holdings PLC (United Kingdom)	879,102	7,936,787
ICAP PLC	28,133	173,381
Imperial Tobacco Group PLC	49,493	1,979,383
Inmarsat PLC	22,509	160,678
InterContinental Hotel Group PLC	14,609	348,378
International Power PLC	72,980	493,953
Intertek Group PLC	8,220	335,548
Invensys PLC	34,555	124,568
Investec PLC	26,985	155,575
ITV PLC	180,431	245,122
J Sainsbury PLC	61,182	305,759
Johnson Matthey PLC	11,102	416,975
Kazakhmys PLC	11,476	160,376
Kingfisher PLC	117,789	555,388
Land Securities Group PLC	38,330	452,603
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Legal & General Group PLC	295,565	$ 564,164
Lloyds Banking Group PLC (a)	2,004,982	1,006,512
London Stock Exchange Group PLC	8,152	143,959
Lonmin PLC	9,079	153,550
Man Group PLC	93,355	156,828
Marks & Spencer Group PLC	80,406	465,910
Meggitt PLC	36,600	242,671
National Grid PLC	175,196	1,892,093
Next PLC	8,742	415,600
Old Mutual PLC	239,330	574,139
Pearson PLC	39,750	748,815
Prudential PLC	125,158	1,534,114
Reckitt Benckiser Group PLC	30,562	1,779,338
Reed Elsevier PLC	58,703	485,831
Rexam PLC	43,833	305,925
Rio Tinto PLC	67,002	3,756,246
Rolls-Royce Group PLC	92,931	1,242,137
Royal & Sun Alliance Insurance Group PLC	173,748	296,111
Royal Bank of Scotland Group PLC (a)	858,839	338,858
Royal Dutch Shell PLC:
Class A (Netherlands)	92,610	3,303,260
Class A (United Kingdom)	87,476	3,120,299
Class B	130,966	4,793,233
SABMiller PLC	46,693	1,961,757
Sage Group PLC	63,339	294,127
Schroders PLC	5,225	120,256
Scottish & Southern Energy PLC	46,696	1,001,216
Segro PLC	33,089	118,746
Serco Group PLC	24,385	214,718
Severn Trent PLC	11,720	321,484
Smith & Nephew PLC	43,932	432,484
Smiths Group PLC	17,559	304,950
Standard Chartered PLC (United Kingdom)	116,729	2,853,310
Standard Life PLC	113,672	412,544
Tate & Lyle PLC	21,913	245,590
Tesco PLC	391,888	2,018,579
The Weir Group PLC	10,727	296,857
TUI Travel PLC	29,613	91,804
Tullow Oil PLC	45,279	1,127,373
Unilever PLC	62,915	2,149,566
United Utilities Group PLC	35,404	355,416
Vedanta Resources PLC	5,499	108,622
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Vodafone Group PLC	2,471,377	$ 6,841,519
Whitbread PLC	8,445	264,135
WM Morrison Supermarkets PLC	102,552	467,065
Xstrata PLC	101,249	1,935,071
TOTAL UNITED KINGDOM		111,935,917
United States of America - 0.1%
Southern Copper Corp.	9,197	302,397
Synthes, Inc.	3,265	563,024
TOTAL UNITED STATES OF AMERICA		865,421
TOTAL COMMON STOCKS (Cost $748,498,273)		736,612,082
Nonconvertible Preferred Stocks - 0.6%

Colombia - 0.0%
Grupo Aval Acciones Y Val SA	78,300	56,202
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,763	171,910
Henkel AG & Co. KGaA	8,763	651,946
Porsche Automobil Holding SE (Germany)	7,845	478,914
ProSiebenSat.1 Media AG	3,616	91,812
RWE AG (non-vtg.)	1,867	73,825
Volkswagen AG (e)	7,200	1,363,938
TOTAL GERMANY		2,832,345
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	293,299	274,733
Korea (South) - 0.1%
Hyundai Motor Co.	871	57,649
Hyundai Motor Co. Series 2	2,035	143,695
LG Chemical Ltd.	624	48,148
Samsung Electronics Co. Ltd.	924	661,446
TOTAL KOREA (SOUTH)		910,938
Russia - 0.1%
Ak Transneft Oao (a)	71	132,476
Sberbank (Savings Bank of the Russian Federation) (a)	55,175	129,038
Surgutneftegaz JSC	334,200	222,588
TOTAL RUSSIA		484,102
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	9,558,868	$ 15,515
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,912,577)		4,573,835
Nonconvertible Bonds - 0.0%
	Principal Amount
India - 0.0%
Dr. Reddy's Laboratories Ltd. 9.25% 3/24/14 (d) (Cost $253)	11,184	1,025
U.S. Government and Government Agency Obligations - 0.6%

U.S. Treasury Obligations - 0.6%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.13% 5/3/12 to 10/4/12 (g) (Cost $4,898,384)	$ 4,900,000	4,898,360
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	16,458,201	16,458,201
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	33,262,130	33,262,130
TOTAL MONEY MARKET FUNDS (Cost $49,720,331)		49,720,331
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $807,029,818)		795,805,633
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(20,111,420)
NET ASSETS - 100%		$ 775,694,213
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
309 NYSE E-mini MSCI EAFE Index Contracts	June 2012	$ 23,276,970	$ 38,490
161 NYSE E-mini MSCI Emerging Markets Index Contracts	June 2012	8,206,170	(80,293)
20 TME S&P/TSX 60 Index Contracts	June 2012	2,828,246	12,370
TOTAL EQUITY INDEX CONTRACTS		$ 34,311,386	$ (29,433)

The face value of futures purchased as a percentage of net assets is 4.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount shown represents units.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,103 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,399,823.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,139
Fidelity Securities Lending Cash Central Fund	129,080
Total	$ 142,219
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 70,889,843	$ 45,891,848	$ 24,997,995	$ -
Consumer Staples	74,204,031	54,487,410	19,712,883	3,738
Energy	84,444,974	49,700,466	34,744,508	-
Financials	174,713,614	129,561,740	45,151,874	-
Health Care	51,044,691	18,306,073	32,738,618	-
Industrials	78,520,045	51,914,468	26,605,577	-
Information Technology	49,301,194	23,826,100	25,475,094	-
Materials	85,644,294	58,603,699	26,978,012	62,583
Telecommunication Services	43,823,211	20,190,879	23,632,332	-
Utilities	28,600,020	22,423,713	6,176,307	-
Corporate Bonds	1,025	-	1,025	-
U.S. Government and Government Agency Obligations	4,898,360	-	4,898,360	-
Money Market Funds	49,720,331	49,720,331	-	-
Total Investments in Securities:	$ 795,805,633	$ 524,626,727	$ 271,112,585	$ 66,321
Derivative Instruments:
Assets
Futures Contracts	$ 50,860	$ 50,860	$ -	$ -
Liabilities
Futures Contracts	$ (80,293)	$ (80,293)	$ -	$ -
Total Derivative Instruments:	$ (29,433)	$ (29,433)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 15,869
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(24,515)
Cost of Purchases	33,675
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	41,292
Transfers out of Level 3	-
Ending Balance	$ 66,321
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (24,515)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 50,860	$ (80,293)
Total Value of Derivatives	$ 50,860	$ (80,293)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,433,042) - See accompanying schedule: Unaffiliated issuers (cost $757,309,487)	$ 746,085,302
Fidelity Central Funds (cost $49,720,331)	49,720,331
Total Investments (cost $807,029,818)		$ 795,805,633
Cash		467,026
Foreign currency held at value (cost $4,595,584)		4,607,114
Receivable for investments sold		153,086
Receivable for fund shares sold		9,275,466
Dividends receivable		3,157,178
Interest receivable		10
Distributions receivable from Fidelity Central Funds		86,167
Other receivables		1,152
Total assets		813,552,832

Liabilities
Payable for investments purchased	$ 4,384,384
Accrued management fee	121,595
Payable for daily variation margin on futures contracts	90,510
Collateral on securities loaned, at value	33,262,130
Total liabilities		37,858,619

Net Assets		$ 775,694,213
Net Assets consist of:
Paid in capital		$ 784,818,504
Undistributed net investment income		6,999,421
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,889,939)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(11,233,773)
Net Assets, for 74,578,980 shares outstanding		$ 775,694,213
Net Asset Value, offering price and redemption price per share ($775,694,213 ÷ 74,578,980 shares)		$ 10.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 10,273,541
Interest		1,116
Income from Fidelity Central Funds		142,219
Income before foreign taxes withheld		10,416,876
Less foreign taxes withheld		(815,155)
Total income		9,601,721

Expenses
Management fee	$ 606,172
Independent trustees' compensation	1,014
Miscellaneous	847
Total expenses before reductions	608,033
Expense reductions	(3)	608,030
Net investment income (loss)		8,993,691
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,919,030)
Foreign currency transactions	(181,675)
Futures contracts	1,364,106
Total net realized gain (loss)		(736,599)
Change in net unrealized appreciation (depreciation) on: Investment securities	18,878,810
Assets and liabilities in foreign currencies	8,357
Futures contracts	(1,099,670)
Total change in net unrealized appreciation (depreciation)		17,787,497
Net gain (loss)		17,050,898
Net increase (decrease) in net assets resulting from operations		$ 26,044,589

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,993,691	$ 9,460,614
Net realized gain (loss)	(736,599)	(3,686,538)
Change in net unrealized appreciation (depreciation)	17,787,497	(41,696,504)
Net increase (decrease) in net assets resulting from operations	26,044,589	(35,922,428)
Distributions to shareholders from net investment income	(10,700,271)	(1,927,322)
Distributions to shareholders from net realized gain	-	(891,654)
Total distributions	(10,700,271)	(2,818,976)
Share transactions Proceeds from sales of shares	317,651,368	410,805,114
Reinvestment of distributions	10,700,271	2,818,976
Cost of shares redeemed	(51,665,915)	(73,256,011)
Net increase (decrease) in net assets resulting from share transactions	276,685,724	340,368,079
Total increase (decrease) in net assets	292,030,042	301,626,675

Net Assets
Beginning of period	483,664,171	182,037,496
End of period (including undistributed net investment income of $6,999,421 and undistributed net investment income of $8,706,001, respectively)	$ 775,694,213	$ 483,664,171
Other Information Shares
Sold	31,263,345	37,276,641
Issued in reinvestment of distributions	1,104,259	255,708
Redeemed	(5,029,002)	(6,762,856)
Net increase (decrease)	27,338,602	30,769,493

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 11.05	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.31	.23	.01
Net realized and unrealized gain (loss)	.20	(.96)	1.09	(.25)
Total from investment operations	.35	(.65)	1.32	(.24)
Distributions from net investment income	(.19)	(.11)	(.03)	-
Distributions from net realized gain	-	(.05)	-	-
Total distributions	(.19)	(.16)	(.03)	-
Net asset value, end of period	$ 10.40	$ 10.24	$ 11.05	$ 9.76
Total Return B, C	3.59%	(6.00)%	13.55%	(2.40)%
Ratios to Average Net Assets E, I
Expenses before reductions	.20% A	.24%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.24%	.25%	.25% A
Expenses net of all reductions	.20% A	.24%	.18%	.25% A
Net investment income (loss)	2.97% A	2.81%	2.27%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 775,694	$ 483,664	$ 182,037	$ 19,817
Portfolio turnover rate F	2% A	17%	8%	-% G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period September 29, 2009 (commencement of operations) to October 31, 2009.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity® Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, certain foreign taxes, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 56,153,663
Gross unrealized depreciation	(67,384,018)
Net unrealized appreciation (depreciation) on securities and other investments	$ (11,230,355)

Tax cost	$ 807,035,988

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration

2019	$ (2,685,793)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts - continued

variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $1,364,106 and a change in net unrealized appreciation (depreciation) of $(1,099,670) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $254,594,668 and $4,668,202, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $847 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $129,080. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $3.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

SGX-SANN-0612
1.899282.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Investor Class

Fidelity Advantage® Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Spartan® Global ex U.S. Index Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Spartan Emerging Markets Index Fund
Investor Class	.33%
Actual		$ 1,000.00	$ 1,037.30	$ 1.67
HypotheticalA		$ 1,000.00	$ 1,023.22	$ 1.66
Fidelity Advantage Class	.22%
Actual		$ 1,000.00	$ 1,038.30	$ 1.11
HypotheticalA		$ 1,000.00	$ 1,023.77	$ 1.11
Institutional Class	.15%
Actual		$ 1,000.00	$ 1,039.40	$ .76
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .75
Fidelity Advantage Institutional Class	.12%
Actual		$ 1,000.00	$ 1,039.40	$ .61
HypotheticalA		$ 1,000.00	$ 1,024.27	$ .60
Spartan Global ex U.S. Index Fund
Investor Class	.24%
Actual		$ 1,000.00	$ 1,036.20	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.67	$ 1.21
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,037.20	$ .91
HypotheticalA		$ 1,000.00	$ 1,023.97	$ .91
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,037.20	$ .66
HypotheticalA		$ 1,000.00	$ 1,024.22	$ .65
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,037.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

Semiannual Report

Spartan Emerging Markets Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.0	1.9
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.8	2.1
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.7	1.8
America Movil SAB de CV Series L (Mexico, Wireless Telecommunication Services)	1.7	1.7
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.6	1.6
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.6	1.7
Vale SA (PN-A) (Brazil, Metals & Mining)	1.3	1.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.3	1.2
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	1.2	1.5
Companhia de Bebidas das Americas (AmBev) (PN) (Brazil, Beverages)	1.2	1.0
	15.4
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	22.7
Energy	13.9	14.9
Materials	12.3	13.9
Telecommunication Services	9.4	9.6
Consumer Staples	7.6	6.9
Information Technology	7.3	7.2
Industrials	5.6	5.3
Consumer Discretionary	4.9	4.3
Utilities	3.4	3.9
Health Care	0.9	0.8
Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Brazil 17.1%
Taiwan 12.2%
China 11.9%
South Africa 10.0%
India 9.2%
Russia 6.4%
Mexico 5.6%
Malaysia 4.8%
Hong Kong 4.7%
Other 18.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures and swaps contracts, if applicable.
As of October 31, 2011
Brazil 19.1%
Taiwan 12.5%
China 11.4%
South Africa 9.8%
Russia 6.8%
India 5.7%
Mexico 5.5%
Malaysia 4.7%
Hong Kong 4.5%
Other 20.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures and swaps contracts, if applicable.

Semiannual Report

Spartan Emerging Markets Index Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value
Bermuda - 0.6%
Brilliance China Automotive Holdings Ltd. (a)	52,000	$ 56,432
China Foods Ltd.	18,000	19,488
China Resources Gas Group Ltd.	10,000	19,436
CITIC Resources Holdings Ltd. (a)	32,000	5,279
Cosco Pacific Ltd.	30,000	43,693
Credicorp Ltd.	738	96,051
Credicorp Ltd. (NY Shares)	714	93,470
Kunlun Energy Co. Ltd.	70,000	123,424
Shenzhen International Holdings Ltd.	165,000	11,271
Sinofert Holdings Ltd.	40,000	8,713
TOTAL BERMUDA		477,257
Brazil - 17.1%
AES Tiete SA	900	11,403
AES Tiete SA (PN) (non-vtg.)	3,200	44,823
All America Latina Logistica SA	18,200	82,877
Amil Participacoes SA	2,800	27,249
Anhanguera Educacional Participacoes SA	3,400	45,199
B2W Companhia Global do Varejo	1,800	7,677
Banco Bradesco SA (PN)	46,600	748,817
Banco do Brasil SA	28,100	347,611
Banco Do Est Rio Grande Sul SA	4,600	39,867
Banco Santander SA (Brasil) unit	19,300	157,344
BM&F Bovespa SA	47,600	267,698
BR Malls Participacoes SA	10,400	129,199
Bradespar SA (PN)	5,600	102,531
Brasil Foods SA	21,400	391,255
Braskem SA (PN-A)	3,800	26,714
Centrais Eletricas Brasileiras SA (Electrobras)	13,600	116,297
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	5,700	68,508
Cetip SA	6,500	100,152
Cielo SA	6,120	183,650
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
rights 5/31/12 (a)	20	30
(PN)	2,800	130,000
Companhia de Bebidas das Americas (AmBev)	4,500	159,140
Companhia de Bebidas das Americas (AmBev):
rights 6/1/12 (a)	60	494
rights 6/1/12 (a)	10	83
(PN)	24,800	1,044,615
Companhia de Concessoes Rodoviarias	31,200	242,247
Companhia de Gas de Sao Paulo	600	14,495
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,300	$ 51,041
Companhia de Transmissao de Energia Eletrica Paulista (PN)	800	25,824
Companhia Energetica de Minas Gerais (CEMIG)	2,250	38,162
Companhia Energetica de Minas Gerais (CEMIG) (PN)	10,625	210,588
Companhia Energetica de Sao Paulo Series A	4,200	79,983
Companhia Paranaense de Energia-Copel (PN-B)	3,300	83,602
Companhia Siderurgica Nacional SA (CSN)	25,800	221,299
Cosan SA Industria e Comercio	3,300	57,304
CPFL Energia SA	3,100	43,341
Cyrela Brazil Realty SA	8,000	64,633
Duratex SA	7,400	43,480
Ecorodovias Infraestrutura e Logistica SA	4,300	35,868
Eletropaulo Metropolitana SA (PN-B)	3,000	45,894
Embraer SA	18,000	155,245
Energias do Brasil SA	4,500	31,469
Fibria Celulose SA	4,700	37,824
Gerdau SA	4,900	38,174
Gerdau SA (PN)	18,800	176,742
HRT Participacoes em Petroleo SA GDR (a)	10,350	29,025
Hypermarcas SA	8,800	56,461
Itau Unibanco Banco Multiplo SA	5,800	82,125
Itau Unibanco Banco Multiplo SA	55,000	865,619
Itausa-Investimentos Itau SA:
rights 5/31/12 (a)	887	261
(PN)	73,150	347,685
JBS SA (a)	20,100	79,086
Klabin SA (PN) (non-vtg.)	14,200	68,089
Light SA	2,900	37,731
LLX Logistica SA (a)	11,000	18,409
Lojas Americanas SA	3,400	29,592
Lojas Americanas SA (PN)	12,200	114,694
Lojas Renner SA	2,600	83,573
Marfrig Alimentos SA	4,400	24,214
Metalurgica Gerdau SA (PN)	5,600	68,305
MMX Mineracao e Metalicos SA (a)	5,200	24,170
MPX Mineracao e Energia SA (a)	1,300	34,925
MRV Engenharia e Participacoes SA	8,200	47,708
Multiplan Empreendimentos Imobiliarios SA	2,100	49,576
Natura Cosmeticos SA	4,500	103,284
OGX Petroleo e Gas Participacoes SA (a)	29,900	207,527
Oi SA	6,500	43,955
Common Stocks - continued
	Shares	Value
Brazil - continued
Oi SA (PN)	28,800	$ 173,602
OSX Brasil SA (a)	1,800	14,165
PDG Realty SA Empreendimentos e Participacoes	27,900	65,866
Petroleo Brasileiro SA - Petrobras:
(ON)	89,100	1,046,586
(PN) (non-vtg.)	135,500	1,513,414
Porto Seguro SA	3,100	30,558
Redecard SA	12,100	203,767
Souza Cruz Industria e Comercio	11,600	180,680
Sul America SA unit	3,459	28,309
Suzano Papel e Celulose SA	7,400	27,952
TAM SA (PN) (ltd. vtg.)	2,200	53,218
Telefonica Brasil SA	5,700	162,673
TIM Participacoes SA	23,300	138,616
Tractebel Energia SA	6,500	112,019
Ultrapar Participacoes SA	9,600	218,073
Usinas Siderurgicas de Minas Gerais SA - Usiminas	5,700	54,424
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	10,600	60,726
Vale SA	39,000	871,600
Vale SA (PN-A)	51,100	1,111,190
Weg SA	6,000	63,395
TOTAL BRAZIL		14,477,295
Cayman Islands - 0.4%
China Resources Cement Holdings Ltd.	40,000	31,758
China Resources Land Ltd.	60,000	115,536
China State Construction International Holdings Ltd.	32,000	29,572
MStar Semiconductor, Inc.	13,000	77,362
TPK Holdings Co.	5,000	61,739
TOTAL CAYMAN ISLANDS		315,967
Chile - 2.4%
AES Gener SA	57,414	36,335
Banco de Chile	781,995	123,320
Banco de Credito e Inversiones	1,084	77,985
Banco Santander Chile	1,815,077	143,305
CAP SA	2,854	119,726
Cencosud SA	20,297	129,288
Colbun SA	184,474	52,479
Compania Cervecerias Unidas SA	3,039	43,571
Compania de Petroleos de Chile SA (COPEC)	13,019	210,945
CorpBanca SA	3,016,573	41,228
Common Stocks - continued
	Shares	Value
Chile - continued
Embotelladora Andina SA Class B	5,421	$ 28,720
Empresa Nacional de Electricidad SA	91,914	167,476
Empresa Nacional de Electricidad SA sponsored ADR	203	11,088
Empresa Nacional de Telecomunicaciones SA (ENTEL)	2,508	49,700
Empresas CMPC SA	25,941	106,630
Enersis SA	295,312	120,475
Enersis SA sponsored ADR	300	6,081
Lan Airlines SA	6,018	170,578
Lan Airlines SA sponsored ADR	189	5,328
SACI Falabella	17,085	167,645
Sociedad Matriz Banco de Chile Class B	124,358	48,067
Sociedad Quimica y Minera de Chile SA:
(PN-B)	2,592	151,748
(PN-B) sponsored ADR	168	9,793
TOTAL CHILE		2,021,511
China - 11.9%
Agricultural Bank China Ltd. (H Shares)	572,000	272,042
Air China Ltd. (H Shares)	54,000	39,185
Aluminum Corp. of China Ltd. (H Shares)	112,000	53,908
Angang Steel Co. Ltd. (H Shares)	26,000	17,794
Anhui Conch Cement Co. Ltd. (H Shares)	30,000	100,533
Anhui Expressway Co. Ltd. (H Shares)	20,000	11,368
Anhui Gujing Distillery Co. Ltd. Class B	2,400	20,803
Bank Communications Co. Ltd. (H Shares)	197,000	152,346
Bank of China Ltd. (H Shares)	2,031,000	850,760
BBMG Corp. (H Shares)	34,500	29,793
Beijing Capital International Airport Co. Ltd. (H Shares)	40,000	26,139
Beijing North Star Co. Ltd. (H Shares)	12,000	2,227
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	5,909
BOE Technology Group Co. Ltd. (B Shares)	85,500	13,004
BYD Co. Ltd. (H Shares) (a)	12,500	32,947
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	31,800	47,462
China BlueChemical Ltd. (H Shares)	52,000	37,197
China CITIC Bank Corp. Ltd. (H Shares)	282,000	179,552
China Coal Energy Co. Ltd. (H Shares)	94,000	107,949
China Communications Construction Co. Ltd. (H Shares)	102,000	102,544
China Communications Services Corp. Ltd. (H Shares)	52,000	26,742
China Construction Bank Corp. (H Shares)	1,746,000	1,359,236
China Cosco Holdings Co. Ltd. (H Shares)	67,500	39,150
China Eastern Airlines Corp. Ltd. (H Shares) (a)	58,000	19,362
Common Stocks - continued
	Shares	Value
China - continued
China International Marine Containers (Group) Ltd. (B Shares)	31,500	$ 46,203
China Life Insurance Co. Ltd. (H Shares)	182,000	484,583
China Longyuan Power Grid Corp. Ltd. (H Shares)	35,000	27,653
China Merchants Bank Co. Ltd. (H Shares)	89,000	193,173
China Merchants Property Development Co. Ltd. (B Shares)	10,600	19,960
China Minsheng Banking Corp. Ltd. (H Shares)	135,000	140,069
China Molybdenum Co. Ltd. (H Shares)	26,000	10,120
China National Building Materials Co. Ltd. (H Shares)	68,000	91,851
China National Materials Co. Ltd. (H Shares)	30,000	11,600
China Oilfield Services Ltd. (H Shares)	38,000	61,614
China Pacific Insurance Group Co. Ltd. (H Shares)	42,200	137,881
China Petroleum & Chemical Corp. (H Shares)	412,000	437,590
China Railway Construction Corp. Ltd. (H Shares)	46,500	37,099
China Railway Group Ltd. (H Shares)	90,000	35,728
China Shenhua Energy Co. Ltd. (H Shares)	80,500	357,437
China Ship Container Lines Co. Ltd. (H Shares) (a)	104,000	33,913
China Shipping Development Co. Ltd. (H Shares)	24,000	15,621
China Southern Airlines Ltd. (H Shares) (a)	56,000	25,190
China Telecom Corp. Ltd. (H Shares)	374,000	200,446
China Vanke Co. Ltd. (B Shares)	38,200	51,008
Chongqing Changan Automobile Co. Ltd. (B Shares)	41,800	17,617
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	75,000	34,703
CITIC Securities Co. Ltd. (H Shares) (a)	16,000	33,614
CSG Holding Co. Ltd. (B Shares)	14,400	11,080
CSR Corp. Ltd. (H Shares)	43,000	34,694
Datang International Power Generation Co. Ltd. (H Shares)	102,000	36,285
Dazhong Transport Group Co. Ltd. (B Shares)	8,900	4,628
Dongfang Electric Corp. Ltd. (H Shares)	7,200	19,627
Dongfeng Motor Group Co. Ltd. (H Shares)	58,000	114,376
Double Coin Holdings Ltd. (B Shares)	2,600	1,555
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	5,862
Great Wall Motor Co. Ltd. (H Shares)	24,500	52,924
Guangdong Electric Power Development Co. Ltd.	18,600	8,439
Guangdong Provincial Expressway Development Co. Ltd. (B Shares)	5,300	1,803
Guangshen Railway Co. Ltd. (H Shares)	28,000	10,394
Guangzhou Automobile Group Co. Ltd. (H Shares)	52,000	57,706
Guangzhou Pharmaceutical Ltd. (H Shares)	2,000	1,954
Guangzhou R F Properties Co. Ltd. (H Shares)	20,800	27,774
Guangzhou Shipyard International Ltd. (H Shares)	8,000	6,888
Hainan Airlines Co. Ltd. (B Shares)	2,600	1,890
Harbin Power Equipment Co. Ltd. (H Shares)	14,000	14,598
Common Stocks - continued
	Shares	Value
China - continued
Huadian Energy Co. Ltd. (B Shares) (a)	5,000	$ 1,480
Huadian Power International Corp. Ltd. (H Shares) (a)	38,000	8,767
Huaneng Power International, Inc. (H Shares)	88,000	52,089
Industrial & Commercial Bank of China Ltd. (H Shares)	1,578,000	1,053,539
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	9,000	10,134
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	18,600	106,132
Jiangling Motors Corp. Ltd. (B Shares)	900	2,127
Jiangsu Expressway Co. Ltd. (H Shares)	32,000	31,552
Jiangxi Copper Co. Ltd. (H Shares)	29,000	70,120
Jinzhou Port Co. Ltd. (B Shares)	11,000	5,313
Lianhua Supermarket Holdings Ltd. (H Shares)	8,000	8,362
Maanshan Iron & Steel Ltd. (H Shares)	68,000	19,194
Metallurgical Corp. China Ltd. (H Shares)	97,000	21,629
New China Life Insurance Co. Ltd. (H Shares)	8,700	39,303
PetroChina Co. Ltd. (H Shares)	514,000	766,732
PICC Property & Casualty Co. Ltd. (H Shares)	84,008	105,353
Ping An Insurance Group Co. China Ltd. (H Shares)	57,500	480,979
Shandong Chenming Paper Holdings Ltd. (B Shares)	7,900	3,859
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	50,870
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	8,000	4,240
Shanghai Electric Group Co. Ltd. (H Shares)	82,000	41,324
Shanghai Friendship Group, Inc. (B Shares) (a)	3,000	4,503
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	11,000	5,115
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	4,000	5,596
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	12,000	10,032
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	5,000	3,620
Shanghai Lujiazui Finance Trust Deltd (B Shares)	15,700	16,312
Shanghai Pharma Holding Co. Ltd. (H Shares)	15,300	23,033
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	7,100	7,540
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	14,000	9,632
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	24,700	11,313
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	6,323
Shenzhen Expressway Co. (H Shares)	12,000	5,027
Sichuan Expressway Co. Ltd. (H Shares)	20,000	8,043
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	72,000	25,056
SINOPEC Yizheng Chemical Fibre Co. Ltd. (H Shares)	22,000	5,047
Sinopharm Group Co. Ltd. (H Shares)	18,000	47,212
Sinotrans Ltd. (H Shares)	44,000	7,486
Tianjin Capital Envir Protn Co. Ltd. (H Shares)	14,000	3,483
Common Stocks - continued
	Shares	Value
China - continued
Travelsky Technology Ltd. (H Shares)	37,000	$ 20,554
Tsingtao Brewery Co. Ltd. (H Shares)	12,000	72,848
Weichai Power Co. Ltd. (H Shares)	11,000	51,820
Weifu High-Technology Co. Ltd. (B Shares)	4,200	12,180
Weiqiao Textile Co. Ltd. (H Shares)	22,500	11,136
Wumart Stores, Inc. (H Shares)	8,000	18,498
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	24,200	11,977
Yantai Changyu Pioneer Wine Co. (B Shares)	4,900	51,787
Yanzhou Coal Mining Co. Ltd. (H Shares)	46,000	96,345
Zhaojin Mining Industry Co. Ltd. (H Shares)	22,500	31,494
Zhejiang Expressway Co. Ltd. (H Shares)	38,000	27,329
Zhejiang Southeast Electric Power Co. Ltd. (B Shares)	16,100	8,485
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	12,000	34,027
Zijin Mining Group Co. Ltd. (H Shares)	166,000	54,131
ZTE Corp. (H Shares)	16,400	39,781
TOTAL CHINA		10,094,965
Colombia - 1.3%
Almacenes Exito SA	5,758	93,441
BanColombia SA	9,233	151,405
BanColombia SA:
sponsored ADR	76	5,155
(PN)	7,396	125,478
Cementos Argos SA	7,488	51,835
Corp. Financiera Colombiana SA	2,626	51,108
Ecopetrol SA	109,883	355,391
Grupo de Inversiones Surameric	5,560	100,828
Interconexion Electrica SA ESP	6,827	44,161
Inversiones Argos SA	7,869	75,905
Isagen SA ESP	18,229	25,497
TOTAL COLOMBIA		1,080,204
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S	4,667	188,201
Komercni Banka A/S	411	75,584
Telefonica Czech Rep A/S	3,216	64,861
TOTAL CZECH REPUBLIC		328,646
Egypt - 0.4%
Commercial International Bank Ltd.	11,196	47,819
Commercial International Bank Ltd. sponsored GDR	1,510	6,146
EFG-Hermes Holding SAE	10,819	23,999
Egyptian Co. for Mobile Services (MobiNil)	1,001	32,355
Common Stocks - continued
	Shares	Value
Egypt - continued
Egyptian Iron & Steel (a)	5,187	$ 3,518
Egyptian Kuwaiti Holding	27,023	29,996
El Ezz Steel Rebars SAE	13,312	15,965
Elsewedy Electric Co.	2,725	9,696
Maridive & Oil Services S.A.E.	3,757	4,734
National Societe Generale Bank	2,196	10,407
Orascom Construction Industries SAE	2,040	89,679
Orascom Construction Industries SAE GDR	209	9,217
Orascom Telecom Holding SAE (a)	62,936	34,564
Orascom Telecom Media & Technology Holding SAE (a)	31,453	7,336
Sidi Kerir Petrochemcials Co.	6,102	12,345
Talaat Moustafa Group Holding	39,140	26,999
Telecom Egypt SAE	7,421	15,762
TOTAL EGYPT		380,537
Hong Kong - 4.7%
Beijing Enterprises Holdings Ltd.	15,000	83,906
China Agri-Industries Holding Ltd.	36,000	26,541
China Everbright Ltd.	24,000	38,110
China Insurance International Holdings Co. Ltd. (a)	20,800	43,377
China Merchant Holdings International Co. Ltd.	28,000	90,583
China Mobile Ltd.	131,000	1,449,322
China Mobile Ltd. sponsored ADR	2,600	143,884
China Overseas Land & Investment Ltd.	94,000	203,783
China Resources Enterprise Ltd.	28,000	101,770
China Resources Power Holdings Co. Ltd.	42,000	76,653
China Unicom Ltd.	172,000	300,824
Citic Pacific Ltd.	28,000	46,121
CNOOC Ltd.	391,000	826,241
CNOOC Ltd. sponsored ADR	400	84,660
Far East Horizon Ltd.	36,000	27,701
Franshion Properties China Ltd.	50,000	13,791
Guangdong Investment Ltd.	54,000	39,741
Lenovo Group Ltd.	184,000	176,917
Poly (Hong Kong) Investments Ltd.	53,000	27,734
Shanghai Industrial Holdings Ltd.	12,000	40,136
Shenzhen Investment Ltd.	64,628	15,077
Sino-Ocean Land Holdings Ltd.	92,000	42,925
Sinotruk Hong Kong Ltd.	17,500	10,669
Yuexiu Property Co. Ltd.	146,000	32,743
TOTAL HONG KONG		3,943,209
Common Stocks - continued
	Shares	Value
Hungary - 0.4%
Magyar Telekom PLC	13,434	$ 33,863
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	1,864	154,039
OTP Bank PLC	6,417	112,873
Richter Gedeon PLC	376	65,069
TOTAL HUNGARY		365,844
Indonesia - 3.2%
PT Adaro Energy Tbk	293,500	59,399
PT Aneka Tambang Tbk	61,000	11,416
PT Astra Agro Lestari Tbk	12,000	27,942
PT Astra International Tbk	73,500	567,815
PT Bank Central Asia Tbk	295,500	257,222
PT Bank Danamon Indonesia Tbk Series A	56,500	34,427
PT Bank Mandiri (Persero) Tbk	233,000	187,607
PT Bank Negara Indonesia (Persero) Tbk	142,000	62,189
PT Bank Rakyat Indonesia Tbk	277,000	200,430
PT Bumi Resources Tbk	468,000	103,117
PT Charoen Pokphand Indonesia Tbk	185,000	55,356
PT Gudang Garam Tbk	15,000	96,621
PT Indo Tambangraya Megah Tbk	9,500	41,089
PT Indocement Tunggal Prakarsa Tbk	25,000	49,100
PT Indofood Sukses Makmur Tbk	81,500	43,009
PT Indofood Sukses Makmur Tbk	12,000	7,377
PT Indosat Tbk	48,000	25,331
PT International Nickel Indonesia Tbk	69,000	23,274
PT Jasa Marga Tbk	38,000	22,121
PT Kalbe Farma Tbk	183,500	80,364
PT Perusahaan Gas Negara Tbk Series B	247,000	90,033
PT Semen Gresik (Persero) Tbk	77,500	102,456
PT Tambang Batubbara Bukit Asam Tbk	23,000	46,173
PT Telkomunikasi Indonesia Tbk Series B	248,500	229,134
PT Unilever Indonesia Tbk	40,500	87,473
PT United Tractors Tbk	67,500	217,398
TOTAL INDONESIA		2,727,873
Malaysia - 4.8%
AirAsia Bhd	46,000	50,630
AMMB Holdings Bhd	58,400	120,834
Axiata Group Bhd	150,000	263,262
Berjaya Sports Toto Bhd	24,000	34,269
British American Tobacco (Malaysia) Bhd	3,800	69,758
Bumi Armada Bhd	24,000	31,651
Common Stocks - continued
	Shares	Value
Malaysia - continued
Bumiputra-Commerce Holdings Bhd	137,500	$ 336,763
DiGi.com Bhd	146,700	195,891
Gamuda Bhd	47,000	55,303
Genting Bhd	67,000	228,980
Genting Malaysia Bhd	68,900	87,449
Hong Leong Bank Bhd	14,700	59,373
IJM Corp. Bhd	27,300	49,448
IOI Corp. Bhd	111,800	192,892
Kuala Lumpur Kepong Bhd	13,900	108,609
Lafarge Malayan Cement Bhd	6,300	14,972
Malayan Banking Bhd	140,689	401,304
Malaysia Marine and Heavy Engineering Sdn Bhd	13,400	22,322
Malaysian Plantations Bhd	33,500	43,737
Maxis Bhd	58,300	117,930
MMC Corp. Bhd	33,700	29,406
Parkson Holdings Bhd	14,900	25,658
Petronas Chemicals Group Bhd	72,000	155,399
Petronas Dagangan Bhd	8,300	53,111
Petronas Gas Bhd	18,400	102,050
PPB Group Bhd	14,100	77,922
Public Bank Bhd (For. Reg.)	82,000	370,768
RHB Capital Bhd	11,035	26,881
Sime Darby Bhd	110,800	356,699
SP Setia Bhd	19,700	23,571
Telekom Malaysia Bhd	27,100	48,279
Tenaga Nasional Bhd	35,400	75,235
UEM Land Holdings Bhd (a)	43,700	29,032
UMW Holdings Bhd	23,800	61,909
YTL Corp. Bhd	127,300	68,163
YTL Power International Bhd	76,500	43,490
TOTAL MALAYSIA		4,032,950
Mexico - 5.6%
Alfa SA de CV Series A	6,600	94,201
America Movil SAB de CV Series L	1,052,600	1,403,391
CEMEX SA de CV unit	272,704	196,759
Fomento Economico Mexicano SAB de CV unit	51,000	414,476
Grupo Aeroportuario del Pacifico SA de CV Series B	13,000	50,441
Grupo Bimbo SAB de CV Series A	57,100	136,042
Grupo Carso SA de CV Series A1	17,200	57,429
Grupo Elektra SA de CV	1,610	99,592
Grupo Financiero Banorte SAB de CV Series O	57,000	276,114
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Inbursa SAB de CV Series O	50,500	$ 110,821
Grupo Mexico SA de CV Series B	184,807	570,101
Grupo Modelo SAB de CV Series C	15,900	112,267
Grupo Televisa SA de CV	69,500	304,445
Industrias Penoles SA de CV	3,735	174,595
Inmuebles Carso SAB de CV (a)	13,600	12,005
Kimberly-Clark de Mexico SA de CV Series A	32,600	66,460
Mexichem SAB de CV	16,500	61,348
Minera Frisco SAB de CV (a)	17,400	75,246
Organizacion Soriana SA Series B (a)	10,500	29,941
Urbi, Desarrollos Urbanos, SA de CV (a)	9,400	9,899
Wal-Mart de Mexico SA de CV Series V	167,800	479,771
TOTAL MEXICO		4,735,344
Morocco - 0.1%
Douja Promotion Groupe Addoha SA	2,609	19,337
Maroc Telecom SA	3,932	60,199
TOTAL MOROCCO		79,536
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	18,965	25,528
MCB Bank Ltd.	12,883	24,352
National Bank of Pakistan	18,837	9,320
Oil & Gas Development Co. Ltd.	12,017	22,037
Pakistan Petroleum Ltd.	9,329	19,484
TOTAL PAKISTAN		100,721
Peru - 0.3%
Compania de Minas Buenaventura SA	2,274	96,110
Compania de Minas Buenaventura SA sponsored ADR	2,599	107,261
Volcan Compania Minera Saa Class B	42,897	51,662
TOTAL PERU		255,033
Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	56,200	67,976
Aboitiz Power Corp.	57,200	46,124
Alliance Global Group, Inc.	91,800	26,910
Ayala Land, Inc.	126,100	64,149
Bank of the Philippine Islands (BPI)	39,130	68,395
BDO Unibank, Inc.	17,290	27,146
DMCI Holdings, Inc.	31,600	44,741
Globe Telecom, Inc.	650	17,296
Jollibee Food Corp.	10,300	27,384
Common Stocks - continued
	Shares	Value
Philippines - continued
Metropolitan Bank & Trust Co.	18,810	$ 40,774
Philippine Long Distance Telephone Co.	955	58,508
PNOC Energy Development Corp.	298,000	41,698
San Miguel Corp.	25,900	69,042
SM Investments Corp.	4,820	79,905
SM Prime Holdings, Inc.	152,400	60,360
Yala Corp.	4,360	44,463
TOTAL PHILIPPINES		784,871
Poland - 1.3%
Bank Handlowy w Warszawie SA	950	22,839
Bank Polska Kasa Opieki SA	2,386	112,529
BRE Bank SA (a)	260	23,823
ENEA SA	3,363	17,759
Get Bank SA (a)	32,389	19,518
Getin Holding SA (a)	15,326	11,131
Globe Trade Centre SA (a)	3,336	7,629
ING Bank Slaski SA	1,050	26,958
KGHM Polska Miedz SA (Bearer)	3,614	159,096
Polish Oil & Gas Co.	46,554	60,242
Polska Grupa Energetyczna SA	18,379	110,054
Polski Koncern Naftowy Orlen SA (a)	7,493	87,432
Powszechna Kasa Oszczednosci Bank SA	15,844	169,850
Powszechny Zaklad Ubezpieczen SA	1,441	145,702
Tauron Polska Energia SA	33,498	49,616
Telekomunikacja Polska SA	15,520	81,219
TVN SA	3,669	11,148
TOTAL POLAND		1,116,545
Russia - 6.4%
Aeroflot - Russian Airlines (a)	9,700	16,120
Federal Grid Co. Unified Energy System JSC (a)	5,100,000	46,571
Gazprom OAO sponsored ADR (Reg. S)	114,615	1,322,657
Inter Rao Ues JSC (a)	29,900,000	27,720
Interregional Distribution Grid Companies Holding JSC (a)	341,740	31,287
Lukoil Oil Co. sponsored ADR (United Kingdom)	15,481	949,759
Magnitogorsk Iron & Steel Works OJSC unit	1,999	10,555
Mobile TeleSystems OJSC sponsored ADR	12,000	234,720
Mosenergo AO (a)	361,337	21,784
Norilsk Nickel OJSC ADR	11,958	212,135
NOVATEK OAO GDR (Reg. S)	2,189	278,222
Novolipetsk Steel OJSC GDR (Reg. S)	1,809	39,074
Common Stocks - continued
	Shares	Value
Russia - continued
OGK-4 OJSC (a)	397,201	$ 35,905
PIK Group GDR (Reg. S) unit (a)	3,500	8,085
Raspadskaya OAO (a)	5,552	18,446
Rosneft Oil Co. OJSC GDR (Reg. S)	45,970	327,996
Rostelecom sponsored ADR (a)	5,764	163,006
RusHydro JSC sponsored ADR	30,050	104,574
Sberbank (Savings Bank of the Russian Federation)	39,030	124,953
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	42,815	554,454
Severstal JSC GDR (Reg. S)	4,100	55,473
Surgutneftegaz JSC sponsored ADR	16,360	163,273
Tatneft OAO sponsored ADR	6,570	243,090
TGK-1 OAO (a)	38,530,033	11,324
TMK OAO GDR (Reg. S)	2,003	26,860
Uralkali JSC GDR (Reg. S)	5,928	224,375
VTB Bank JSC unit	27,500	115,252
TOTAL RUSSIA		5,367,670
South Africa - 10.0%
Absa Group Ltd.	8,506	174,976
Adcock Ingram Holdings Ltd.	4,250	33,315
Aeci Ltd.	2,410	27,542
African Bank Investments Ltd.	19,888	99,338
African Oxygen Ltd.	3,701	9,088
African Rainbow Minerals Ltd.	2,133	49,637
Allied Technologies Ltd.	1,005	7,067
Anglo Platinum Ltd.	1,970	127,652
AngloGold Ashanti Ltd.	8,915	305,502
ArcelorMittal South Africa Ltd.	6,022	45,680
Aspen Pharmacare Holdings Ltd.	8,395	135,671
Aveng Ltd.	10,966	56,057
AVI Ltd.	8,371	51,875
Barloworld Ltd.	6,030	75,976
Bidvest Group Ltd.	7,377	174,371
Capital Property Fund	38,341	45,696
Capitec Bank Holdings Ltd.	926	26,430
Clicks Group Ltd.	7,655	46,040
Discovery Holdings Ltd.	6,539	43,296
Exxaro Resources Ltd.	2,867	76,301
FirstRand Ltd.	98,653	320,514
Foschini Ltd.	5,557	92,007
Fountainhead Property Trust	19,741	18,909
Common Stocks - continued
	Shares	Value
South Africa - continued
Gold Fields Ltd.	17,969	$ 230,043
Grindrod Ltd.	5,770	11,536
Growthpoint Properties Ltd.	40,696	109,876
Harmony Gold Mining Co. Ltd.	10,536	102,393
Illovo Sugar Ltd.	4,010	12,966
Impala Platinum Holdings Ltd.	15,154	294,780
Imperial Holdings Ltd.	5,447	118,226
Investec Ltd.	6,130	35,174
JD Group Ltd.	6,215	38,834
JSE Ltd.	2,123	22,436
Kumba Iron Ore Ltd.	2,431	171,745
Lewis Group Ltd.	1,593	15,465
Liberty Holdings Ltd.	3,206	36,351
Life Healthcare Group Holdings Ltd.	18,991	65,631
Massmart Holdings Ltd.	2,260	48,553
Mediclinic International Ltd.	9,288	46,918
MMI Holdings Ltd.	28,916	65,096
Mondi Ltd.	3,549	32,716
Mpact Ltd.	4,100	8,972
Mr Price Group Ltd.	6,625	89,605
MTN Group Ltd.	45,782	799,861
Murray & Roberts Holdings Ltd. (a)	12,427	45,679
Nampak Ltd.	18,933	54,647
Naspers Ltd. Class N	9,957	599,686
Nedbank Group Ltd.	5,550	120,933
Netcare Ltd.	31,279	56,502
Northam Platinum Ltd.	5,692	24,413
Pick 'n Pay Stores Ltd.	6,269	36,294
Pick'n Pay Holdings Ltd.	3,712	9,330
Pretoria Portland Cement Co. Ltd.	13,925	55,464
Remgro Ltd.	11,000	186,200
Reunert Ltd.	4,181	38,703
RMB Holdings Ltd.	25,052	108,222
Royal Bafokeng Holdings (Pty) Ltd. (a)	2,682	20,862
Sanlam Ltd.	52,437	225,443
Santam Ltd.	1,294	28,648
Sappi Ltd. (a)	13,114	47,496
Sasol Ltd.	15,662	744,197
Shoprite Holdings Ltd.	13,154	227,295
Spar Group Ltd.	4,163	65,057
Standard Bank Group Ltd.	38,645	570,135
Steinhoff International Holdings Ltd.	41,662	151,907
Common Stocks - continued
	Shares	Value
South Africa - continued
Sun International Ltd.	2,569	$ 27,150
Telkom SA Ltd.	7,977	24,388
Tiger Brands Ltd.	3,655	133,926
Tongaat Hulett Ltd.	1,517	20,479
Truworths International Ltd.	10,709	114,277
Vodacom Group (Pty) Ltd.	11,007	152,977
Wilson Bayly Holmes-Ovcon Ltd.	639	11,169
Woolworths Holdings Ltd.	21,407	133,787
TOTAL SOUTH AFRICA		8,435,383
Taiwan - 12.2%
Acer, Inc.	65,000	74,687
Advanced Semiconductor Engineering, Inc.	158,000	159,176
Advantech Co. Ltd.	9,000	30,623
Asia Cement Corp.	62,000	74,749
ASUSTeK Computer, Inc.	18,000	182,130
AU Optronics Corp.	209,000	94,217
Capital Securities Corp.	66,195	23,726
Catcher Technology Co. Ltd.	18,000	115,452
Cathay Financial Holding Co. Ltd.	177,000	187,594
Cathay Real Estate Development Co. Ltd.	35,000	16,387
Chang Hwa Commercial Bank	104,000	57,788
Cheng Shin Rubber Industry Co. Ltd.	47,000	117,198
Cheng Uei Precision Industries Co. Ltd.	9,000	18,522
Chicony Electronics Co. Ltd.	10,000	19,551
Chimei Innolux Corp. (a)	162,000	67,234
China Airlines Ltd.	41,043	15,978
China Development Finance Holding Corp.	283,000	71,830
China Motor Co. Ltd.	18,000	14,910
China Steel Corp.	280,000	278,992
Chinatrust Financial Holding Co. Ltd.	276,051	176,586
Chunghwa Telecom Co. Ltd.	94,000	294,460
Compal Communications, Inc.	6,000	8,499
Compal Electronics, Inc.	98,000	112,941
Coretronic Corp.	14,000	11,837
Delta Electronics, Inc.	58,000	172,677
E.Sun Financial Holdings Co. Ltd.	66,000	35,088
Epistar Corp.	24,000	58,446
Eternal Chemical Co. Ltd.	11,000	8,602
EVA Airways Corp.	47,900	28,834
Evergreen Marine Corp. (Taiwan)	46,000	27,138
Far Eastern International Bank	45,000	17,904
Common Stocks - continued
	Shares	Value
Taiwan - continued
Far Eastern Textile Ltd.	82,000	$ 92,674
Far EasTone Telecommunications Co. Ltd.	38,000	82,765
Feng Hsin Iron & Steel Co.	15,000	25,313
First Financial Holding Co. Ltd.	148,000	88,836
Formosa Chemicals & Fibre Corp.	106,000	307,947
Formosa Petrochemical Corp.	46,000	143,420
Formosa Plastics Corp.	147,000	418,487
Formosa Taffeta Co. Ltd.	25,000	23,667
Foxconn Technology Co. Ltd.	29,000	102,452
Fubon Financial Holding Co. Ltd.	170,000	177,551
Giant Manufacturing Co. Ltd.	6,000	30,252
Hon Hai Precision Industry Co. Ltd. (Foxconn)	258,000	817,671
Hotai Motor Co. Ltd.	10,000	63,797
HTC Corp.	21,000	319,088
Hua Nan Financial Holdings Co. Ltd.	150,672	83,721
Inotera Memories, Inc. (a)	67,000	17,649
Inventec Corp.	54,000	20,837
KGI Securities Co. Ltd.	74,000	34,265
Largan Precision Co. Ltd.	3,000	47,745
LITE-ON IT Corp.	14,000	14,214
Lite-On Technology Corp.	60,000	73,366
Macronix International Co. Ltd.	72,000	23,807
MediaTek, Inc.	28,000	242,977
Mega Financial Holding Co. Ltd.	200,000	158,463
Nan Ya Plastics Corp.	193,000	398,511
Nan Ya Printed Circuit Board Corp.	8,000	15,009
Novatek Microelectronics Corp.	11,000	33,391
Oriental Union Chemical Corp.	16,000	19,592
Pegatron Corp.	38,000	55,133
Pou Chen Corp.	72,000	61,862
President Chain Store Corp.	20,000	107,700
President Securities Corp.	16,000	8,342
Quanta Computer, Inc.	72,000	189,662
Realtek Semiconductor Corp.	13,000	28,270
Shin Kong Financial Holding Co. Ltd. (a)	155,000	46,040
Siliconware Precision Industries Co. Ltd.	69,000	81,478
Sinopac Holdings Co.	151,000	51,533
Synnex Technology International Corp.	33,000	77,534
Taishin Financial Holdings Co. Ltd.	126,000	48,836
Taiwan Business Bank	79,000	24,062
Taiwan Cement Corp.	96,000	114,752
Taiwan Cooperative Financial Holding Co. Ltd. (a)	111,000	68,340
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Fertilizer Co. Ltd.	15,000	$ 36,014
Taiwan Glass Industry Corp.	40,000	39,925
Taiwan Mobile Co. Ltd.	42,900	138,610
Taiwan Secom Co.	6,000	12,348
Taiwan Semiconductor Manufacturing Co. Ltd.	568,000	1,681,869
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,800	168,264
Tatung Co. Ltd. (a)	57,000	15,641
TECO Electric & Machinery Co. Ltd.	51,000	37,434
Ton Yi Industrial Corp.	13,000	6,711
Transcend Information, Inc.	2,000	5,371
U-Ming Marine Transport Corp.	11,000	18,714
Unified-President Enterprises Corp.	115,000	179,275
Unimicron Technology Corp.	41,000	46,759
United Microelectronics Corp.	308,000	161,402
Vanguard International Semiconductor Corp.	24,000	11,483
Walsin Lihwa Corp.	80,000	23,351
Wan Hai Lines Ltd.	32,000	16,244
Waterland Financial Holdings Co. Ltd.	36,144	12,348
Winbond Electronics Corp. (a)	62,000	10,399
Wistron Corp.	48,000	72,193
Yageo Corp.	52,000	14,982
Yang Ming Marine Transport Corp.	40,900	17,395
Yuanta Financial Holding Co. Ltd.	243,570	116,960
Yuen Foong Yu Paper Manufacturing Co.	31,000	14,035
Yulon Motor Co. Ltd.	27,000	43,341
TOTAL TAIWAN		10,315,835
Thailand - 2.4%
Advanced Info Service PCL (For. Reg.)	26,400	157,087
Airports of Thailand PCL	2,800	5,645
Airports of Thailand PCL (For. Reg.)	6,400	12,902
Bangkok Bank Public Co. Ltd. (For. Reg.)	10,500	66,233
Bangkok Dusit Medical Service PCL	1,900	5,684
Bangkok Dusit Medical Service PCL (For. Reg.)	8,100	24,230
Bank of Ayudhya PCL	50,700	45,746
Bank of Ayudhya PCL (For. Reg.)	16,000	14,437
Banpu PCL (For. Reg.)	3,200	57,851
BEC World PCL (For. Reg.)	21,700	36,337
Big C Supercenter PCL (For. Reg.)	5,300	32,743
C.P. ALL PCL (For. Reg.)	52,800	131,335
Central Pattana PCL (For. Reg.)	13,100	21,404
Charoen Pokphand Foods PCL	7,100	9,407
Common Stocks - continued
	Shares	Value
Thailand - continued
Charoen Pokphand Foods PCL (For. Reg.)	69,800	$ 92,484
Delta Electronics PCL (For. Reg.)	22,500	18,070
Electricity Generating PCL (For. Reg.)	6,100	19,636
Glow Energy PCL (For. Reg.)	17,100	37,391
Indorama Ventures PCL	9,100	10,208
Indorama Ventures PCL (For. Reg.)	30,400	34,102
IRPC Public Co. Ltd. (For. Reg.)	225,300	31,940
Kasikornbank PCL (For. Reg.)	26,400	139,919
Krung Thai Bank PCL	10,600	6,204
Krung Thai Bank PCL (For. Reg.)	69,200	40,501
Land & House PCL	29,900	7,729
Land & House PCL (For. Reg.)	88,900	22,980
PTT Exploration and Production PCL	4,400	25,394
PTT Exploration and Production PCL (For. Reg.)	27,800	160,445
PTT Global Chemical PCL (For. Reg.)	41,239	92,186
PTT PCL	1,900	21,684
PTT PCL (For. Reg.)	17,400	198,582
Ratchaburi Electric Generating Holding PCL	4,700	6,380
Siam Cement PCL (For. Reg.)	6,400	86,984
Siam City Cement PCL (For. Reg.)	2,000	21,395
Siam Commercial Bank PCL (For. Reg.)	37,200	187,482
Siam Makro PCL (For. Reg.)	2,700	33,624
Thai Airways International PCL (For. Reg.)	14,600	12,699
Thai Oil PCL (For. Reg.)	19,400	42,578
Thai Union Frozen Products PCL:
rights 5/18/12 (a)	1,880	1,391
(For. Reg.)	9,400	22,235
TMB PCL (For. Reg.)	500,500	27,665
Total Access Communication PCL	13,500	36,214
TOTAL THAILAND		2,059,143
Turkey - 1.6%
Akbank T.A.S.	27,340	101,455
Anadolu Efes Biracilik ve Malt Sanayii A/S	5,309	74,785
Arcelik A/S	3,608	15,812
Asya Katilim Bankasi A/S (a)	24,574	25,036
Bim Birlesik Magazalar A/S JSC	1,823	76,002
Coca-Cola Icecek A/S	1,327	18,655
Dogan Sirketler Grubu Holding A/S (a)	32,412	15,311
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	14,568	19,153
Enka Insaat ve Sanayi A/S	12,047	37,711
Eregli Demir ve Celik Fabrikalari T.A.S.	37,636	52,052
Common Stocks - continued
	Shares	Value
Turkey - continued
Ford Otomotiv Sanayi A/S	2,128	$ 19,560
Haci Omer Sabanci Holding A/S	15,800	65,646
Koc Holding A/S	18,664	69,260
Tofas Turk Otomobil Fabrikasi A/S	2,665	11,801
Tupras-Turkiye Petrol Rafinerileri A/S	2,072	43,280
Turk Hava Yollari AO	23,686	36,264
Turk Sise ve Cam Fabrikalari A/S	11,518	19,666
Turk Telekomunikasyon A/S	12,933	56,678
Turkcell Iletisim Hizmet A/S (a)	21,641	107,629
Turkiye Garanti Bankasi A/S	51,150	188,064
Turkiye Halk Bankasi A/S	9,966	69,768
Turkiye Is Bankasi A/S Series C	36,078	82,546
Turkiye Vakiflar Bankasi TAO	33,589	60,219
Yapi ve Kredi Bankasi A/S (a)	25,277	46,756
TOTAL TURKEY		1,313,109
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC (a)	25,061	22,516
Air Arabia PJSC (a)	72,187	11,615
Aldar Properties PJSC (a)	36,954	11,570
Dana Gas PJSC (a)	110,562	13,546
DP World Ltd.	5,739	65,769
Dubai Financial Market PJSC (a)	58,021	17,850
Dubai Islamic Bank Pakistan Ltd. (a)	16,694	8,954
Emaar Properties (a)	61,452	54,710
First Gulf Bank PJSC	10,926	26,772
TOTAL UNITED ARAB EMIRATES		233,302
TOTAL COMMON STOCKS (Cost $73,563,853)		75,042,750
Government Obligations - 1.2%
Principal Amount
United States of America - 1.2%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 5/3/12 to 7/19/12 (c) (Cost $999,911)	$ 1,000,000	999,909
Money Market Funds - 9.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b) (Cost $7,924,089)	7,924,089	$ 7,924,089
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $82,487,853)		83,966,748
NET OTHER ASSETS (LIABILITIES) - 0.6%		507,772
NET ASSETS - 100%		$ 84,474,520
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
32 NYSE E-mini MSCI Emerging Markets Index Contracts	June 2012	$ 1,631,040	$ 8,599

The face value of futures purchased as a percentage of net assets is 1.9%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to FTSE All World Series India TR Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with JPMorgan Chase, Inc.	Jan. 2013	$ 6,799,599	$ (160,112)
Receive monthly a return equal to FTSE All World Series India TR Index and pay monthly a floating rate based on 1-month LIBOR plus 50 basis points with JPMorgan Chase, Inc.	Jan. 2013	601,317	1,480
Receive monthly a return equal to FTSE All World Series India TR Index and pay monthly a floating rate based on 1-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	500,249	(11,800)
		$ 7,901,165	$ (170,432)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,992.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,812
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,317,719	$ 4,317,719	$ -	$ -
Consumer Staples	6,352,675	6,351,171	1,504	-
Energy	11,829,587	8,958,482	2,871,105	-
Financials	20,156,055	19,671,211	484,844	-
Health Care	663,702	663,702	-	-
Industrials	4,644,482	4,644,482	-	-
Information Technology	6,253,841	4,075,699	2,178,142	-
Materials	10,222,562	9,530,716	691,846	-
Telecommunication Services	7,634,407	4,994,084	2,640,323	-
Utilities	2,967,720	2,915,631	52,089	-
Government Obligations	999,909	-	999,909	-
Money Market Funds	7,924,089	7,924,089	-	-
Total Investments in Securities:	$ 83,966,748	$ 74,046,986	$ 9,919,762	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 8,599	$ 8,599	$ -	$ -
Swap Agreements	1,480	-	1,480	-
Total Assets	$ 10,079	$ 8,599	$ 1,480	$ -
Liabilities
Swap Agreements	$ (171,912)	$ -	$ (171,912)	$ -
Total Derivative Instruments:	$ (161,833)	$ 8,599	$ (170,432)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,745
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,745)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,599	$ -
Swap Agreements (b)	1,480	(171,912)
Total Value of Derivatives	$ 10,079	$ (171,912)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $74,563,764)	$ 76,042,659
Fidelity Central Funds (cost $7,924,089)	7,924,089
Total Investments (cost $82,487,853)		$ 83,966,748
Cash		21,757
Foreign currency held at value (cost $596,053)		596,049
Receivable for investments sold		14,361
Receivable for fund shares sold		502,281
Dividends receivable		154,570
Distributions receivable from Fidelity Central Funds		972
Swap agreements, at value		1,480
Receivable from investment adviser for expense reductions		9,144
Total assets		85,267,362

Liabilities
Payable for investments purchased	$ 262,419
Payable for fund shares redeemed	327,995
Swap agreements, at value	171,912
Accrued management fee	17,006
Payable for daily variation margin on futures contracts	756
Other affiliated payables	12,154
Other payables and accrued expenses	600
Total liabilities		792,842

Net Assets		$ 84,474,520
Net Assets consist of:
Paid in capital		$ 83,037,840
Undistributed net investment income		485,335
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(362,024)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,313,369
Net Assets		$ 84,474,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($53,658,174 ÷ 5,441,418 shares)	$ 9.86

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($30,660,958 ÷ 3,107,088 shares)	$ 9.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,179 ÷ 4,271 shares)	$ 9.88

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($113,209 ÷ 11,462 shares)	$ 9.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 619,406
Interest		207
Income from Fidelity Central Funds		3,812
Income before foreign taxes withheld		623,425
Less foreign taxes withheld		(44,765)
Total income		578,660

Expenses
Management fee	$ 70,148
Transfer agent fees	46,158
Independent trustees' compensation	84
Total expenses before reductions	116,390
Expense reductions	(36,923)	79,467
Net investment income (loss)		499,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,055)
Foreign currency transactions	(11,027)
Futures contracts	80,627
Swap agreements	(181,891)
Total net realized gain (loss)		(153,346)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $544)	1,128,872
Assets and liabilities in foreign currencies	(21,309)
Futures contracts	(29,325)
Swap agreements	(311,155)
Total change in net unrealized appreciation (depreciation)		767,083
Net gain (loss)		613,737
Net increase (decrease) in net assets resulting from operations		$ 1,112,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	For the period September 8, 2011 (commencement of operations) to October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 499,193	$ 68,400
Net realized gain (loss)	(153,346)	(146,087)
Change in net unrealized appreciation (depreciation)	767,083	546,286
Net increase (decrease) in net assets resulting from operations	1,112,930	468,599
Distributions to shareholders from net realized gain	(144,849)	-
Share transactions - net increase (decrease)	49,248,913	33,777,627
Redemption fees	11,300	-
Total increase (decrease) in net assets	50,228,294	34,246,226

Net Assets
Beginning of period	34,246,226	-
End of period (including undistributed net investment income of $485,335 and accumulated net investment loss of $13,858, respectively)	$ 84,474,520	$ 34,246,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.02
Net realized and unrealized gain (loss)	.27	(.48) H
Total from investment operations	.35	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, K	-	-
Net asset value, end of period	$ 9.86	$ 9.54
Total Return B, C	3.73%	(4.60)%
Ratios to Average Net Assets E, J
Expenses before reductions	.46% A	.46% A
Expenses net of fee waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	1.73% A	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,658	$ 14,188
Portfolio turnover rate F	12% A	-% G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.02
Net realized and unrealized gain (loss)	.27	(.48) H
Total from investment operations	.36	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, K	-	-
Net asset value, end of period	$ 9.87	$ 9.54
Total Return B, C	3.83%	(4.60)%
Ratios to Average Net Assets E, J
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.22% A	.22% A
Expenses net of all reductions	.22% A	.22% A
Net investment income (loss)	1.84% A	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,661	$ 10,517
Portfolio turnover rate F	12% A	-% G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.03
Net realized and unrealized gain (loss)	.28	(.49) H
Total from investment operations	.37	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, K	-	-
Net asset value, end of period	$ 9.88	$ 9.54
Total Return B, C	3.94%	(4.60)%
Ratios to Average Net Assets E, J
Expenses before reductions	.28% A	.28% A
Expenses net of fee waivers, if any	.15% A	.15% A
Expenses net of all reductions	.15% A	.15% A
Net investment income (loss)	1.91% A	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42	$ 4,771
Portfolio turnover rate F	12% A	-% G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.03
Net realized and unrealized gain (loss)	.28	(.49) H
Total from investment operations	.37	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, K	-	-
Net asset value, end of period	$ 9.88	$ 9.54
Total Return B, C	3.94%	(4.60)%
Ratios to Average Net Assets E, J
Expenses before reductions	.25% A	.25%A
Expenses net of fee waivers, if any	.12%A	.12%A
Expenses net of all reductions	.12%A	.12%A
Net investment income (loss)	1.94%A	1.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 4,771
Portfolio turnover rateF	12%A	-%G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.0	1.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.9	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.9
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.9	0.6
Novartis AG (Switzerland, Pharmaceuticals)	0.8	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8	0.8
BHP Billiton Ltd. (Australia, Metals & Mining)	0.8	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.7	0.6
	8.9
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	22.5
Materials	11.4	11.5
Energy	11.2	11.1
Industrials	9.7	9.1
Consumer Staples	10.0	9.1
Consumer Discretionary	8.3	8.3
Health Care	6.1	5.9
Information Technology	6.0	5.5
Telecommunication Services	6.0	6.3
Utilities	3.3	3.6
Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 14.5%
Japan 13.9%
Canada 8.0%
Australia 5.7%
France 5.5%
Switzerland 5.5%
Germany 5.5%
Korea (South) 3.5%
Brazil 3.2%
Other 34.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures and swaps contracts, if applicable.
As of October 31, 2011
United Kingdom 14.1%
Japan 13.4%
Canada 7.8%
France 5.8%
Australia 5.8%
Switzerland 5.4%
Germany 5.3%
Brazil 3.4%
Korea (South) 3.3%
Other 35.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures and swaps contracts, if applicable.

Semiannual Report

Spartan Global ex U.S. Index Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 5.7%
AGL Energy Ltd.	1,667	$ 26,017
Alumina Ltd.	9,890	11,812
Amcor Ltd.	4,340	34,003
AMP Ltd.	9,739	43,326
APA Group unit	2,200	11,965
Asciano Ltd. unit	3,140	15,474
ASX Ltd.	562	18,737
Australia & New Zealand Banking Group Ltd.	9,373	233,487
Bendigo & Adelaide Bank Ltd.	2,537	19,903
BHP Billiton Ltd.	11,420	423,724
Boral Ltd.	2,316	9,121
Brambles Ltd.	5,049	38,032
Caltex Australia Ltd.	410	5,882
Campbell Brothers Ltd.	200	14,288
CFS Retail Property Trust	7,297	14,635
Coca-Cola Amatil Ltd.	2,052	26,617
Cochlear Ltd.	225	15,389
Commonwealth Bank of Australia	5,619	304,240
Computershare Ltd.	1,697	14,869
Crown Ltd.	1,242	11,775
CSL Ltd.	1,859	71,003
DEXUS Property Group unit	19,254	18,756
Echo Entertainment Group Ltd.	2,789	13,076
Fortescue Metals Group Ltd.	4,491	26,389
Goodman Group unit	5,330	19,991
Harvey Norman Holdings Ltd.	1,286	2,706
Iluka Resources Ltd.	1,520	26,921
Incitec Pivot Ltd.	5,315	18,107
Insurance Australia Group Ltd.	7,533	27,783
John Fairfax Holdings Ltd.	7,386	5,310
Leighton Holdings Ltd.	593	12,721
Lend Lease Group unit	1,826	14,173
Lynas Corp. Ltd. (a)	5,229	6,129
Macquarie Group Ltd.	1,234	37,554
Metcash Ltd.	3,156	13,021
Mirvac Group unit	11,354	15,319
National Australia Bank Ltd.	7,824	205,661
Newcrest Mining Ltd.	2,762	75,681
Orica Ltd.	1,282	35,889
Origin Energy Ltd.	3,949	54,555
OZ Minerals Ltd.	1,295	12,588
Qantas Airways Ltd. (a)	3,340	5,689
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	4,055	$ 58,470
QR National Ltd.	6,342	24,051
Ramsay Health Care Ltd.	419	8,744
Rio Tinto Ltd.	1,537	106,248
Santos Ltd.	3,235	47,253
Sims Metal Management Ltd.	718	10,557
Sonic Healthcare Ltd.	1,455	19,115
SP AusNet unit	5,991	6,897
Stockland Corp. Ltd. unit	8,539	27,579
Suncorp-Metway Ltd.	4,513	38,273
Sydney Airport unit	845	2,562
Tabcorp Holdings Ltd.	3,301	9,870
Tattersall's Ltd.	5,324	14,311
Telstra Corp. Ltd.	14,929	55,060
The GPT Group unit	5,695	19,402
Toll Holdings Ltd.	2,595	15,843
Transurban Group unit	4,679	28,615
Wesfarmers Ltd.	3,539	111,646
Westfield Group unit	7,739	74,501
Westfield Retail Trust unit	10,441	29,588
Westpac Banking Corp.	10,780	255,284
Whitehaven Coal Ltd.	1,600	8,868
Woodside Petroleum Ltd.	2,212	80,476
Woolworths Ltd.	4,327	116,940
WorleyParsons Ltd.	625	18,395
TOTAL AUSTRALIA		3,200,866
Austria - 0.2%
Erste Bank AG	630	14,507
IMMOFINANZ Immobilien Anlagen AG	3,872	13,614
OMV AG	639	21,634
Osterreichische Elektrizitatswirtschafts AG	231	6,466
Raiffeisen International Bank-Holding AG	150	4,981
Telekom Austria AG	1,128	12,373
Vienna Insurance Group AG Wien	121	4,934
Voestalpine AG	470	15,216
TOTAL AUSTRIA		93,725
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	4,949	17,977
Bailiwick of Jersey - 0.6%
Experian PLC	3,615	57,062
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Glencore International PLC	5,057	$ 34,933
Petrofac Ltd.	960	27,034
Randgold Resources Ltd.	323	28,673
Shire PLC	1,979	64,509
Wolseley PLC	971	36,926
WPP PLC	4,528	61,321
TOTAL BAILIWICK OF JERSEY		310,458
Belgium - 0.7%
Ageas	8,893	16,187
Anheuser-Busch InBev SA NV	2,847	205,214
Bekaert SA	130	3,851
Belgacom SA	583	16,562
Colruyt NV	320	13,111
Delhaize Group SA	405	19,717
Groupe Bruxelles Lambert SA	258	17,900
KBC Groupe SA	556	10,753
Mobistar SA	94	3,555
Solvay SA Class A	222	27,017
UCB SA	341	15,928
Umicore SA	430	23,336
TOTAL BELGIUM		373,131
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	10,000	10,852
Cheung Kong Infrastructure Holdings Ltd.	2,000	11,871
China Gas Holdings Ltd.	8,000	3,980
China Resources Gas Group Ltd.	2,000	3,887
China Yurun Food Group Ltd.	4,000	5,119
Cosco Pacific Ltd.	6,000	8,739
Credicorp Ltd. (NY Shares)	240	31,418
First Pacific Co. Ltd.	10,000	10,865
GOME Electrical Appliances Holdings Ltd.	31,000	5,594
Haier Electronics Group Co. Ltd. (a)	4,000	4,186
Huabao International Holdings Ltd.	8,000	4,104
Kerry Properties Ltd.	3,000	13,707
Kunlun Energy Co. Ltd.	8,000	14,106
Li & Fung Ltd.	20,000	42,791
Nine Dragons Paper (Holdings) Ltd.	8,000	6,599
Noble Group Ltd.	13,000	12,394
NWS Holdings Ltd.	4,127	6,234
Orient Overseas International Ltd.	1,000	6,831
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	1,138	$ 44,050
Shangri-La Asia Ltd.	6,000	12,744
Sihuan Pharmaceutical Holdings Group Ltd.	8,000	3,042
Sinofert Holdings Ltd.	8,000	1,743
Skyworth Digital Holdings Ltd.	4,082	1,673
Yue Yuen Industrial (Holdings) Ltd.	3,000	10,053
TOTAL BERMUDA		276,582
Brazil - 3.2%
AES Tiete SA (PN) (non-vtg.)	400	5,603
All America Latina Logistica SA	2,000	9,107
Amil Participacoes SA	600	5,839
Anhanguera Educacional Participacoes SA	400	5,318
Banco Bradesco SA (PN)	6,700	107,663
Banco do Brasil SA	2,000	24,741
Banco Do Est Rio Grande Sul SA	600	5,200
Banco Santander SA (Brasil) unit	2,800	22,827
BM&F Bovespa SA	6,800	38,243
BR Malls Participacoes SA	1,600	19,877
Bradespar SA (PN)	900	16,478
Brasil Foods SA	2,400	43,879
Braskem SA (PN-A)	700	4,921
Brookfield Incorporacoes SA	600	1,580
Centrais Eletricas Brasileiras SA (Electrobras)	900	7,696
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	900	10,817
Cetip SA	600	9,245
Cia.Hering SA	400	9,926
Cielo SA	960	28,808
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
rights 5/31/12 (a)	2	3
(PN)	400	18,571
Companhia de Bebidas das Americas (AmBev):
rights 6/1/12 (a)	6	49
(PN)	2,700	113,728
Companhia de Concessoes Rodoviarias	3,200	24,846
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	400	15,705
Companhia de Transmissao de Energia Eletrica Paulista (PN)	100	3,228
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,750	34,685
Companhia Energetica de Sao Paulo Series A	500	9,522
Companhia Paranaense de Energia-Copel (PN-B)	300	7,600
Companhia Siderurgica Nacional SA (CSN)	2,700	23,159
Common Stocks - continued
	Shares	Value
Brazil - continued
Cosan SA Industria e Comercio	400	$ 6,946
CPFL Energia SA	700	9,787
Cyrela Brazil Realty SA	900	7,271
Diagnosticos da America SA	800	5,771
Drogasil SA	700	7,543
Duratex SA	900	5,288
Ecorodovias Infraestrutura e Logistica SA	700	5,839
Eletropaulo Metropolitana SA (PN-B)	300	4,589
Embraer SA	1,800	15,524
Energias do Brasil SA	1,100	7,692
Fibria Celulose SA	600	4,829
Gerdau SA (PN)	3,100	29,144
Gol Linhas Aereas Inteligentes SA (PN)	400	2,130
HRT Participacoes em Petroleo SA GDR (a)	900	2,524
Hypermarcas SA	900	5,774
Itau Unibanco Banco Multiplo SA	8,100	127,482
Itausa-Investimentos Itau SA:
rights 5/31/12 (a)	114	34
(PN)	9,460	44,964
JBS SA (a)	2,400	9,443
Klabin SA (PN) (non-vtg.)	1,400	6,713
Light SA	200	2,602
Localiza Rent A Car SA	500	8,538
Lojas Americanas SA (PN)	1,000	9,401
Lojas Renner SA	400	12,857
Metalurgica Gerdau SA (PN)	1,100	13,417
MMX Mineracao e Metalicos SA (a)	600	2,789
MRV Engenharia e Participacoes SA	1,000	5,818
Multiplan Empreendimentos Imobiliarios SA	300	7,082
Natura Cosmeticos SA	700	16,066
Odontoprev SA	900	4,802
OGX Petroleo e Gas Participacoes SA (a)	4,400	30,539
Oi SA	633	4,281
Oi SA (PN)	3,348	20,181
PDG Realty SA Empreendimentos e Participacoes	3,600	8,499
Petroleo Brasileiro SA - Petrobras:
(ON)	10,600	124,510
(PN) (non-vtg.)	15,100	168,654
Porto Seguro SA	400	3,943
Redecard SA	1,300	21,892
Rossi Residencial SA	400	1,679
Souza Cruz Industria e Comercio	1,400	21,806
Common Stocks - continued
	Shares	Value
Brazil - continued
Sul America SA unit	305	$ 2,496
Suzano Papel e Celulose SA	500	1,889
TAM SA (PN) (ltd. vtg.)	300	7,257
Telefonica Brasil SA	1,100	31,393
TIM Participacoes SA	3,100	18,442
Totvs SA	400	7,796
Tractebel Energia SA	400	6,893
Ultrapar Participacoes SA	1,200	27,259
Usinas Siderurgicas de Minas Gerais SA - Usiminas	500	4,774
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	1,900	10,885
Vale SA	4,600	102,804
Vale SA (PN-A)	7,100	154,392
TOTAL BRAZIL		1,803,787
Canada - 8.0%
Agnico-Eagle Mines Ltd. (Canada)	667	26,646
Agrium, Inc.	575	50,657
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	453	19,652
ARC Resources Ltd.	1,105	22,754
Athabasca Oil Sands Corp. (a)	1,179	13,846
Bank of Montreal	2,269	134,773
Bank of Nova Scotia	3,886	215,594
Barrick Gold Corp.	3,523	142,525
Baytex Energy Corp.	443	23,416
BCE, Inc.	905	36,667
Bell Aliant, Inc.	256	6,780
Bombardier, Inc. Class B (sub. vtg.)	5,528	23,394
Bonavista Energy Corp.	613	11,059
Brookfield Asset Management, Inc. Class A	1,984	65,481
Brookfield Properties Corp.	828	14,997
CAE, Inc.	1,077	11,776
Cameco Corp.	1,386	30,674
Canadian Imperial Bank of Commerce	1,418	106,994
Canadian National Railway Co.	1,560	133,139
Canadian Natural Resources Ltd.	3,835	133,250
Canadian Oil Sands Ltd.	1,678	37,085
Canadian Pacific	635	49,148
Canadian Tire Ltd. Class A (non-vtg.)	299	20,914
Canadian Utilities Ltd. Class A (non-vtg.)	288	20,290
Cenovus Energy, Inc.	2,666	96,761
Centerra Gold, Inc.	472	6,112
Common Stocks - continued
	Shares	Value
Canada - continued
CGI Group, Inc. Class A (sub. vtg.) (a)	748	$ 16,789
CI Financial Corp.	615	14,725
Crescent Point Energy Corp.	1,046	45,705
Eldorado Gold Corp.	2,362	33,478
Empire Co. Ltd. Class A (non-vtg.)	90	5,297
Enbridge, Inc.	2,610	109,368
Encana Corp.	2,746	57,519
Enerplus Corp.	644	11,918
Fairfax Financial Holdings Ltd. (sub. vtg.)	72	29,521
Finning International, Inc.	687	19,196
First Quantum Minerals Ltd.	1,660	34,486
Fortis, Inc.	595	20,638
Franco-Nevada Corp.	512	22,968
George Weston Ltd.	205	13,102
Gildan Activewear, Inc.	354	10,196
Goldcorp, Inc.	2,843	108,885
Great-West Lifeco, Inc.	1,065	26,955
H&R REIT/H&R Finance Trust	300	7,411
Husky Energy, Inc.	1,201	31,334
IAMGOLD Corp.	1,493	18,516
IGM Financial, Inc.	425	19,943
Imperial Oil Ltd.	1,023	47,631
Industrial Alliance Life Insurance Co.	395	12,597
Inmet Mining Corp.	218	11,993
Intact Financial Corp.	462	29,832
Ivanhoe Mines Ltd. (a)	949	11,078
Kinross Gold Corp.	4,276	38,312
Loblaw Companies Ltd.	381	12,864
Magna International, Inc. Class A (sub. vtg.)	742	32,520
Manulife Financial Corp.	6,494	88,822
MEG Energy Corp. (a)	410	17,853
Metro, Inc. Class A (sub. vtg.)	367	20,250
National Bank of Canada	550	42,931
New Gold, Inc. (a)	1,641	14,952
Nexen, Inc.	1,822	35,213
Niko Resources Ltd.	138	5,815
Onex Corp. (sub. vtg.)	367	14,576
Open Text Corp. (a)	226	12,671
Osisko Mining Corp. (a)	1,138	11,717
Pacific Rubiales Energy Corp.	929	26,654
Pan American Silver Corp.	505	9,821
Pembina Pipeline Corp.	1,000	30,251
Common Stocks - continued
	Shares	Value
Canada - continued
Pengrowth Energy Corp.	1,189	$ 10,689
Penn West Petroleum Ltd.	1,642	28,144
Potash Corp. of Saskatchewan, Inc.	3,024	128,583
Power Corp. of Canada (sub. vtg.)	1,260	34,888
Power Financial Corp.	930	27,869
Precision Drilling Corp. (a)	750	6,910
Progress Energy Resources Corp.	593	6,526
Research In Motion Ltd. (a)	1,791	25,611
RioCan (REIT)	511	14,041
Ritchie Brothers Auctioneers, Inc.	293	6,200
Rogers Communications, Inc. Class B (non-vtg.)	1,433	53,490
Royal Bank of Canada	5,135	296,793
Saputo, Inc.	538	25,148
Shaw Communications, Inc. Class B	1,354	27,909
Shoppers Drug Mart Corp.	753	32,445
Silver Wheaton Corp.	1,238	37,801
SNC-Lavalin Group, Inc.	557	20,944
Sun Life Financial, Inc.	2,171	53,234
Suncor Energy, Inc.	5,549	183,309
Talisman Energy, Inc.	3,751	49,064
Teck Resources Ltd. Class B (sub. vtg.)	2,024	75,530
TELUS Corp.	231	13,871
TELUS Corp. (non-vtg.)	525	30,812
The Toronto-Dominion Bank	3,223	272,425
Thomson Reuters Corp.	1,303	38,942
Tim Hortons, Inc.	371	21,403
Tim Hortons, Inc. (Canada)	186	10,737
TMX Group, Inc.	293	13,378
Tourmaline Oil Corp. (a)	420	10,124
TransAlta Corp.	686	11,376
TransCanada Corp.	2,465	108,458
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,009	56,132
Vermilion Energy, Inc.	293	14,209
Viterra, Inc.	1,232	19,844
Yamana Gold, Inc.	2,567	37,657
TOTAL CANADA		4,445,183
Cayman Islands - 0.9%
Agile Property Holdings Ltd.	4,000	5,228
Alibaba.com Ltd. (a)	4,000	6,867
Anta Sports Products Ltd.	2,000	1,977
ASM Pacific Technology Ltd.	600	8,128
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Belle International Holdings Ltd.	16,000	$ 31,387
Bosideng International Holdings Ltd.	12,000	3,465
China Dongxiang Group Co. Ltd.	17,000	2,301
China Mengniu Dairy Co. Ltd.	4,000	12,373
China Resources Cement Holdings Ltd.	6,000	4,764
China Resources Land Ltd.	8,000	15,405
China Rongsheng Heavy Industry Group Co. Ltd.	7,000	1,750
China Shanshui Cement Group Ltd.	6,000	4,864
China State Construction International Holdings Ltd.	4,000	3,697
China ZhengTong Auto Services Holdings Ltd. (a)	2,000	1,975
China Zhongwang Holdings Ltd.	6,400	2,640
Country Garden Holdings Co. Ltd.	13,000	5,647
Daphne International Holdings Ltd.	4,000	5,712
Dongyue Group Co. Ltd.	4,000	2,995
Enn Energy Holdings Ltd.	4,000	14,075
Evergrande Real Estate Group Ltd.	16,000	9,259
Foxconn International Holdings Ltd. (a)	6,000	2,846
GCL-Poly Energy Holdings Ltd.	21,000	5,440
Geely Automobile Holdings Ltd.	10,000	3,725
Golden Eagle Retail Group Ltd. (H Shares)	2,000	5,246
Hengan International Group Co. Ltd.	2,500	26,470
Hengdeli Holdings Ltd.	12,000	4,810
Intime Department Store Group Co. Ltd.	5,000	6,316
Kingboard Chemical Holdings Ltd.	2,000	5,607
Lee & Man Paper Manufacturing Ltd.	9,000	4,222
Lifestyle International Holdings Ltd.	2,000	4,692
Longfor Properties Co. Ltd.	4,000	6,362
Lonking Holdings Ltd.	7,000	2,544
MStar Semiconductor, Inc.	2,000	11,902
Parkson Retail Group Ltd.	4,000	4,475
Renhe Commercial Holdings Co. Ltd.	44,000	2,552
Sands China Ltd.	8,400	33,021
Sany Heavy Equipment International Holdings Co. Ltd.	3,000	2,316
Semiconductor Manufacturing International Corp. (a)	53,000	2,625
Shimao Property Holdings Ltd.	5,000	6,612
Shui On Land Ltd.	7,500	3,142
SOHO China Ltd.	7,000	5,440
Tencent Holdings Ltd.	3,600	113,123
Tingyi (Cayman Islands) Holding Corp.	8,000	21,344
TPK Holdings Co.	1,000	12,348
Want Want China Holdings Ltd.	20,000	24,540
Wynn Macau Ltd.	6,000	19,256
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Yingde Gases Group Co. Ltd.	3,500	$ 4,069
Zhongsheng Group Holdings Ltd. Class H	1,500	2,981
TOTAL CAYMAN ISLANDS		492,535
Chile - 0.4%
AES Gener SA	8,660	5,481
Banco de Chile	67,476	10,641
Banco de Credito e Inversiones	118	8,489
Banco Santander Chile	238,600	18,838
CAP SA	316	13,256
Cencosud SA	2,981	18,988
Colbun SA	25,266	7,188
Compania Cervecerias Unidas SA	510	7,312
Compania de Petroleos de Chile SA (COPEC)	1,423	23,057
CorpBanca SA	464,552	6,349
E-CL SA	1,888	5,050
Empresa Nacional de Electricidad SA	11,836	21,566
Empresa Nacional de Telecomunicaciones SA (ENTEL)	333	6,599
Empresas CMPC SA	3,633	14,933
Enersis SA	51,217	20,894
Lan Airlines SA	526	14,909
SACI Falabella	1,226	12,030
Sociedad Quimica y Minera de Chile SA (PN-B)	315	18,442
Vina Concha y Toro SA	1,386	2,943
TOTAL CHILE		236,965
China - 2.3%
Agricultural Bank China Ltd. (H Shares)	64,000	30,438
Air China Ltd. (H Shares)	8,000	5,805
Aluminum Corp. of China Ltd. (H Shares)	18,000	8,664
Angang Steel Co. Ltd. (H Shares)	6,000	4,106
Anhui Conch Cement Co. Ltd. (H Shares)	4,500	15,080
AviChina Industry & Technology Co. Ltd.	4,000	1,846
Bank Communications Co. Ltd. (H Shares)	26,000	20,107
Bank of China Ltd. (H Shares)	238,000	99,695
BBMG Corp. (H Shares)	2,500	2,159
Beijing Capital International Airport Co. Ltd. (H Shares)	6,000	3,921
BYD Co. Ltd. (H Shares) (a)	1,500	3,954
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	4,200	6,269
China BlueChemical Ltd. (H Shares)	8,000	5,723
China CITIC Bank Corp. Ltd. (H Shares)	24,000	15,281
China Coal Energy Co. Ltd. (H Shares)	16,000	18,374
Common Stocks - continued
	Shares	Value
China - continued
China Communications Construction Co. Ltd. (H Shares)	18,000	$ 18,096
China Communications Services Corp. Ltd. (H Shares)	6,000	3,086
China Construction Bank Corp. (H Shares)	214,000	166,596
China Cosco Holdings Co. Ltd. (H Shares)	8,500	4,930
China International Marine Containers (Group) Ltd. (B Shares)	2,100	3,080
China Life Insurance Co. Ltd. (H Shares)	26,000	69,226
China Longyuan Power Grid Corp. Ltd. (H Shares)	8,000	6,321
China Merchants Bank Co. Ltd. (H Shares)	14,000	30,387
China Minsheng Banking Corp. Ltd. (H Shares)	18,000	18,676
China Molybdenum Co. Ltd. (H Shares)	5,000	1,946
China National Building Materials Co. Ltd. (H Shares)	10,000	13,508
China Oilfield Services Ltd. (H Shares)	6,000	9,728
China Pacific Insurance Group Co. Ltd. (H Shares)	5,600	18,297
China Petroleum & Chemical Corp. (H Shares)	60,000	63,727
China Railway Construction Corp. Ltd. (H Shares)	5,500	4,388
China Railway Group Ltd. (H Shares)	19,000	7,543
China Shenhua Energy Co. Ltd. (H Shares)	12,500	55,503
China Ship Container Lines Co. Ltd. (H Shares) (a)	12,000	3,913
China Shipping Development Co. Ltd. (H Shares)	4,000	2,604
China Southern Airlines Ltd. (H Shares) (a)	4,000	1,799
China Telecom Corp. Ltd. (H Shares)	50,000	26,798
China Vanke Co. Ltd. (B Shares)	4,200	5,608
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	6,000	2,776
CSG Holding Co. Ltd. (B Shares)	4,100	3,155
CSR Corp. Ltd. (H Shares)	5,000	4,034
Datang International Power Generation Co. Ltd. (H Shares)	14,000	4,980
Dongfang Electric Corp. Ltd. (H Shares)	800	2,181
Dongfeng Motor Group Co. Ltd. (H Shares)	10,000	19,720
Great Wall Motor Co. Ltd. (H Shares)	3,000	6,481
Guangzhou Automobile Group Co. Ltd. (H Shares)	10,000	11,097
Guangzhou R F Properties Co. Ltd. (H Shares)	2,400	3,205
Huaneng Power International, Inc. (H Shares)	10,000	5,919
Industrial & Commercial Bank of China Ltd. (H Shares)	216,000	144,211
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	2,400	13,694
Jiangsu Expressway Co. Ltd. (H Shares)	4,000	3,944
Jiangxi Copper Co. Ltd. (H Shares)	6,000	14,508
Metallurgical Corp. China Ltd. (H Shares)	10,000	2,230
PetroChina Co. Ltd. (H Shares)	74,000	110,386
PICC Property & Casualty Co. Ltd. (H Shares)	8,601	10,786
Ping An Insurance Group Co. China Ltd. (H Shares)	6,000	50,189
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	8,000	9,249
Shanghai Electric Group Co. Ltd. (H Shares)	10,000	5,040
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Pharma Holding Co. Ltd. (H Shares)	1,200	$ 1,807
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	10,000	3,480
Sinopharm Group Co. Ltd. (H Shares)	2,400	6,295
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	12,141
Weichai Power Co. Ltd. (H Shares)	2,000	9,422
Wumart Stores, Inc. (H Shares)	2,000	4,625
Yanzhou Coal Mining Co. Ltd. (H Shares)	8,000	16,756
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,500	3,499
Zhejiang Expressway Co. Ltd. (H Shares)	4,000	2,877
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,000	5,671
Zijin Mining Group Co. Ltd. (H Shares)	18,000	5,870
ZTE Corp. (H Shares)	1,800	4,366
TOTAL CHINA		1,281,776
Colombia - 0.3%
Almacenes Exito SA	817	13,258
BanColombia SA	880	14,431
BanColombia SA (PN)	1,045	17,729
Cementos Argos SA	1,036	7,172
Corp. Financiera Colombiana SA	354	6,890
Ecopetrol SA	17,830	57,667
Grupo de Inversiones Surameric	755	13,692
Interconexion Electrica SA ESP	1,172	7,581
Inversiones Argos SA	912	8,797
TOTAL COLOMBIA		147,217
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	574	23,147
Komercni Banka A/S	48	8,827
Telefonica Czech Rep A/S	363	7,321
TOTAL CZECH REPUBLIC		39,295
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	2	14,905
Series B	5	39,112
Carlsberg A/S Series B	374	32,238
Coloplast A/S Series B	89	16,471
Danske Bank A/S (a)	2,154	34,976
DSV de Sammensluttede Vognmaend A/S	723	16,468
Novo Nordisk A/S Series B	1,504	221,744
Novozymes A/S Series B	837	21,954
TDC A/S	2,008	14,400
Common Stocks - continued
	Shares	Value
Denmark - continued
Tryg A/S	126	$ 7,029
Vestas Wind Systems A/S (a)	614	5,420
William Demant Holding A/S (a)	77	7,269
TOTAL DENMARK		431,986
Egypt - 0.1%
Commercial International Bank Ltd.	1,894	8,090
EFG-Hermes Holding SAE	1,302	2,888
Egyptian Co. for Mobile Services (MobiNil)	120	3,879
Egyptian Kuwaiti Holding	2,478	2,751
National Societe Generale Bank	772	3,659
Orascom Construction Industries SAE	291	12,792
Orascom Telecom Holding SAE (a)	8,327	4,573
Orascom Telecom Media & Technology Holding SAE (a)	4,904	1,144
Talaat Moustafa Group Holding	3,227	2,226
Telecom Egypt SAE	1,138	2,417
TOTAL EGYPT		44,419
Finland - 0.5%
Elisa Corp. (A Shares)	590	13,309
Fortum Corp.	1,528	32,870
Kesko Oyj	200	5,343
Kone Oyj (B Shares)	555	34,348
Metso Corp.	464	19,901
Neste Oil Oyj	425	5,024
Nokia Corp.	13,409	48,567
Nokian Tyres PLC	427	20,253
Orion Oyj (B Shares)	315	6,426
Pohjola Bank PLC (A Shares)	489	5,263
Sampo OYJ (A Shares)	1,456	38,742
Sanoma-WSOY Oyj	189	1,974
Stora Enso Oyj (R Shares)	1,897	12,933
UPM-Kymmene Corp.	1,933	24,745
Wartsila Corp.	653	26,435
TOTAL FINLAND		296,133
France - 5.5%
Accor SA	579	20,001
Aeroports de Paris	110	9,255
Air Liquide SA	316	40,648
Air Liquide SA	678	87,214
Alcatel-Lucent SA (a)	7,554	11,618
Alstom SA	738	26,359
Common Stocks - continued
	Shares	Value
France - continued
Arkema SA	203	$ 17,981
Atos Origin SA	210	13,526
AXA SA	6,172	87,424
BIC SA	92	10,134
BNP Paribas SA	3,418	137,326
Bouygues SA	595	16,163
Bureau Veritas SA	216	19,247
Cap Gemini SA	571	22,291
Carrefour SA	2,121	42,608
Casino Guichard Perrachon SA	201	19,741
Christian Dior SA	192	28,937
CNP Assurances	463	6,497
Compagnie de St. Gobain	1,425	59,696
Compagnie Generale de Geophysique SA (a)	572	16,405
Credit Agricole SA	3,709	19,065
Danone SA	2,065	145,293
Dassault Systemes SA	192	18,636
Edenred	627	20,028
EDF SA	252	5,333
EDF SA	648	13,712
Eiffage SA	137	4,657
Essilor International SA	729	64,214
Eurazeo SA	100	5,125
Eutelsat Communications	501	17,834
Fonciere Des Regions	95	7,363
France Telecom SA	6,594	90,398
GDF Suez	4,357	100,302
Gecina SA	71	6,582
Groupe Eurotunnel SA	2,064	17,369
ICADE	69	5,821
Iliad SA	63	8,111
Imerys	99	5,628
JC Decaux SA	200	5,675
Klepierre SA	428	13,553
L'Oreal SA	259	31,163
L'Oreal SA	597	71,831
Lafarge SA	449	17,508
Lafarge SA (Bearer)	262	10,216
Lagardere S.C.A. (Reg.)	471	14,278
Legrand SA	808	27,276
LVMH Moet Hennessy - Louis Vuitton SA	898	148,775
Michelin CGDE Series B	670	50,041
Common Stocks - continued
	Shares	Value
France - continued
Natixis SA	2,934	$ 8,941
Neopost SA	101	5,807
Pernod Ricard SA	722	74,943
Peugeot Citroen SA	813	9,762
PPR SA	283	47,335
Publicis Groupe SA	523	26,974
Renault SA	671	30,490
Safran SA	556	20,609
Sanofi SA	4,061	310,210
Schneider Electric SA	1,709	104,997
SCOR SE	566	14,967
Societe Generale Series A	2,350	55,561
Sodexo SA	336	26,759
Suez Environnement SA	1,147	16,179
Technip SA	346	39,130
Television Francaise 1 SA	396	3,827
Thales SA	405	14,033
Total SA	7,558	362,839
Unibail-Rodamco	327	61,123
Vallourec SA	411	24,718
Veolia Environnement SA	1,233	18,055
VINCI SA	1,628	75,430
Vivendi	4,531	83,764
Wendel SA	147	10,999
TOTAL FRANCE		3,086,310
Germany - 5.1%
adidas AG	755	62,967
Allianz AG	1,618	180,306
Axel Springer Verlag	126	5,746
BASF AG (d)	3,266	268,880
Bayer AG (d)	2,939	207,021
Bayerische Motoren Werke AG (BMW)	1,181	112,268
Beiersdorf AG	377	26,451
Brenntag AG	168	20,928
Celesio AG	275	4,742
Commerzbank AG (a)	12,691	27,469
Continental AG	284	27,528
Daimler AG (Germany)	3,219	177,974
Deutsche Bank AG	3,296	143,100
Deutsche Boerse AG	731	45,898
Deutsche Lufthansa AG	741	9,644
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Post AG	3,077	$ 57,434
Deutsche Telekom AG	9,950	112,184
E.ON AG	6,385	144,664
Fraport AG Frankfurt Airport Services Worldwide	125	8,123
Fresenius Medical Care AG & Co. KGaA	776	55,109
Fresenius SE	403	40,225
GEA Group AG	642	21,188
Hannover Rueckversicherungs AG	242	14,629
Henkel AG & Co. KGaA	456	27,913
Hochtief AG	171	10,026
Infineon Technologies AG	3,730	37,137
K&S AG	601	30,038
Kabel Deutschland Holding AG	329	20,731
Lanxess AG	320	25,481
Linde AG	600	102,700
MAN SE	225	28,427
Merck KGaA	238	26,150
Metro AG	426	13,746
Munich Re Group	638	92,609
RWE AG	1,767	75,964
Salzgitter AG	114	5,952
SAP AG	3,255	215,867
Siemens AG	2,920	271,056
Suedzucker AG (Bearer)	194	5,906
Thyssenkrupp AG	1,322	31,326
United Internet AG	317	6,269
Volkswagen AG	116	19,802
Wacker Chemie AG	51	4,111
TOTAL GERMANY		2,825,689
Greece - 0.0%
Coca-Cola Hellenic Bottling Co. SA	633	12,569
Greek Organization of Football Prognostics SA	662	5,915
Hellenic Telecommunications Organization SA	1,381	4,516
National Bank of Greece SA (a)	3,390	7,564
TOTAL GREECE		30,564
Hong Kong - 2.7%
AIA Group Ltd.	29,800	106,008
Bank of East Asia Ltd.	5,087	18,981
Beijing Enterprises Holdings Ltd.	1,500	8,391
BOC Hong Kong (Holdings) Ltd.	13,000	40,297
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Cathay Pacific Airways Ltd.	4,000	$ 6,785
Cheung Kong Holdings Ltd.	5,000	66,506
China Agri-Industries Holding Ltd.	6,000	4,423
China Everbright Ltd.	4,000	6,352
China Insurance International Holdings Co. Ltd. (a)	2,800	5,839
China Merchant Holdings International Co. Ltd.	4,000	12,940
China Mobile Ltd.	21,500	237,866
China Overseas Land & Investment Ltd.	14,000	30,351
China Resources Enterprise Ltd.	4,000	14,539
China Resources Power Holdings Co. Ltd.	6,000	10,950
China Unicom Ltd.	22,000	38,477
Citic Pacific Ltd.	4,000	6,589
CLP Holdings Ltd.	7,000	59,952
CNOOC Ltd.	64,000	135,242
Dah Chong Hong Holdings Ltd.	2,000	2,129
Far East Horizon Ltd.	8,000	6,156
Fosun International Ltd.	4,000	2,392
Franshion Properties China Ltd.	12,000	3,310
Fushan International Energy Group Ltd.	12,000	4,207
Galaxy Entertainment Group Ltd. (a)	4,000	12,502
Guangdong Investment Ltd.	10,000	7,360
Hang Lung Group Ltd.	3,000	18,831
Hang Lung Properties Ltd.	9,000	33,292
Hang Seng Bank Ltd.	2,600	35,723
Henderson Land Development Co. Ltd.	4,000	22,787
HKT Trust / HKT Ltd. unit	652	507
Hong Kong & China Gas Co. Ltd.	16,000	40,914
Hong Kong Exchanges and Clearing Ltd.	3,600	57,582
Hopewell Holdings Ltd.	2,000	5,375
Hutchison Whampoa Ltd.	7,000	67,351
Hysan Development Co. Ltd.	2,000	9,061
Lenovo Group Ltd.	24,000	23,076
Link (REIT)	8,113	33,775
Minmetals Resources Ltd. (a)	4,000	2,042
MTR Corp. Ltd.	5,500	19,565
New World Development Co. Ltd.	14,387	17,931
PCCW Ltd.	15,000	5,587
Poly (Hong Kong) Investments Ltd.	5,000	2,616
Power Assets Holdings Ltd.	5,000	37,378
Shanghai Industrial Holdings Ltd.	2,000	6,689
Sino Land Ltd.	10,600	18,307
Sino-Ocean Land Holdings Ltd.	10,000	4,666
Common Stocks - continued
	Shares	Value
Hong Kong - continued
SJM Holdings Ltd.	7,000	$ 15,374
Sun Art Retail Group Ltd.	8,500	11,284
Sun Hung Kai Properties Ltd.	5,075	61,225
Swire Pacific Ltd. (A Shares)	2,500	29,532
Wharf Holdings Ltd.	6,000	35,805
Wheelock and Co. Ltd.	3,000	10,131
Wing Hang Bank Ltd.	500	5,320
Yuexiu Property Co. Ltd.	16,000	3,588
TOTAL HONG KONG		1,483,858
Hungary - 0.1%
Magyar Telekom PLC	2,264	5,707
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	117	9,669
OTP Bank PLC	926	16,288
Richter Gedeon PLC	38	6,576
TOTAL HUNGARY		38,240
Indonesia - 0.6%
PT Adaro Energy Tbk	59,500	12,042
PT Aneka Tambang Tbk	10,000	1,872
PT Astra Agro Lestari Tbk	1,000	2,328
PT Astra International Tbk	7,000	54,078
PT Bank Central Asia Tbk	40,000	34,819
PT Bank Danamon Indonesia Tbk Series A	15,000	9,140
PT Bank Mandiri (Persero) Tbk	34,500	27,779
PT Bank Negara Indonesia (Persero) Tbk	30,000	13,139
PT Bank Rakyat Indonesia Tbk	39,500	28,581
PT Bumi Resources Tbk	51,000	11,237
PT Charoen Pokphand Indonesia Tbk	23,500	7,032
PT Gudang Garam Tbk	2,000	12,883
PT Indo Tambangraya Megah Tbk	2,000	8,650
PT Indocement Tunggal Prakarsa Tbk	6,500	12,766
PT Indofood Sukses Makmur Tbk	14,000	7,388
PT Indosat Tbk	4,500	2,375
PT International Nickel Indonesia Tbk	6,500	2,192
PT Kalbe Farma Tbk	14,000	6,131
PT Perusahaan Gas Negara Tbk Series B	36,000	13,122
PT Semen Gresik (Persero) Tbk	11,500	15,203
PT Tambang Batubbara Bukit Asam Tbk	2,500	5,019
PT Telkomunikasi Indonesia Tbk Series B	37,500	34,578
PT Unilever Indonesia Tbk	5,000	10,799
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT United Tractors Tbk	6,500	$ 20,935
PT XL Axiata Tbk	5,000	2,938
TOTAL INDONESIA		357,026
Ireland - 0.2%
CRH PLC	2,621	53,185
Elan Corp. PLC (a)	1,903	26,237
James Hardie Industries NV CDI	1,769	13,804
Kerry Group PLC Class A	465	21,259
Ryanair Holdings PLC sponsored ADR (a)	120	4,040
TOTAL IRELAND		118,525
Isle of Man - 0.0%
Genting Singapore PLC	21,000	29,354
Israel - 0.4%
Bank Hapoalim BM (Reg.)	4,261	15,845
Bank Leumi le-Israel BM	3,931	12,321
Bezeq Israeli Telecommunication Corp. Ltd.	5,941	9,942
Cellcom Israel Ltd. (Israel)	127	1,597
Delek Group Ltd.	16	3,124
Elbit Systems Ltd. (Israel)	70	2,557
Israel Chemicals Ltd.	1,485	17,036
Israel Corp. Ltd. (Class A)	7	4,574
Israel Discount Bank Ltd. (Class A) (a)	4,250	5,520
Mizrahi Tefahot Bank Ltd.	714	6,448
NICE Systems Ltd. (a)	197	7,552
Partner Communications Co. Ltd.	257	1,921
Teva Pharmaceutical Industries Ltd.	1,371	62,691
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,979	90,519
TOTAL ISRAEL		241,647
Italy - 1.3%
A2A SpA	4,454	2,828
Assicurazioni Generali SpA	4,085	55,645
Atlantia SpA	1,043	15,809
Autogrill SpA	466	4,639
Banca Carige SpA	2,767	2,894
Banca Monte dei Paschi di Siena SpA	14,886	5,287
Banco Popolare Societa Cooperativa	7,904	11,740
Enel Green Power SpA	5,900	9,529
Enel SpA	23,457	77,010
ENI SpA	8,517	189,260
Common Stocks - continued
	Shares	Value
Italy - continued
EXOR SpA	206	$ 4,791
Fiat Industrial SpA	2,720	30,858
Fiat SpA	2,850	13,763
Finmeccanica SpA	1,336	5,741
Intesa Sanpaolo SpA	35,856	54,254
Intesa Sanpaolo SpA (Risparmio Shares)	3,543	4,732
Luxottica Group SpA	438	15,663
Mediaset SpA	2,601	6,187
Mediobanca SpA	1,696	8,285
Pirelli & C SpA	721	8,781
Prysmian SpA	844	13,743
Saipem SpA	977	48,268
Snam Rete Gas SpA	5,442	25,892
Telecom Italia SpA	35,324	40,078
Terna SpA	4,539	16,885
UniCredit SpA	15,010	59,730
Unione di Banche Italiane SCPA	2,731	10,145
TOTAL ITALY		742,437
Japan - 13.9%
ABC-Mart, Inc.	100	3,642
Advantest Corp.	500	8,309
Aeon Co. Ltd.	2,200	28,723
Aeon Credit Service Co. Ltd.	200	3,487
Aeon Mall Co. Ltd.	200	4,436
Air Water, Inc.	1,000	12,606
Aisin Seiki Co. Ltd.	700	24,650
Ajinomoto Co., Inc.	2,000	25,814
Alfresa Holdings Corp.	100	4,618
All Nippon Airways Ltd.	3,000	8,805
Amada Co. Ltd.	1,000	6,788
Aozora Bank Ltd.	2,000	5,130
Asahi Glass Co. Ltd.	3,000	23,589
Asahi Group Holdings	1,400	31,526
Asahi Kasei Corp.	4,000	24,725
Asics Corp.	400	4,307
Astellas Pharma, Inc.	1,600	64,893
Bank of Kyoto Ltd.	1,000	8,472
Bank of Yokohama Ltd.	4,000	19,373
Benesse Holdings, Inc.	300	14,896
Bridgestone Corp.	2,200	52,059
Brother Industries Ltd.	700	9,406
Common Stocks - continued
	Shares	Value
Japan - continued
Canon, Inc.	4,000	$ 181,323
Casio Computer Co. Ltd.	800	5,315
Central Japan Railway Co.	5	41,513
Chiba Bank Ltd.	3,000	18,228
Chiyoda Corp.	1,000	12,043
Chubu Electric Power Co., Inc.	2,500	40,945
Chugai Pharmaceutical Co. Ltd.	800	14,399
Chugoku Electric Power Co., Inc.(THE)	1,100	18,875
Citizen Holdings Co. Ltd.	1,200	7,537
Coca-Cola West Co. Ltd.	200	3,610
Cosmo Oil Co. Ltd.	2,000	5,547
Credit Saison Co. Ltd.	600	12,877
Dai Nippon Printing Co. Ltd.	2,000	17,751
Dai-ichi Mutual Life Insurance Co.	33	41,326
Daicel Chemical Industries Ltd.	1,000	6,339
Daido Steel Co. Ltd.	1,000	6,204
Daihatsu Motor Co. Ltd.	1,000	18,878
Daiichi Sankyo Kabushiki Kaisha	2,300	39,501
Daikin Industries Ltd.	800	21,138
Dainippon Sumitomo Pharma Co. Ltd.	500	5,008
Daito Trust Construction Co. Ltd.	200	17,987
Daiwa House Industry Co. Ltd.	2,000	25,810
Daiwa Securities Group, Inc.	6,000	22,675
DeNA Co. Ltd.	300	9,414
Denki Kagaku Kogyo KK	2,000	7,741
Denso Corp.	1,700	54,973
Dentsu, Inc.	600	18,424
East Japan Railway Co.	1,200	74,665
Eisai Co. Ltd.	900	35,177
Electric Power Development Co. Ltd.	400	11,069
FamilyMart Co. Ltd.	200	8,903
Fanuc Corp.	700	118,063
Fast Retailing Co. Ltd.	200	44,696
Fuji Electric Co. Ltd.	2,000	5,357
Fuji Heavy Industries Ltd.	2,000	15,086
Fujifilm Holdings Corp.	1,600	33,939
Fujitsu Ltd.	7,000	34,024
Fukuoka Financial Group, Inc.	3,000	12,482
Furukawa Electric Co. Ltd.	2,000	5,428
Fyushu Electric Power Co., Inc.	1,500	19,898
GREE, Inc.	300	8,115
GS Yuasa Corp.	1,000	5,147
Common Stocks - continued
	Shares	Value
Japan - continued
Gunma Bank Ltd.	1,000	$ 5,074
Hakuhodo DY Holdings, Inc.	110	6,869
Hamamatsu Photonics KK	200	7,948
Hino Motors Ltd.	1,000	7,073
Hirose Electric Co. Ltd.	100	10,472
Hiroshima Bank Ltd.	2,000	8,126
Hisamitsu Pharmaceutical Co., Inc.	200	8,900
Hitachi Chemical Co. Ltd.	300	5,562
Hitachi Construction Machinery Co. Ltd.	300	6,488
Hitachi High-Technologies Corp.	200	5,026
Hitachi Ltd.	16,000	101,914
Hitachi Metals Ltd.	1,000	12,456
Hokkaido Electric Power Co., Inc.	700	9,838
Hokuhoku Financial Group, Inc.	4,000	6,999
Hokuriku Electric Power Co., Inc.	600	10,270
Honda Motor Co. Ltd.	5,800	208,750
Hoya Corp.	1,500	34,408
Ibiden Co. Ltd.	400	8,167
Idemitsu Kosan Co. Ltd.	100	9,208
INPEX Corp.	8	52,823
Isetan Mitsukoshi Holdings Ltd.	1,300	14,161
Ishikawajima-Harima Heavy Industries Co. Ltd.	4,000	9,677
Isuzu Motors Ltd.	4,000	22,839
Itochu Corp.	5,300	59,969
ITOCHU Techno-Solutions Corp.	100	4,563
Iyo Bank Ltd.	1,000	8,299
J Front Retailing Co. Ltd.	2,000	10,277
Japan Petroleum Exploration Co. Ltd.	100	4,562
Japan Prime Realty Investment Corp.	2	5,744
Japan Real Estate Investment Corp.	2	17,719
Japan Retail Fund Investment Corp.	7	11,162
Japan Steel Works Ltd.	1,000	6,083
Japan Tobacco, Inc.	16	88,641
JFE Holdings, Inc.	1,600	29,924
JGC Corp.	1,000	28,797
Joyo Bank Ltd.	2,000	8,731
JS Group Corp.	1,000	19,638
JSR Corp.	700	13,816
JTEKT Corp.	700	7,672
Jupiter Telecommunications Co.	5	5,300
JX Holdings, Inc.	7,700	43,438
Kajima Corp.	3,000	8,551
Common Stocks - continued
	Shares	Value
Japan - continued
Kamigumi Co. Ltd.	1,000	$ 8,037
Kaneka Corp.	1,000	6,180
Kansai Electric Power Co., Inc.	2,700	39,154
Kansai Paint Co. Ltd.	1,000	10,764
Kao Corp.	1,800	48,235
Kawasaki Heavy Industries Ltd.	5,000	15,009
Kawasaki Kisen Kaisha Ltd.	2,000	4,213
KDDI Corp.	11	72,014
Keihin Electric Express Railway Co. Ltd.	2,000	17,171
Keio Corp.	2,000	14,466
Keisei Electric Railway Co.	1,000	7,719
Keyence Corp.	210	49,568
Kikkoman Corp.	1,000	11,726
Kinden Corp.	1,000	6,945
Kintetsu Corp.	6,000	21,168
Kirin Holdings Co. Ltd.	3,000	38,200
Kobe Steel Ltd.	8,000	11,410
Komatsu Ltd.	3,300	94,980
Konami Corp.	300	8,677
Konica Minolta Holdings, Inc.	1,500	12,170
Kubota Corp.	4,000	38,615
Kuraray Co. Ltd.	1,300	18,554
Kurita Water Industries Ltd.	300	7,352
Kyocera Corp.	600	58,498
Kyowa Hakko Kirin Co., Ltd.	1,000	10,512
Lawson, Inc.	200	13,242
Mabuchi Motor Co. Ltd.	100	4,184
Makita Corp.	400	15,312
Marubeni Corp.	6,000	41,665
Marui Group Co. Ltd.	700	5,557
Maruichi Steel Tube Ltd.	100	2,201
Mazda Motor Corp. (a)	9,000	14,626
McDonald's Holdings Co. (Japan) Ltd.	200	5,676
Medipal Holdings Corp.	600	7,590
Meiji Holdings Co. Ltd.	200	8,859
Miraca Holdings, Inc.	200	7,877
Mitsubishi Chemical Holdings Corp.	5,000	26,352
Mitsubishi Corp.	4,900	106,199
Mitsubishi Electric Corp.	7,000	61,496
Mitsubishi Estate Co. Ltd.	4,000	70,718
Mitsubishi Gas Chemical Co., Inc.	2,000	13,104
Mitsubishi Heavy Industries Ltd.	11,000	49,888
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Materials Corp.	4,000	$ 11,931
Mitsubishi Motors Corp. of Japan (a)	14,000	15,708
Mitsubishi Tanabe Pharma Corp.	900	12,493
Mitsubishi UFJ Financial Group, Inc.	45,200	217,042
Mitsubishi UFJ Lease & Finance Co. Ltd.	250	10,388
Mitsui & Co. Ltd.	6,100	95,261
Mitsui Chemicals, Inc.	3,000	8,668
Mitsui Fudosan Co. Ltd.	3,000	54,954
Mitsui OSK Lines Ltd.	4,000	15,505
Mizuho Financial Group, Inc.	81,000	127,705
MS&AD Insurance Group Holdings, Inc.	2,100	38,718
Murata Manufacturing Co. Ltd.	700	40,007
Nabtesco Corp.	300	6,405
Namco Bandai Holdings, Inc.	600	8,580
NEC Corp. (a)	10,000	18,055
NGK Insulators Ltd.	1,000	12,473
NGK Spark Plug Co. Ltd.	1,000	14,277
NHK Spring Co. Ltd.	1,000	10,438
Nidec Corp.	400	35,949
Nikon Corp.	1,200	35,568
Nintendo Co. Ltd.	400	53,997
Nippon Building Fund, Inc.	2	19,006
Nippon Electric Glass Co. Ltd.	1,000	8,080
Nippon Express Co. Ltd.	3,000	11,326
Nippon Meat Packers, Inc.	1,000	12,775
Nippon Paper Group, Inc.	300	6,006
Nippon Sheet Glass Co. Ltd.	5,000	6,476
Nippon Steel Corp.	18,000	44,857
Nippon Telegraph & Telephone Corp.	1,600	72,398
Nippon Yusen KK	5,000	14,781
Nishi-Nippon City Bank Ltd.	2,000	5,290
Nissan Motor Co. Ltd.	8,800	91,500
Nisshin Seifun Group, Inc.	500	6,101
Nisshin Steel Co. Ltd.	2,000	2,807
Nissin Food Holdings Co. Ltd.	200	7,526
Nitori Holdings Co. Ltd.	150	13,804
Nitto Denko Corp.	600	24,626
NKSJ Holdings, Inc.	1,250	25,731
NOK Corp.	300	6,172
Nomura Holdings, Inc.	13,000	53,292
Nomura Real Estate Holdings, Inc.	400	6,993
Nomura Real Estate Office Fund, Inc.	1	5,806
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Research Institute Ltd.	300	$ 6,883
NSK Ltd.	2,000	13,723
NTN Corp.	2,000	7,566
NTT Data Corp.	4	13,845
NTT DoCoMo, Inc.	53	90,503
NTT Urban Development Co.	4	3,069
Obayashi Corp.	2,000	8,466
Odakyu Electric Railway Co. Ltd.	2,000	18,538
Oji Paper Co. Ltd.	3,000	13,776
Olympus Corp.	700	10,991
Omron Corp.	800	16,998
Ono Pharmaceutical Co. Ltd.	300	16,987
Oracle Corp. Japan	100	3,863
Oriental Land Co. Ltd.	200	22,176
ORIX Corp.	360	34,422
Osaka Gas Co. Ltd.	7,000	28,311
Otsuka Corp.	100	8,043
Otsuka Holdings Co. Ltd.	800	24,112
Panasonic Corp.	7,800	59,804
Rakuten, Inc.	26	29,001
Resona Holdings, Inc.	6,500	27,611
Ricoh Co. Ltd.	2,000	17,917
Rinnai Corp.	100	7,286
ROHM Co. Ltd.	300	13,530
Sankyo Co. Ltd. (Gunma)	200	9,644
Sanrio Co. Ltd.	200	8,792
Santen Pharmaceutical Co. Ltd.	300	12,555
SBI Holdings, Inc. Japan	67	5,392
Secom Co. Ltd.	700	33,124
Sega Sammy Holdings, Inc.	800	16,787
Seiko Epson Corp.	400	5,337
Sekisui Chemical Co. Ltd.	2,000	17,984
Sekisui House Ltd.	2,000	18,542
Seven & i Holdings Co., Ltd.	2,600	78,707
Seven Bank Ltd.	2,700	6,671
Sharp Corp.	4,000	25,590
Shikoku Electric Power Co., Inc.	600	15,499
Shimadzu Corp.	1,000	8,904
Shimamura Co. Ltd.	100	11,325
SHIMANO, Inc.	300	19,727
SHIMIZU Corp.	2,000	7,603
Shin-Etsu Chemical Co., Ltd.	1,500	86,585
Common Stocks - continued
	Shares	Value
Japan - continued
Shinsei Bank Ltd.	5,000	$ 6,453
Shionogi & Co. Ltd.	1,000	13,044
Shiseido Co. Ltd.	1,300	22,761
Shizuoka Bank Ltd.	2,000	20,931
Showa Denko KK	6,000	13,352
Showa Shell Sekiyu KK	400	2,517
SMC Corp.	200	33,403
SOFTBANK CORP.	3,100	92,530
Sojitz Corp.	3,400	5,726
Sony Corp.	3,500	56,612
Sony Financial Holdings, Inc.	500	8,172
Square Enix Holdings Co. Ltd.	200	3,915
Stanley Electric Co. Ltd.	400	6,128
Sumco Corp. (a)	400	4,247
Sumitomo Chemical Co. Ltd.	6,000	24,673
Sumitomo Corp.	4,000	56,848
Sumitomo Electric Industries Ltd.	2,600	35,074
Sumitomo Heavy Industries Ltd.	2,000	10,316
Sumitomo Metal Industries Ltd.	12,000	21,558
Sumitomo Metal Mining Co. Ltd.	2,000	26,236
Sumitomo Mitsui Financial Group, Inc.	4,800	153,604
Sumitomo Mitsui Trust Holdings, Inc.	11,000	32,227
Sumitomo Realty & Development Co. Ltd.	1,000	23,848
Sumitomo Rubber Industries Ltd.	600	8,257
Suzuken Co. Ltd.	200	6,050
Suzuki Motor Corp.	1,200	28,245
Sysmex Corp.	300	12,057
T&D Holdings, Inc.	2,200	23,717
Taisei Corp.	3,000	7,621
Taisho Pharmaceutical Holdings Co. Ltd. (a)	100	8,003
Taiyo Nippon Sanso Corp.	1,000	6,909
Takashimaya Co. Ltd.	1,000	7,581
Takeda Pharmaceutical Co. Ltd.	2,800	122,186
TDK Corp.	500	26,110
Teijin Ltd.	3,000	10,089
Terumo Corp.	600	27,494
The Chugoku Bank Ltd.	1,000	12,637
The Hachijuni Bank Ltd.	1,000	5,443
The Suruga Bank Ltd.	1,000	9,974
THK Co. Ltd.	400	8,000
Tobu Railway Co. Ltd.	4,000	20,361
Toho Co. Ltd.	300	5,378
Common Stocks - continued
	Shares	Value
Japan - continued
Toho Gas Co. Ltd.	2,000	$ 12,069
Tohoku Electric Power Co., Inc.	1,600	16,778
Tokio Marine Holdings, Inc.	2,500	63,963
Tokyo Electric Power Co. (a)	4,700	11,734
Tokyo Electron Ltd.	600	33,252
Tokyo Gas Co. Ltd.	9,000	43,433
Tokyu Corp.	4,000	18,732
Tokyu Land Corp.	2,000	9,640
TonenGeneral Sekiyu KK	1,000	9,354
Toppan Printing Co. Ltd.	2,000	13,547
Toray Industries, Inc.	5,000	38,444
Toshiba Corp.	14,000	57,233
Tosoh Corp.	2,000	5,530
Toto Ltd.	1,000	7,399
Toyo Seikan Kaisha Ltd.	500	6,654
Toyoda Gosei Co. Ltd.	200	4,077
Toyota Boshoku Corp.	200	2,463
Toyota Industries Corp.	600	16,949
Toyota Motor Corp.	9,800	401,607
Toyota Tsusho Corp.	800	15,866
Trend Micro, Inc.	400	12,135
Tsumura & Co.	200	5,344
Ube Industries Ltd.	3,000	7,673
Unicharm Corp.	400	22,378
Ushio, Inc.	500	6,523
USS Co. Ltd.	70	7,101
West Japan Railway Co.	600	24,651
Yahoo! Japan Corp.	57	17,107
Yakult Honsha Co. Ltd.	300	11,052
Yamada Denki Co. Ltd.	300	19,469
Yamaguchi Financial Group, Inc.	1,000	8,590
Yamaha Corp.	700	6,787
Yamaha Motor Co. Ltd.	900	12,022
Yamato Holdings Co. Ltd.	1,300	20,045
Yamato Kogyo Co. Ltd.	100	2,846
Yamazaki Baking Co. Ltd.	1,000	14,789
Yaskawa Electric Corp.	1,000	8,709
Yokogawa Electric Corp. (a)	600	5,760
TOTAL JAPAN		7,747,157
Korea (South) - 3.4%
Amorepacific Corp.	13	12,481
Common Stocks - continued
	Shares	Value
Korea (South) - continued
BS Financial Group, Inc.	570	$ 5,876
Celltrion, Inc.	226	6,369
Cheil Industries, Inc.	152	13,046
CJ CheilJedang Corp.	26	8,604
CJ Corp.	33	2,281
Daelim Industrial Co.	91	8,455
Daewoo Engineering & Construction Co. Ltd. (a)	270	2,258
Daewoo International Corp.	90	2,612
Daewoo Securities Co. Ltd.	682	6,940
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	300	8,415
DGB Financial Group Co. Ltd.	450	5,276
Dongbu Insurance Co. Ltd.	147	5,879
Dongkuk Steel Mill Co. Ltd.	100	1,562
Doosan Co. Ltd.	50	6,106
Doosan Heavy Industries & Construction Co. Ltd.	137	6,461
Doosan Infracore Co. Ltd. (a)	300	5,614
E-Mart Co. Ltd.	70	16,631
GS Engineering & Construction Corp.	152	11,338
GS Holdings Corp.	209	11,022
Hana Financial Group, Inc.	770	26,470
Hankook Tire Co. Ltd.	310	13,139
Hanwha Chemical Corp.	270	5,328
Hanwha Corp.	140	3,593
Honam Petrochemical Corp.	47	11,312
Hyosung Corp.	77	3,945
Hyundai Department Store Co. Ltd.	52	7,339
Hyundai Engineering & Construction Co. Ltd.	220	13,899
Hyundai Fire & Marine Insurance Co. Ltd.	200	5,132
Hyundai Glovis Co. Ltd.	57	11,172
Hyundai Heavy Industries Co. Ltd.	148	37,061
Hyundai Hysco Co. Ltd.	130	4,596
Hyundai Industrial Development & Construction Co.	300	6,331
Hyundai Merchant Marine Co. Ltd.	110	2,798
Hyundai Mipo Dockyard Co. Ltd.	41	4,462
Hyundai Mobis	231	62,854
Hyundai Motor Co.	544	129,246
Hyundai Securities Co. Ltd.	710	5,868
Hyundai Steel Co.	204	17,798
Hyundai Wia Corp.	40	5,982
Industrial Bank of Korea	540	5,973
Kangwon Land, Inc.	300	6,437
KB Financial Group, Inc.	1,370	46,351
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KCC Corp.	23	$ 5,922
Kia Motors Corp.	876	64,646
Korea Aerospace Industries Ltd.	100	2,482
Korea Electric Power Corp. (a)	830	15,923
Korea Exchange Bank	840	6,385
Korea Gas Corp.	90	3,516
Korea Investment Holdings Co. Ltd.	140	4,831
Korea Life Insurance Co. Ltd.	480	2,901
Korea Zinc Co. Ltd.	35	11,335
Korean Air Lines Co. Ltd.	108	4,253
KP Chemical Corp.	150	1,911
KT Corp.	110	2,853
KT&G Corp.	397	27,260
Kumho Petro Chemical Co. Ltd.	65	6,125
LG Chemical Ltd.	171	43,048
LG Corp.	371	18,909
LG Display Co. Ltd.	920	20,309
LG Electronics, Inc.	368	22,859
LG Household & Health Care Ltd.	38	19,939
LG Innotek Co. Ltd.	46	3,313
LG Telecom Ltd.	610	3,028
Lotte Confectionery Co. Ltd.	2	3,030
Lotte Shopping Co. Ltd.	40	12,423
LS Cable Ltd.	65	4,354
LS Industrial Systems Ltd.	49	2,506
Mando Corp.	40	6,406
Mirae Asset Securities Co. Ltd.	80	2,449
NCsoft Corp.	51	13,222
NHN Corp.	145	32,846
OCI Co. Ltd.	48	9,089
Orion Corp.	13	10,330
POSCO	224	74,206
S-Oil Corp.	146	12,648
S1 Corp.	56	2,800
Samsung C&T Corp.	438	29,765
Samsung Card Co. Ltd.	150	4,606
Samsung Electro-Mechanics Co. Ltd.	224	21,704
Samsung Electronics Co. Ltd.	394	484,601
Samsung Engineering Co. Ltd.	113	21,498
Samsung Fire & Marine Insurance Co. Ltd.	131	25,038
Samsung Heavy Industries Ltd.	640	23,615
Samsung Life Insurance Co. Ltd.	210	18,582
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung SDI Co. Ltd.	110	$ 15,866
Samsung Securities Co. Ltd.	227	10,083
Samsung Techwin Co. Ltd.	173	10,593
Shinhan Financial Group Co. Ltd.	1,530	53,476
Shinsegae Co. Ltd.	24	5,267
SK C&C Co. Ltd.	50	4,137
SK Energy Co. Ltd.	210	29,360
SK Holdings Co. Ltd.	89	9,568
SK Hynix, Inc.	1,910	47,407
SK Networks Co. Ltd.	260	2,149
SK Telecom Co. Ltd.	90	10,777
STX Pan Ocean Co. Ltd. (Korea)	370	1,932
Woongjin Coway Co. Ltd.	160	5,125
Woori Finance Holdings Co. Ltd.	1,250	13,218
Woori Investment & Securities Co. Ltd.	461	4,569
Yuhan Corp.	25	2,345
TOTAL KOREA (SOUTH)		1,917,650
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	3,095	53,770
Kernel Holding SA (a)	125	2,755
Millicom International Cellular SA (depository receipt)	270	28,684
SES SA FDR (France) unit	1,088	26,055
Subsea 7 SA (a)	1,050	27,212
Tenaris SA	1,660	32,150
TOTAL LUXEMBOURG		170,626
Malaysia - 0.8%
AirAsia Bhd	4,600	5,063
AMMB Holdings Bhd	5,800	12,001
Axiata Group Bhd	10,200	17,902
Berjaya Group Bhd	8,500	2,248
Berjaya Sports Toto Bhd	2,000	2,856
British American Tobacco (Malaysia) Bhd	500	9,179
Bumi Armada Bhd	5,000	6,594
Bumiputra-Commerce Holdings Bhd	18,100	44,330
Bursa Malaysia Bhd	1,300	2,900
DiGi.com Bhd	10,600	14,154
Gamuda Bhd	4,600	5,413
Genting Bhd	7,500	25,632
Genting Malaysia Bhd	10,000	12,692
Genting Plantations Bhd	700	2,175
Common Stocks - continued
	Shares	Value
Malaysia - continued
Hong Leong Bank Bhd	1,900	$ 7,674
Hong Leong Credit Bhd	700	2,763
IJM Corp. Bhd	3,800	6,883
IOI Corp. Bhd	11,900	20,531
Kuala Lumpur Kepong Bhd	1,900	14,846
Lafarge Malayan Cement Bhd	1,300	3,089
Malayan Banking Bhd	12,015	34,272
Malaysia Airports Holdings Bhd	1,400	2,679
Malaysia Marine and Heavy Engineering Sdn Bhd	1,300	2,166
Malaysian Plantations Bhd	2,500	3,264
Maxis Bhd	7,100	14,362
MISC Bhd	3,400	5,394
MMC Corp. Bhd	3,200	2,792
Parkson Holdings Bhd	1,600	2,755
Petronas Chemicals Group Bhd	8,900	19,209
Petronas Dagangan Bhd	900	5,759
Petronas Gas Bhd	2,100	11,647
PPB Group Bhd	2,100	11,605
Public Bank Bhd (For. Reg.)	3,500	15,825
RHB Capital Bhd	2,309	5,625
Sime Darby Bhd	10,200	32,837
Telekom Malaysia Bhd	3,300	5,879
Tenaga Nasional Bhd	10,200	21,678
UEM Land Holdings Bhd (a)	4,000	2,657
UMW Holdings Bhd	2,700	7,023
YTL Corp. Bhd	15,900	8,514
YTL Power International Bhd	8,400	4,775
TOTAL MALAYSIA		439,642
Mauritius - 0.0%
Golden Agri-Resources Ltd.	25,000	14,847
Mexico - 1.1%
Alfa SA de CV Series A	1,200	17,127
America Movil SAB de CV Series L	140,600	187,457
CEMEX SA de CV unit	38,676	27,905
Coca-Cola FEMSA SAB de CV Series L	900	9,561
Compartamos SAB de CV	3,900	4,754
El Puerto de Liverpool SA Class C	600	4,755
Embotelladoras Arca SAB de CC	1,100	5,601
Fomento Economico Mexicano SAB de CV unit	6,600	53,638
Grupo Aeroportuario del Pacifico SA de CV Series B	1,500	5,820
Grupo Bimbo SAB de CV Series A	6,400	15,248
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Carso SA de CV Series A1	1,800	$ 6,010
Grupo Elektra SA de CV	290	17,939
Grupo Financiero Banorte SAB de CV Series O	5,900	28,580
Grupo Financiero Inbursa SAB de CV Series O	6,600	14,484
Grupo Mexico SA de CV Series B	14,124	43,570
Grupo Modelo SAB de CV Series C	2,400	16,946
Grupo Televisa SA de CV	9,000	39,424
Industrias Penoles SA de CV	530	24,775
Kimberly-Clark de Mexico SA de CV Series A	4,800	9,786
Mexichem SAB de CV	3,200	11,898
Minera Frisco SAB de CV (a)	2,100	9,081
Urbi, Desarrollos Urbanos, SA de CV (a)	1,500	1,580
Wal-Mart de Mexico SA de CV Series V	22,000	62,902
TOTAL MEXICO		618,841
Morocco - 0.0%
Attijariwafa Bank	113	4,456
Douja Promotion Groupe Addoha SA	251	1,860
Maroc Telecom SA	723	11,069
TOTAL MOROCCO		17,385
Netherlands - 1.8%
AEGON NV	6,029	28,047
Akzo Nobel NV	864	46,305
ASML Holding NV (Netherlands)	1,504	76,534
Corio NV	242	10,831
Delta Lloyd NV	335	5,648
European Aeronautic Defence and Space Co. EADS NV	1,478	58,355
Fugro NV (Certificaten Van Aandelen) unit	228	16,619
HeidelbergCement Finance AG	499	27,437
Heineken Holding NV (A Shares)	422	19,541
Heineken NV (Bearer)	937	51,247
ING Groep NV (Certificaten Van Aandelen) (a)	13,509	95,312
Koninklijke Ahold NV	4,183	53,060
Koninklijke Boskalis Westminster NV	304	11,091
Koninklijke KPN NV	5,411	48,573
Koninklijke Philips Electronics NV	3,713	73,896
QIAGEN NV (a)	915	15,129
Randstad Holding NV	398	13,783
Reed Elsevier NV	2,401	28,317
Royal DSM NV	548	31,423
SBM Offshore NV	680	12,355
Common Stocks - continued
	Shares	Value
Netherlands - continued
STMicroelectronics NV	2,073	$ 11,937
TNT Express NV	1,198	14,527
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,799	198,656
Vopak NV	237	15,278
Wolters Kluwer NV (Certificaten Van Aandelen)	1,222	21,095
TOTAL NETHERLANDS		984,996
New Zealand - 0.1%
Auckland International Airport Ltd.	3,033	6,276
Contact Energy Ltd.	1,231	4,883
Fletcher Building Ltd.	2,606	13,342
Sky City Entertainment Group Ltd.	1,822	5,722
Telecom Corp. of New Zealand Ltd.	6,427	13,819
TOTAL NEW ZEALAND		44,042
Norway - 0.5%
Aker Solutions ASA	684	11,625
DnB NOR ASA	3,396	36,617
Gjensidige Forsikring ASA	655	7,383
Norsk Hydro ASA	3,617	17,597
Orkla ASA (A Shares)	2,411	17,713
StatoilHydro ASA	4,006	107,503
Telenor ASA	2,691	49,472
Yara International ASA	664	32,572
TOTAL NORWAY		280,482
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	696	28,724
Volcan Compania Minera Saa Class B	5,520	6,648
TOTAL PERU		35,372
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	6,900	8,346
Aboitiz Power Corp.	8,800	7,096
Alliance Global Group, Inc.	11,700	3,430
Ayala Land, Inc.	17,300	8,801
Bank of the Philippine Islands (BPI)	2,230	3,898
BDO Unibank, Inc.	4,420	6,940
Globe Telecom, Inc.	130	3,459
International Container Terminal Services, Inc.	2,100	3,387
Jollibee Food Corp.	1,390	3,695
Manila Electric Co.	820	5,130
Metropolitan Bank & Trust Co.	1,650	3,577
Common Stocks - continued
	Shares	Value
Philippines - continued
Philippine Long Distance Telephone Co.	180	$ 11,028
PNOC Energy Development Corp.	19,300	2,701
San Miguel Corp.	1,600	4,265
SM Investments Corp.	550	9,118
SM Prime Holdings, Inc.	18,400	7,288
Universal Robina Corp.	2,300	3,546
Yala Corp.	850	8,668
TOTAL PHILIPPINES		104,373
Poland - 0.3%
Asseco Poland SA	193	2,867
Bank Handlowy w Warszawie SA	132	3,173
Bank Millennium SA	1,701	2,239
Bank Polska Kasa Opieki SA	438	20,657
BRE Bank SA (a)	55	5,040
Cyfrowy Polsat SA (a)	548	2,418
ENEA SA	677	3,575
Globe Trade Centre SA (a)	832	1,903
Grupa Lotos SA (a)	260	2,338
Jastrzebska Spolka Weglowa SA	100	2,935
KGHM Polska Miedz SA (Bearer)	526	23,156
Polish Oil & Gas Co.	5,189	6,715
Polska Grupa Energetyczna SA	2,821	16,892
Polski Koncern Naftowy Orlen SA (a)	1,246	14,539
Powszechna Kasa Oszczednosci Bank SA	2,331	24,989
Powszechny Zaklad Ubezpieczen SA	219	22,143
Synthos SA	1,583	3,063
Tauron Polska Energia SA	3,836	5,682
Telekomunikacja Polska SA	2,202	11,524
TVN SA	563	1,711
TOTAL POLAND		177,559
Portugal - 0.1%
Banco Espirito Santo SA:
(Reg.)	2,516	2,132
rights (a)	2,516	1,428
Cimpor-Cimentos de Portugal SGPS SA	686	5,013
Energias de Portugal SA	6,111	17,474
Galp Energia SGPS SA Class B	963	15,158
Jeronimo Martins SGPS SA	723	13,543
Portugal Telecom SGPS SA (Reg.)	2,258	12,151
TOTAL PORTUGAL		66,899
Common Stocks - continued
	Shares	Value
Russia - 1.5%
Federal Grid Co. Unified Energy System JSC (a)	1,240,000	$ 11,323
Gazprom OAO sponsored ADR (Reg. S)	18,945	218,625
Inter Rao Ues JSC (a)	4,300,000	3,987
Interregional Distribution Grid Companies Holding JSC (a)	65,000	5,951
LSR Group OJSC GDR (Reg. S)	570	3,050
Lukoil Oil Co. sponsored ADR (United Kingdom)	1,805	110,737
Magnit OJSC GDR (Reg. S)	928	27,172
Mechel Steel Group OAO sponsored ADR	441	3,832
Mobile TeleSystems OJSC sponsored ADR	1,809	35,384
Norilsk Nickel OJSC ADR	1,670	29,626
NOVATEK OAO GDR (Reg. S)	335	42,579
Novolipetsk Steel OJSC GDR (Reg. S)	201	4,342
Rosneft Oil Co. OJSC GDR (Reg. S)	5,940	42,382
Rostelecom sponsored ADR (a)	712	20,135
RusHydro JSC sponsored ADR	4,790	16,669
Sberbank (Savings Bank of the Russian Federation)	1,860	5,955
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	7,213	93,408
Severstal JSC GDR (Reg. S)	890	12,042
Sistema JSFC sponsored GDR	423	8,037
Surgutneftegaz JSC sponsored ADR	2,590	25,848
Tatneft OAO sponsored ADR	829	30,673
TMK OAO GDR (Reg. S)	266	3,567
Uralkali JSC GDR (Reg. S)	1,048	39,667
VTB Bank JSC unit	4,170	17,476
TOTAL RUSSIA		812,467
Singapore - 1.1%
Ascendas Real Estate Investment Trust	5,000	8,403
CapitaLand Ltd.	10,000	23,755
CapitaMall Trust	9,000	13,089
CapitaMalls Asia Ltd.	5,000	6,221
City Developments Ltd.	2,000	16,386
ComfortDelgro Corp. Ltd.	5,000	6,181
Cosco Corp. Singapore Ltd.	3,000	2,509
DBS Group Holdings Ltd.	6,000	67,677
Fraser & Neave Ltd.	3,000	17,065
Global Logistic Properties Ltd. (a)	6,000	9,987
Hutchison Port Holdings Trust	20,000	15,100
Keppel Corp. Ltd.	5,000	44,641
Keppel Land Ltd.	3,000	7,684
Neptune Orient Lines Ltd.	3,000	2,994
Common Stocks - continued
	Shares	Value
Singapore - continued
Olam International Ltd.	6,000	$ 11,005
Oversea-Chinese Banking Corp. Ltd.	9,000	65,156
SembCorp Industries Ltd.	4,000	16,321
SembCorp Marine Ltd.	3,000	12,314
Singapore Airlines Ltd.	2,000	17,291
Singapore Exchange Ltd.	3,000	16,240
Singapore Press Holdings Ltd.	5,000	16,038
Singapore Technologies Engineering Ltd.	5,000	12,160
Singapore Telecommunications Ltd.	29,000	73,106
StarHub Ltd.	2,000	5,155
United Overseas Bank Ltd.	5,000	77,768
UOL Group Ltd.	2,000	7,304
Wilmar International Ltd.	7,000	27,544
Yangzijiang Shipbuilding Holdings Ltd.	5,000	4,767
TOTAL SINGAPORE		603,861
South Africa - 1.8%
Absa Group Ltd.	1,139	23,430
African Bank Investments Ltd.	2,923	14,600
African Rainbow Minerals Ltd.	319	7,423
Anglo Platinum Ltd.	272	17,625
AngloGold Ashanti Ltd.	1,404	48,113
ArcelorMittal South Africa Ltd.	555	4,210
Aspen Pharmacare Holdings Ltd.	1,114	18,003
Aveng Ltd.	1,136	5,807
Barloworld Ltd.	858	10,810
Bidvest Group Ltd.	1,149	27,159
Discovery Holdings Ltd.	879	5,820
Exxaro Resources Ltd.	396	10,539
FirstRand Ltd.	10,167	33,032
Foschini Ltd.	655	10,845
Gold Fields Ltd.	2,523	32,300
Growthpoint Properties Ltd.	5,629	15,198
Harmony Gold Mining Co. Ltd.	1,245	12,099
Impala Platinum Holdings Ltd.	1,773	34,489
Imperial Holdings Ltd.	738	16,018
Investec Ltd.	728	4,177
Kumba Iron Ore Ltd.	267	18,863
Liberty Holdings Ltd.	577	6,542
Life Healthcare Group Holdings Ltd.	3,208	11,087
Massmart Holdings Ltd.	311	6,681
Mmi Holdings Ltd.	3,145	7,080
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	5,974	$ 104,372
Naspers Ltd. Class N	1,353	81,488
Nedbank Group Ltd.	682	14,861
Netcare Ltd.	2,732	4,935
Northam Platinum Ltd.	1,426	6,116
Pick 'n Pay Stores Ltd.	527	3,051
Pretoria Portland Cement Co. Ltd.	1,508	6,006
Rand Merchant Insurance Holdings Ltd.	2,738	6,125
Redefine Properties Ltd. unit	11,137	11,813
Remgro Ltd.	1,612	27,287
Reunert Ltd.	603	5,582
RMB Holdings Ltd.	2,290	9,893
Sanlam Ltd.	6,515	28,010
Sappi Ltd. (a)	1,818	6,584
Sasol Ltd.	1,929	91,659
Shoprite Holdings Ltd.	1,491	25,764
Spar Group Ltd.	723	11,299
Standard Bank Group Ltd.	4,296	63,380
Steinhoff International Holdings Ltd.	4,334	15,803
Telkom SA Ltd.	557	1,703
Tiger Brands Ltd.	514	18,834
Truworths International Ltd.	1,744	18,610
Vodacom Group (Pty) Ltd.	1,236	17,178
Woolworths Holdings Ltd.	2,788	17,424
TOTAL SOUTH AFRICA		999,727
Spain - 1.7%
Abertis Infraestructuras SA	1,510	23,368
Acerinox SA	366	4,449
Actividades de Construccion y Servicios SA (ACS)	482	8,837
Amadeus IT Holding SA Class A	1,210	24,732
Banco Bilbao Vizcaya Argentaria SA	15,604	105,601
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	15,604	2,231
Banco de Sabadell SA	7,304	17,250
Banco Popular Espanol SA	3,949	12,625
Banco Santander SA	1,202	7,511
Banco Santander SA (Spain)	28,867	181,259
Bankia SA	3,000	10,298
Bankinter SA	853	3,795
Cintra Concesiones de Infrastructuras de Transporte SA	1,406	15,657
Criteria CaixaCorp SA	2,575	8,876
Distribuidora Internacional de Alimentacion SA (a)	2,500	11,980
Common Stocks - continued
	Shares	Value
Spain - continued
EDP Renovaveis SA (a)	474	$ 2,019
Enagas SA	611	10,737
Fomento Construcciones y Contratas SA (FOCSA)	202	3,451
Gas Natural SDG SA	1,138	15,848
Grifols SA (a)	584	14,708
Grupo Acciona SA	83	5,098
Iberdrola SA	13,890	64,669
Inditex SA	796	71,602
Indra Sistemas	347	3,600
International Consolidated Airlines Group SA (a)	2,788	8,009
MAPFRE SA (Reg.)	2,381	6,881
Red Electrica Corporacion SA	361	15,718
Repsol YPF SA	2,916	55,780
Telefonica SA	14,536	212,282
Zardoya Otis SA	461	5,645
TOTAL SPAIN		934,516
Sweden - 2.0%
Alfa Laval AB	1,245	24,823
ASSA ABLOY AB (B Shares)	1,104	32,180
Atlas Copco AB:
(A Shares)	2,420	57,613
(B Shares)	1,357	28,490
Boliden AB	894	14,313
Electrolux AB (B Shares)	970	21,664
Getinge AB (B Shares)	665	17,850
H&M Hennes & Mauritz AB (B Shares)	3,599	123,648
Hexagon AB (B Shares)	1,002	20,351
Holmen AB (B Shares)	209	5,551
Husqvarna AB (B Shares)	1,306	7,516
Industrivarden AB Series C	371	5,669
Investment AB Kinnevik	678	13,791
Investor AB (B Shares)	1,577	31,443
Lundin Petroleum AB (a)	900	17,904
Modern Times Group MTG AB (B Shares)	143	6,953
Nordea Bank AB	9,459	83,883
Ratos AB (B Shares)	664	7,775
Sandvik AB	3,424	54,258
Scania AB (B Shares)	1,038	21,221
Securitas AB (B Shares)	1,360	12,465
Skandinaviska Enskilda Banken AB (A Shares)	4,930	33,274
Skanska AB (B Shares)	1,453	23,652
Common Stocks - continued
	Shares	Value
Sweden - continued
SKF AB (B Shares)	1,382	$ 32,798
SSAB Svenskt Stal AB (A Shares)	527	5,379
Svenska Cellulosa AB (SCA) (B Shares)	2,013	31,899
Svenska Handelsbanken AB (A Shares)	1,770	57,361
Swedbank AB (A Shares)	3,021	50,030
Swedish Match Co. AB	752	30,569
Tele2 AB (B Shares)	1,198	22,834
Telefonaktiebolaget LM Ericsson (B Shares)	10,753	106,608
TeliaSonera AB	8,056	53,857
Volvo AB (B Shares)	5,137	71,237
TOTAL SWEDEN		1,128,859
Switzerland - 5.5%
ABB Ltd. (Reg.)	7,880	143,612
Actelion Ltd.	359	15,190
Adecco SA (Reg.)	488	23,767
Aryzta AG	290	14,603
Baloise Holdings AG	160	12,385
Barry Callebaut AG	5	4,812
Compagnie Financiere Richemont SA Series A	1,839	113,677
Credit Suisse Group	4,018	96,117
GAM Holding Ltd.	605	7,766
Geberit AG (Reg.)	138	29,180
Givaudan SA	29	28,152
Holcim Ltd. (Reg.)	886	55,158
Julius Baer Group Ltd.	739	28,296
Kuehne & Nagel International AG	195	23,700
Lindt & Spruengli AG (participation certificate)	3	9,785
Lonza Group AG	230	10,373
Nestle SA	11,814	723,747
Novartis AG	8,339	460,499
Pargesa Holding SA	96	6,426
Partners Group Holding AG	52	9,895
Roche Holding AG (participation certificate)	2,509	458,368
Schindler Holding AG:
(participation certificate)	186	24,061
(Reg.)	60	7,669
SGS SA (Reg.)	19	36,700
Sika AG (Bearer)	8	16,951
Sonova Holding AG Class B	181	19,984
Straumann Holding AG	33	5,476
Sulzer AG (Reg.)	106	15,242
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swatch Group AG:
(Bearer)	106	$ 48,892
(Reg.)	172	13,721
Swiss Life Holding AG	104	10,640
Swiss Re Ltd.	1,257	78,809
Swisscom AG	82	30,548
Syngenta AG (Switzerland)	332	116,437
Transocean Ltd. (Switzerland)	1,239	61,844
UBS AG	12,888	160,966
Zurich Financial Services AG	525	128,423
TOTAL SWITZERLAND		3,051,871
Taiwan - 2.4%
Acer, Inc.	8,000	9,192
Advanced Semiconductor Engineering, Inc.	17,000	17,126
Advantech Co. Ltd.	1,000	3,403
Asia Cement Corp.	6,000	7,234
ASUSTeK Computer, Inc.	2,000	20,237
AU Optronics Corp.	29,000	13,073
Capital Securities Corp.	6,090	2,183
Catcher Technology Co. Ltd.	2,000	12,828
Cathay Financial Holding Co. Ltd.	24,000	25,436
Chang Hwa Commercial Bank	12,000	6,668
Cheng Shin Rubber Industry Co. Ltd.	5,000	12,468
Cheng Uei Precision Industries Co. Ltd.	1,000	2,058
Chicony Electronics Co. Ltd.	2,000	3,910
Chimei Innolux Corp. (a)	16,000	6,640
China Airlines Ltd.	5,490	2,137
China Development Finance Holding Corp.	27,000	6,853
China Life Insurance Co. Ltd.	5,285	4,731
China Motor Co. Ltd.	3,000	2,485
China Petrochemical Development Corp.	6,000	6,071
China Steel Corp.	38,000	37,863
Chinatrust Financial Holding Co. Ltd.	37,583	24,041
Chunghwa Telecom Co. Ltd.	13,000	40,723
Clevo Co. Ltd.	2,000	3,128
Compal Electronics, Inc.	13,000	14,982
Delta Electronics, Inc.	6,000	17,863
E Ink Holdings, Inc.	2,000	2,195
E.Sun Financial Holdings Co. Ltd.	11,000	5,848
Epistar Corp.	4,000	9,741
Eternal Chemical Co. Ltd.	4,000	3,128
Common Stocks - continued
	Shares	Value
Taiwan - continued
EVA Airways Corp.	4,400	$ 2,649
Evergreen Marine Corp. (Taiwan)	4,000	2,360
Everlight Electronics Co. Ltd.	2,000	4,116
Far East Department Stores Co. Ltd.	4,000	4,322
Far Eastern Textile Ltd.	11,000	12,432
Far EasTone Telecommunications Co. Ltd.	5,000	10,890
Farglory Land Development Co. Ltd.	2,000	3,704
Feng Hsin Iron & Steel Co.	1,000	1,688
First Financial Holding Co. Ltd.	22,000	13,205
Formosa Chemicals & Fibre Corp.	10,000	29,052
Formosa Petrochemical Corp.	4,000	12,471
Formosa Plastics Corp.	14,000	39,856
Formosa Taffeta Co. Ltd.	3,000	2,840
Foxconn Technology Co. Ltd.	2,000	7,066
Fubon Financial Holding Co. Ltd.	18,000	18,800
Giant Manufacturing Co. Ltd.	1,000	5,042
Highwealth Construction Corp.	1,000	1,681
HIWIN Technologies Corp.	1,000	9,501
Hon Hai Precision Industry Co. Ltd. (Foxconn)	32,000	101,417
Hotai Motor Co. Ltd.	1,000	6,380
HTC Corp.	3,000	45,584
Hua Nan Financial Holdings Co. Ltd.	15,026	8,349
Inotera Memories, Inc. (a)	12,000	3,161
Inventec Corp.	8,000	3,087
KGI Securities Co. Ltd.	14,000	6,483
Kinsus Interconnect Technology Corp.	1,000	3,149
Lee Chang Yung Chemical Industry Corp.	1,064	1,646
Lite-On Technology Corp.	6,000	7,337
Macronix International Co. Ltd.	7,000	2,315
MediaTek, Inc.	4,000	34,711
Mega Financial Holding Co. Ltd.	30,000	23,770
Motech Industries, Inc.	1,000	1,470
Nan Ya Plastics Corp.	17,000	35,102
Nan Ya Printed Circuit Board Corp.	1,000	1,876
Nankang Rubber Tire Co. Ltd.	2,000	2,943
Novatek Microelectronics Corp.	2,000	6,071
Pegatron Corp.	5,000	7,254
Phison Electronics Corp.	1,000	7,134
Pou Chen Corp.	6,000	5,155
Powertech Technology, Inc.	2,000	3,406
President Chain Store Corp.	2,000	10,770
Quanta Computer, Inc.	9,000	23,708
Common Stocks - continued
	Shares	Value
Taiwan - continued
Radiant Opto-Electronics Corp.	2,000	$ 8,438
Realtek Semiconductor Corp.	2,000	4,349
Richtek Technology Corp.	1,000	6,105
Ruentex Development Co. Ltd.	2,000	2,885
Ruentex Industries Ltd.	1,146	2,001
Shin Kong Financial Holding Co. Ltd. (a)	18,000	5,347
Siliconware Precision Industries Co. Ltd.	11,000	12,989
SIMPLO Technology Co. Ltd.	1,000	7,717
Sino-American Silicon Products, Inc.	1,000	1,742
Sinopac Holdings Co.	18,000	6,143
Standard Foods Corp.	1,000	3,121
Synnex Technology International Corp.	4,000	9,398
Taishin Financial Holdings Co. Ltd.	15,000	5,814
Taiwan Business Bank	8,000	2,437
Taiwan Cement Corp.	11,000	13,149
Taiwan Cooperative Financial Holding Co. Ltd. (a)	12,000	7,388
Taiwan Fertilizer Co. Ltd.	2,000	4,802
Taiwan Glass Industry Corp.	2,000	1,996
Taiwan Mobile Co. Ltd.	5,600	18,094
Taiwan Semiconductor Manufacturing Co. Ltd.	87,000	257,612
Tatung Co. Ltd. (a)	7,000	1,921
TECO Electric & Machinery Co. Ltd.	4,000	2,936
Tripod Technology Corp.	1,000	2,950
TSRC Corp.	1,000	2,425
Tung Ho Steel Enterprise Corp.	3,000	2,861
U-Ming Marine Transport Corp.	2,000	3,403
Unified-President Enterprises Corp.	14,000	21,825
Unimicron Technology Corp.	6,000	6,843
United Microelectronics Corp.	46,000	24,106
Walsin Lihwa Corp.	7,000	2,043
Wan Hai Lines Ltd.	6,000	3,046
Wintek Corp.	8,000	5,227
Wistron Corp.	6,000	9,024
WPG Holding Co. Ltd.	5,000	6,843
Yang Ming Marine Transport Corp.	8,000	3,403
Yuanta Financial Holding Co. Ltd.	26,190	12,576
Yulon Motor Co. Ltd.	2,000	3,210
TOTAL TAIWAN		1,354,367
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	2,900	17,256
Bangkok Bank Public Co. Ltd.	1,500	9,462
Common Stocks - continued
	Shares	Value
Thailand - continued
Bangkok Bank Public Co. Ltd. (For. Reg.)	2,700	$ 17,031
Bank of Ayudhya PCL	3,900	3,519
Bank of Ayudhya PCL (For. Reg.)	3,400	3,068
Banpu PCL (For. Reg.)	450	8,135
BEC World PCL (For. Reg.)	4,300	7,200
C.P. ALL PCL (For. Reg.)	7,400	18,407
Charoen Pokphand Foods PCL	3,100	4,107
Charoen Pokphand Foods PCL (For. Reg.)	9,000	11,925
Glow Energy PCL (For. Reg.)	1,600	3,499
Indorama Ventures PCL (For. Reg.)	4,700	5,272
IRPC Public Co. Ltd. (For. Reg.)	32,200	4,565
Kasikornbank PCL	2,400	12,720
Kasikornbank PCL (For. Reg.)	4,300	22,790
Krung Thai Bank PCL (For. Reg.)	9,300	5,443
PTT Exploration and Production PCL	700	4,040
PTT Exploration and Production PCL (For. Reg.)	3,700	21,354
PTT Global Chemical PCL (For. Reg.)	5,439	12,158
PTT PCL (For. Reg.)	3,000	34,238
Siam Cement PCL (For. Reg.)	1,200	16,310
Siam Commercial Bank PCL (For. Reg.)	5,800	29,231
Thai Oil PCL (For. Reg.)	2,500	5,487
TOTAL THAILAND		277,217
Turkey - 0.3%
Akbank T.A.S.	3,969	14,728
Anadolu Efes Biracilik ve Malt Sanayii A/S	607	8,551
Arcelik A/S	803	3,519
Asya Katilim Bankasi A/S (a)	3,321	3,383
Bim Birlesik Magazalar A/S JSC	350	14,592
Coca-Cola Icecek A/S	256	3,599
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,184	2,871
Enka Insaat ve Sanayi A/S	1,355	4,242
Eregli Demir ve Celik Fabrikalari T.A.S.	2,124	2,938
Ford Otomotiv Sanayi A/S	288	2,647
Haci Omer Sabanci Holding A/S	1,795	7,458
Koc Holding A/S	1,735	6,438
Koza Altin Isletmeleri A/S	200	4,326
TAV Havalimanlari Holding A/S (a)	681	3,581
Tupras-Turkiye Petrol Rafinerileri A/S	413	8,627
Turk Hava Yollari AO	2,045	3,131
Turk Sise ve Cam Fabrikalari A/S	1,570	2,681
Turk Telekomunikasyon A/S	1,523	6,675
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkcell Iletisim Hizmet A/S (a)	2,856	$ 14,204
Turkiye Garanti Bankasi A/S	7,412	27,252
Turkiye Halk Bankasi A/S	928	6,497
Turkiye Is Bankasi A/S Series C	5,079	11,621
Turkiye Vakiflar Bankasi TAO	3,506	6,286
Yapi ve Kredi Bankasi A/S (a)	3,339	6,176
TOTAL TURKEY		176,023
United Kingdom - 14.5%
3I Group PLC	2,929	9,085
Admiral Group PLC	816	16,039
Aggreko PLC	923	33,723
AMEC PLC	1,031	18,993
Anglo American PLC (United Kingdom)	4,685	180,068
Antofagasta PLC	1,411	27,047
ARM Holdings PLC	4,880	41,296
Associated British Foods PLC	1,317	26,058
AstraZeneca PLC (United Kingdom)	4,648	203,707
Aviva PLC	9,807	49,090
Babcock International Group PLC	1,162	15,673
BAE Systems PLC	11,908	57,056
Balfour Beatty PLC	2,937	12,442
Barclays PLC	40,973	145,077
BG Group PLC	12,050	283,694
BHP Billiton PLC	7,488	241,082
BP PLC	67,646	488,742
British American Tobacco PLC (United Kingdom)	7,028	360,507
British Land Co. PLC	3,058	24,291
British Sky Broadcasting Group PLC	4,224	46,484
BT Group PLC	27,572	94,320
Bunzl PLC	1,020	16,936
Burberry Group PLC	1,513	36,468
Capita Group PLC	2,217	23,857
Capital Shopping Centres Group PLC	2,466	13,008
Carnival PLC	719	23,357
Centrica PLC	18,154	90,430
Cobham PLC	3,315	12,187
Compass Group PLC	6,991	73,075
Diageo PLC	8,885	224,136
Essar Energy PLC (a)	692	1,645
Eurasian Natural Resources Corp. PLC	724	6,575
Fresnillo PLC	585	14,812
Common Stocks - continued
	Shares	Value
United Kingdom - continued
G4S PLC (United Kingdom)	5,290	$ 24,007
GKN PLC	5,985	19,788
GlaxoSmithKline PLC	18,016	416,248
Hammerson PLC	2,784	18,870
HSBC Holdings PLC (United Kingdom)	63,850	576,456
ICAP PLC	1,892	11,660
Imperial Tobacco Group PLC	3,582	143,256
Inmarsat PLC	1,567	11,186
InterContinental Hotel Group PLC	930	22,178
International Power PLC	5,346	36,183
Intertek Group PLC	618	25,227
Invensys PLC	3,591	12,945
Investec PLC	2,145	12,366
ITV PLC	14,743	20,029
J Sainsbury PLC	4,656	23,268
Johnson Matthey PLC	763	28,657
Kazakhmys PLC	662	9,251
Kingfisher PLC	8,157	38,461
Land Securities Group PLC	2,818	33,275
Legal & General Group PLC	21,875	41,754
Lloyds Banking Group PLC (a)	150,556	75,580
London Stock Exchange Group PLC	533	9,412
Lonmin PLC	469	7,932
Man Group PLC	6,294	10,573
Marks & Spencer Group PLC	5,629	32,617
Meggitt PLC	3,100	20,554
National Grid PLC	12,599	136,068
Next PLC	618	29,380
Old Mutual PLC	18,082	43,378
Pearson PLC	2,974	56,025
Prudential PLC	8,977	110,035
Reckitt Benckiser Group PLC	2,207	128,493
Reed Elsevier PLC	4,207	34,817
Rexam PLC	3,185	22,229
Rio Tinto PLC	4,868	272,908
Rolls-Royce Group PLC	6,686	89,367
Royal & Sun Alliance Insurance Group PLC	13,666	23,290
Royal Bank of Scotland Group PLC (a)	62,875	24,808
Royal Dutch Shell PLC:
Class A (Netherlands)	9,080	323,870
Class A (United Kingdom)	3,969	141,576
Class B	9,460	346,227
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SABMiller PLC	3,377	$ 141,881
Sage Group PLC	4,905	22,777
Schroders PLC	372	8,562
Scottish & Southern Energy PLC	3,417	73,264
Segro PLC	2,538	9,108
Serco Group PLC	2,000	17,611
Severn Trent PLC	847	23,234
Smith & Nephew PLC	3,202	31,522
Smiths Group PLC	1,439	24,991
Standard Chartered PLC (United Kingdom)	8,445	206,429
Standard Life PLC	8,284	30,065
Tate & Lyle PLC	1,820	20,398
Tesco PLC	28,436	146,471
The Weir Group PLC	778	21,530
TUI Travel PLC	1,908	5,915
Tullow Oil PLC	3,281	81,692
Unilever PLC	4,549	155,422
United Utilities Group PLC	2,301	23,099
Vedanta Resources PLC	373	7,368
Vodafone Group PLC	179,352	496,501
Whitbread PLC	567	17,734
WM Morrison Supermarkets PLC	7,518	34,240
Xstrata PLC	7,324	139,976
TOTAL UNITED KINGDOM		8,114,954
United States of America - 0.1%
Southern Copper Corp.	655	21,536
Synthes, Inc.	233	40,179
TOTAL UNITED STATES OF AMERICA		61,715
TOTAL COMMON STOCKS (Cost $51,356,463)		52,581,133
Nonconvertible Preferred Stocks - 0.6%

Colombia - 0.0%
Grupo Aval Acciones Y Val SA	5,400	3,876
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	211	13,128
Henkel AG & Co. KGaA	635	47,242
Porsche Automobil Holding SE (Germany)	536	32,721
ProSiebenSat.1 Media AG	228	5,789
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
RWE AG (non-vtg.)	143	$ 5,654
Volkswagen AG	509	96,423
TOTAL GERMANY		200,957
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	19,839	18,583
Korea (South) - 0.1%
Hyundai Motor Co.	90	5,957
Hyundai Motor Co. Series 2	129	9,109
LG Chemical Ltd.	23	1,775
Samsung Electronics Co. Ltd.	69	49,394
TOTAL KOREA (SOUTH)		66,235
Russia - 0.1%
Ak Transneft Oao (a)	5	9,329
Sberbank (Savings Bank of the Russian Federation) (a)	3,100	7,250
Surgutneftegaz JSC	23,000	15,319
TOTAL RUSSIA		31,898
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	708,716	1,150
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $276,636)		322,699
Investment Companies - 0.3%

iShares MSCI Canada Index ETF (Cost $156,256)	5,600	158,816
Government Obligations - 0.7%
Principal Amount
United States of America - 0.7%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.11% 8/2/12 to 10/18/12 (e) (Cost $399,852)	$ 400,000	399,844
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	1,652,761	$ 1,652,761
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	482,250	482,250
TOTAL MONEY MARKET FUNDS (Cost $2,135,011)		2,135,011
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $54,324,218)		55,597,503
NET OTHER ASSETS (LIABILITIES) - 0.4%		245,310
NET ASSETS - 100%		$ 55,842,813
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
19 NYSE E-mini MSCI EAFE Index Contracts	June 2012	$ 1,431,270	$ 21,753
10 NYSE E-mini MSCI Emerging Markets Index Contracts	June 2012	509,700	4,274
21 SGX S&P CNX Nifty Index Contracts (Singapore)	June 2012	221,193	(3,695)
TOTAL EQUITY INDEX CONTRACTS		$ 2,162,163	$ 22,332

The face value of futures purchased as a percentage of net assets is 3.9%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to MSCI Daily TR Net Emerging Markets India Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with JPMorgan Chase, Inc.	Sept. 2012	$ 146,430	$ (4,660)
Receive monthly a return equal to MSCI Daily TR Net Emerging Markets India Index and pay monthly a floating rate based on 1-month LIBOR plus 41 basis points with JPMorgan Chase, Inc.	Sept. 2012	459,296	(14,768)
		$ 605,726	$ (19,428)
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $319,898.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,074
Fidelity Securities Lending Cash Central Fund	1,260
Total	$ 2,334
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,054,091	$ 3,264,368	$ 1,789,723	$ -
Consumer Staples	5,299,905	3,877,613	1,422,292	-
Energy	6,020,546	3,498,905	2,521,641	-
Financials	12,449,499	9,273,421	3,176,078	-
Health Care	3,661,123	1,338,856	2,322,267	-
Industrials	5,641,978	3,717,064	1,924,914	-
Information Technology	3,455,521	1,686,831	1,768,690	-
Materials	6,135,255	4,172,463	1,958,688	4,104
Telecommunication Services	3,154,198	1,429,396	1,724,802	-
Utilities	2,031,716	1,577,878	453,838	-
Investment Companies	158,816	158,816	-	-
Government Obligations	399,844	-	399,844	-
Money Market Funds	2,135,011	2,135,011	-	-
Total Investments in Securities:	$ 55,597,503	$ 36,130,622	$ 19,462,777	$ 4,104
Derivative Instruments:
Assets
Futures Contracts	$ 26,027	$ 26,027	$ -	$ -
Liabilities
Futures Contracts	$ (3,695)	$ (3,695)	$ -	$ -
Swap Agreements	(19,428)	-	(19,428)	-
Total Liabilities	$ (23,123)	$ (3,695)	$ (19,428)	$ -
Total Derivative Instruments:	$ 2,904	$ 22,332	$ (19,428)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,276)
Cost of Purchases	2,839
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	2,541
Transfers out of Level 3	-
Ending Balance	$ 4,104
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (1,276)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 26,027	$ (3,695)
Swap Agreements (b)	-	(19,428)
Total Value of Derivatives	$ 26,027	$ (23,123)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $437,087) - See accompanying schedule: Unaffiliated issuers (cost $52,189,207)	$ 53,462,492
Fidelity Central Funds (cost $2,135,011)	2,135,011
Total Investments (cost $54,324,218)		$ 55,597,503
Foreign currency held at value (cost $133,429)		133,756
Receivable for investments sold		8,292
Receivable for fund shares sold		351,246
Dividends receivable		242,538
Distributions receivable from Fidelity Central Funds		1,492
Receivable from investment adviser for expense reductions		4,522
Other affiliated receivables		116,016
Total assets		56,455,365

Liabilities
Payable for investments purchased	$ 57,808
Payable for fund shares redeemed	35,072
Swap agreements, at value	19,427
Accrued management fee	8,854
Payable for daily variation margin on futures contracts	5,309
Other affiliated payables	3,832
Collateral on securities loaned, at value	482,250
Total liabilities		612,552

Net Assets		$ 55,842,813
Net Assets consist of:
Paid in capital		$ 53,997,532
Undistributed net investment income		510,339
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		54,450
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,280,492
Net Assets		$ 55,842,813

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($12,962,660 ÷ 1,243,752 shares)	$ 10.42

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($36,315,081 ÷ 3,482,906 shares)	$ 10.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,101,890 ÷ 489,132 shares)	$ 10.43

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,463,182 ÷ 140,259 shares)	$ 10.43

See accompanying notes which are an integral part of the financial statements.

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Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 741,139
Interest		191
Income from Fidelity Central Funds		2,334
Income before foreign taxes withheld		743,664
Less foreign taxes withheld		(59,221)
Total income		684,443

Expenses
Management fee	$ 42,838
Transfer agent fees	16,328
Independent trustees' compensation	70
Total expenses before reductions	59,236
Expense reductions	(21,604)	37,632
Net investment income (loss)		646,811
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,378)
Foreign currency transactions	(18,007)
Futures contracts	245,310
Swap agreements	(3,331)
Total net realized gain (loss)		203,594
Change in net unrealized appreciation (depreciation) on: Investment securities	784,579
Assets and liabilities in foreign currencies	5,977
Futures contracts	(71,845)
Swap agreements	(54,608)
Total change in net unrealized appreciation (depreciation)		664,103
Net gain (loss)		867,697
Net increase (decrease) in net assets resulting from operations		$ 1,514,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	For the period September 8, 2011 (commencement of operations) to October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 646,811	$ 86,770
Net realized gain (loss)	203,594	(253,482)
Change in net unrealized appreciation (depreciation)	664,103	616,389
Net increase (decrease) in net assets resulting from operations	1,514,508	449,677
Distributions to shareholders from net realized gain	(118,904)	-
Share transactions - net increase (decrease)	19,804,117	34,189,185
Redemption fees	4,137	93
Total increase (decrease) in net assets	21,203,858	34,638,955

Net Assets
Beginning of period	34,638,955	-
End of period (including undistributed net investment income of $510,339 and accumulated net investment loss of $136,472, respectively)	$ 55,842,813	$ 34,638,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.03
Net realized and unrealized gain (loss)	.21	.06
Total from investment operations	.36	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 10.42	$ 10.09
Total Return B, C	3.62%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.34% A	.34% A
Expenses net of fee waivers, if any	.24% A	.24% A
Expenses net of all reductions	.24% A	.24% A
Net investment income (loss)	2.96% A	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,963	$ 1,790
Portfolio turnover rate F	8% A	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.03
Net realized and unrealized gain (loss)	.22	.06
Total from investment operations	.37	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 10.43	$ 10.09
Total Return B, C	3.72%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.28% A	.28% A
Expenses net of fee waivers, if any	.18% A	.18% A
Expenses net of all reductions	.18% A	.18% A
Net investment income (loss)	3.02% A	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,315	$ 17,715
Portfolio turnover rate F	8% A	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.03
Net realized and unrealized gain (loss)	.22	.06
Total from investment operations	.37	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 10.43	$ 10.09
Total Return B, C	3.72%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.23% A	.23% A
Expenses net of fee waivers, if any	.13% A	.13% A
Expenses net of all reductions	.13% A	.13% A
Net investment income (loss)	3.07% A	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,102	$ 7,567
Portfolio turnover rate F	8% A	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.03
Net realized and unrealized gain (loss)	.22	.06
Total from investment operations	.37	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 10.43	$ 10.09
Total Return B, C	3.72%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A	.20% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	3.09% A	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,463	$ 7,568
Portfolio turnover rate F	8% A	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

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3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 82,493,576	$ 4,995,969	$ (3,522,797)	$ 1,473,172
Spartan Global ex U.S. Index Fund	54,327,453	3,601,460	(2,331,410)	1,270,050

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to 1.50% and 1.00% of the net asset value of shares redeemed for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet their investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	80,627	(29,325)
Swap Agreements	(181,891)	(311,155)
Totals (a)	$ (101,264)	$ (340,480)
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	245,310	(71,845)
Swap Agreements	(3,331)	(54,608)
Totals (a)	$ 241,979	$ (126,453)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Semiannual Report

4. Derivative Instruments - continued

Swap Agreements - continued

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The Funds entered into total return swaps to manage market exposure.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	45,805,614	2,916,600
Spartan Global ex U.S. Index Fund	21,628,438	1,667,495

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035%, and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 37,348
Fidelity Advantage Class	8,557
Institutional Class	253
$ 46,158

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Spartan Global ex U.S. Index Fund	Amount
Investor Class	$ 4,846
Fidelity Advantage Class	10,769
Institutional Class	713
$ 16,328

7. Committed Line of Credit.

The Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit. There were no commitment fees paid during the period by the Funds.

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity during the period was as follows:

Total Security Lending Income
Spartan Global ex U.S. Index Fund	$ 1,260

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR contractually agreed to reimburse each class of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Spartan Emerging Markets Index Fund
Investor Class	.33%	$ 23,447
Fidelity Advantage Class	.22%	11,283
Institutional Class	.15%	1,085
Fidelity Advantage Institutional Class	.12%	1,102
Spartan Global ex U.S. Index Fund
Investor Class	.24%	$ 3,537
Fidelity Advantage Class	.18%	13,572
Institutional Class	.13%	2,384
Fidelity Advantage Institutional Class	.10%	2,106

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Funds' custody expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Emerging Markets Index Fund	$ 6
Spartan Global ex U.S. Index Fund	5

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011 A
Spartan Emerging Markets Index Fund From net realized gain
Investor Class	$ 75,627	$ -
Fidelity Advantage Class	39,940	-
Institutional Class	14,631	-
Fidelity Advantage Institutional Class	14,651	-
Total	$ 144,849	$ -
Spartan Global ex U.S. Index Fund From net realized gain
Investor Class	$ 10,086	$ -
Fidelity Advantage Class	61,496	-
Institutional Class	23,661	-
Fidelity Advantage Institutional Class	23,661	-
Total	$ 118,904	$ -

A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011 A	Six months ended April 30, 2012	Year ended October 31, 2011 A
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	4,591,645	2,000,573	$ 44,559,765	$ 17,944,136
Reinvestment of distributions	8,161	-	74,427	-
Shares redeemed	(645,778)	(513,183)	(6,379,799)	(4,599,752)
Net increase (decrease)	3,954,028	1,487,390	$ 38,254,393	$ 13,344,384
Fidelity Advantage Class
Shares sold	3,058,486	1,102,387	$ 30,021,164	$ 10,433,223
Reinvestment of distributions	4,293	-	39,151	-
Shares redeemed	(1,058,078)	-	(9,896,499)	-
Net increase (decrease)	2,004,701	1,102,387	$ 20,163,816	$ 10,433,223

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011 A	Six months ended April 30, 2012	Year ended October 31, 2011 A
Spartan Emerging Markets Index Fund
Institutional Class
Shares sold	-	500,001	$ -	$ 5,000,010
Reinvestment of distributions	1,604	-	14,631	-
Shares redeemed	(497,334)	-	(4,635,119)	-
Net increase (decrease)	(495,730)	500,001	$ (4,620,488)	$ 5,000,010
Fidelity Advantage Institutional Class
Shares sold	7,190	500,001	$ 71,747	$ 5,000,010
Reinvestment of distributions	1,606	-	14,651	-
Shares redeemed	(497,335)	-	(4,635,206)	-
Net increase (decrease)	(488,539)	500,001	$ (4,548,808)	$ 5,000,010
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,260,962	928,520	$ 12,780,515	$ 9,214,235
Reinvestment of distributions	952	-	9,239	-
Shares redeemed	(195,572)	(751,110)	(2,011,046)	(7,397,542)
Net increase (decrease)	1,066,342	177,410	$ 10,778,708	$ 1,816,693
Fidelity Advantage Class
Shares sold	3,004,298	1,755,857	$ 30,179,050	$ 17,372,473
Reinvestment of distributions	6,228	-	60,478	-
Shares redeemed	(1,283,477)	-	(12,807,954)	-
Net increase (decrease)	1,727,049	1,755,857	$ 17,431,574	$ 17,372,473
Institutional Class
Shares sold	350,832	750,001	$ 3,756,418	$ 7,500,009
Reinvestment of distributions	2,437	-	23,661	-
Shares redeemed	(614,138)	-	(6,114,832)	-
Net increase (decrease)	(260,869)	750,001	$ (2,334,753)	$ 7,500,009

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011 A	Six months ended April 30, 2012	Year ended October 31, 2011 A
Spartan Global ex U.S. Index Fund
Fidelity Advantage Institutional Class
Shares sold	-	750,001	$ -	$ 7,500,010
Reinvestment of distributions	2,437	-	23,661	-
Shares redeemed	(612,179)	-	(6,095,073)	-
Net increase (decrease)	(609,742)	750,001	$ (6,071,412)	$ 7,500,010

A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Spartan Global ex U.S. Index Fund	12

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EMX-GUX-USAN-0612
1.929362.100

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Spartan® Global ex U.S. Index Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Spartan Emerging Markets Index Fund
Investor Class	.33%
Actual		$ 1,000.00	$ 1,037.30	$ 1.67
HypotheticalA		$ 1,000.00	$ 1,023.22	$ 1.66
Fidelity Advantage Class	.22%
Actual		$ 1,000.00	$ 1,038.30	$ 1.11
HypotheticalA		$ 1,000.00	$ 1,023.77	$ 1.11
Institutional Class	.15%
Actual		$ 1,000.00	$ 1,039.40	$ .76
HypotheticalA		$ 1,000.00	$ 1,024.12	$ .75
Fidelity Advantage Institutional Class	.12%
Actual		$ 1,000.00	$ 1,039.40	$ .61
HypotheticalA		$ 1,000.00	$ 1,024.27	$ .60
Spartan Global ex U.S. Index Fund
Investor Class	.24%
Actual		$ 1,000.00	$ 1,036.20	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.67	$ 1.21
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,037.20	$ .91
HypotheticalA		$ 1,000.00	$ 1,023.97	$ .91
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,037.20	$ .66
HypotheticalA		$ 1,000.00	$ 1,024.22	$ .65
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,037.20	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.37	$ .50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

Semiannual Report

Spartan Emerging Markets Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.0	1.9
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.8	2.1
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.7	1.8
America Movil SAB de CV Series L (Mexico, Wireless Telecommunication Services)	1.7	1.7
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.6	1.6
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.6	1.7
Vale SA (PN-A) (Brazil, Metals & Mining)	1.3	1.5
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.3	1.2
Petroleo Brasileiro SA - Petrobras (ON) (Brazil, Oil, Gas & Consumable Fuels)	1.2	1.5
Companhia de Bebidas das Americas (AmBev) (PN) (Brazil, Beverages)	1.2	1.0
	15.4
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.5	22.7
Energy	13.9	14.9
Materials	12.3	13.9
Telecommunication Services	9.4	9.6
Consumer Staples	7.6	6.9
Information Technology	7.3	7.2
Industrials	5.6	5.3
Consumer Discretionary	4.9	4.3
Utilities	3.4	3.9
Health Care	0.9	0.8
Geographic Diversification (% of fund's net assets)
As of April 30, 2012
Brazil 17.1%
Taiwan 12.2%
China 11.9%
South Africa 10.0%
India 9.2%
Russia 6.4%
Mexico 5.6%
Malaysia 4.8%
Hong Kong 4.7%
Other 18.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures and swaps contracts, if applicable.
As of October 31, 2011
Brazil 19.1%
Taiwan 12.5%
China 11.4%
South Africa 9.8%
Russia 6.8%
India 5.7%
Mexico 5.5%
Malaysia 4.7%
Hong Kong 4.5%
Other 20.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures and swaps contracts, if applicable.

Semiannual Report

Spartan Emerging Markets Index Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value
Bermuda - 0.6%
Brilliance China Automotive Holdings Ltd. (a)	52,000	$ 56,432
China Foods Ltd.	18,000	19,488
China Resources Gas Group Ltd.	10,000	19,436
CITIC Resources Holdings Ltd. (a)	32,000	5,279
Cosco Pacific Ltd.	30,000	43,693
Credicorp Ltd.	738	96,051
Credicorp Ltd. (NY Shares)	714	93,470
Kunlun Energy Co. Ltd.	70,000	123,424
Shenzhen International Holdings Ltd.	165,000	11,271
Sinofert Holdings Ltd.	40,000	8,713
TOTAL BERMUDA		477,257
Brazil - 17.1%
AES Tiete SA	900	11,403
AES Tiete SA (PN) (non-vtg.)	3,200	44,823
All America Latina Logistica SA	18,200	82,877
Amil Participacoes SA	2,800	27,249
Anhanguera Educacional Participacoes SA	3,400	45,199
B2W Companhia Global do Varejo	1,800	7,677
Banco Bradesco SA (PN)	46,600	748,817
Banco do Brasil SA	28,100	347,611
Banco Do Est Rio Grande Sul SA	4,600	39,867
Banco Santander SA (Brasil) unit	19,300	157,344
BM&F Bovespa SA	47,600	267,698
BR Malls Participacoes SA	10,400	129,199
Bradespar SA (PN)	5,600	102,531
Brasil Foods SA	21,400	391,255
Braskem SA (PN-A)	3,800	26,714
Centrais Eletricas Brasileiras SA (Electrobras)	13,600	116,297
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	5,700	68,508
Cetip SA	6,500	100,152
Cielo SA	6,120	183,650
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
rights 5/31/12 (a)	20	30
(PN)	2,800	130,000
Companhia de Bebidas das Americas (AmBev)	4,500	159,140
Companhia de Bebidas das Americas (AmBev):
rights 6/1/12 (a)	60	494
rights 6/1/12 (a)	10	83
(PN)	24,800	1,044,615
Companhia de Concessoes Rodoviarias	31,200	242,247
Companhia de Gas de Sao Paulo	600	14,495
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,300	$ 51,041
Companhia de Transmissao de Energia Eletrica Paulista (PN)	800	25,824
Companhia Energetica de Minas Gerais (CEMIG)	2,250	38,162
Companhia Energetica de Minas Gerais (CEMIG) (PN)	10,625	210,588
Companhia Energetica de Sao Paulo Series A	4,200	79,983
Companhia Paranaense de Energia-Copel (PN-B)	3,300	83,602
Companhia Siderurgica Nacional SA (CSN)	25,800	221,299
Cosan SA Industria e Comercio	3,300	57,304
CPFL Energia SA	3,100	43,341
Cyrela Brazil Realty SA	8,000	64,633
Duratex SA	7,400	43,480
Ecorodovias Infraestrutura e Logistica SA	4,300	35,868
Eletropaulo Metropolitana SA (PN-B)	3,000	45,894
Embraer SA	18,000	155,245
Energias do Brasil SA	4,500	31,469
Fibria Celulose SA	4,700	37,824
Gerdau SA	4,900	38,174
Gerdau SA (PN)	18,800	176,742
HRT Participacoes em Petroleo SA GDR (a)	10,350	29,025
Hypermarcas SA	8,800	56,461
Itau Unibanco Banco Multiplo SA	5,800	82,125
Itau Unibanco Banco Multiplo SA	55,000	865,619
Itausa-Investimentos Itau SA:
rights 5/31/12 (a)	887	261
(PN)	73,150	347,685
JBS SA (a)	20,100	79,086
Klabin SA (PN) (non-vtg.)	14,200	68,089
Light SA	2,900	37,731
LLX Logistica SA (a)	11,000	18,409
Lojas Americanas SA	3,400	29,592
Lojas Americanas SA (PN)	12,200	114,694
Lojas Renner SA	2,600	83,573
Marfrig Alimentos SA	4,400	24,214
Metalurgica Gerdau SA (PN)	5,600	68,305
MMX Mineracao e Metalicos SA (a)	5,200	24,170
MPX Mineracao e Energia SA (a)	1,300	34,925
MRV Engenharia e Participacoes SA	8,200	47,708
Multiplan Empreendimentos Imobiliarios SA	2,100	49,576
Natura Cosmeticos SA	4,500	103,284
OGX Petroleo e Gas Participacoes SA (a)	29,900	207,527
Oi SA	6,500	43,955
Common Stocks - continued
	Shares	Value
Brazil - continued
Oi SA (PN)	28,800	$ 173,602
OSX Brasil SA (a)	1,800	14,165
PDG Realty SA Empreendimentos e Participacoes	27,900	65,866
Petroleo Brasileiro SA - Petrobras:
(ON)	89,100	1,046,586
(PN) (non-vtg.)	135,500	1,513,414
Porto Seguro SA	3,100	30,558
Redecard SA	12,100	203,767
Souza Cruz Industria e Comercio	11,600	180,680
Sul America SA unit	3,459	28,309
Suzano Papel e Celulose SA	7,400	27,952
TAM SA (PN) (ltd. vtg.)	2,200	53,218
Telefonica Brasil SA	5,700	162,673
TIM Participacoes SA	23,300	138,616
Tractebel Energia SA	6,500	112,019
Ultrapar Participacoes SA	9,600	218,073
Usinas Siderurgicas de Minas Gerais SA - Usiminas	5,700	54,424
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	10,600	60,726
Vale SA	39,000	871,600
Vale SA (PN-A)	51,100	1,111,190
Weg SA	6,000	63,395
TOTAL BRAZIL		14,477,295
Cayman Islands - 0.4%
China Resources Cement Holdings Ltd.	40,000	31,758
China Resources Land Ltd.	60,000	115,536
China State Construction International Holdings Ltd.	32,000	29,572
MStar Semiconductor, Inc.	13,000	77,362
TPK Holdings Co.	5,000	61,739
TOTAL CAYMAN ISLANDS		315,967
Chile - 2.4%
AES Gener SA	57,414	36,335
Banco de Chile	781,995	123,320
Banco de Credito e Inversiones	1,084	77,985
Banco Santander Chile	1,815,077	143,305
CAP SA	2,854	119,726
Cencosud SA	20,297	129,288
Colbun SA	184,474	52,479
Compania Cervecerias Unidas SA	3,039	43,571
Compania de Petroleos de Chile SA (COPEC)	13,019	210,945
CorpBanca SA	3,016,573	41,228
Common Stocks - continued
	Shares	Value
Chile - continued
Embotelladora Andina SA Class B	5,421	$ 28,720
Empresa Nacional de Electricidad SA	91,914	167,476
Empresa Nacional de Electricidad SA sponsored ADR	203	11,088
Empresa Nacional de Telecomunicaciones SA (ENTEL)	2,508	49,700
Empresas CMPC SA	25,941	106,630
Enersis SA	295,312	120,475
Enersis SA sponsored ADR	300	6,081
Lan Airlines SA	6,018	170,578
Lan Airlines SA sponsored ADR	189	5,328
SACI Falabella	17,085	167,645
Sociedad Matriz Banco de Chile Class B	124,358	48,067
Sociedad Quimica y Minera de Chile SA:
(PN-B)	2,592	151,748
(PN-B) sponsored ADR	168	9,793
TOTAL CHILE		2,021,511
China - 11.9%
Agricultural Bank China Ltd. (H Shares)	572,000	272,042
Air China Ltd. (H Shares)	54,000	39,185
Aluminum Corp. of China Ltd. (H Shares)	112,000	53,908
Angang Steel Co. Ltd. (H Shares)	26,000	17,794
Anhui Conch Cement Co. Ltd. (H Shares)	30,000	100,533
Anhui Expressway Co. Ltd. (H Shares)	20,000	11,368
Anhui Gujing Distillery Co. Ltd. Class B	2,400	20,803
Bank Communications Co. Ltd. (H Shares)	197,000	152,346
Bank of China Ltd. (H Shares)	2,031,000	850,760
BBMG Corp. (H Shares)	34,500	29,793
Beijing Capital International Airport Co. Ltd. (H Shares)	40,000	26,139
Beijing North Star Co. Ltd. (H Shares)	12,000	2,227
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	5,909
BOE Technology Group Co. Ltd. (B Shares)	85,500	13,004
BYD Co. Ltd. (H Shares) (a)	12,500	32,947
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	31,800	47,462
China BlueChemical Ltd. (H Shares)	52,000	37,197
China CITIC Bank Corp. Ltd. (H Shares)	282,000	179,552
China Coal Energy Co. Ltd. (H Shares)	94,000	107,949
China Communications Construction Co. Ltd. (H Shares)	102,000	102,544
China Communications Services Corp. Ltd. (H Shares)	52,000	26,742
China Construction Bank Corp. (H Shares)	1,746,000	1,359,236
China Cosco Holdings Co. Ltd. (H Shares)	67,500	39,150
China Eastern Airlines Corp. Ltd. (H Shares) (a)	58,000	19,362
Common Stocks - continued
	Shares	Value
China - continued
China International Marine Containers (Group) Ltd. (B Shares)	31,500	$ 46,203
China Life Insurance Co. Ltd. (H Shares)	182,000	484,583
China Longyuan Power Grid Corp. Ltd. (H Shares)	35,000	27,653
China Merchants Bank Co. Ltd. (H Shares)	89,000	193,173
China Merchants Property Development Co. Ltd. (B Shares)	10,600	19,960
China Minsheng Banking Corp. Ltd. (H Shares)	135,000	140,069
China Molybdenum Co. Ltd. (H Shares)	26,000	10,120
China National Building Materials Co. Ltd. (H Shares)	68,000	91,851
China National Materials Co. Ltd. (H Shares)	30,000	11,600
China Oilfield Services Ltd. (H Shares)	38,000	61,614
China Pacific Insurance Group Co. Ltd. (H Shares)	42,200	137,881
China Petroleum & Chemical Corp. (H Shares)	412,000	437,590
China Railway Construction Corp. Ltd. (H Shares)	46,500	37,099
China Railway Group Ltd. (H Shares)	90,000	35,728
China Shenhua Energy Co. Ltd. (H Shares)	80,500	357,437
China Ship Container Lines Co. Ltd. (H Shares) (a)	104,000	33,913
China Shipping Development Co. Ltd. (H Shares)	24,000	15,621
China Southern Airlines Ltd. (H Shares) (a)	56,000	25,190
China Telecom Corp. Ltd. (H Shares)	374,000	200,446
China Vanke Co. Ltd. (B Shares)	38,200	51,008
Chongqing Changan Automobile Co. Ltd. (B Shares)	41,800	17,617
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	75,000	34,703
CITIC Securities Co. Ltd. (H Shares) (a)	16,000	33,614
CSG Holding Co. Ltd. (B Shares)	14,400	11,080
CSR Corp. Ltd. (H Shares)	43,000	34,694
Datang International Power Generation Co. Ltd. (H Shares)	102,000	36,285
Dazhong Transport Group Co. Ltd. (B Shares)	8,900	4,628
Dongfang Electric Corp. Ltd. (H Shares)	7,200	19,627
Dongfeng Motor Group Co. Ltd. (H Shares)	58,000	114,376
Double Coin Holdings Ltd. (B Shares)	2,600	1,555
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	5,862
Great Wall Motor Co. Ltd. (H Shares)	24,500	52,924
Guangdong Electric Power Development Co. Ltd.	18,600	8,439
Guangdong Provincial Expressway Development Co. Ltd. (B Shares)	5,300	1,803
Guangshen Railway Co. Ltd. (H Shares)	28,000	10,394
Guangzhou Automobile Group Co. Ltd. (H Shares)	52,000	57,706
Guangzhou Pharmaceutical Ltd. (H Shares)	2,000	1,954
Guangzhou R F Properties Co. Ltd. (H Shares)	20,800	27,774
Guangzhou Shipyard International Ltd. (H Shares)	8,000	6,888
Hainan Airlines Co. Ltd. (B Shares)	2,600	1,890
Harbin Power Equipment Co. Ltd. (H Shares)	14,000	14,598
Common Stocks - continued
	Shares	Value
China - continued
Huadian Energy Co. Ltd. (B Shares) (a)	5,000	$ 1,480
Huadian Power International Corp. Ltd. (H Shares) (a)	38,000	8,767
Huaneng Power International, Inc. (H Shares)	88,000	52,089
Industrial & Commercial Bank of China Ltd. (H Shares)	1,578,000	1,053,539
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	9,000	10,134
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	18,600	106,132
Jiangling Motors Corp. Ltd. (B Shares)	900	2,127
Jiangsu Expressway Co. Ltd. (H Shares)	32,000	31,552
Jiangxi Copper Co. Ltd. (H Shares)	29,000	70,120
Jinzhou Port Co. Ltd. (B Shares)	11,000	5,313
Lianhua Supermarket Holdings Ltd. (H Shares)	8,000	8,362
Maanshan Iron & Steel Ltd. (H Shares)	68,000	19,194
Metallurgical Corp. China Ltd. (H Shares)	97,000	21,629
New China Life Insurance Co. Ltd. (H Shares)	8,700	39,303
PetroChina Co. Ltd. (H Shares)	514,000	766,732
PICC Property & Casualty Co. Ltd. (H Shares)	84,008	105,353
Ping An Insurance Group Co. China Ltd. (H Shares)	57,500	480,979
Shandong Chenming Paper Holdings Ltd. (B Shares)	7,900	3,859
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	44,000	50,870
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	8,000	4,240
Shanghai Electric Group Co. Ltd. (H Shares)	82,000	41,324
Shanghai Friendship Group, Inc. (B Shares) (a)	3,000	4,503
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	11,000	5,115
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	4,000	5,596
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	12,000	10,032
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	5,000	3,620
Shanghai Lujiazui Finance Trust Deltd (B Shares)	15,700	16,312
Shanghai Pharma Holding Co. Ltd. (H Shares)	15,300	23,033
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	7,100	7,540
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	14,000	9,632
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	24,700	11,313
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	6,323
Shenzhen Expressway Co. (H Shares)	12,000	5,027
Sichuan Expressway Co. Ltd. (H Shares)	20,000	8,043
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	72,000	25,056
SINOPEC Yizheng Chemical Fibre Co. Ltd. (H Shares)	22,000	5,047
Sinopharm Group Co. Ltd. (H Shares)	18,000	47,212
Sinotrans Ltd. (H Shares)	44,000	7,486
Tianjin Capital Envir Protn Co. Ltd. (H Shares)	14,000	3,483
Common Stocks - continued
	Shares	Value
China - continued
Travelsky Technology Ltd. (H Shares)	37,000	$ 20,554
Tsingtao Brewery Co. Ltd. (H Shares)	12,000	72,848
Weichai Power Co. Ltd. (H Shares)	11,000	51,820
Weifu High-Technology Co. Ltd. (B Shares)	4,200	12,180
Weiqiao Textile Co. Ltd. (H Shares)	22,500	11,136
Wumart Stores, Inc. (H Shares)	8,000	18,498
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	24,200	11,977
Yantai Changyu Pioneer Wine Co. (B Shares)	4,900	51,787
Yanzhou Coal Mining Co. Ltd. (H Shares)	46,000	96,345
Zhaojin Mining Industry Co. Ltd. (H Shares)	22,500	31,494
Zhejiang Expressway Co. Ltd. (H Shares)	38,000	27,329
Zhejiang Southeast Electric Power Co. Ltd. (B Shares)	16,100	8,485
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	12,000	34,027
Zijin Mining Group Co. Ltd. (H Shares)	166,000	54,131
ZTE Corp. (H Shares)	16,400	39,781
TOTAL CHINA		10,094,965
Colombia - 1.3%
Almacenes Exito SA	5,758	93,441
BanColombia SA	9,233	151,405
BanColombia SA:
sponsored ADR	76	5,155
(PN)	7,396	125,478
Cementos Argos SA	7,488	51,835
Corp. Financiera Colombiana SA	2,626	51,108
Ecopetrol SA	109,883	355,391
Grupo de Inversiones Surameric	5,560	100,828
Interconexion Electrica SA ESP	6,827	44,161
Inversiones Argos SA	7,869	75,905
Isagen SA ESP	18,229	25,497
TOTAL COLOMBIA		1,080,204
Czech Republic - 0.4%
Ceske Energeticke Zavody A/S	4,667	188,201
Komercni Banka A/S	411	75,584
Telefonica Czech Rep A/S	3,216	64,861
TOTAL CZECH REPUBLIC		328,646
Egypt - 0.4%
Commercial International Bank Ltd.	11,196	47,819
Commercial International Bank Ltd. sponsored GDR	1,510	6,146
EFG-Hermes Holding SAE	10,819	23,999
Egyptian Co. for Mobile Services (MobiNil)	1,001	32,355
Common Stocks - continued
	Shares	Value
Egypt - continued
Egyptian Iron & Steel (a)	5,187	$ 3,518
Egyptian Kuwaiti Holding	27,023	29,996
El Ezz Steel Rebars SAE	13,312	15,965
Elsewedy Electric Co.	2,725	9,696
Maridive & Oil Services S.A.E.	3,757	4,734
National Societe Generale Bank	2,196	10,407
Orascom Construction Industries SAE	2,040	89,679
Orascom Construction Industries SAE GDR	209	9,217
Orascom Telecom Holding SAE (a)	62,936	34,564
Orascom Telecom Media & Technology Holding SAE (a)	31,453	7,336
Sidi Kerir Petrochemcials Co.	6,102	12,345
Talaat Moustafa Group Holding	39,140	26,999
Telecom Egypt SAE	7,421	15,762
TOTAL EGYPT		380,537
Hong Kong - 4.7%
Beijing Enterprises Holdings Ltd.	15,000	83,906
China Agri-Industries Holding Ltd.	36,000	26,541
China Everbright Ltd.	24,000	38,110
China Insurance International Holdings Co. Ltd. (a)	20,800	43,377
China Merchant Holdings International Co. Ltd.	28,000	90,583
China Mobile Ltd.	131,000	1,449,322
China Mobile Ltd. sponsored ADR	2,600	143,884
China Overseas Land & Investment Ltd.	94,000	203,783
China Resources Enterprise Ltd.	28,000	101,770
China Resources Power Holdings Co. Ltd.	42,000	76,653
China Unicom Ltd.	172,000	300,824
Citic Pacific Ltd.	28,000	46,121
CNOOC Ltd.	391,000	826,241
CNOOC Ltd. sponsored ADR	400	84,660
Far East Horizon Ltd.	36,000	27,701
Franshion Properties China Ltd.	50,000	13,791
Guangdong Investment Ltd.	54,000	39,741
Lenovo Group Ltd.	184,000	176,917
Poly (Hong Kong) Investments Ltd.	53,000	27,734
Shanghai Industrial Holdings Ltd.	12,000	40,136
Shenzhen Investment Ltd.	64,628	15,077
Sino-Ocean Land Holdings Ltd.	92,000	42,925
Sinotruk Hong Kong Ltd.	17,500	10,669
Yuexiu Property Co. Ltd.	146,000	32,743
TOTAL HONG KONG		3,943,209
Common Stocks - continued
	Shares	Value
Hungary - 0.4%
Magyar Telekom PLC	13,434	$ 33,863
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	1,864	154,039
OTP Bank PLC	6,417	112,873
Richter Gedeon PLC	376	65,069
TOTAL HUNGARY		365,844
Indonesia - 3.2%
PT Adaro Energy Tbk	293,500	59,399
PT Aneka Tambang Tbk	61,000	11,416
PT Astra Agro Lestari Tbk	12,000	27,942
PT Astra International Tbk	73,500	567,815
PT Bank Central Asia Tbk	295,500	257,222
PT Bank Danamon Indonesia Tbk Series A	56,500	34,427
PT Bank Mandiri (Persero) Tbk	233,000	187,607
PT Bank Negara Indonesia (Persero) Tbk	142,000	62,189
PT Bank Rakyat Indonesia Tbk	277,000	200,430
PT Bumi Resources Tbk	468,000	103,117
PT Charoen Pokphand Indonesia Tbk	185,000	55,356
PT Gudang Garam Tbk	15,000	96,621
PT Indo Tambangraya Megah Tbk	9,500	41,089
PT Indocement Tunggal Prakarsa Tbk	25,000	49,100
PT Indofood Sukses Makmur Tbk	81,500	43,009
PT Indofood Sukses Makmur Tbk	12,000	7,377
PT Indosat Tbk	48,000	25,331
PT International Nickel Indonesia Tbk	69,000	23,274
PT Jasa Marga Tbk	38,000	22,121
PT Kalbe Farma Tbk	183,500	80,364
PT Perusahaan Gas Negara Tbk Series B	247,000	90,033
PT Semen Gresik (Persero) Tbk	77,500	102,456
PT Tambang Batubbara Bukit Asam Tbk	23,000	46,173
PT Telkomunikasi Indonesia Tbk Series B	248,500	229,134
PT Unilever Indonesia Tbk	40,500	87,473
PT United Tractors Tbk	67,500	217,398
TOTAL INDONESIA		2,727,873
Malaysia - 4.8%
AirAsia Bhd	46,000	50,630
AMMB Holdings Bhd	58,400	120,834
Axiata Group Bhd	150,000	263,262
Berjaya Sports Toto Bhd	24,000	34,269
British American Tobacco (Malaysia) Bhd	3,800	69,758
Bumi Armada Bhd	24,000	31,651
Common Stocks - continued
	Shares	Value
Malaysia - continued
Bumiputra-Commerce Holdings Bhd	137,500	$ 336,763
DiGi.com Bhd	146,700	195,891
Gamuda Bhd	47,000	55,303
Genting Bhd	67,000	228,980
Genting Malaysia Bhd	68,900	87,449
Hong Leong Bank Bhd	14,700	59,373
IJM Corp. Bhd	27,300	49,448
IOI Corp. Bhd	111,800	192,892
Kuala Lumpur Kepong Bhd	13,900	108,609
Lafarge Malayan Cement Bhd	6,300	14,972
Malayan Banking Bhd	140,689	401,304
Malaysia Marine and Heavy Engineering Sdn Bhd	13,400	22,322
Malaysian Plantations Bhd	33,500	43,737
Maxis Bhd	58,300	117,930
MMC Corp. Bhd	33,700	29,406
Parkson Holdings Bhd	14,900	25,658
Petronas Chemicals Group Bhd	72,000	155,399
Petronas Dagangan Bhd	8,300	53,111
Petronas Gas Bhd	18,400	102,050
PPB Group Bhd	14,100	77,922
Public Bank Bhd (For. Reg.)	82,000	370,768
RHB Capital Bhd	11,035	26,881
Sime Darby Bhd	110,800	356,699
SP Setia Bhd	19,700	23,571
Telekom Malaysia Bhd	27,100	48,279
Tenaga Nasional Bhd	35,400	75,235
UEM Land Holdings Bhd (a)	43,700	29,032
UMW Holdings Bhd	23,800	61,909
YTL Corp. Bhd	127,300	68,163
YTL Power International Bhd	76,500	43,490
TOTAL MALAYSIA		4,032,950
Mexico - 5.6%
Alfa SA de CV Series A	6,600	94,201
America Movil SAB de CV Series L	1,052,600	1,403,391
CEMEX SA de CV unit	272,704	196,759
Fomento Economico Mexicano SAB de CV unit	51,000	414,476
Grupo Aeroportuario del Pacifico SA de CV Series B	13,000	50,441
Grupo Bimbo SAB de CV Series A	57,100	136,042
Grupo Carso SA de CV Series A1	17,200	57,429
Grupo Elektra SA de CV	1,610	99,592
Grupo Financiero Banorte SAB de CV Series O	57,000	276,114
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Inbursa SAB de CV Series O	50,500	$ 110,821
Grupo Mexico SA de CV Series B	184,807	570,101
Grupo Modelo SAB de CV Series C	15,900	112,267
Grupo Televisa SA de CV	69,500	304,445
Industrias Penoles SA de CV	3,735	174,595
Inmuebles Carso SAB de CV (a)	13,600	12,005
Kimberly-Clark de Mexico SA de CV Series A	32,600	66,460
Mexichem SAB de CV	16,500	61,348
Minera Frisco SAB de CV (a)	17,400	75,246
Organizacion Soriana SA Series B (a)	10,500	29,941
Urbi, Desarrollos Urbanos, SA de CV (a)	9,400	9,899
Wal-Mart de Mexico SA de CV Series V	167,800	479,771
TOTAL MEXICO		4,735,344
Morocco - 0.1%
Douja Promotion Groupe Addoha SA	2,609	19,337
Maroc Telecom SA	3,932	60,199
TOTAL MOROCCO		79,536
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	18,965	25,528
MCB Bank Ltd.	12,883	24,352
National Bank of Pakistan	18,837	9,320
Oil & Gas Development Co. Ltd.	12,017	22,037
Pakistan Petroleum Ltd.	9,329	19,484
TOTAL PAKISTAN		100,721
Peru - 0.3%
Compania de Minas Buenaventura SA	2,274	96,110
Compania de Minas Buenaventura SA sponsored ADR	2,599	107,261
Volcan Compania Minera Saa Class B	42,897	51,662
TOTAL PERU		255,033
Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	56,200	67,976
Aboitiz Power Corp.	57,200	46,124
Alliance Global Group, Inc.	91,800	26,910
Ayala Land, Inc.	126,100	64,149
Bank of the Philippine Islands (BPI)	39,130	68,395
BDO Unibank, Inc.	17,290	27,146
DMCI Holdings, Inc.	31,600	44,741
Globe Telecom, Inc.	650	17,296
Jollibee Food Corp.	10,300	27,384
Common Stocks - continued
	Shares	Value
Philippines - continued
Metropolitan Bank & Trust Co.	18,810	$ 40,774
Philippine Long Distance Telephone Co.	955	58,508
PNOC Energy Development Corp.	298,000	41,698
San Miguel Corp.	25,900	69,042
SM Investments Corp.	4,820	79,905
SM Prime Holdings, Inc.	152,400	60,360
Yala Corp.	4,360	44,463
TOTAL PHILIPPINES		784,871
Poland - 1.3%
Bank Handlowy w Warszawie SA	950	22,839
Bank Polska Kasa Opieki SA	2,386	112,529
BRE Bank SA (a)	260	23,823
ENEA SA	3,363	17,759
Get Bank SA (a)	32,389	19,518
Getin Holding SA (a)	15,326	11,131
Globe Trade Centre SA (a)	3,336	7,629
ING Bank Slaski SA	1,050	26,958
KGHM Polska Miedz SA (Bearer)	3,614	159,096
Polish Oil & Gas Co.	46,554	60,242
Polska Grupa Energetyczna SA	18,379	110,054
Polski Koncern Naftowy Orlen SA (a)	7,493	87,432
Powszechna Kasa Oszczednosci Bank SA	15,844	169,850
Powszechny Zaklad Ubezpieczen SA	1,441	145,702
Tauron Polska Energia SA	33,498	49,616
Telekomunikacja Polska SA	15,520	81,219
TVN SA	3,669	11,148
TOTAL POLAND		1,116,545
Russia - 6.4%
Aeroflot - Russian Airlines (a)	9,700	16,120
Federal Grid Co. Unified Energy System JSC (a)	5,100,000	46,571
Gazprom OAO sponsored ADR (Reg. S)	114,615	1,322,657
Inter Rao Ues JSC (a)	29,900,000	27,720
Interregional Distribution Grid Companies Holding JSC (a)	341,740	31,287
Lukoil Oil Co. sponsored ADR (United Kingdom)	15,481	949,759
Magnitogorsk Iron & Steel Works OJSC unit	1,999	10,555
Mobile TeleSystems OJSC sponsored ADR	12,000	234,720
Mosenergo AO (a)	361,337	21,784
Norilsk Nickel OJSC ADR	11,958	212,135
NOVATEK OAO GDR (Reg. S)	2,189	278,222
Novolipetsk Steel OJSC GDR (Reg. S)	1,809	39,074
Common Stocks - continued
	Shares	Value
Russia - continued
OGK-4 OJSC (a)	397,201	$ 35,905
PIK Group GDR (Reg. S) unit (a)	3,500	8,085
Raspadskaya OAO (a)	5,552	18,446
Rosneft Oil Co. OJSC GDR (Reg. S)	45,970	327,996
Rostelecom sponsored ADR (a)	5,764	163,006
RusHydro JSC sponsored ADR	30,050	104,574
Sberbank (Savings Bank of the Russian Federation)	39,030	124,953
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	42,815	554,454
Severstal JSC GDR (Reg. S)	4,100	55,473
Surgutneftegaz JSC sponsored ADR	16,360	163,273
Tatneft OAO sponsored ADR	6,570	243,090
TGK-1 OAO (a)	38,530,033	11,324
TMK OAO GDR (Reg. S)	2,003	26,860
Uralkali JSC GDR (Reg. S)	5,928	224,375
VTB Bank JSC unit	27,500	115,252
TOTAL RUSSIA		5,367,670
South Africa - 10.0%
Absa Group Ltd.	8,506	174,976
Adcock Ingram Holdings Ltd.	4,250	33,315
Aeci Ltd.	2,410	27,542
African Bank Investments Ltd.	19,888	99,338
African Oxygen Ltd.	3,701	9,088
African Rainbow Minerals Ltd.	2,133	49,637
Allied Technologies Ltd.	1,005	7,067
Anglo Platinum Ltd.	1,970	127,652
AngloGold Ashanti Ltd.	8,915	305,502
ArcelorMittal South Africa Ltd.	6,022	45,680
Aspen Pharmacare Holdings Ltd.	8,395	135,671
Aveng Ltd.	10,966	56,057
AVI Ltd.	8,371	51,875
Barloworld Ltd.	6,030	75,976
Bidvest Group Ltd.	7,377	174,371
Capital Property Fund	38,341	45,696
Capitec Bank Holdings Ltd.	926	26,430
Clicks Group Ltd.	7,655	46,040
Discovery Holdings Ltd.	6,539	43,296
Exxaro Resources Ltd.	2,867	76,301
FirstRand Ltd.	98,653	320,514
Foschini Ltd.	5,557	92,007
Fountainhead Property Trust	19,741	18,909
Common Stocks - continued
	Shares	Value
South Africa - continued
Gold Fields Ltd.	17,969	$ 230,043
Grindrod Ltd.	5,770	11,536
Growthpoint Properties Ltd.	40,696	109,876
Harmony Gold Mining Co. Ltd.	10,536	102,393
Illovo Sugar Ltd.	4,010	12,966
Impala Platinum Holdings Ltd.	15,154	294,780
Imperial Holdings Ltd.	5,447	118,226
Investec Ltd.	6,130	35,174
JD Group Ltd.	6,215	38,834
JSE Ltd.	2,123	22,436
Kumba Iron Ore Ltd.	2,431	171,745
Lewis Group Ltd.	1,593	15,465
Liberty Holdings Ltd.	3,206	36,351
Life Healthcare Group Holdings Ltd.	18,991	65,631
Massmart Holdings Ltd.	2,260	48,553
Mediclinic International Ltd.	9,288	46,918
MMI Holdings Ltd.	28,916	65,096
Mondi Ltd.	3,549	32,716
Mpact Ltd.	4,100	8,972
Mr Price Group Ltd.	6,625	89,605
MTN Group Ltd.	45,782	799,861
Murray & Roberts Holdings Ltd. (a)	12,427	45,679
Nampak Ltd.	18,933	54,647
Naspers Ltd. Class N	9,957	599,686
Nedbank Group Ltd.	5,550	120,933
Netcare Ltd.	31,279	56,502
Northam Platinum Ltd.	5,692	24,413
Pick 'n Pay Stores Ltd.	6,269	36,294
Pick'n Pay Holdings Ltd.	3,712	9,330
Pretoria Portland Cement Co. Ltd.	13,925	55,464
Remgro Ltd.	11,000	186,200
Reunert Ltd.	4,181	38,703
RMB Holdings Ltd.	25,052	108,222
Royal Bafokeng Holdings (Pty) Ltd. (a)	2,682	20,862
Sanlam Ltd.	52,437	225,443
Santam Ltd.	1,294	28,648
Sappi Ltd. (a)	13,114	47,496
Sasol Ltd.	15,662	744,197
Shoprite Holdings Ltd.	13,154	227,295
Spar Group Ltd.	4,163	65,057
Standard Bank Group Ltd.	38,645	570,135
Steinhoff International Holdings Ltd.	41,662	151,907
Common Stocks - continued
	Shares	Value
South Africa - continued
Sun International Ltd.	2,569	$ 27,150
Telkom SA Ltd.	7,977	24,388
Tiger Brands Ltd.	3,655	133,926
Tongaat Hulett Ltd.	1,517	20,479
Truworths International Ltd.	10,709	114,277
Vodacom Group (Pty) Ltd.	11,007	152,977
Wilson Bayly Holmes-Ovcon Ltd.	639	11,169
Woolworths Holdings Ltd.	21,407	133,787
TOTAL SOUTH AFRICA		8,435,383
Taiwan - 12.2%
Acer, Inc.	65,000	74,687
Advanced Semiconductor Engineering, Inc.	158,000	159,176
Advantech Co. Ltd.	9,000	30,623
Asia Cement Corp.	62,000	74,749
ASUSTeK Computer, Inc.	18,000	182,130
AU Optronics Corp.	209,000	94,217
Capital Securities Corp.	66,195	23,726
Catcher Technology Co. Ltd.	18,000	115,452
Cathay Financial Holding Co. Ltd.	177,000	187,594
Cathay Real Estate Development Co. Ltd.	35,000	16,387
Chang Hwa Commercial Bank	104,000	57,788
Cheng Shin Rubber Industry Co. Ltd.	47,000	117,198
Cheng Uei Precision Industries Co. Ltd.	9,000	18,522
Chicony Electronics Co. Ltd.	10,000	19,551
Chimei Innolux Corp. (a)	162,000	67,234
China Airlines Ltd.	41,043	15,978
China Development Finance Holding Corp.	283,000	71,830
China Motor Co. Ltd.	18,000	14,910
China Steel Corp.	280,000	278,992
Chinatrust Financial Holding Co. Ltd.	276,051	176,586
Chunghwa Telecom Co. Ltd.	94,000	294,460
Compal Communications, Inc.	6,000	8,499
Compal Electronics, Inc.	98,000	112,941
Coretronic Corp.	14,000	11,837
Delta Electronics, Inc.	58,000	172,677
E.Sun Financial Holdings Co. Ltd.	66,000	35,088
Epistar Corp.	24,000	58,446
Eternal Chemical Co. Ltd.	11,000	8,602
EVA Airways Corp.	47,900	28,834
Evergreen Marine Corp. (Taiwan)	46,000	27,138
Far Eastern International Bank	45,000	17,904
Common Stocks - continued
	Shares	Value
Taiwan - continued
Far Eastern Textile Ltd.	82,000	$ 92,674
Far EasTone Telecommunications Co. Ltd.	38,000	82,765
Feng Hsin Iron & Steel Co.	15,000	25,313
First Financial Holding Co. Ltd.	148,000	88,836
Formosa Chemicals & Fibre Corp.	106,000	307,947
Formosa Petrochemical Corp.	46,000	143,420
Formosa Plastics Corp.	147,000	418,487
Formosa Taffeta Co. Ltd.	25,000	23,667
Foxconn Technology Co. Ltd.	29,000	102,452
Fubon Financial Holding Co. Ltd.	170,000	177,551
Giant Manufacturing Co. Ltd.	6,000	30,252
Hon Hai Precision Industry Co. Ltd. (Foxconn)	258,000	817,671
Hotai Motor Co. Ltd.	10,000	63,797
HTC Corp.	21,000	319,088
Hua Nan Financial Holdings Co. Ltd.	150,672	83,721
Inotera Memories, Inc. (a)	67,000	17,649
Inventec Corp.	54,000	20,837
KGI Securities Co. Ltd.	74,000	34,265
Largan Precision Co. Ltd.	3,000	47,745
LITE-ON IT Corp.	14,000	14,214
Lite-On Technology Corp.	60,000	73,366
Macronix International Co. Ltd.	72,000	23,807
MediaTek, Inc.	28,000	242,977
Mega Financial Holding Co. Ltd.	200,000	158,463
Nan Ya Plastics Corp.	193,000	398,511
Nan Ya Printed Circuit Board Corp.	8,000	15,009
Novatek Microelectronics Corp.	11,000	33,391
Oriental Union Chemical Corp.	16,000	19,592
Pegatron Corp.	38,000	55,133
Pou Chen Corp.	72,000	61,862
President Chain Store Corp.	20,000	107,700
President Securities Corp.	16,000	8,342
Quanta Computer, Inc.	72,000	189,662
Realtek Semiconductor Corp.	13,000	28,270
Shin Kong Financial Holding Co. Ltd. (a)	155,000	46,040
Siliconware Precision Industries Co. Ltd.	69,000	81,478
Sinopac Holdings Co.	151,000	51,533
Synnex Technology International Corp.	33,000	77,534
Taishin Financial Holdings Co. Ltd.	126,000	48,836
Taiwan Business Bank	79,000	24,062
Taiwan Cement Corp.	96,000	114,752
Taiwan Cooperative Financial Holding Co. Ltd. (a)	111,000	68,340
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Fertilizer Co. Ltd.	15,000	$ 36,014
Taiwan Glass Industry Corp.	40,000	39,925
Taiwan Mobile Co. Ltd.	42,900	138,610
Taiwan Secom Co.	6,000	12,348
Taiwan Semiconductor Manufacturing Co. Ltd.	568,000	1,681,869
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,800	168,264
Tatung Co. Ltd. (a)	57,000	15,641
TECO Electric & Machinery Co. Ltd.	51,000	37,434
Ton Yi Industrial Corp.	13,000	6,711
Transcend Information, Inc.	2,000	5,371
U-Ming Marine Transport Corp.	11,000	18,714
Unified-President Enterprises Corp.	115,000	179,275
Unimicron Technology Corp.	41,000	46,759
United Microelectronics Corp.	308,000	161,402
Vanguard International Semiconductor Corp.	24,000	11,483
Walsin Lihwa Corp.	80,000	23,351
Wan Hai Lines Ltd.	32,000	16,244
Waterland Financial Holdings Co. Ltd.	36,144	12,348
Winbond Electronics Corp. (a)	62,000	10,399
Wistron Corp.	48,000	72,193
Yageo Corp.	52,000	14,982
Yang Ming Marine Transport Corp.	40,900	17,395
Yuanta Financial Holding Co. Ltd.	243,570	116,960
Yuen Foong Yu Paper Manufacturing Co.	31,000	14,035
Yulon Motor Co. Ltd.	27,000	43,341
TOTAL TAIWAN		10,315,835
Thailand - 2.4%
Advanced Info Service PCL (For. Reg.)	26,400	157,087
Airports of Thailand PCL	2,800	5,645
Airports of Thailand PCL (For. Reg.)	6,400	12,902
Bangkok Bank Public Co. Ltd. (For. Reg.)	10,500	66,233
Bangkok Dusit Medical Service PCL	1,900	5,684
Bangkok Dusit Medical Service PCL (For. Reg.)	8,100	24,230
Bank of Ayudhya PCL	50,700	45,746
Bank of Ayudhya PCL (For. Reg.)	16,000	14,437
Banpu PCL (For. Reg.)	3,200	57,851
BEC World PCL (For. Reg.)	21,700	36,337
Big C Supercenter PCL (For. Reg.)	5,300	32,743
C.P. ALL PCL (For. Reg.)	52,800	131,335
Central Pattana PCL (For. Reg.)	13,100	21,404
Charoen Pokphand Foods PCL	7,100	9,407
Common Stocks - continued
	Shares	Value
Thailand - continued
Charoen Pokphand Foods PCL (For. Reg.)	69,800	$ 92,484
Delta Electronics PCL (For. Reg.)	22,500	18,070
Electricity Generating PCL (For. Reg.)	6,100	19,636
Glow Energy PCL (For. Reg.)	17,100	37,391
Indorama Ventures PCL	9,100	10,208
Indorama Ventures PCL (For. Reg.)	30,400	34,102
IRPC Public Co. Ltd. (For. Reg.)	225,300	31,940
Kasikornbank PCL (For. Reg.)	26,400	139,919
Krung Thai Bank PCL	10,600	6,204
Krung Thai Bank PCL (For. Reg.)	69,200	40,501
Land & House PCL	29,900	7,729
Land & House PCL (For. Reg.)	88,900	22,980
PTT Exploration and Production PCL	4,400	25,394
PTT Exploration and Production PCL (For. Reg.)	27,800	160,445
PTT Global Chemical PCL (For. Reg.)	41,239	92,186
PTT PCL	1,900	21,684
PTT PCL (For. Reg.)	17,400	198,582
Ratchaburi Electric Generating Holding PCL	4,700	6,380
Siam Cement PCL (For. Reg.)	6,400	86,984
Siam City Cement PCL (For. Reg.)	2,000	21,395
Siam Commercial Bank PCL (For. Reg.)	37,200	187,482
Siam Makro PCL (For. Reg.)	2,700	33,624
Thai Airways International PCL (For. Reg.)	14,600	12,699
Thai Oil PCL (For. Reg.)	19,400	42,578
Thai Union Frozen Products PCL:
rights 5/18/12 (a)	1,880	1,391
(For. Reg.)	9,400	22,235
TMB PCL (For. Reg.)	500,500	27,665
Total Access Communication PCL	13,500	36,214
TOTAL THAILAND		2,059,143
Turkey - 1.6%
Akbank T.A.S.	27,340	101,455
Anadolu Efes Biracilik ve Malt Sanayii A/S	5,309	74,785
Arcelik A/S	3,608	15,812
Asya Katilim Bankasi A/S (a)	24,574	25,036
Bim Birlesik Magazalar A/S JSC	1,823	76,002
Coca-Cola Icecek A/S	1,327	18,655
Dogan Sirketler Grubu Holding A/S (a)	32,412	15,311
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	14,568	19,153
Enka Insaat ve Sanayi A/S	12,047	37,711
Eregli Demir ve Celik Fabrikalari T.A.S.	37,636	52,052
Common Stocks - continued
	Shares	Value
Turkey - continued
Ford Otomotiv Sanayi A/S	2,128	$ 19,560
Haci Omer Sabanci Holding A/S	15,800	65,646
Koc Holding A/S	18,664	69,260
Tofas Turk Otomobil Fabrikasi A/S	2,665	11,801
Tupras-Turkiye Petrol Rafinerileri A/S	2,072	43,280
Turk Hava Yollari AO	23,686	36,264
Turk Sise ve Cam Fabrikalari A/S	11,518	19,666
Turk Telekomunikasyon A/S	12,933	56,678
Turkcell Iletisim Hizmet A/S (a)	21,641	107,629
Turkiye Garanti Bankasi A/S	51,150	188,064
Turkiye Halk Bankasi A/S	9,966	69,768
Turkiye Is Bankasi A/S Series C	36,078	82,546
Turkiye Vakiflar Bankasi TAO	33,589	60,219
Yapi ve Kredi Bankasi A/S (a)	25,277	46,756
TOTAL TURKEY		1,313,109
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC (a)	25,061	22,516
Air Arabia PJSC (a)	72,187	11,615
Aldar Properties PJSC (a)	36,954	11,570
Dana Gas PJSC (a)	110,562	13,546
DP World Ltd.	5,739	65,769
Dubai Financial Market PJSC (a)	58,021	17,850
Dubai Islamic Bank Pakistan Ltd. (a)	16,694	8,954
Emaar Properties (a)	61,452	54,710
First Gulf Bank PJSC	10,926	26,772
TOTAL UNITED ARAB EMIRATES		233,302
TOTAL COMMON STOCKS (Cost $73,563,853)		75,042,750
Government Obligations - 1.2%
Principal Amount
United States of America - 1.2%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 5/3/12 to 7/19/12 (c) (Cost $999,911)	$ 1,000,000	999,909
Money Market Funds - 9.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b) (Cost $7,924,089)	7,924,089	$ 7,924,089
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $82,487,853)		83,966,748
NET OTHER ASSETS (LIABILITIES) - 0.6%		507,772
NET ASSETS - 100%		$ 84,474,520
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
32 NYSE E-mini MSCI Emerging Markets Index Contracts	June 2012	$ 1,631,040	$ 8,599

The face value of futures purchased as a percentage of net assets is 1.9%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to FTSE All World Series India TR Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with JPMorgan Chase, Inc.	Jan. 2013	$ 6,799,599	$ (160,112)
Receive monthly a return equal to FTSE All World Series India TR Index and pay monthly a floating rate based on 1-month LIBOR plus 50 basis points with JPMorgan Chase, Inc.	Jan. 2013	601,317	1,480
Receive monthly a return equal to FTSE All World Series India TR Index and pay monthly a floating rate based on 1-month LIBOR with JPMorgan Chase, Inc.	Jan. 2013	500,249	(11,800)
		$ 7,901,165	$ (170,432)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,992.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,812
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,317,719	$ 4,317,719	$ -	$ -
Consumer Staples	6,352,675	6,351,171	1,504	-
Energy	11,829,587	8,958,482	2,871,105	-
Financials	20,156,055	19,671,211	484,844	-
Health Care	663,702	663,702	-	-
Industrials	4,644,482	4,644,482	-	-
Information Technology	6,253,841	4,075,699	2,178,142	-
Materials	10,222,562	9,530,716	691,846	-
Telecommunication Services	7,634,407	4,994,084	2,640,323	-
Utilities	2,967,720	2,915,631	52,089	-
Government Obligations	999,909	-	999,909	-
Money Market Funds	7,924,089	7,924,089	-	-
Total Investments in Securities:	$ 83,966,748	$ 74,046,986	$ 9,919,762	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 8,599	$ 8,599	$ -	$ -
Swap Agreements	1,480	-	1,480	-
Total Assets	$ 10,079	$ 8,599	$ 1,480	$ -
Liabilities
Swap Agreements	$ (171,912)	$ -	$ (171,912)	$ -
Total Derivative Instruments:	$ (161,833)	$ 8,599	$ (170,432)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,745
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(1,745)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 8,599	$ -
Swap Agreements (b)	1,480	(171,912)
Total Value of Derivatives	$ 10,079	$ (171,912)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $74,563,764)	$ 76,042,659
Fidelity Central Funds (cost $7,924,089)	7,924,089
Total Investments (cost $82,487,853)		$ 83,966,748
Cash		21,757
Foreign currency held at value (cost $596,053)		596,049
Receivable for investments sold		14,361
Receivable for fund shares sold		502,281
Dividends receivable		154,570
Distributions receivable from Fidelity Central Funds		972
Swap agreements, at value		1,480
Receivable from investment adviser for expense reductions		9,144
Total assets		85,267,362

Liabilities
Payable for investments purchased	$ 262,419
Payable for fund shares redeemed	327,995
Swap agreements, at value	171,912
Accrued management fee	17,006
Payable for daily variation margin on futures contracts	756
Other affiliated payables	12,154
Other payables and accrued expenses	600
Total liabilities		792,842

Net Assets		$ 84,474,520
Net Assets consist of:
Paid in capital		$ 83,037,840
Undistributed net investment income		485,335
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(362,024)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,313,369
Net Assets		$ 84,474,520

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($53,658,174 ÷ 5,441,418 shares)	$ 9.86

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($30,660,958 ÷ 3,107,088 shares)	$ 9.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,179 ÷ 4,271 shares)	$ 9.88

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($113,209 ÷ 11,462 shares)	$ 9.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 619,406
Interest		207
Income from Fidelity Central Funds		3,812
Income before foreign taxes withheld		623,425
Less foreign taxes withheld		(44,765)
Total income		578,660

Expenses
Management fee	$ 70,148
Transfer agent fees	46,158
Independent trustees' compensation	84
Total expenses before reductions	116,390
Expense reductions	(36,923)	79,467
Net investment income (loss)		499,193
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(41,055)
Foreign currency transactions	(11,027)
Futures contracts	80,627
Swap agreements	(181,891)
Total net realized gain (loss)		(153,346)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $544)	1,128,872
Assets and liabilities in foreign currencies	(21,309)
Futures contracts	(29,325)
Swap agreements	(311,155)
Total change in net unrealized appreciation (depreciation)		767,083
Net gain (loss)		613,737
Net increase (decrease) in net assets resulting from operations		$ 1,112,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	For the period September 8, 2011 (commencement of operations) to October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 499,193	$ 68,400
Net realized gain (loss)	(153,346)	(146,087)
Change in net unrealized appreciation (depreciation)	767,083	546,286
Net increase (decrease) in net assets resulting from operations	1,112,930	468,599
Distributions to shareholders from net realized gain	(144,849)	-
Share transactions - net increase (decrease)	49,248,913	33,777,627
Redemption fees	11,300	-
Total increase (decrease) in net assets	50,228,294	34,246,226

Net Assets
Beginning of period	34,246,226	-
End of period (including undistributed net investment income of $485,335 and accumulated net investment loss of $13,858, respectively)	$ 84,474,520	$ 34,246,226

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.02
Net realized and unrealized gain (loss)	.27	(.48) H
Total from investment operations	.35	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, K	-	-
Net asset value, end of period	$ 9.86	$ 9.54
Total Return B, C	3.73%	(4.60)%
Ratios to Average Net Assets E, J
Expenses before reductions	.46% A	.46% A
Expenses net of fee waivers, if any	.33% A	.33% A
Expenses net of all reductions	.33% A	.33% A
Net investment income (loss)	1.73% A	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,658	$ 14,188
Portfolio turnover rate F	12% A	-% G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.02
Net realized and unrealized gain (loss)	.27	(.48) H
Total from investment operations	.36	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, K	-	-
Net asset value, end of period	$ 9.87	$ 9.54
Total Return B, C	3.83%	(4.60)%
Ratios to Average Net Assets E, J
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.22% A	.22% A
Expenses net of all reductions	.22% A	.22% A
Net investment income (loss)	1.84% A	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,661	$ 10,517
Portfolio turnover rate F	12% A	-% G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.03
Net realized and unrealized gain (loss)	.28	(.49) H
Total from investment operations	.37	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, K	-	-
Net asset value, end of period	$ 9.88	$ 9.54
Total Return B, C	3.94%	(4.60)%
Ratios to Average Net Assets E, J
Expenses before reductions	.28% A	.28% A
Expenses net of fee waivers, if any	.15% A	.15% A
Expenses net of all reductions	.15% A	.15% A
Net investment income (loss)	1.91% A	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42	$ 4,771
Portfolio turnover rate F	12% A	-% G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.03
Net realized and unrealized gain (loss)	.28	(.49) H
Total from investment operations	.37	(.46)
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, K	-	-
Net asset value, end of period	$ 9.88	$ 9.54
Total Return B, C	3.94%	(4.60)%
Ratios to Average Net Assets E, J
Expenses before reductions	.25% A	.25%A
Expenses net of fee waivers, if any	.12%A	.12%A
Expenses net of all reductions	.12%A	.12%A
Net investment income (loss)	1.94%A	1.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 4,771
Portfolio turnover rateF	12%A	-%G, L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.0	1.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.9	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.9	0.9
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.9	0.6
Novartis AG (Switzerland, Pharmaceuticals)	0.8	0.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.8	0.8
BHP Billiton Ltd. (Australia, Metals & Mining)	0.8	0.8
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8	0.8
Toyota Motor Corp. (Japan, Automobiles)	0.7	0.6
	8.9
Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	22.5
Materials	11.4	11.5
Energy	11.2	11.1
Industrials	9.7	9.1
Consumer Staples	10.0	9.1
Consumer Discretionary	8.3	8.3
Health Care	6.1	5.9
Information Technology	6.0	5.5
Telecommunication Services	6.0	6.3
Utilities	3.3	3.6
Geographic Diversification (% of fund's net assets)
As of April 30, 2012
United Kingdom 14.5%
Japan 13.9%
Canada 8.0%
Australia 5.7%
France 5.5%
Switzerland 5.5%
Germany 5.5%
Korea (South) 3.5%
Brazil 3.2%
Other 34.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures and swaps contracts, if applicable.
As of October 31, 2011
United Kingdom 14.1%
Japan 13.4%
Canada 7.8%
France 5.8%
Australia 5.8%
Switzerland 5.4%
Germany 5.3%
Brazil 3.4%
Korea (South) 3.3%
Other 35.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures and swaps contracts, if applicable.

Semiannual Report

Spartan Global ex U.S. Index Fund

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Australia - 5.7%
AGL Energy Ltd.	1,667	$ 26,017
Alumina Ltd.	9,890	11,812
Amcor Ltd.	4,340	34,003
AMP Ltd.	9,739	43,326
APA Group unit	2,200	11,965
Asciano Ltd. unit	3,140	15,474
ASX Ltd.	562	18,737
Australia & New Zealand Banking Group Ltd.	9,373	233,487
Bendigo & Adelaide Bank Ltd.	2,537	19,903
BHP Billiton Ltd.	11,420	423,724
Boral Ltd.	2,316	9,121
Brambles Ltd.	5,049	38,032
Caltex Australia Ltd.	410	5,882
Campbell Brothers Ltd.	200	14,288
CFS Retail Property Trust	7,297	14,635
Coca-Cola Amatil Ltd.	2,052	26,617
Cochlear Ltd.	225	15,389
Commonwealth Bank of Australia	5,619	304,240
Computershare Ltd.	1,697	14,869
Crown Ltd.	1,242	11,775
CSL Ltd.	1,859	71,003
DEXUS Property Group unit	19,254	18,756
Echo Entertainment Group Ltd.	2,789	13,076
Fortescue Metals Group Ltd.	4,491	26,389
Goodman Group unit	5,330	19,991
Harvey Norman Holdings Ltd.	1,286	2,706
Iluka Resources Ltd.	1,520	26,921
Incitec Pivot Ltd.	5,315	18,107
Insurance Australia Group Ltd.	7,533	27,783
John Fairfax Holdings Ltd.	7,386	5,310
Leighton Holdings Ltd.	593	12,721
Lend Lease Group unit	1,826	14,173
Lynas Corp. Ltd. (a)	5,229	6,129
Macquarie Group Ltd.	1,234	37,554
Metcash Ltd.	3,156	13,021
Mirvac Group unit	11,354	15,319
National Australia Bank Ltd.	7,824	205,661
Newcrest Mining Ltd.	2,762	75,681
Orica Ltd.	1,282	35,889
Origin Energy Ltd.	3,949	54,555
OZ Minerals Ltd.	1,295	12,588
Qantas Airways Ltd. (a)	3,340	5,689
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	4,055	$ 58,470
QR National Ltd.	6,342	24,051
Ramsay Health Care Ltd.	419	8,744
Rio Tinto Ltd.	1,537	106,248
Santos Ltd.	3,235	47,253
Sims Metal Management Ltd.	718	10,557
Sonic Healthcare Ltd.	1,455	19,115
SP AusNet unit	5,991	6,897
Stockland Corp. Ltd. unit	8,539	27,579
Suncorp-Metway Ltd.	4,513	38,273
Sydney Airport unit	845	2,562
Tabcorp Holdings Ltd.	3,301	9,870
Tattersall's Ltd.	5,324	14,311
Telstra Corp. Ltd.	14,929	55,060
The GPT Group unit	5,695	19,402
Toll Holdings Ltd.	2,595	15,843
Transurban Group unit	4,679	28,615
Wesfarmers Ltd.	3,539	111,646
Westfield Group unit	7,739	74,501
Westfield Retail Trust unit	10,441	29,588
Westpac Banking Corp.	10,780	255,284
Whitehaven Coal Ltd.	1,600	8,868
Woodside Petroleum Ltd.	2,212	80,476
Woolworths Ltd.	4,327	116,940
WorleyParsons Ltd.	625	18,395
TOTAL AUSTRALIA		3,200,866
Austria - 0.2%
Erste Bank AG	630	14,507
IMMOFINANZ Immobilien Anlagen AG	3,872	13,614
OMV AG	639	21,634
Osterreichische Elektrizitatswirtschafts AG	231	6,466
Raiffeisen International Bank-Holding AG	150	4,981
Telekom Austria AG	1,128	12,373
Vienna Insurance Group AG Wien	121	4,934
Voestalpine AG	470	15,216
TOTAL AUSTRIA		93,725
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	4,949	17,977
Bailiwick of Jersey - 0.6%
Experian PLC	3,615	57,062
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Glencore International PLC	5,057	$ 34,933
Petrofac Ltd.	960	27,034
Randgold Resources Ltd.	323	28,673
Shire PLC	1,979	64,509
Wolseley PLC	971	36,926
WPP PLC	4,528	61,321
TOTAL BAILIWICK OF JERSEY		310,458
Belgium - 0.7%
Ageas	8,893	16,187
Anheuser-Busch InBev SA NV	2,847	205,214
Bekaert SA	130	3,851
Belgacom SA	583	16,562
Colruyt NV	320	13,111
Delhaize Group SA	405	19,717
Groupe Bruxelles Lambert SA	258	17,900
KBC Groupe SA	556	10,753
Mobistar SA	94	3,555
Solvay SA Class A	222	27,017
UCB SA	341	15,928
Umicore SA	430	23,336
TOTAL BELGIUM		373,131
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	10,000	10,852
Cheung Kong Infrastructure Holdings Ltd.	2,000	11,871
China Gas Holdings Ltd.	8,000	3,980
China Resources Gas Group Ltd.	2,000	3,887
China Yurun Food Group Ltd.	4,000	5,119
Cosco Pacific Ltd.	6,000	8,739
Credicorp Ltd. (NY Shares)	240	31,418
First Pacific Co. Ltd.	10,000	10,865
GOME Electrical Appliances Holdings Ltd.	31,000	5,594
Haier Electronics Group Co. Ltd. (a)	4,000	4,186
Huabao International Holdings Ltd.	8,000	4,104
Kerry Properties Ltd.	3,000	13,707
Kunlun Energy Co. Ltd.	8,000	14,106
Li & Fung Ltd.	20,000	42,791
Nine Dragons Paper (Holdings) Ltd.	8,000	6,599
Noble Group Ltd.	13,000	12,394
NWS Holdings Ltd.	4,127	6,234
Orient Overseas International Ltd.	1,000	6,831
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	1,138	$ 44,050
Shangri-La Asia Ltd.	6,000	12,744
Sihuan Pharmaceutical Holdings Group Ltd.	8,000	3,042
Sinofert Holdings Ltd.	8,000	1,743
Skyworth Digital Holdings Ltd.	4,082	1,673
Yue Yuen Industrial (Holdings) Ltd.	3,000	10,053
TOTAL BERMUDA		276,582
Brazil - 3.2%
AES Tiete SA (PN) (non-vtg.)	400	5,603
All America Latina Logistica SA	2,000	9,107
Amil Participacoes SA	600	5,839
Anhanguera Educacional Participacoes SA	400	5,318
Banco Bradesco SA (PN)	6,700	107,663
Banco do Brasil SA	2,000	24,741
Banco Do Est Rio Grande Sul SA	600	5,200
Banco Santander SA (Brasil) unit	2,800	22,827
BM&F Bovespa SA	6,800	38,243
BR Malls Participacoes SA	1,600	19,877
Bradespar SA (PN)	900	16,478
Brasil Foods SA	2,400	43,879
Braskem SA (PN-A)	700	4,921
Brookfield Incorporacoes SA	600	1,580
Centrais Eletricas Brasileiras SA (Electrobras)	900	7,696
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	900	10,817
Cetip SA	600	9,245
Cia.Hering SA	400	9,926
Cielo SA	960	28,808
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
rights 5/31/12 (a)	2	3
(PN)	400	18,571
Companhia de Bebidas das Americas (AmBev):
rights 6/1/12 (a)	6	49
(PN)	2,700	113,728
Companhia de Concessoes Rodoviarias	3,200	24,846
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	400	15,705
Companhia de Transmissao de Energia Eletrica Paulista (PN)	100	3,228
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,750	34,685
Companhia Energetica de Sao Paulo Series A	500	9,522
Companhia Paranaense de Energia-Copel (PN-B)	300	7,600
Companhia Siderurgica Nacional SA (CSN)	2,700	23,159
Common Stocks - continued
	Shares	Value
Brazil - continued
Cosan SA Industria e Comercio	400	$ 6,946
CPFL Energia SA	700	9,787
Cyrela Brazil Realty SA	900	7,271
Diagnosticos da America SA	800	5,771
Drogasil SA	700	7,543
Duratex SA	900	5,288
Ecorodovias Infraestrutura e Logistica SA	700	5,839
Eletropaulo Metropolitana SA (PN-B)	300	4,589
Embraer SA	1,800	15,524
Energias do Brasil SA	1,100	7,692
Fibria Celulose SA	600	4,829
Gerdau SA (PN)	3,100	29,144
Gol Linhas Aereas Inteligentes SA (PN)	400	2,130
HRT Participacoes em Petroleo SA GDR (a)	900	2,524
Hypermarcas SA	900	5,774
Itau Unibanco Banco Multiplo SA	8,100	127,482
Itausa-Investimentos Itau SA:
rights 5/31/12 (a)	114	34
(PN)	9,460	44,964
JBS SA (a)	2,400	9,443
Klabin SA (PN) (non-vtg.)	1,400	6,713
Light SA	200	2,602
Localiza Rent A Car SA	500	8,538
Lojas Americanas SA (PN)	1,000	9,401
Lojas Renner SA	400	12,857
Metalurgica Gerdau SA (PN)	1,100	13,417
MMX Mineracao e Metalicos SA (a)	600	2,789
MRV Engenharia e Participacoes SA	1,000	5,818
Multiplan Empreendimentos Imobiliarios SA	300	7,082
Natura Cosmeticos SA	700	16,066
Odontoprev SA	900	4,802
OGX Petroleo e Gas Participacoes SA (a)	4,400	30,539
Oi SA	633	4,281
Oi SA (PN)	3,348	20,181
PDG Realty SA Empreendimentos e Participacoes	3,600	8,499
Petroleo Brasileiro SA - Petrobras:
(ON)	10,600	124,510
(PN) (non-vtg.)	15,100	168,654
Porto Seguro SA	400	3,943
Redecard SA	1,300	21,892
Rossi Residencial SA	400	1,679
Souza Cruz Industria e Comercio	1,400	21,806
Common Stocks - continued
	Shares	Value
Brazil - continued
Sul America SA unit	305	$ 2,496
Suzano Papel e Celulose SA	500	1,889
TAM SA (PN) (ltd. vtg.)	300	7,257
Telefonica Brasil SA	1,100	31,393
TIM Participacoes SA	3,100	18,442
Totvs SA	400	7,796
Tractebel Energia SA	400	6,893
Ultrapar Participacoes SA	1,200	27,259
Usinas Siderurgicas de Minas Gerais SA - Usiminas	500	4,774
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	1,900	10,885
Vale SA	4,600	102,804
Vale SA (PN-A)	7,100	154,392
TOTAL BRAZIL		1,803,787
Canada - 8.0%
Agnico-Eagle Mines Ltd. (Canada)	667	26,646
Agrium, Inc.	575	50,657
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	453	19,652
ARC Resources Ltd.	1,105	22,754
Athabasca Oil Sands Corp. (a)	1,179	13,846
Bank of Montreal	2,269	134,773
Bank of Nova Scotia	3,886	215,594
Barrick Gold Corp.	3,523	142,525
Baytex Energy Corp.	443	23,416
BCE, Inc.	905	36,667
Bell Aliant, Inc.	256	6,780
Bombardier, Inc. Class B (sub. vtg.)	5,528	23,394
Bonavista Energy Corp.	613	11,059
Brookfield Asset Management, Inc. Class A	1,984	65,481
Brookfield Properties Corp.	828	14,997
CAE, Inc.	1,077	11,776
Cameco Corp.	1,386	30,674
Canadian Imperial Bank of Commerce	1,418	106,994
Canadian National Railway Co.	1,560	133,139
Canadian Natural Resources Ltd.	3,835	133,250
Canadian Oil Sands Ltd.	1,678	37,085
Canadian Pacific	635	49,148
Canadian Tire Ltd. Class A (non-vtg.)	299	20,914
Canadian Utilities Ltd. Class A (non-vtg.)	288	20,290
Cenovus Energy, Inc.	2,666	96,761
Centerra Gold, Inc.	472	6,112
Common Stocks - continued
	Shares	Value
Canada - continued
CGI Group, Inc. Class A (sub. vtg.) (a)	748	$ 16,789
CI Financial Corp.	615	14,725
Crescent Point Energy Corp.	1,046	45,705
Eldorado Gold Corp.	2,362	33,478
Empire Co. Ltd. Class A (non-vtg.)	90	5,297
Enbridge, Inc.	2,610	109,368
Encana Corp.	2,746	57,519
Enerplus Corp.	644	11,918
Fairfax Financial Holdings Ltd. (sub. vtg.)	72	29,521
Finning International, Inc.	687	19,196
First Quantum Minerals Ltd.	1,660	34,486
Fortis, Inc.	595	20,638
Franco-Nevada Corp.	512	22,968
George Weston Ltd.	205	13,102
Gildan Activewear, Inc.	354	10,196
Goldcorp, Inc.	2,843	108,885
Great-West Lifeco, Inc.	1,065	26,955
H&R REIT/H&R Finance Trust	300	7,411
Husky Energy, Inc.	1,201	31,334
IAMGOLD Corp.	1,493	18,516
IGM Financial, Inc.	425	19,943
Imperial Oil Ltd.	1,023	47,631
Industrial Alliance Life Insurance Co.	395	12,597
Inmet Mining Corp.	218	11,993
Intact Financial Corp.	462	29,832
Ivanhoe Mines Ltd. (a)	949	11,078
Kinross Gold Corp.	4,276	38,312
Loblaw Companies Ltd.	381	12,864
Magna International, Inc. Class A (sub. vtg.)	742	32,520
Manulife Financial Corp.	6,494	88,822
MEG Energy Corp. (a)	410	17,853
Metro, Inc. Class A (sub. vtg.)	367	20,250
National Bank of Canada	550	42,931
New Gold, Inc. (a)	1,641	14,952
Nexen, Inc.	1,822	35,213
Niko Resources Ltd.	138	5,815
Onex Corp. (sub. vtg.)	367	14,576
Open Text Corp. (a)	226	12,671
Osisko Mining Corp. (a)	1,138	11,717
Pacific Rubiales Energy Corp.	929	26,654
Pan American Silver Corp.	505	9,821
Pembina Pipeline Corp.	1,000	30,251
Common Stocks - continued
	Shares	Value
Canada - continued
Pengrowth Energy Corp.	1,189	$ 10,689
Penn West Petroleum Ltd.	1,642	28,144
Potash Corp. of Saskatchewan, Inc.	3,024	128,583
Power Corp. of Canada (sub. vtg.)	1,260	34,888
Power Financial Corp.	930	27,869
Precision Drilling Corp. (a)	750	6,910
Progress Energy Resources Corp.	593	6,526
Research In Motion Ltd. (a)	1,791	25,611
RioCan (REIT)	511	14,041
Ritchie Brothers Auctioneers, Inc.	293	6,200
Rogers Communications, Inc. Class B (non-vtg.)	1,433	53,490
Royal Bank of Canada	5,135	296,793
Saputo, Inc.	538	25,148
Shaw Communications, Inc. Class B	1,354	27,909
Shoppers Drug Mart Corp.	753	32,445
Silver Wheaton Corp.	1,238	37,801
SNC-Lavalin Group, Inc.	557	20,944
Sun Life Financial, Inc.	2,171	53,234
Suncor Energy, Inc.	5,549	183,309
Talisman Energy, Inc.	3,751	49,064
Teck Resources Ltd. Class B (sub. vtg.)	2,024	75,530
TELUS Corp.	231	13,871
TELUS Corp. (non-vtg.)	525	30,812
The Toronto-Dominion Bank	3,223	272,425
Thomson Reuters Corp.	1,303	38,942
Tim Hortons, Inc.	371	21,403
Tim Hortons, Inc. (Canada)	186	10,737
TMX Group, Inc.	293	13,378
Tourmaline Oil Corp. (a)	420	10,124
TransAlta Corp.	686	11,376
TransCanada Corp.	2,465	108,458
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,009	56,132
Vermilion Energy, Inc.	293	14,209
Viterra, Inc.	1,232	19,844
Yamana Gold, Inc.	2,567	37,657
TOTAL CANADA		4,445,183
Cayman Islands - 0.9%
Agile Property Holdings Ltd.	4,000	5,228
Alibaba.com Ltd. (a)	4,000	6,867
Anta Sports Products Ltd.	2,000	1,977
ASM Pacific Technology Ltd.	600	8,128
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Belle International Holdings Ltd.	16,000	$ 31,387
Bosideng International Holdings Ltd.	12,000	3,465
China Dongxiang Group Co. Ltd.	17,000	2,301
China Mengniu Dairy Co. Ltd.	4,000	12,373
China Resources Cement Holdings Ltd.	6,000	4,764
China Resources Land Ltd.	8,000	15,405
China Rongsheng Heavy Industry Group Co. Ltd.	7,000	1,750
China Shanshui Cement Group Ltd.	6,000	4,864
China State Construction International Holdings Ltd.	4,000	3,697
China ZhengTong Auto Services Holdings Ltd. (a)	2,000	1,975
China Zhongwang Holdings Ltd.	6,400	2,640
Country Garden Holdings Co. Ltd.	13,000	5,647
Daphne International Holdings Ltd.	4,000	5,712
Dongyue Group Co. Ltd.	4,000	2,995
Enn Energy Holdings Ltd.	4,000	14,075
Evergrande Real Estate Group Ltd.	16,000	9,259
Foxconn International Holdings Ltd. (a)	6,000	2,846
GCL-Poly Energy Holdings Ltd.	21,000	5,440
Geely Automobile Holdings Ltd.	10,000	3,725
Golden Eagle Retail Group Ltd. (H Shares)	2,000	5,246
Hengan International Group Co. Ltd.	2,500	26,470
Hengdeli Holdings Ltd.	12,000	4,810
Intime Department Store Group Co. Ltd.	5,000	6,316
Kingboard Chemical Holdings Ltd.	2,000	5,607
Lee & Man Paper Manufacturing Ltd.	9,000	4,222
Lifestyle International Holdings Ltd.	2,000	4,692
Longfor Properties Co. Ltd.	4,000	6,362
Lonking Holdings Ltd.	7,000	2,544
MStar Semiconductor, Inc.	2,000	11,902
Parkson Retail Group Ltd.	4,000	4,475
Renhe Commercial Holdings Co. Ltd.	44,000	2,552
Sands China Ltd.	8,400	33,021
Sany Heavy Equipment International Holdings Co. Ltd.	3,000	2,316
Semiconductor Manufacturing International Corp. (a)	53,000	2,625
Shimao Property Holdings Ltd.	5,000	6,612
Shui On Land Ltd.	7,500	3,142
SOHO China Ltd.	7,000	5,440
Tencent Holdings Ltd.	3,600	113,123
Tingyi (Cayman Islands) Holding Corp.	8,000	21,344
TPK Holdings Co.	1,000	12,348
Want Want China Holdings Ltd.	20,000	24,540
Wynn Macau Ltd.	6,000	19,256
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Yingde Gases Group Co. Ltd.	3,500	$ 4,069
Zhongsheng Group Holdings Ltd. Class H	1,500	2,981
TOTAL CAYMAN ISLANDS		492,535
Chile - 0.4%
AES Gener SA	8,660	5,481
Banco de Chile	67,476	10,641
Banco de Credito e Inversiones	118	8,489
Banco Santander Chile	238,600	18,838
CAP SA	316	13,256
Cencosud SA	2,981	18,988
Colbun SA	25,266	7,188
Compania Cervecerias Unidas SA	510	7,312
Compania de Petroleos de Chile SA (COPEC)	1,423	23,057
CorpBanca SA	464,552	6,349
E-CL SA	1,888	5,050
Empresa Nacional de Electricidad SA	11,836	21,566
Empresa Nacional de Telecomunicaciones SA (ENTEL)	333	6,599
Empresas CMPC SA	3,633	14,933
Enersis SA	51,217	20,894
Lan Airlines SA	526	14,909
SACI Falabella	1,226	12,030
Sociedad Quimica y Minera de Chile SA (PN-B)	315	18,442
Vina Concha y Toro SA	1,386	2,943
TOTAL CHILE		236,965
China - 2.3%
Agricultural Bank China Ltd. (H Shares)	64,000	30,438
Air China Ltd. (H Shares)	8,000	5,805
Aluminum Corp. of China Ltd. (H Shares)	18,000	8,664
Angang Steel Co. Ltd. (H Shares)	6,000	4,106
Anhui Conch Cement Co. Ltd. (H Shares)	4,500	15,080
AviChina Industry & Technology Co. Ltd.	4,000	1,846
Bank Communications Co. Ltd. (H Shares)	26,000	20,107
Bank of China Ltd. (H Shares)	238,000	99,695
BBMG Corp. (H Shares)	2,500	2,159
Beijing Capital International Airport Co. Ltd. (H Shares)	6,000	3,921
BYD Co. Ltd. (H Shares) (a)	1,500	3,954
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	4,200	6,269
China BlueChemical Ltd. (H Shares)	8,000	5,723
China CITIC Bank Corp. Ltd. (H Shares)	24,000	15,281
China Coal Energy Co. Ltd. (H Shares)	16,000	18,374
Common Stocks - continued
	Shares	Value
China - continued
China Communications Construction Co. Ltd. (H Shares)	18,000	$ 18,096
China Communications Services Corp. Ltd. (H Shares)	6,000	3,086
China Construction Bank Corp. (H Shares)	214,000	166,596
China Cosco Holdings Co. Ltd. (H Shares)	8,500	4,930
China International Marine Containers (Group) Ltd. (B Shares)	2,100	3,080
China Life Insurance Co. Ltd. (H Shares)	26,000	69,226
China Longyuan Power Grid Corp. Ltd. (H Shares)	8,000	6,321
China Merchants Bank Co. Ltd. (H Shares)	14,000	30,387
China Minsheng Banking Corp. Ltd. (H Shares)	18,000	18,676
China Molybdenum Co. Ltd. (H Shares)	5,000	1,946
China National Building Materials Co. Ltd. (H Shares)	10,000	13,508
China Oilfield Services Ltd. (H Shares)	6,000	9,728
China Pacific Insurance Group Co. Ltd. (H Shares)	5,600	18,297
China Petroleum & Chemical Corp. (H Shares)	60,000	63,727
China Railway Construction Corp. Ltd. (H Shares)	5,500	4,388
China Railway Group Ltd. (H Shares)	19,000	7,543
China Shenhua Energy Co. Ltd. (H Shares)	12,500	55,503
China Ship Container Lines Co. Ltd. (H Shares) (a)	12,000	3,913
China Shipping Development Co. Ltd. (H Shares)	4,000	2,604
China Southern Airlines Ltd. (H Shares) (a)	4,000	1,799
China Telecom Corp. Ltd. (H Shares)	50,000	26,798
China Vanke Co. Ltd. (B Shares)	4,200	5,608
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	6,000	2,776
CSG Holding Co. Ltd. (B Shares)	4,100	3,155
CSR Corp. Ltd. (H Shares)	5,000	4,034
Datang International Power Generation Co. Ltd. (H Shares)	14,000	4,980
Dongfang Electric Corp. Ltd. (H Shares)	800	2,181
Dongfeng Motor Group Co. Ltd. (H Shares)	10,000	19,720
Great Wall Motor Co. Ltd. (H Shares)	3,000	6,481
Guangzhou Automobile Group Co. Ltd. (H Shares)	10,000	11,097
Guangzhou R F Properties Co. Ltd. (H Shares)	2,400	3,205
Huaneng Power International, Inc. (H Shares)	10,000	5,919
Industrial & Commercial Bank of China Ltd. (H Shares)	216,000	144,211
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	2,400	13,694
Jiangsu Expressway Co. Ltd. (H Shares)	4,000	3,944
Jiangxi Copper Co. Ltd. (H Shares)	6,000	14,508
Metallurgical Corp. China Ltd. (H Shares)	10,000	2,230
PetroChina Co. Ltd. (H Shares)	74,000	110,386
PICC Property & Casualty Co. Ltd. (H Shares)	8,601	10,786
Ping An Insurance Group Co. China Ltd. (H Shares)	6,000	50,189
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	8,000	9,249
Shanghai Electric Group Co. Ltd. (H Shares)	10,000	5,040
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Pharma Holding Co. Ltd. (H Shares)	1,200	$ 1,807
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	10,000	3,480
Sinopharm Group Co. Ltd. (H Shares)	2,400	6,295
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	12,141
Weichai Power Co. Ltd. (H Shares)	2,000	9,422
Wumart Stores, Inc. (H Shares)	2,000	4,625
Yanzhou Coal Mining Co. Ltd. (H Shares)	8,000	16,756
Zhaojin Mining Industry Co. Ltd. (H Shares)	2,500	3,499
Zhejiang Expressway Co. Ltd. (H Shares)	4,000	2,877
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	2,000	5,671
Zijin Mining Group Co. Ltd. (H Shares)	18,000	5,870
ZTE Corp. (H Shares)	1,800	4,366
TOTAL CHINA		1,281,776
Colombia - 0.3%
Almacenes Exito SA	817	13,258
BanColombia SA	880	14,431
BanColombia SA (PN)	1,045	17,729
Cementos Argos SA	1,036	7,172
Corp. Financiera Colombiana SA	354	6,890
Ecopetrol SA	17,830	57,667
Grupo de Inversiones Surameric	755	13,692
Interconexion Electrica SA ESP	1,172	7,581
Inversiones Argos SA	912	8,797
TOTAL COLOMBIA		147,217
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	574	23,147
Komercni Banka A/S	48	8,827
Telefonica Czech Rep A/S	363	7,321
TOTAL CZECH REPUBLIC		39,295
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	2	14,905
Series B	5	39,112
Carlsberg A/S Series B	374	32,238
Coloplast A/S Series B	89	16,471
Danske Bank A/S (a)	2,154	34,976
DSV de Sammensluttede Vognmaend A/S	723	16,468
Novo Nordisk A/S Series B	1,504	221,744
Novozymes A/S Series B	837	21,954
TDC A/S	2,008	14,400
Common Stocks - continued
	Shares	Value
Denmark - continued
Tryg A/S	126	$ 7,029
Vestas Wind Systems A/S (a)	614	5,420
William Demant Holding A/S (a)	77	7,269
TOTAL DENMARK		431,986
Egypt - 0.1%
Commercial International Bank Ltd.	1,894	8,090
EFG-Hermes Holding SAE	1,302	2,888
Egyptian Co. for Mobile Services (MobiNil)	120	3,879
Egyptian Kuwaiti Holding	2,478	2,751
National Societe Generale Bank	772	3,659
Orascom Construction Industries SAE	291	12,792
Orascom Telecom Holding SAE (a)	8,327	4,573
Orascom Telecom Media & Technology Holding SAE (a)	4,904	1,144
Talaat Moustafa Group Holding	3,227	2,226
Telecom Egypt SAE	1,138	2,417
TOTAL EGYPT		44,419
Finland - 0.5%
Elisa Corp. (A Shares)	590	13,309
Fortum Corp.	1,528	32,870
Kesko Oyj	200	5,343
Kone Oyj (B Shares)	555	34,348
Metso Corp.	464	19,901
Neste Oil Oyj	425	5,024
Nokia Corp.	13,409	48,567
Nokian Tyres PLC	427	20,253
Orion Oyj (B Shares)	315	6,426
Pohjola Bank PLC (A Shares)	489	5,263
Sampo OYJ (A Shares)	1,456	38,742
Sanoma-WSOY Oyj	189	1,974
Stora Enso Oyj (R Shares)	1,897	12,933
UPM-Kymmene Corp.	1,933	24,745
Wartsila Corp.	653	26,435
TOTAL FINLAND		296,133
France - 5.5%
Accor SA	579	20,001
Aeroports de Paris	110	9,255
Air Liquide SA	316	40,648
Air Liquide SA	678	87,214
Alcatel-Lucent SA (a)	7,554	11,618
Alstom SA	738	26,359
Common Stocks - continued
	Shares	Value
France - continued
Arkema SA	203	$ 17,981
Atos Origin SA	210	13,526
AXA SA	6,172	87,424
BIC SA	92	10,134
BNP Paribas SA	3,418	137,326
Bouygues SA	595	16,163
Bureau Veritas SA	216	19,247
Cap Gemini SA	571	22,291
Carrefour SA	2,121	42,608
Casino Guichard Perrachon SA	201	19,741
Christian Dior SA	192	28,937
CNP Assurances	463	6,497
Compagnie de St. Gobain	1,425	59,696
Compagnie Generale de Geophysique SA (a)	572	16,405
Credit Agricole SA	3,709	19,065
Danone SA	2,065	145,293
Dassault Systemes SA	192	18,636
Edenred	627	20,028
EDF SA	252	5,333
EDF SA	648	13,712
Eiffage SA	137	4,657
Essilor International SA	729	64,214
Eurazeo SA	100	5,125
Eutelsat Communications	501	17,834
Fonciere Des Regions	95	7,363
France Telecom SA	6,594	90,398
GDF Suez	4,357	100,302
Gecina SA	71	6,582
Groupe Eurotunnel SA	2,064	17,369
ICADE	69	5,821
Iliad SA	63	8,111
Imerys	99	5,628
JC Decaux SA	200	5,675
Klepierre SA	428	13,553
L'Oreal SA	259	31,163
L'Oreal SA	597	71,831
Lafarge SA	449	17,508
Lafarge SA (Bearer)	262	10,216
Lagardere S.C.A. (Reg.)	471	14,278
Legrand SA	808	27,276
LVMH Moet Hennessy - Louis Vuitton SA	898	148,775
Michelin CGDE Series B	670	50,041
Common Stocks - continued
	Shares	Value
France - continued
Natixis SA	2,934	$ 8,941
Neopost SA	101	5,807
Pernod Ricard SA	722	74,943
Peugeot Citroen SA	813	9,762
PPR SA	283	47,335
Publicis Groupe SA	523	26,974
Renault SA	671	30,490
Safran SA	556	20,609
Sanofi SA	4,061	310,210
Schneider Electric SA	1,709	104,997
SCOR SE	566	14,967
Societe Generale Series A	2,350	55,561
Sodexo SA	336	26,759
Suez Environnement SA	1,147	16,179
Technip SA	346	39,130
Television Francaise 1 SA	396	3,827
Thales SA	405	14,033
Total SA	7,558	362,839
Unibail-Rodamco	327	61,123
Vallourec SA	411	24,718
Veolia Environnement SA	1,233	18,055
VINCI SA	1,628	75,430
Vivendi	4,531	83,764
Wendel SA	147	10,999
TOTAL FRANCE		3,086,310
Germany - 5.1%
adidas AG	755	62,967
Allianz AG	1,618	180,306
Axel Springer Verlag	126	5,746
BASF AG (d)	3,266	268,880
Bayer AG (d)	2,939	207,021
Bayerische Motoren Werke AG (BMW)	1,181	112,268
Beiersdorf AG	377	26,451
Brenntag AG	168	20,928
Celesio AG	275	4,742
Commerzbank AG (a)	12,691	27,469
Continental AG	284	27,528
Daimler AG (Germany)	3,219	177,974
Deutsche Bank AG	3,296	143,100
Deutsche Boerse AG	731	45,898
Deutsche Lufthansa AG	741	9,644
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Post AG	3,077	$ 57,434
Deutsche Telekom AG	9,950	112,184
E.ON AG	6,385	144,664
Fraport AG Frankfurt Airport Services Worldwide	125	8,123
Fresenius Medical Care AG & Co. KGaA	776	55,109
Fresenius SE	403	40,225
GEA Group AG	642	21,188
Hannover Rueckversicherungs AG	242	14,629
Henkel AG & Co. KGaA	456	27,913
Hochtief AG	171	10,026
Infineon Technologies AG	3,730	37,137
K&S AG	601	30,038
Kabel Deutschland Holding AG	329	20,731
Lanxess AG	320	25,481
Linde AG	600	102,700
MAN SE	225	28,427
Merck KGaA	238	26,150
Metro AG	426	13,746
Munich Re Group	638	92,609
RWE AG	1,767	75,964
Salzgitter AG	114	5,952
SAP AG	3,255	215,867
Siemens AG	2,920	271,056
Suedzucker AG (Bearer)	194	5,906
Thyssenkrupp AG	1,322	31,326
United Internet AG	317	6,269
Volkswagen AG	116	19,802
Wacker Chemie AG	51	4,111
TOTAL GERMANY		2,825,689
Greece - 0.0%
Coca-Cola Hellenic Bottling Co. SA	633	12,569
Greek Organization of Football Prognostics SA	662	5,915
Hellenic Telecommunications Organization SA	1,381	4,516
National Bank of Greece SA (a)	3,390	7,564
TOTAL GREECE		30,564
Hong Kong - 2.7%
AIA Group Ltd.	29,800	106,008
Bank of East Asia Ltd.	5,087	18,981
Beijing Enterprises Holdings Ltd.	1,500	8,391
BOC Hong Kong (Holdings) Ltd.	13,000	40,297
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Cathay Pacific Airways Ltd.	4,000	$ 6,785
Cheung Kong Holdings Ltd.	5,000	66,506
China Agri-Industries Holding Ltd.	6,000	4,423
China Everbright Ltd.	4,000	6,352
China Insurance International Holdings Co. Ltd. (a)	2,800	5,839
China Merchant Holdings International Co. Ltd.	4,000	12,940
China Mobile Ltd.	21,500	237,866
China Overseas Land & Investment Ltd.	14,000	30,351
China Resources Enterprise Ltd.	4,000	14,539
China Resources Power Holdings Co. Ltd.	6,000	10,950
China Unicom Ltd.	22,000	38,477
Citic Pacific Ltd.	4,000	6,589
CLP Holdings Ltd.	7,000	59,952
CNOOC Ltd.	64,000	135,242
Dah Chong Hong Holdings Ltd.	2,000	2,129
Far East Horizon Ltd.	8,000	6,156
Fosun International Ltd.	4,000	2,392
Franshion Properties China Ltd.	12,000	3,310
Fushan International Energy Group Ltd.	12,000	4,207
Galaxy Entertainment Group Ltd. (a)	4,000	12,502
Guangdong Investment Ltd.	10,000	7,360
Hang Lung Group Ltd.	3,000	18,831
Hang Lung Properties Ltd.	9,000	33,292
Hang Seng Bank Ltd.	2,600	35,723
Henderson Land Development Co. Ltd.	4,000	22,787
HKT Trust / HKT Ltd. unit	652	507
Hong Kong & China Gas Co. Ltd.	16,000	40,914
Hong Kong Exchanges and Clearing Ltd.	3,600	57,582
Hopewell Holdings Ltd.	2,000	5,375
Hutchison Whampoa Ltd.	7,000	67,351
Hysan Development Co. Ltd.	2,000	9,061
Lenovo Group Ltd.	24,000	23,076
Link (REIT)	8,113	33,775
Minmetals Resources Ltd. (a)	4,000	2,042
MTR Corp. Ltd.	5,500	19,565
New World Development Co. Ltd.	14,387	17,931
PCCW Ltd.	15,000	5,587
Poly (Hong Kong) Investments Ltd.	5,000	2,616
Power Assets Holdings Ltd.	5,000	37,378
Shanghai Industrial Holdings Ltd.	2,000	6,689
Sino Land Ltd.	10,600	18,307
Sino-Ocean Land Holdings Ltd.	10,000	4,666
Common Stocks - continued
	Shares	Value
Hong Kong - continued
SJM Holdings Ltd.	7,000	$ 15,374
Sun Art Retail Group Ltd.	8,500	11,284
Sun Hung Kai Properties Ltd.	5,075	61,225
Swire Pacific Ltd. (A Shares)	2,500	29,532
Wharf Holdings Ltd.	6,000	35,805
Wheelock and Co. Ltd.	3,000	10,131
Wing Hang Bank Ltd.	500	5,320
Yuexiu Property Co. Ltd.	16,000	3,588
TOTAL HONG KONG		1,483,858
Hungary - 0.1%
Magyar Telekom PLC	2,264	5,707
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	117	9,669
OTP Bank PLC	926	16,288
Richter Gedeon PLC	38	6,576
TOTAL HUNGARY		38,240
Indonesia - 0.6%
PT Adaro Energy Tbk	59,500	12,042
PT Aneka Tambang Tbk	10,000	1,872
PT Astra Agro Lestari Tbk	1,000	2,328
PT Astra International Tbk	7,000	54,078
PT Bank Central Asia Tbk	40,000	34,819
PT Bank Danamon Indonesia Tbk Series A	15,000	9,140
PT Bank Mandiri (Persero) Tbk	34,500	27,779
PT Bank Negara Indonesia (Persero) Tbk	30,000	13,139
PT Bank Rakyat Indonesia Tbk	39,500	28,581
PT Bumi Resources Tbk	51,000	11,237
PT Charoen Pokphand Indonesia Tbk	23,500	7,032
PT Gudang Garam Tbk	2,000	12,883
PT Indo Tambangraya Megah Tbk	2,000	8,650
PT Indocement Tunggal Prakarsa Tbk	6,500	12,766
PT Indofood Sukses Makmur Tbk	14,000	7,388
PT Indosat Tbk	4,500	2,375
PT International Nickel Indonesia Tbk	6,500	2,192
PT Kalbe Farma Tbk	14,000	6,131
PT Perusahaan Gas Negara Tbk Series B	36,000	13,122
PT Semen Gresik (Persero) Tbk	11,500	15,203
PT Tambang Batubbara Bukit Asam Tbk	2,500	5,019
PT Telkomunikasi Indonesia Tbk Series B	37,500	34,578
PT Unilever Indonesia Tbk	5,000	10,799
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT United Tractors Tbk	6,500	$ 20,935
PT XL Axiata Tbk	5,000	2,938
TOTAL INDONESIA		357,026
Ireland - 0.2%
CRH PLC	2,621	53,185
Elan Corp. PLC (a)	1,903	26,237
James Hardie Industries NV CDI	1,769	13,804
Kerry Group PLC Class A	465	21,259
Ryanair Holdings PLC sponsored ADR (a)	120	4,040
TOTAL IRELAND		118,525
Isle of Man - 0.0%
Genting Singapore PLC	21,000	29,354
Israel - 0.4%
Bank Hapoalim BM (Reg.)	4,261	15,845
Bank Leumi le-Israel BM	3,931	12,321
Bezeq Israeli Telecommunication Corp. Ltd.	5,941	9,942
Cellcom Israel Ltd. (Israel)	127	1,597
Delek Group Ltd.	16	3,124
Elbit Systems Ltd. (Israel)	70	2,557
Israel Chemicals Ltd.	1,485	17,036
Israel Corp. Ltd. (Class A)	7	4,574
Israel Discount Bank Ltd. (Class A) (a)	4,250	5,520
Mizrahi Tefahot Bank Ltd.	714	6,448
NICE Systems Ltd. (a)	197	7,552
Partner Communications Co. Ltd.	257	1,921
Teva Pharmaceutical Industries Ltd.	1,371	62,691
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,979	90,519
TOTAL ISRAEL		241,647
Italy - 1.3%
A2A SpA	4,454	2,828
Assicurazioni Generali SpA	4,085	55,645
Atlantia SpA	1,043	15,809
Autogrill SpA	466	4,639
Banca Carige SpA	2,767	2,894
Banca Monte dei Paschi di Siena SpA	14,886	5,287
Banco Popolare Societa Cooperativa	7,904	11,740
Enel Green Power SpA	5,900	9,529
Enel SpA	23,457	77,010
ENI SpA	8,517	189,260
Common Stocks - continued
	Shares	Value
Italy - continued
EXOR SpA	206	$ 4,791
Fiat Industrial SpA	2,720	30,858
Fiat SpA	2,850	13,763
Finmeccanica SpA	1,336	5,741
Intesa Sanpaolo SpA	35,856	54,254
Intesa Sanpaolo SpA (Risparmio Shares)	3,543	4,732
Luxottica Group SpA	438	15,663
Mediaset SpA	2,601	6,187
Mediobanca SpA	1,696	8,285
Pirelli & C SpA	721	8,781
Prysmian SpA	844	13,743
Saipem SpA	977	48,268
Snam Rete Gas SpA	5,442	25,892
Telecom Italia SpA	35,324	40,078
Terna SpA	4,539	16,885
UniCredit SpA	15,010	59,730
Unione di Banche Italiane SCPA	2,731	10,145
TOTAL ITALY		742,437
Japan - 13.9%
ABC-Mart, Inc.	100	3,642
Advantest Corp.	500	8,309
Aeon Co. Ltd.	2,200	28,723
Aeon Credit Service Co. Ltd.	200	3,487
Aeon Mall Co. Ltd.	200	4,436
Air Water, Inc.	1,000	12,606
Aisin Seiki Co. Ltd.	700	24,650
Ajinomoto Co., Inc.	2,000	25,814
Alfresa Holdings Corp.	100	4,618
All Nippon Airways Ltd.	3,000	8,805
Amada Co. Ltd.	1,000	6,788
Aozora Bank Ltd.	2,000	5,130
Asahi Glass Co. Ltd.	3,000	23,589
Asahi Group Holdings	1,400	31,526
Asahi Kasei Corp.	4,000	24,725
Asics Corp.	400	4,307
Astellas Pharma, Inc.	1,600	64,893
Bank of Kyoto Ltd.	1,000	8,472
Bank of Yokohama Ltd.	4,000	19,373
Benesse Holdings, Inc.	300	14,896
Bridgestone Corp.	2,200	52,059
Brother Industries Ltd.	700	9,406
Common Stocks - continued
	Shares	Value
Japan - continued
Canon, Inc.	4,000	$ 181,323
Casio Computer Co. Ltd.	800	5,315
Central Japan Railway Co.	5	41,513
Chiba Bank Ltd.	3,000	18,228
Chiyoda Corp.	1,000	12,043
Chubu Electric Power Co., Inc.	2,500	40,945
Chugai Pharmaceutical Co. Ltd.	800	14,399
Chugoku Electric Power Co., Inc.(THE)	1,100	18,875
Citizen Holdings Co. Ltd.	1,200	7,537
Coca-Cola West Co. Ltd.	200	3,610
Cosmo Oil Co. Ltd.	2,000	5,547
Credit Saison Co. Ltd.	600	12,877
Dai Nippon Printing Co. Ltd.	2,000	17,751
Dai-ichi Mutual Life Insurance Co.	33	41,326
Daicel Chemical Industries Ltd.	1,000	6,339
Daido Steel Co. Ltd.	1,000	6,204
Daihatsu Motor Co. Ltd.	1,000	18,878
Daiichi Sankyo Kabushiki Kaisha	2,300	39,501
Daikin Industries Ltd.	800	21,138
Dainippon Sumitomo Pharma Co. Ltd.	500	5,008
Daito Trust Construction Co. Ltd.	200	17,987
Daiwa House Industry Co. Ltd.	2,000	25,810
Daiwa Securities Group, Inc.	6,000	22,675
DeNA Co. Ltd.	300	9,414
Denki Kagaku Kogyo KK	2,000	7,741
Denso Corp.	1,700	54,973
Dentsu, Inc.	600	18,424
East Japan Railway Co.	1,200	74,665
Eisai Co. Ltd.	900	35,177
Electric Power Development Co. Ltd.	400	11,069
FamilyMart Co. Ltd.	200	8,903
Fanuc Corp.	700	118,063
Fast Retailing Co. Ltd.	200	44,696
Fuji Electric Co. Ltd.	2,000	5,357
Fuji Heavy Industries Ltd.	2,000	15,086
Fujifilm Holdings Corp.	1,600	33,939
Fujitsu Ltd.	7,000	34,024
Fukuoka Financial Group, Inc.	3,000	12,482
Furukawa Electric Co. Ltd.	2,000	5,428
Fyushu Electric Power Co., Inc.	1,500	19,898
GREE, Inc.	300	8,115
GS Yuasa Corp.	1,000	5,147
Common Stocks - continued
	Shares	Value
Japan - continued
Gunma Bank Ltd.	1,000	$ 5,074
Hakuhodo DY Holdings, Inc.	110	6,869
Hamamatsu Photonics KK	200	7,948
Hino Motors Ltd.	1,000	7,073
Hirose Electric Co. Ltd.	100	10,472
Hiroshima Bank Ltd.	2,000	8,126
Hisamitsu Pharmaceutical Co., Inc.	200	8,900
Hitachi Chemical Co. Ltd.	300	5,562
Hitachi Construction Machinery Co. Ltd.	300	6,488
Hitachi High-Technologies Corp.	200	5,026
Hitachi Ltd.	16,000	101,914
Hitachi Metals Ltd.	1,000	12,456
Hokkaido Electric Power Co., Inc.	700	9,838
Hokuhoku Financial Group, Inc.	4,000	6,999
Hokuriku Electric Power Co., Inc.	600	10,270
Honda Motor Co. Ltd.	5,800	208,750
Hoya Corp.	1,500	34,408
Ibiden Co. Ltd.	400	8,167
Idemitsu Kosan Co. Ltd.	100	9,208
INPEX Corp.	8	52,823
Isetan Mitsukoshi Holdings Ltd.	1,300	14,161
Ishikawajima-Harima Heavy Industries Co. Ltd.	4,000	9,677
Isuzu Motors Ltd.	4,000	22,839
Itochu Corp.	5,300	59,969
ITOCHU Techno-Solutions Corp.	100	4,563
Iyo Bank Ltd.	1,000	8,299
J Front Retailing Co. Ltd.	2,000	10,277
Japan Petroleum Exploration Co. Ltd.	100	4,562
Japan Prime Realty Investment Corp.	2	5,744
Japan Real Estate Investment Corp.	2	17,719
Japan Retail Fund Investment Corp.	7	11,162
Japan Steel Works Ltd.	1,000	6,083
Japan Tobacco, Inc.	16	88,641
JFE Holdings, Inc.	1,600	29,924
JGC Corp.	1,000	28,797
Joyo Bank Ltd.	2,000	8,731
JS Group Corp.	1,000	19,638
JSR Corp.	700	13,816
JTEKT Corp.	700	7,672
Jupiter Telecommunications Co.	5	5,300
JX Holdings, Inc.	7,700	43,438
Kajima Corp.	3,000	8,551
Common Stocks - continued
	Shares	Value
Japan - continued
Kamigumi Co. Ltd.	1,000	$ 8,037
Kaneka Corp.	1,000	6,180
Kansai Electric Power Co., Inc.	2,700	39,154
Kansai Paint Co. Ltd.	1,000	10,764
Kao Corp.	1,800	48,235
Kawasaki Heavy Industries Ltd.	5,000	15,009
Kawasaki Kisen Kaisha Ltd.	2,000	4,213
KDDI Corp.	11	72,014
Keihin Electric Express Railway Co. Ltd.	2,000	17,171
Keio Corp.	2,000	14,466
Keisei Electric Railway Co.	1,000	7,719
Keyence Corp.	210	49,568
Kikkoman Corp.	1,000	11,726
Kinden Corp.	1,000	6,945
Kintetsu Corp.	6,000	21,168
Kirin Holdings Co. Ltd.	3,000	38,200
Kobe Steel Ltd.	8,000	11,410
Komatsu Ltd.	3,300	94,980
Konami Corp.	300	8,677
Konica Minolta Holdings, Inc.	1,500	12,170
Kubota Corp.	4,000	38,615
Kuraray Co. Ltd.	1,300	18,554
Kurita Water Industries Ltd.	300	7,352
Kyocera Corp.	600	58,498
Kyowa Hakko Kirin Co., Ltd.	1,000	10,512
Lawson, Inc.	200	13,242
Mabuchi Motor Co. Ltd.	100	4,184
Makita Corp.	400	15,312
Marubeni Corp.	6,000	41,665
Marui Group Co. Ltd.	700	5,557
Maruichi Steel Tube Ltd.	100	2,201
Mazda Motor Corp. (a)	9,000	14,626
McDonald's Holdings Co. (Japan) Ltd.	200	5,676
Medipal Holdings Corp.	600	7,590
Meiji Holdings Co. Ltd.	200	8,859
Miraca Holdings, Inc.	200	7,877
Mitsubishi Chemical Holdings Corp.	5,000	26,352
Mitsubishi Corp.	4,900	106,199
Mitsubishi Electric Corp.	7,000	61,496
Mitsubishi Estate Co. Ltd.	4,000	70,718
Mitsubishi Gas Chemical Co., Inc.	2,000	13,104
Mitsubishi Heavy Industries Ltd.	11,000	49,888
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Materials Corp.	4,000	$ 11,931
Mitsubishi Motors Corp. of Japan (a)	14,000	15,708
Mitsubishi Tanabe Pharma Corp.	900	12,493
Mitsubishi UFJ Financial Group, Inc.	45,200	217,042
Mitsubishi UFJ Lease & Finance Co. Ltd.	250	10,388
Mitsui & Co. Ltd.	6,100	95,261
Mitsui Chemicals, Inc.	3,000	8,668
Mitsui Fudosan Co. Ltd.	3,000	54,954
Mitsui OSK Lines Ltd.	4,000	15,505
Mizuho Financial Group, Inc.	81,000	127,705
MS&AD Insurance Group Holdings, Inc.	2,100	38,718
Murata Manufacturing Co. Ltd.	700	40,007
Nabtesco Corp.	300	6,405
Namco Bandai Holdings, Inc.	600	8,580
NEC Corp. (a)	10,000	18,055
NGK Insulators Ltd.	1,000	12,473
NGK Spark Plug Co. Ltd.	1,000	14,277
NHK Spring Co. Ltd.	1,000	10,438
Nidec Corp.	400	35,949
Nikon Corp.	1,200	35,568
Nintendo Co. Ltd.	400	53,997
Nippon Building Fund, Inc.	2	19,006
Nippon Electric Glass Co. Ltd.	1,000	8,080
Nippon Express Co. Ltd.	3,000	11,326
Nippon Meat Packers, Inc.	1,000	12,775
Nippon Paper Group, Inc.	300	6,006
Nippon Sheet Glass Co. Ltd.	5,000	6,476
Nippon Steel Corp.	18,000	44,857
Nippon Telegraph & Telephone Corp.	1,600	72,398
Nippon Yusen KK	5,000	14,781
Nishi-Nippon City Bank Ltd.	2,000	5,290
Nissan Motor Co. Ltd.	8,800	91,500
Nisshin Seifun Group, Inc.	500	6,101
Nisshin Steel Co. Ltd.	2,000	2,807
Nissin Food Holdings Co. Ltd.	200	7,526
Nitori Holdings Co. Ltd.	150	13,804
Nitto Denko Corp.	600	24,626
NKSJ Holdings, Inc.	1,250	25,731
NOK Corp.	300	6,172
Nomura Holdings, Inc.	13,000	53,292
Nomura Real Estate Holdings, Inc.	400	6,993
Nomura Real Estate Office Fund, Inc.	1	5,806
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Research Institute Ltd.	300	$ 6,883
NSK Ltd.	2,000	13,723
NTN Corp.	2,000	7,566
NTT Data Corp.	4	13,845
NTT DoCoMo, Inc.	53	90,503
NTT Urban Development Co.	4	3,069
Obayashi Corp.	2,000	8,466
Odakyu Electric Railway Co. Ltd.	2,000	18,538
Oji Paper Co. Ltd.	3,000	13,776
Olympus Corp.	700	10,991
Omron Corp.	800	16,998
Ono Pharmaceutical Co. Ltd.	300	16,987
Oracle Corp. Japan	100	3,863
Oriental Land Co. Ltd.	200	22,176
ORIX Corp.	360	34,422
Osaka Gas Co. Ltd.	7,000	28,311
Otsuka Corp.	100	8,043
Otsuka Holdings Co. Ltd.	800	24,112
Panasonic Corp.	7,800	59,804
Rakuten, Inc.	26	29,001
Resona Holdings, Inc.	6,500	27,611
Ricoh Co. Ltd.	2,000	17,917
Rinnai Corp.	100	7,286
ROHM Co. Ltd.	300	13,530
Sankyo Co. Ltd. (Gunma)	200	9,644
Sanrio Co. Ltd.	200	8,792
Santen Pharmaceutical Co. Ltd.	300	12,555
SBI Holdings, Inc. Japan	67	5,392
Secom Co. Ltd.	700	33,124
Sega Sammy Holdings, Inc.	800	16,787
Seiko Epson Corp.	400	5,337
Sekisui Chemical Co. Ltd.	2,000	17,984
Sekisui House Ltd.	2,000	18,542
Seven & i Holdings Co., Ltd.	2,600	78,707
Seven Bank Ltd.	2,700	6,671
Sharp Corp.	4,000	25,590
Shikoku Electric Power Co., Inc.	600	15,499
Shimadzu Corp.	1,000	8,904
Shimamura Co. Ltd.	100	11,325
SHIMANO, Inc.	300	19,727
SHIMIZU Corp.	2,000	7,603
Shin-Etsu Chemical Co., Ltd.	1,500	86,585
Common Stocks - continued
	Shares	Value
Japan - continued
Shinsei Bank Ltd.	5,000	$ 6,453
Shionogi & Co. Ltd.	1,000	13,044
Shiseido Co. Ltd.	1,300	22,761
Shizuoka Bank Ltd.	2,000	20,931
Showa Denko KK	6,000	13,352
Showa Shell Sekiyu KK	400	2,517
SMC Corp.	200	33,403
SOFTBANK CORP.	3,100	92,530
Sojitz Corp.	3,400	5,726
Sony Corp.	3,500	56,612
Sony Financial Holdings, Inc.	500	8,172
Square Enix Holdings Co. Ltd.	200	3,915
Stanley Electric Co. Ltd.	400	6,128
Sumco Corp. (a)	400	4,247
Sumitomo Chemical Co. Ltd.	6,000	24,673
Sumitomo Corp.	4,000	56,848
Sumitomo Electric Industries Ltd.	2,600	35,074
Sumitomo Heavy Industries Ltd.	2,000	10,316
Sumitomo Metal Industries Ltd.	12,000	21,558
Sumitomo Metal Mining Co. Ltd.	2,000	26,236
Sumitomo Mitsui Financial Group, Inc.	4,800	153,604
Sumitomo Mitsui Trust Holdings, Inc.	11,000	32,227
Sumitomo Realty & Development Co. Ltd.	1,000	23,848
Sumitomo Rubber Industries Ltd.	600	8,257
Suzuken Co. Ltd.	200	6,050
Suzuki Motor Corp.	1,200	28,245
Sysmex Corp.	300	12,057
T&D Holdings, Inc.	2,200	23,717
Taisei Corp.	3,000	7,621
Taisho Pharmaceutical Holdings Co. Ltd. (a)	100	8,003
Taiyo Nippon Sanso Corp.	1,000	6,909
Takashimaya Co. Ltd.	1,000	7,581
Takeda Pharmaceutical Co. Ltd.	2,800	122,186
TDK Corp.	500	26,110
Teijin Ltd.	3,000	10,089
Terumo Corp.	600	27,494
The Chugoku Bank Ltd.	1,000	12,637
The Hachijuni Bank Ltd.	1,000	5,443
The Suruga Bank Ltd.	1,000	9,974
THK Co. Ltd.	400	8,000
Tobu Railway Co. Ltd.	4,000	20,361
Toho Co. Ltd.	300	5,378
Common Stocks - continued
	Shares	Value
Japan - continued
Toho Gas Co. Ltd.	2,000	$ 12,069
Tohoku Electric Power Co., Inc.	1,600	16,778
Tokio Marine Holdings, Inc.	2,500	63,963
Tokyo Electric Power Co. (a)	4,700	11,734
Tokyo Electron Ltd.	600	33,252
Tokyo Gas Co. Ltd.	9,000	43,433
Tokyu Corp.	4,000	18,732
Tokyu Land Corp.	2,000	9,640
TonenGeneral Sekiyu KK	1,000	9,354
Toppan Printing Co. Ltd.	2,000	13,547
Toray Industries, Inc.	5,000	38,444
Toshiba Corp.	14,000	57,233
Tosoh Corp.	2,000	5,530
Toto Ltd.	1,000	7,399
Toyo Seikan Kaisha Ltd.	500	6,654
Toyoda Gosei Co. Ltd.	200	4,077
Toyota Boshoku Corp.	200	2,463
Toyota Industries Corp.	600	16,949
Toyota Motor Corp.	9,800	401,607
Toyota Tsusho Corp.	800	15,866
Trend Micro, Inc.	400	12,135
Tsumura & Co.	200	5,344
Ube Industries Ltd.	3,000	7,673
Unicharm Corp.	400	22,378
Ushio, Inc.	500	6,523
USS Co. Ltd.	70	7,101
West Japan Railway Co.	600	24,651
Yahoo! Japan Corp.	57	17,107
Yakult Honsha Co. Ltd.	300	11,052
Yamada Denki Co. Ltd.	300	19,469
Yamaguchi Financial Group, Inc.	1,000	8,590
Yamaha Corp.	700	6,787
Yamaha Motor Co. Ltd.	900	12,022
Yamato Holdings Co. Ltd.	1,300	20,045
Yamato Kogyo Co. Ltd.	100	2,846
Yamazaki Baking Co. Ltd.	1,000	14,789
Yaskawa Electric Corp.	1,000	8,709
Yokogawa Electric Corp. (a)	600	5,760
TOTAL JAPAN		7,747,157
Korea (South) - 3.4%
Amorepacific Corp.	13	12,481
Common Stocks - continued
	Shares	Value
Korea (South) - continued
BS Financial Group, Inc.	570	$ 5,876
Celltrion, Inc.	226	6,369
Cheil Industries, Inc.	152	13,046
CJ CheilJedang Corp.	26	8,604
CJ Corp.	33	2,281
Daelim Industrial Co.	91	8,455
Daewoo Engineering & Construction Co. Ltd. (a)	270	2,258
Daewoo International Corp.	90	2,612
Daewoo Securities Co. Ltd.	682	6,940
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	300	8,415
DGB Financial Group Co. Ltd.	450	5,276
Dongbu Insurance Co. Ltd.	147	5,879
Dongkuk Steel Mill Co. Ltd.	100	1,562
Doosan Co. Ltd.	50	6,106
Doosan Heavy Industries & Construction Co. Ltd.	137	6,461
Doosan Infracore Co. Ltd. (a)	300	5,614
E-Mart Co. Ltd.	70	16,631
GS Engineering & Construction Corp.	152	11,338
GS Holdings Corp.	209	11,022
Hana Financial Group, Inc.	770	26,470
Hankook Tire Co. Ltd.	310	13,139
Hanwha Chemical Corp.	270	5,328
Hanwha Corp.	140	3,593
Honam Petrochemical Corp.	47	11,312
Hyosung Corp.	77	3,945
Hyundai Department Store Co. Ltd.	52	7,339
Hyundai Engineering & Construction Co. Ltd.	220	13,899
Hyundai Fire & Marine Insurance Co. Ltd.	200	5,132
Hyundai Glovis Co. Ltd.	57	11,172
Hyundai Heavy Industries Co. Ltd.	148	37,061
Hyundai Hysco Co. Ltd.	130	4,596
Hyundai Industrial Development & Construction Co.	300	6,331
Hyundai Merchant Marine Co. Ltd.	110	2,798
Hyundai Mipo Dockyard Co. Ltd.	41	4,462
Hyundai Mobis	231	62,854
Hyundai Motor Co.	544	129,246
Hyundai Securities Co. Ltd.	710	5,868
Hyundai Steel Co.	204	17,798
Hyundai Wia Corp.	40	5,982
Industrial Bank of Korea	540	5,973
Kangwon Land, Inc.	300	6,437
KB Financial Group, Inc.	1,370	46,351
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KCC Corp.	23	$ 5,922
Kia Motors Corp.	876	64,646
Korea Aerospace Industries Ltd.	100	2,482
Korea Electric Power Corp. (a)	830	15,923
Korea Exchange Bank	840	6,385
Korea Gas Corp.	90	3,516
Korea Investment Holdings Co. Ltd.	140	4,831
Korea Life Insurance Co. Ltd.	480	2,901
Korea Zinc Co. Ltd.	35	11,335
Korean Air Lines Co. Ltd.	108	4,253
KP Chemical Corp.	150	1,911
KT Corp.	110	2,853
KT&G Corp.	397	27,260
Kumho Petro Chemical Co. Ltd.	65	6,125
LG Chemical Ltd.	171	43,048
LG Corp.	371	18,909
LG Display Co. Ltd.	920	20,309
LG Electronics, Inc.	368	22,859
LG Household & Health Care Ltd.	38	19,939
LG Innotek Co. Ltd.	46	3,313
LG Telecom Ltd.	610	3,028
Lotte Confectionery Co. Ltd.	2	3,030
Lotte Shopping Co. Ltd.	40	12,423
LS Cable Ltd.	65	4,354
LS Industrial Systems Ltd.	49	2,506
Mando Corp.	40	6,406
Mirae Asset Securities Co. Ltd.	80	2,449
NCsoft Corp.	51	13,222
NHN Corp.	145	32,846
OCI Co. Ltd.	48	9,089
Orion Corp.	13	10,330
POSCO	224	74,206
S-Oil Corp.	146	12,648
S1 Corp.	56	2,800
Samsung C&T Corp.	438	29,765
Samsung Card Co. Ltd.	150	4,606
Samsung Electro-Mechanics Co. Ltd.	224	21,704
Samsung Electronics Co. Ltd.	394	484,601
Samsung Engineering Co. Ltd.	113	21,498
Samsung Fire & Marine Insurance Co. Ltd.	131	25,038
Samsung Heavy Industries Ltd.	640	23,615
Samsung Life Insurance Co. Ltd.	210	18,582
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung SDI Co. Ltd.	110	$ 15,866
Samsung Securities Co. Ltd.	227	10,083
Samsung Techwin Co. Ltd.	173	10,593
Shinhan Financial Group Co. Ltd.	1,530	53,476
Shinsegae Co. Ltd.	24	5,267
SK C&C Co. Ltd.	50	4,137
SK Energy Co. Ltd.	210	29,360
SK Holdings Co. Ltd.	89	9,568
SK Hynix, Inc.	1,910	47,407
SK Networks Co. Ltd.	260	2,149
SK Telecom Co. Ltd.	90	10,777
STX Pan Ocean Co. Ltd. (Korea)	370	1,932
Woongjin Coway Co. Ltd.	160	5,125
Woori Finance Holdings Co. Ltd.	1,250	13,218
Woori Investment & Securities Co. Ltd.	461	4,569
Yuhan Corp.	25	2,345
TOTAL KOREA (SOUTH)		1,917,650
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	3,095	53,770
Kernel Holding SA (a)	125	2,755
Millicom International Cellular SA (depository receipt)	270	28,684
SES SA FDR (France) unit	1,088	26,055
Subsea 7 SA (a)	1,050	27,212
Tenaris SA	1,660	32,150
TOTAL LUXEMBOURG		170,626
Malaysia - 0.8%
AirAsia Bhd	4,600	5,063
AMMB Holdings Bhd	5,800	12,001
Axiata Group Bhd	10,200	17,902
Berjaya Group Bhd	8,500	2,248
Berjaya Sports Toto Bhd	2,000	2,856
British American Tobacco (Malaysia) Bhd	500	9,179
Bumi Armada Bhd	5,000	6,594
Bumiputra-Commerce Holdings Bhd	18,100	44,330
Bursa Malaysia Bhd	1,300	2,900
DiGi.com Bhd	10,600	14,154
Gamuda Bhd	4,600	5,413
Genting Bhd	7,500	25,632
Genting Malaysia Bhd	10,000	12,692
Genting Plantations Bhd	700	2,175
Common Stocks - continued
	Shares	Value
Malaysia - continued
Hong Leong Bank Bhd	1,900	$ 7,674
Hong Leong Credit Bhd	700	2,763
IJM Corp. Bhd	3,800	6,883
IOI Corp. Bhd	11,900	20,531
Kuala Lumpur Kepong Bhd	1,900	14,846
Lafarge Malayan Cement Bhd	1,300	3,089
Malayan Banking Bhd	12,015	34,272
Malaysia Airports Holdings Bhd	1,400	2,679
Malaysia Marine and Heavy Engineering Sdn Bhd	1,300	2,166
Malaysian Plantations Bhd	2,500	3,264
Maxis Bhd	7,100	14,362
MISC Bhd	3,400	5,394
MMC Corp. Bhd	3,200	2,792
Parkson Holdings Bhd	1,600	2,755
Petronas Chemicals Group Bhd	8,900	19,209
Petronas Dagangan Bhd	900	5,759
Petronas Gas Bhd	2,100	11,647
PPB Group Bhd	2,100	11,605
Public Bank Bhd (For. Reg.)	3,500	15,825
RHB Capital Bhd	2,309	5,625
Sime Darby Bhd	10,200	32,837
Telekom Malaysia Bhd	3,300	5,879
Tenaga Nasional Bhd	10,200	21,678
UEM Land Holdings Bhd (a)	4,000	2,657
UMW Holdings Bhd	2,700	7,023
YTL Corp. Bhd	15,900	8,514
YTL Power International Bhd	8,400	4,775
TOTAL MALAYSIA		439,642
Mauritius - 0.0%
Golden Agri-Resources Ltd.	25,000	14,847
Mexico - 1.1%
Alfa SA de CV Series A	1,200	17,127
America Movil SAB de CV Series L	140,600	187,457
CEMEX SA de CV unit	38,676	27,905
Coca-Cola FEMSA SAB de CV Series L	900	9,561
Compartamos SAB de CV	3,900	4,754
El Puerto de Liverpool SA Class C	600	4,755
Embotelladoras Arca SAB de CC	1,100	5,601
Fomento Economico Mexicano SAB de CV unit	6,600	53,638
Grupo Aeroportuario del Pacifico SA de CV Series B	1,500	5,820
Grupo Bimbo SAB de CV Series A	6,400	15,248
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Carso SA de CV Series A1	1,800	$ 6,010
Grupo Elektra SA de CV	290	17,939
Grupo Financiero Banorte SAB de CV Series O	5,900	28,580
Grupo Financiero Inbursa SAB de CV Series O	6,600	14,484
Grupo Mexico SA de CV Series B	14,124	43,570
Grupo Modelo SAB de CV Series C	2,400	16,946
Grupo Televisa SA de CV	9,000	39,424
Industrias Penoles SA de CV	530	24,775
Kimberly-Clark de Mexico SA de CV Series A	4,800	9,786
Mexichem SAB de CV	3,200	11,898
Minera Frisco SAB de CV (a)	2,100	9,081
Urbi, Desarrollos Urbanos, SA de CV (a)	1,500	1,580
Wal-Mart de Mexico SA de CV Series V	22,000	62,902
TOTAL MEXICO		618,841
Morocco - 0.0%
Attijariwafa Bank	113	4,456
Douja Promotion Groupe Addoha SA	251	1,860
Maroc Telecom SA	723	11,069
TOTAL MOROCCO		17,385
Netherlands - 1.8%
AEGON NV	6,029	28,047
Akzo Nobel NV	864	46,305
ASML Holding NV (Netherlands)	1,504	76,534
Corio NV	242	10,831
Delta Lloyd NV	335	5,648
European Aeronautic Defence and Space Co. EADS NV	1,478	58,355
Fugro NV (Certificaten Van Aandelen) unit	228	16,619
HeidelbergCement Finance AG	499	27,437
Heineken Holding NV (A Shares)	422	19,541
Heineken NV (Bearer)	937	51,247
ING Groep NV (Certificaten Van Aandelen) (a)	13,509	95,312
Koninklijke Ahold NV	4,183	53,060
Koninklijke Boskalis Westminster NV	304	11,091
Koninklijke KPN NV	5,411	48,573
Koninklijke Philips Electronics NV	3,713	73,896
QIAGEN NV (a)	915	15,129
Randstad Holding NV	398	13,783
Reed Elsevier NV	2,401	28,317
Royal DSM NV	548	31,423
SBM Offshore NV	680	12,355
Common Stocks - continued
	Shares	Value
Netherlands - continued
STMicroelectronics NV	2,073	$ 11,937
TNT Express NV	1,198	14,527
Unilever NV (Certificaten Van Aandelen) (Bearer)	5,799	198,656
Vopak NV	237	15,278
Wolters Kluwer NV (Certificaten Van Aandelen)	1,222	21,095
TOTAL NETHERLANDS		984,996
New Zealand - 0.1%
Auckland International Airport Ltd.	3,033	6,276
Contact Energy Ltd.	1,231	4,883
Fletcher Building Ltd.	2,606	13,342
Sky City Entertainment Group Ltd.	1,822	5,722
Telecom Corp. of New Zealand Ltd.	6,427	13,819
TOTAL NEW ZEALAND		44,042
Norway - 0.5%
Aker Solutions ASA	684	11,625
DnB NOR ASA	3,396	36,617
Gjensidige Forsikring ASA	655	7,383
Norsk Hydro ASA	3,617	17,597
Orkla ASA (A Shares)	2,411	17,713
StatoilHydro ASA	4,006	107,503
Telenor ASA	2,691	49,472
Yara International ASA	664	32,572
TOTAL NORWAY		280,482
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	696	28,724
Volcan Compania Minera Saa Class B	5,520	6,648
TOTAL PERU		35,372
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	6,900	8,346
Aboitiz Power Corp.	8,800	7,096
Alliance Global Group, Inc.	11,700	3,430
Ayala Land, Inc.	17,300	8,801
Bank of the Philippine Islands (BPI)	2,230	3,898
BDO Unibank, Inc.	4,420	6,940
Globe Telecom, Inc.	130	3,459
International Container Terminal Services, Inc.	2,100	3,387
Jollibee Food Corp.	1,390	3,695
Manila Electric Co.	820	5,130
Metropolitan Bank & Trust Co.	1,650	3,577
Common Stocks - continued
	Shares	Value
Philippines - continued
Philippine Long Distance Telephone Co.	180	$ 11,028
PNOC Energy Development Corp.	19,300	2,701
San Miguel Corp.	1,600	4,265
SM Investments Corp.	550	9,118
SM Prime Holdings, Inc.	18,400	7,288
Universal Robina Corp.	2,300	3,546
Yala Corp.	850	8,668
TOTAL PHILIPPINES		104,373
Poland - 0.3%
Asseco Poland SA	193	2,867
Bank Handlowy w Warszawie SA	132	3,173
Bank Millennium SA	1,701	2,239
Bank Polska Kasa Opieki SA	438	20,657
BRE Bank SA (a)	55	5,040
Cyfrowy Polsat SA (a)	548	2,418
ENEA SA	677	3,575
Globe Trade Centre SA (a)	832	1,903
Grupa Lotos SA (a)	260	2,338
Jastrzebska Spolka Weglowa SA	100	2,935
KGHM Polska Miedz SA (Bearer)	526	23,156
Polish Oil & Gas Co.	5,189	6,715
Polska Grupa Energetyczna SA	2,821	16,892
Polski Koncern Naftowy Orlen SA (a)	1,246	14,539
Powszechna Kasa Oszczednosci Bank SA	2,331	24,989
Powszechny Zaklad Ubezpieczen SA	219	22,143
Synthos SA	1,583	3,063
Tauron Polska Energia SA	3,836	5,682
Telekomunikacja Polska SA	2,202	11,524
TVN SA	563	1,711
TOTAL POLAND		177,559
Portugal - 0.1%
Banco Espirito Santo SA:
(Reg.)	2,516	2,132
rights (a)	2,516	1,428
Cimpor-Cimentos de Portugal SGPS SA	686	5,013
Energias de Portugal SA	6,111	17,474
Galp Energia SGPS SA Class B	963	15,158
Jeronimo Martins SGPS SA	723	13,543
Portugal Telecom SGPS SA (Reg.)	2,258	12,151
TOTAL PORTUGAL		66,899
Common Stocks - continued
	Shares	Value
Russia - 1.5%
Federal Grid Co. Unified Energy System JSC (a)	1,240,000	$ 11,323
Gazprom OAO sponsored ADR (Reg. S)	18,945	218,625
Inter Rao Ues JSC (a)	4,300,000	3,987
Interregional Distribution Grid Companies Holding JSC (a)	65,000	5,951
LSR Group OJSC GDR (Reg. S)	570	3,050
Lukoil Oil Co. sponsored ADR (United Kingdom)	1,805	110,737
Magnit OJSC GDR (Reg. S)	928	27,172
Mechel Steel Group OAO sponsored ADR	441	3,832
Mobile TeleSystems OJSC sponsored ADR	1,809	35,384
Norilsk Nickel OJSC ADR	1,670	29,626
NOVATEK OAO GDR (Reg. S)	335	42,579
Novolipetsk Steel OJSC GDR (Reg. S)	201	4,342
Rosneft Oil Co. OJSC GDR (Reg. S)	5,940	42,382
Rostelecom sponsored ADR (a)	712	20,135
RusHydro JSC sponsored ADR	4,790	16,669
Sberbank (Savings Bank of the Russian Federation)	1,860	5,955
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	7,213	93,408
Severstal JSC GDR (Reg. S)	890	12,042
Sistema JSFC sponsored GDR	423	8,037
Surgutneftegaz JSC sponsored ADR	2,590	25,848
Tatneft OAO sponsored ADR	829	30,673
TMK OAO GDR (Reg. S)	266	3,567
Uralkali JSC GDR (Reg. S)	1,048	39,667
VTB Bank JSC unit	4,170	17,476
TOTAL RUSSIA		812,467
Singapore - 1.1%
Ascendas Real Estate Investment Trust	5,000	8,403
CapitaLand Ltd.	10,000	23,755
CapitaMall Trust	9,000	13,089
CapitaMalls Asia Ltd.	5,000	6,221
City Developments Ltd.	2,000	16,386
ComfortDelgro Corp. Ltd.	5,000	6,181
Cosco Corp. Singapore Ltd.	3,000	2,509
DBS Group Holdings Ltd.	6,000	67,677
Fraser & Neave Ltd.	3,000	17,065
Global Logistic Properties Ltd. (a)	6,000	9,987
Hutchison Port Holdings Trust	20,000	15,100
Keppel Corp. Ltd.	5,000	44,641
Keppel Land Ltd.	3,000	7,684
Neptune Orient Lines Ltd.	3,000	2,994
Common Stocks - continued
	Shares	Value
Singapore - continued
Olam International Ltd.	6,000	$ 11,005
Oversea-Chinese Banking Corp. Ltd.	9,000	65,156
SembCorp Industries Ltd.	4,000	16,321
SembCorp Marine Ltd.	3,000	12,314
Singapore Airlines Ltd.	2,000	17,291
Singapore Exchange Ltd.	3,000	16,240
Singapore Press Holdings Ltd.	5,000	16,038
Singapore Technologies Engineering Ltd.	5,000	12,160
Singapore Telecommunications Ltd.	29,000	73,106
StarHub Ltd.	2,000	5,155
United Overseas Bank Ltd.	5,000	77,768
UOL Group Ltd.	2,000	7,304
Wilmar International Ltd.	7,000	27,544
Yangzijiang Shipbuilding Holdings Ltd.	5,000	4,767
TOTAL SINGAPORE		603,861
South Africa - 1.8%
Absa Group Ltd.	1,139	23,430
African Bank Investments Ltd.	2,923	14,600
African Rainbow Minerals Ltd.	319	7,423
Anglo Platinum Ltd.	272	17,625
AngloGold Ashanti Ltd.	1,404	48,113
ArcelorMittal South Africa Ltd.	555	4,210
Aspen Pharmacare Holdings Ltd.	1,114	18,003
Aveng Ltd.	1,136	5,807
Barloworld Ltd.	858	10,810
Bidvest Group Ltd.	1,149	27,159
Discovery Holdings Ltd.	879	5,820
Exxaro Resources Ltd.	396	10,539
FirstRand Ltd.	10,167	33,032
Foschini Ltd.	655	10,845
Gold Fields Ltd.	2,523	32,300
Growthpoint Properties Ltd.	5,629	15,198
Harmony Gold Mining Co. Ltd.	1,245	12,099
Impala Platinum Holdings Ltd.	1,773	34,489
Imperial Holdings Ltd.	738	16,018
Investec Ltd.	728	4,177
Kumba Iron Ore Ltd.	267	18,863
Liberty Holdings Ltd.	577	6,542
Life Healthcare Group Holdings Ltd.	3,208	11,087
Massmart Holdings Ltd.	311	6,681
Mmi Holdings Ltd.	3,145	7,080
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd.	5,974	$ 104,372
Naspers Ltd. Class N	1,353	81,488
Nedbank Group Ltd.	682	14,861
Netcare Ltd.	2,732	4,935
Northam Platinum Ltd.	1,426	6,116
Pick 'n Pay Stores Ltd.	527	3,051
Pretoria Portland Cement Co. Ltd.	1,508	6,006
Rand Merchant Insurance Holdings Ltd.	2,738	6,125
Redefine Properties Ltd. unit	11,137	11,813
Remgro Ltd.	1,612	27,287
Reunert Ltd.	603	5,582
RMB Holdings Ltd.	2,290	9,893
Sanlam Ltd.	6,515	28,010
Sappi Ltd. (a)	1,818	6,584
Sasol Ltd.	1,929	91,659
Shoprite Holdings Ltd.	1,491	25,764
Spar Group Ltd.	723	11,299
Standard Bank Group Ltd.	4,296	63,380
Steinhoff International Holdings Ltd.	4,334	15,803
Telkom SA Ltd.	557	1,703
Tiger Brands Ltd.	514	18,834
Truworths International Ltd.	1,744	18,610
Vodacom Group (Pty) Ltd.	1,236	17,178
Woolworths Holdings Ltd.	2,788	17,424
TOTAL SOUTH AFRICA		999,727
Spain - 1.7%
Abertis Infraestructuras SA	1,510	23,368
Acerinox SA	366	4,449
Actividades de Construccion y Servicios SA (ACS)	482	8,837
Amadeus IT Holding SA Class A	1,210	24,732
Banco Bilbao Vizcaya Argentaria SA	15,604	105,601
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	15,604	2,231
Banco de Sabadell SA	7,304	17,250
Banco Popular Espanol SA	3,949	12,625
Banco Santander SA	1,202	7,511
Banco Santander SA (Spain)	28,867	181,259
Bankia SA	3,000	10,298
Bankinter SA	853	3,795
Cintra Concesiones de Infrastructuras de Transporte SA	1,406	15,657
Criteria CaixaCorp SA	2,575	8,876
Distribuidora Internacional de Alimentacion SA (a)	2,500	11,980
Common Stocks - continued
	Shares	Value
Spain - continued
EDP Renovaveis SA (a)	474	$ 2,019
Enagas SA	611	10,737
Fomento Construcciones y Contratas SA (FOCSA)	202	3,451
Gas Natural SDG SA	1,138	15,848
Grifols SA (a)	584	14,708
Grupo Acciona SA	83	5,098
Iberdrola SA	13,890	64,669
Inditex SA	796	71,602
Indra Sistemas	347	3,600
International Consolidated Airlines Group SA (a)	2,788	8,009
MAPFRE SA (Reg.)	2,381	6,881
Red Electrica Corporacion SA	361	15,718
Repsol YPF SA	2,916	55,780
Telefonica SA	14,536	212,282
Zardoya Otis SA	461	5,645
TOTAL SPAIN		934,516
Sweden - 2.0%
Alfa Laval AB	1,245	24,823
ASSA ABLOY AB (B Shares)	1,104	32,180
Atlas Copco AB:
(A Shares)	2,420	57,613
(B Shares)	1,357	28,490
Boliden AB	894	14,313
Electrolux AB (B Shares)	970	21,664
Getinge AB (B Shares)	665	17,850
H&M Hennes & Mauritz AB (B Shares)	3,599	123,648
Hexagon AB (B Shares)	1,002	20,351
Holmen AB (B Shares)	209	5,551
Husqvarna AB (B Shares)	1,306	7,516
Industrivarden AB Series C	371	5,669
Investment AB Kinnevik	678	13,791
Investor AB (B Shares)	1,577	31,443
Lundin Petroleum AB (a)	900	17,904
Modern Times Group MTG AB (B Shares)	143	6,953
Nordea Bank AB	9,459	83,883
Ratos AB (B Shares)	664	7,775
Sandvik AB	3,424	54,258
Scania AB (B Shares)	1,038	21,221
Securitas AB (B Shares)	1,360	12,465
Skandinaviska Enskilda Banken AB (A Shares)	4,930	33,274
Skanska AB (B Shares)	1,453	23,652
Common Stocks - continued
	Shares	Value
Sweden - continued
SKF AB (B Shares)	1,382	$ 32,798
SSAB Svenskt Stal AB (A Shares)	527	5,379
Svenska Cellulosa AB (SCA) (B Shares)	2,013	31,899
Svenska Handelsbanken AB (A Shares)	1,770	57,361
Swedbank AB (A Shares)	3,021	50,030
Swedish Match Co. AB	752	30,569
Tele2 AB (B Shares)	1,198	22,834
Telefonaktiebolaget LM Ericsson (B Shares)	10,753	106,608
TeliaSonera AB	8,056	53,857
Volvo AB (B Shares)	5,137	71,237
TOTAL SWEDEN		1,128,859
Switzerland - 5.5%
ABB Ltd. (Reg.)	7,880	143,612
Actelion Ltd.	359	15,190
Adecco SA (Reg.)	488	23,767
Aryzta AG	290	14,603
Baloise Holdings AG	160	12,385
Barry Callebaut AG	5	4,812
Compagnie Financiere Richemont SA Series A	1,839	113,677
Credit Suisse Group	4,018	96,117
GAM Holding Ltd.	605	7,766
Geberit AG (Reg.)	138	29,180
Givaudan SA	29	28,152
Holcim Ltd. (Reg.)	886	55,158
Julius Baer Group Ltd.	739	28,296
Kuehne & Nagel International AG	195	23,700
Lindt & Spruengli AG (participation certificate)	3	9,785
Lonza Group AG	230	10,373
Nestle SA	11,814	723,747
Novartis AG	8,339	460,499
Pargesa Holding SA	96	6,426
Partners Group Holding AG	52	9,895
Roche Holding AG (participation certificate)	2,509	458,368
Schindler Holding AG:
(participation certificate)	186	24,061
(Reg.)	60	7,669
SGS SA (Reg.)	19	36,700
Sika AG (Bearer)	8	16,951
Sonova Holding AG Class B	181	19,984
Straumann Holding AG	33	5,476
Sulzer AG (Reg.)	106	15,242
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swatch Group AG:
(Bearer)	106	$ 48,892
(Reg.)	172	13,721
Swiss Life Holding AG	104	10,640
Swiss Re Ltd.	1,257	78,809
Swisscom AG	82	30,548
Syngenta AG (Switzerland)	332	116,437
Transocean Ltd. (Switzerland)	1,239	61,844
UBS AG	12,888	160,966
Zurich Financial Services AG	525	128,423
TOTAL SWITZERLAND		3,051,871
Taiwan - 2.4%
Acer, Inc.	8,000	9,192
Advanced Semiconductor Engineering, Inc.	17,000	17,126
Advantech Co. Ltd.	1,000	3,403
Asia Cement Corp.	6,000	7,234
ASUSTeK Computer, Inc.	2,000	20,237
AU Optronics Corp.	29,000	13,073
Capital Securities Corp.	6,090	2,183
Catcher Technology Co. Ltd.	2,000	12,828
Cathay Financial Holding Co. Ltd.	24,000	25,436
Chang Hwa Commercial Bank	12,000	6,668
Cheng Shin Rubber Industry Co. Ltd.	5,000	12,468
Cheng Uei Precision Industries Co. Ltd.	1,000	2,058
Chicony Electronics Co. Ltd.	2,000	3,910
Chimei Innolux Corp. (a)	16,000	6,640
China Airlines Ltd.	5,490	2,137
China Development Finance Holding Corp.	27,000	6,853
China Life Insurance Co. Ltd.	5,285	4,731
China Motor Co. Ltd.	3,000	2,485
China Petrochemical Development Corp.	6,000	6,071
China Steel Corp.	38,000	37,863
Chinatrust Financial Holding Co. Ltd.	37,583	24,041
Chunghwa Telecom Co. Ltd.	13,000	40,723
Clevo Co. Ltd.	2,000	3,128
Compal Electronics, Inc.	13,000	14,982
Delta Electronics, Inc.	6,000	17,863
E Ink Holdings, Inc.	2,000	2,195
E.Sun Financial Holdings Co. Ltd.	11,000	5,848
Epistar Corp.	4,000	9,741
Eternal Chemical Co. Ltd.	4,000	3,128
Common Stocks - continued
	Shares	Value
Taiwan - continued
EVA Airways Corp.	4,400	$ 2,649
Evergreen Marine Corp. (Taiwan)	4,000	2,360
Everlight Electronics Co. Ltd.	2,000	4,116
Far East Department Stores Co. Ltd.	4,000	4,322
Far Eastern Textile Ltd.	11,000	12,432
Far EasTone Telecommunications Co. Ltd.	5,000	10,890
Farglory Land Development Co. Ltd.	2,000	3,704
Feng Hsin Iron & Steel Co.	1,000	1,688
First Financial Holding Co. Ltd.	22,000	13,205
Formosa Chemicals & Fibre Corp.	10,000	29,052
Formosa Petrochemical Corp.	4,000	12,471
Formosa Plastics Corp.	14,000	39,856
Formosa Taffeta Co. Ltd.	3,000	2,840
Foxconn Technology Co. Ltd.	2,000	7,066
Fubon Financial Holding Co. Ltd.	18,000	18,800
Giant Manufacturing Co. Ltd.	1,000	5,042
Highwealth Construction Corp.	1,000	1,681
HIWIN Technologies Corp.	1,000	9,501
Hon Hai Precision Industry Co. Ltd. (Foxconn)	32,000	101,417
Hotai Motor Co. Ltd.	1,000	6,380
HTC Corp.	3,000	45,584
Hua Nan Financial Holdings Co. Ltd.	15,026	8,349
Inotera Memories, Inc. (a)	12,000	3,161
Inventec Corp.	8,000	3,087
KGI Securities Co. Ltd.	14,000	6,483
Kinsus Interconnect Technology Corp.	1,000	3,149
Lee Chang Yung Chemical Industry Corp.	1,064	1,646
Lite-On Technology Corp.	6,000	7,337
Macronix International Co. Ltd.	7,000	2,315
MediaTek, Inc.	4,000	34,711
Mega Financial Holding Co. Ltd.	30,000	23,770
Motech Industries, Inc.	1,000	1,470
Nan Ya Plastics Corp.	17,000	35,102
Nan Ya Printed Circuit Board Corp.	1,000	1,876
Nankang Rubber Tire Co. Ltd.	2,000	2,943
Novatek Microelectronics Corp.	2,000	6,071
Pegatron Corp.	5,000	7,254
Phison Electronics Corp.	1,000	7,134
Pou Chen Corp.	6,000	5,155
Powertech Technology, Inc.	2,000	3,406
President Chain Store Corp.	2,000	10,770
Quanta Computer, Inc.	9,000	23,708
Common Stocks - continued
	Shares	Value
Taiwan - continued
Radiant Opto-Electronics Corp.	2,000	$ 8,438
Realtek Semiconductor Corp.	2,000	4,349
Richtek Technology Corp.	1,000	6,105
Ruentex Development Co. Ltd.	2,000	2,885
Ruentex Industries Ltd.	1,146	2,001
Shin Kong Financial Holding Co. Ltd. (a)	18,000	5,347
Siliconware Precision Industries Co. Ltd.	11,000	12,989
SIMPLO Technology Co. Ltd.	1,000	7,717
Sino-American Silicon Products, Inc.	1,000	1,742
Sinopac Holdings Co.	18,000	6,143
Standard Foods Corp.	1,000	3,121
Synnex Technology International Corp.	4,000	9,398
Taishin Financial Holdings Co. Ltd.	15,000	5,814
Taiwan Business Bank	8,000	2,437
Taiwan Cement Corp.	11,000	13,149
Taiwan Cooperative Financial Holding Co. Ltd. (a)	12,000	7,388
Taiwan Fertilizer Co. Ltd.	2,000	4,802
Taiwan Glass Industry Corp.	2,000	1,996
Taiwan Mobile Co. Ltd.	5,600	18,094
Taiwan Semiconductor Manufacturing Co. Ltd.	87,000	257,612
Tatung Co. Ltd. (a)	7,000	1,921
TECO Electric & Machinery Co. Ltd.	4,000	2,936
Tripod Technology Corp.	1,000	2,950
TSRC Corp.	1,000	2,425
Tung Ho Steel Enterprise Corp.	3,000	2,861
U-Ming Marine Transport Corp.	2,000	3,403
Unified-President Enterprises Corp.	14,000	21,825
Unimicron Technology Corp.	6,000	6,843
United Microelectronics Corp.	46,000	24,106
Walsin Lihwa Corp.	7,000	2,043
Wan Hai Lines Ltd.	6,000	3,046
Wintek Corp.	8,000	5,227
Wistron Corp.	6,000	9,024
WPG Holding Co. Ltd.	5,000	6,843
Yang Ming Marine Transport Corp.	8,000	3,403
Yuanta Financial Holding Co. Ltd.	26,190	12,576
Yulon Motor Co. Ltd.	2,000	3,210
TOTAL TAIWAN		1,354,367
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	2,900	17,256
Bangkok Bank Public Co. Ltd.	1,500	9,462
Common Stocks - continued
	Shares	Value
Thailand - continued
Bangkok Bank Public Co. Ltd. (For. Reg.)	2,700	$ 17,031
Bank of Ayudhya PCL	3,900	3,519
Bank of Ayudhya PCL (For. Reg.)	3,400	3,068
Banpu PCL (For. Reg.)	450	8,135
BEC World PCL (For. Reg.)	4,300	7,200
C.P. ALL PCL (For. Reg.)	7,400	18,407
Charoen Pokphand Foods PCL	3,100	4,107
Charoen Pokphand Foods PCL (For. Reg.)	9,000	11,925
Glow Energy PCL (For. Reg.)	1,600	3,499
Indorama Ventures PCL (For. Reg.)	4,700	5,272
IRPC Public Co. Ltd. (For. Reg.)	32,200	4,565
Kasikornbank PCL	2,400	12,720
Kasikornbank PCL (For. Reg.)	4,300	22,790
Krung Thai Bank PCL (For. Reg.)	9,300	5,443
PTT Exploration and Production PCL	700	4,040
PTT Exploration and Production PCL (For. Reg.)	3,700	21,354
PTT Global Chemical PCL (For. Reg.)	5,439	12,158
PTT PCL (For. Reg.)	3,000	34,238
Siam Cement PCL (For. Reg.)	1,200	16,310
Siam Commercial Bank PCL (For. Reg.)	5,800	29,231
Thai Oil PCL (For. Reg.)	2,500	5,487
TOTAL THAILAND		277,217
Turkey - 0.3%
Akbank T.A.S.	3,969	14,728
Anadolu Efes Biracilik ve Malt Sanayii A/S	607	8,551
Arcelik A/S	803	3,519
Asya Katilim Bankasi A/S (a)	3,321	3,383
Bim Birlesik Magazalar A/S JSC	350	14,592
Coca-Cola Icecek A/S	256	3,599
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,184	2,871
Enka Insaat ve Sanayi A/S	1,355	4,242
Eregli Demir ve Celik Fabrikalari T.A.S.	2,124	2,938
Ford Otomotiv Sanayi A/S	288	2,647
Haci Omer Sabanci Holding A/S	1,795	7,458
Koc Holding A/S	1,735	6,438
Koza Altin Isletmeleri A/S	200	4,326
TAV Havalimanlari Holding A/S (a)	681	3,581
Tupras-Turkiye Petrol Rafinerileri A/S	413	8,627
Turk Hava Yollari AO	2,045	3,131
Turk Sise ve Cam Fabrikalari A/S	1,570	2,681
Turk Telekomunikasyon A/S	1,523	6,675
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkcell Iletisim Hizmet A/S (a)	2,856	$ 14,204
Turkiye Garanti Bankasi A/S	7,412	27,252
Turkiye Halk Bankasi A/S	928	6,497
Turkiye Is Bankasi A/S Series C	5,079	11,621
Turkiye Vakiflar Bankasi TAO	3,506	6,286
Yapi ve Kredi Bankasi A/S (a)	3,339	6,176
TOTAL TURKEY		176,023
United Kingdom - 14.5%
3I Group PLC	2,929	9,085
Admiral Group PLC	816	16,039
Aggreko PLC	923	33,723
AMEC PLC	1,031	18,993
Anglo American PLC (United Kingdom)	4,685	180,068
Antofagasta PLC	1,411	27,047
ARM Holdings PLC	4,880	41,296
Associated British Foods PLC	1,317	26,058
AstraZeneca PLC (United Kingdom)	4,648	203,707
Aviva PLC	9,807	49,090
Babcock International Group PLC	1,162	15,673
BAE Systems PLC	11,908	57,056
Balfour Beatty PLC	2,937	12,442
Barclays PLC	40,973	145,077
BG Group PLC	12,050	283,694
BHP Billiton PLC	7,488	241,082
BP PLC	67,646	488,742
British American Tobacco PLC (United Kingdom)	7,028	360,507
British Land Co. PLC	3,058	24,291
British Sky Broadcasting Group PLC	4,224	46,484
BT Group PLC	27,572	94,320
Bunzl PLC	1,020	16,936
Burberry Group PLC	1,513	36,468
Capita Group PLC	2,217	23,857
Capital Shopping Centres Group PLC	2,466	13,008
Carnival PLC	719	23,357
Centrica PLC	18,154	90,430
Cobham PLC	3,315	12,187
Compass Group PLC	6,991	73,075
Diageo PLC	8,885	224,136
Essar Energy PLC (a)	692	1,645
Eurasian Natural Resources Corp. PLC	724	6,575
Fresnillo PLC	585	14,812
Common Stocks - continued
	Shares	Value
United Kingdom - continued
G4S PLC (United Kingdom)	5,290	$ 24,007
GKN PLC	5,985	19,788
GlaxoSmithKline PLC	18,016	416,248
Hammerson PLC	2,784	18,870
HSBC Holdings PLC (United Kingdom)	63,850	576,456
ICAP PLC	1,892	11,660
Imperial Tobacco Group PLC	3,582	143,256
Inmarsat PLC	1,567	11,186
InterContinental Hotel Group PLC	930	22,178
International Power PLC	5,346	36,183
Intertek Group PLC	618	25,227
Invensys PLC	3,591	12,945
Investec PLC	2,145	12,366
ITV PLC	14,743	20,029
J Sainsbury PLC	4,656	23,268
Johnson Matthey PLC	763	28,657
Kazakhmys PLC	662	9,251
Kingfisher PLC	8,157	38,461
Land Securities Group PLC	2,818	33,275
Legal & General Group PLC	21,875	41,754
Lloyds Banking Group PLC (a)	150,556	75,580
London Stock Exchange Group PLC	533	9,412
Lonmin PLC	469	7,932
Man Group PLC	6,294	10,573
Marks & Spencer Group PLC	5,629	32,617
Meggitt PLC	3,100	20,554
National Grid PLC	12,599	136,068
Next PLC	618	29,380
Old Mutual PLC	18,082	43,378
Pearson PLC	2,974	56,025
Prudential PLC	8,977	110,035
Reckitt Benckiser Group PLC	2,207	128,493
Reed Elsevier PLC	4,207	34,817
Rexam PLC	3,185	22,229
Rio Tinto PLC	4,868	272,908
Rolls-Royce Group PLC	6,686	89,367
Royal & Sun Alliance Insurance Group PLC	13,666	23,290
Royal Bank of Scotland Group PLC (a)	62,875	24,808
Royal Dutch Shell PLC:
Class A (Netherlands)	9,080	323,870
Class A (United Kingdom)	3,969	141,576
Class B	9,460	346,227
Common Stocks - continued
	Shares	Value
United Kingdom - continued
SABMiller PLC	3,377	$ 141,881
Sage Group PLC	4,905	22,777
Schroders PLC	372	8,562
Scottish & Southern Energy PLC	3,417	73,264
Segro PLC	2,538	9,108
Serco Group PLC	2,000	17,611
Severn Trent PLC	847	23,234
Smith & Nephew PLC	3,202	31,522
Smiths Group PLC	1,439	24,991
Standard Chartered PLC (United Kingdom)	8,445	206,429
Standard Life PLC	8,284	30,065
Tate & Lyle PLC	1,820	20,398
Tesco PLC	28,436	146,471
The Weir Group PLC	778	21,530
TUI Travel PLC	1,908	5,915
Tullow Oil PLC	3,281	81,692
Unilever PLC	4,549	155,422
United Utilities Group PLC	2,301	23,099
Vedanta Resources PLC	373	7,368
Vodafone Group PLC	179,352	496,501
Whitbread PLC	567	17,734
WM Morrison Supermarkets PLC	7,518	34,240
Xstrata PLC	7,324	139,976
TOTAL UNITED KINGDOM		8,114,954
United States of America - 0.1%
Southern Copper Corp.	655	21,536
Synthes, Inc.	233	40,179
TOTAL UNITED STATES OF AMERICA		61,715
TOTAL COMMON STOCKS (Cost $51,356,463)		52,581,133
Nonconvertible Preferred Stocks - 0.6%

Colombia - 0.0%
Grupo Aval Acciones Y Val SA	5,400	3,876
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	211	13,128
Henkel AG & Co. KGaA	635	47,242
Porsche Automobil Holding SE (Germany)	536	32,721
ProSiebenSat.1 Media AG	228	5,789
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
RWE AG (non-vtg.)	143	$ 5,654
Volkswagen AG	509	96,423
TOTAL GERMANY		200,957
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	19,839	18,583
Korea (South) - 0.1%
Hyundai Motor Co.	90	5,957
Hyundai Motor Co. Series 2	129	9,109
LG Chemical Ltd.	23	1,775
Samsung Electronics Co. Ltd.	69	49,394
TOTAL KOREA (SOUTH)		66,235
Russia - 0.1%
Ak Transneft Oao (a)	5	9,329
Sberbank (Savings Bank of the Russian Federation) (a)	3,100	7,250
Surgutneftegaz JSC	23,000	15,319
TOTAL RUSSIA		31,898
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	708,716	1,150
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $276,636)		322,699
Investment Companies - 0.3%

iShares MSCI Canada Index ETF (Cost $156,256)	5,600	158,816
Government Obligations - 0.7%
Principal Amount
United States of America - 0.7%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.11% 8/2/12 to 10/18/12 (e) (Cost $399,852)	$ 400,000	399,844
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	1,652,761	$ 1,652,761
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	482,250	482,250
TOTAL MONEY MARKET FUNDS (Cost $2,135,011)		2,135,011
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $54,324,218)		55,597,503
NET OTHER ASSETS (LIABILITIES) - 0.4%		245,310
NET ASSETS - 100%		$ 55,842,813
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
19 NYSE E-mini MSCI EAFE Index Contracts	June 2012	$ 1,431,270	$ 21,753
10 NYSE E-mini MSCI Emerging Markets Index Contracts	June 2012	509,700	4,274
21 SGX S&P CNX Nifty Index Contracts (Singapore)	June 2012	221,193	(3,695)
TOTAL EQUITY INDEX CONTRACTS		$ 2,162,163	$ 22,332

The face value of futures purchased as a percentage of net assets is 3.9%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to MSCI Daily TR Net Emerging Markets India Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with JPMorgan Chase, Inc.	Sept. 2012	$ 146,430	$ (4,660)
Receive monthly a return equal to MSCI Daily TR Net Emerging Markets India Index and pay monthly a floating rate based on 1-month LIBOR plus 41 basis points with JPMorgan Chase, Inc.	Sept. 2012	459,296	(14,768)
		$ 605,726	$ (19,428)
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $319,898.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,074
Fidelity Securities Lending Cash Central Fund	1,260
Total	$ 2,334
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,054,091	$ 3,264,368	$ 1,789,723	$ -
Consumer Staples	5,299,905	3,877,613	1,422,292	-
Energy	6,020,546	3,498,905	2,521,641	-
Financials	12,449,499	9,273,421	3,176,078	-
Health Care	3,661,123	1,338,856	2,322,267	-
Industrials	5,641,978	3,717,064	1,924,914	-
Information Technology	3,455,521	1,686,831	1,768,690	-
Materials	6,135,255	4,172,463	1,958,688	4,104
Telecommunication Services	3,154,198	1,429,396	1,724,802	-
Utilities	2,031,716	1,577,878	453,838	-
Investment Companies	158,816	158,816	-	-
Government Obligations	399,844	-	399,844	-
Money Market Funds	2,135,011	2,135,011	-	-
Total Investments in Securities:	$ 55,597,503	$ 36,130,622	$ 19,462,777	$ 4,104
Derivative Instruments:
Assets
Futures Contracts	$ 26,027	$ 26,027	$ -	$ -
Liabilities
Futures Contracts	$ (3,695)	$ (3,695)	$ -	$ -
Swap Agreements	(19,428)	-	(19,428)	-
Total Liabilities	$ (23,123)	$ (3,695)	$ (19,428)	$ -
Total Derivative Instruments:	$ 2,904	$ 22,332	$ (19,428)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,276)
Cost of Purchases	2,839
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	2,541
Transfers out of Level 3	-
Ending Balance	$ 4,104
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (1,276)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 26,027	$ (3,695)
Swap Agreements (b)	-	(19,428)
Total Value of Derivatives	$ 26,027	$ (23,123)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $437,087) - See accompanying schedule: Unaffiliated issuers (cost $52,189,207)	$ 53,462,492
Fidelity Central Funds (cost $2,135,011)	2,135,011
Total Investments (cost $54,324,218)		$ 55,597,503
Foreign currency held at value (cost $133,429)		133,756
Receivable for investments sold		8,292
Receivable for fund shares sold		351,246
Dividends receivable		242,538
Distributions receivable from Fidelity Central Funds		1,492
Receivable from investment adviser for expense reductions		4,522
Other affiliated receivables		116,016
Total assets		56,455,365

Liabilities
Payable for investments purchased	$ 57,808
Payable for fund shares redeemed	35,072
Swap agreements, at value	19,427
Accrued management fee	8,854
Payable for daily variation margin on futures contracts	5,309
Other affiliated payables	3,832
Collateral on securities loaned, at value	482,250
Total liabilities		612,552

Net Assets		$ 55,842,813
Net Assets consist of:
Paid in capital		$ 53,997,532
Undistributed net investment income		510,339
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		54,450
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,280,492
Net Assets		$ 55,842,813

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($12,962,660 ÷ 1,243,752 shares)	$ 10.42

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($36,315,081 ÷ 3,482,906 shares)	$ 10.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,101,890 ÷ 489,132 shares)	$ 10.43

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,463,182 ÷ 140,259 shares)	$ 10.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 741,139
Interest		191
Income from Fidelity Central Funds		2,334
Income before foreign taxes withheld		743,664
Less foreign taxes withheld		(59,221)
Total income		684,443

Expenses
Management fee	$ 42,838
Transfer agent fees	16,328
Independent trustees' compensation	70
Total expenses before reductions	59,236
Expense reductions	(21,604)	37,632
Net investment income (loss)		646,811
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,378)
Foreign currency transactions	(18,007)
Futures contracts	245,310
Swap agreements	(3,331)
Total net realized gain (loss)		203,594
Change in net unrealized appreciation (depreciation) on: Investment securities	784,579
Assets and liabilities in foreign currencies	5,977
Futures contracts	(71,845)
Swap agreements	(54,608)
Total change in net unrealized appreciation (depreciation)		664,103
Net gain (loss)		867,697
Net increase (decrease) in net assets resulting from operations		$ 1,514,508

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	For the period September 8, 2011 (commencement of operations) to October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 646,811	$ 86,770
Net realized gain (loss)	203,594	(253,482)
Change in net unrealized appreciation (depreciation)	664,103	616,389
Net increase (decrease) in net assets resulting from operations	1,514,508	449,677
Distributions to shareholders from net realized gain	(118,904)	-
Share transactions - net increase (decrease)	19,804,117	34,189,185
Redemption fees	4,137	93
Total increase (decrease) in net assets	21,203,858	34,638,955

Net Assets
Beginning of period	34,638,955	-
End of period (including undistributed net investment income of $510,339 and accumulated net investment loss of $136,472, respectively)	$ 55,842,813	$ 34,638,955

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.03
Net realized and unrealized gain (loss)	.21	.06
Total from investment operations	.36	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 10.42	$ 10.09
Total Return B, C	3.62%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.34% A	.34% A
Expenses net of fee waivers, if any	.24% A	.24% A
Expenses net of all reductions	.24% A	.24% A
Net investment income (loss)	2.96% A	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,963	$ 1,790
Portfolio turnover rate F	8% A	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.03
Net realized and unrealized gain (loss)	.22	.06
Total from investment operations	.37	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 10.43	$ 10.09
Total Return B, C	3.72%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.28% A	.28% A
Expenses net of fee waivers, if any	.18% A	.18% A
Expenses net of all reductions	.18% A	.18% A
Net investment income (loss)	3.02% A	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,315	$ 17,715
Portfolio turnover rate F	8% A	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.03
Net realized and unrealized gain (loss)	.22	.06
Total from investment operations	.37	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 10.43	$ 10.09
Total Return B, C	3.72%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.23% A	.23% A
Expenses net of fee waivers, if any	.13% A	.13% A
Expenses net of all reductions	.13% A	.13% A
Net investment income (loss)	3.07% A	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,102	$ 7,567
Portfolio turnover rate F	8% A	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2012	Year ended October 31,
	(Unaudited)	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.03
Net realized and unrealized gain (loss)	.22	.06
Total from investment operations	.37	.09
Distributions from net realized gain	(.03)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 10.43	$ 10.09
Total Return B, C	3.72%	.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A	.20% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	3.09% A	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,463	$ 7,568
Portfolio turnover rate F	8% A	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. The Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

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3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, passive foreign investment companies and losses deferred due to wash sales.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 82,493,576	$ 4,995,969	$ (3,522,797)	$ 1,473,172
Spartan Global ex U.S. Index Fund	54,327,453	3,601,460	(2,331,410)	1,270,050

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal to 1.50% and 1.00% of the net asset value of shares redeemed for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts and swap agreements, in order to meet their investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as swap agreements, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Futures contracts are not covered by the ISDA Master Agreement, however, counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	80,627	(29,325)
Swap Agreements	(181,891)	(311,155)
Totals (a)	$ (101,264)	$ (340,480)
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	245,310	(71,845)
Swap Agreements	(3,331)	(54,608)
Totals (a)	$ 241,979	$ (126,453)

(a) A summary of the value of derivatives by risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

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4. Derivative Instruments - continued

Swap Agreements - continued

Details of swaps open at period end are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. The Funds entered into total return swaps to manage market exposure.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	45,805,614	2,916,600
Spartan Global ex U.S. Index Fund	21,628,438	1,667,495

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035%, and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 37,348
Fidelity Advantage Class	8,557
Institutional Class	253
$ 46,158

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Spartan Global ex U.S. Index Fund	Amount
Investor Class	$ 4,846
Fidelity Advantage Class	10,769
Institutional Class	713
$ 16,328

7. Committed Line of Credit.

The Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit. There were no commitment fees paid during the period by the Funds.

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity during the period was as follows:

Total Security Lending Income
Spartan Global ex U.S. Index Fund	$ 1,260

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Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR contractually agreed to reimburse each class of Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Spartan Emerging Markets Index Fund
Investor Class	.33%	$ 23,447
Fidelity Advantage Class	.22%	11,283
Institutional Class	.15%	1,085
Fidelity Advantage Institutional Class	.12%	1,102
Spartan Global ex U.S. Index Fund
Investor Class	.24%	$ 3,537
Fidelity Advantage Class	.18%	13,572
Institutional Class	.13%	2,384
Fidelity Advantage Institutional Class	.10%	2,106

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Funds' custody expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Emerging Markets Index Fund	$ 6
Spartan Global ex U.S. Index Fund	5

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011 A
Spartan Emerging Markets Index Fund From net realized gain
Investor Class	$ 75,627	$ -
Fidelity Advantage Class	39,940	-
Institutional Class	14,631	-
Fidelity Advantage Institutional Class	14,651	-
Total	$ 144,849	$ -
Spartan Global ex U.S. Index Fund From net realized gain
Investor Class	$ 10,086	$ -
Fidelity Advantage Class	61,496	-
Institutional Class	23,661	-
Fidelity Advantage Institutional Class	23,661	-
Total	$ 118,904	$ -

A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011 A	Six months ended April 30, 2012	Year ended October 31, 2011 A
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	4,591,645	2,000,573	$ 44,559,765	$ 17,944,136
Reinvestment of distributions	8,161	-	74,427	-
Shares redeemed	(645,778)	(513,183)	(6,379,799)	(4,599,752)
Net increase (decrease)	3,954,028	1,487,390	$ 38,254,393	$ 13,344,384
Fidelity Advantage Class
Shares sold	3,058,486	1,102,387	$ 30,021,164	$ 10,433,223
Reinvestment of distributions	4,293	-	39,151	-
Shares redeemed	(1,058,078)	-	(9,896,499)	-
Net increase (decrease)	2,004,701	1,102,387	$ 20,163,816	$ 10,433,223

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011 A	Six months ended April 30, 2012	Year ended October 31, 2011 A
Spartan Emerging Markets Index Fund
Institutional Class
Shares sold	-	500,001	$ -	$ 5,000,010
Reinvestment of distributions	1,604	-	14,631	-
Shares redeemed	(497,334)	-	(4,635,119)	-
Net increase (decrease)	(495,730)	500,001	$ (4,620,488)	$ 5,000,010
Fidelity Advantage Institutional Class
Shares sold	7,190	500,001	$ 71,747	$ 5,000,010
Reinvestment of distributions	1,606	-	14,651	-
Shares redeemed	(497,335)	-	(4,635,206)	-
Net increase (decrease)	(488,539)	500,001	$ (4,548,808)	$ 5,000,010
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,260,962	928,520	$ 12,780,515	$ 9,214,235
Reinvestment of distributions	952	-	9,239	-
Shares redeemed	(195,572)	(751,110)	(2,011,046)	(7,397,542)
Net increase (decrease)	1,066,342	177,410	$ 10,778,708	$ 1,816,693
Fidelity Advantage Class
Shares sold	3,004,298	1,755,857	$ 30,179,050	$ 17,372,473
Reinvestment of distributions	6,228	-	60,478	-
Shares redeemed	(1,283,477)	-	(12,807,954)	-
Net increase (decrease)	1,727,049	1,755,857	$ 17,431,574	$ 17,372,473
Institutional Class
Shares sold	350,832	750,001	$ 3,756,418	$ 7,500,009
Reinvestment of distributions	2,437	-	23,661	-
Shares redeemed	(614,138)	-	(6,114,832)	-
Net increase (decrease)	(260,869)	750,001	$ (2,334,753)	$ 7,500,009

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011 A	Six months ended April 30, 2012	Year ended October 31, 2011 A
Spartan Global ex U.S. Index Fund
Fidelity Advantage Institutional Class
Shares sold	-	750,001	$ -	$ 7,500,010
Reinvestment of distributions	2,437	-	23,661	-
Shares redeemed	(612,179)	-	(6,095,073)	-
Net increase (decrease)	(609,742)	750,001	$ (6,071,412)	$ 7,500,010

A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Spartan Global ex U.S. Index Fund	12

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

EMX-I-GUX-I-USAN-0612
1.929370.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 22, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 22, 2012